Pinnacle V

As filed with the Securities and Exchange Commission on April 23, 2008

Registration Nos. 033-51126 and 811-07132

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment Number	☐
Post-Effective Amendment Number: 24	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment Number: 25	☒

(Check appropriate box or boxes)

Separate Account II of National Integrity Life Insurance Company

(Exact Name of Registrant)

National Integrity Life Insurance Company

(Name of Depositor)

400 Broadway, Cincinnati, Ohio 45202

(Address of Depositor’s Principal Executive Offices)  (Zip Code)

(513) 629-1854

(Depositor’s Telephone Number, including Area Code)

The Western and Southern Life Insurance Company

(Name of Guarantor)

400 Broadway, Cincinnati, Ohio 45202

(Address of Guarantor’s Principal Executive Offices)  (Zip Code)

(513) 629-1854

(Guarantor’s Telephone Number, including Area Code)

Rhonda S. Malone, Esq.

Associate Counsel -Securities

Western & Southern Financial Group, Inc.

400 Broadway, Cincinnati, Ohio  45202

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  Continuous

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2008 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-eff amendment designates a new effective date for a previously filed post-eff amendment.

Title of Securities Being Registered:  PINNACLE V flexible premium variable annuity

PINNACLE V Variable Annuity

May 1, 2008

National Integrity Life Insurance Company

Separate Account II

This prospectus describes the PINNACLE V flexible premium variable annuity contract and the Investment Options available under the contract.  You may invest your contributions in any of the Investment Options listed below.

DWS Investments VIT Fund
DWS Small Cap Index VIP Fund, Class B

Fidelity® Variable Insurance Products - All Service Class 2
Fidelity VIP Asset ManagerSM Portfolio
Fidelity VIP Balanced Portfolio
Fidelity VIP Contrafund® Portfolio
Fidelity VIP Disciplined Small Cap Portfolio
Fidelity VIP Dynamic Capital Appreciation Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Freedom 2010 Portfolio
Fidelity VIP Freedom 2015 Portfolio
Fidelity VIP Freedom 2020 Portfolio
Fidelity VIP Freedom 2025 Portfolio
Fidelity VIP Freedom 2030 Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP Growth & Income Portfolio
Fidelity VIP Growth Opportunities Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Index 500 Portfolio
Fidelity VIP Investment Grade Bond Portfolio
Fidelity VIP Mid Cap Portfolio
Fidelity VIP Overseas Portfolio
Fidelity VIP Value Strategies Portfolio

Franklin Templeton VIP Trust - all Class 2
FTVIPT Franklin Growth and Income Securities Fund
FTVIPT Franklin Income Securities Fund
FTVIPT Franklin Large Cap Growth Securities Fund
FTVIPT Franklin Small Cap Value Securities Fund
FTVIPT Mutual Shares Securities Fund
FTVIPT Templeton Foreign Securities Fund
FTVIPT Templeton Growth Securities Fund

PIMCO Variable Insurance Trust - all Advisor Class
PIMCO VIT All Asset Portfolio
PIMCO VIT CommodityRealReturnTMStrategy Portfolio
PIMCO VIT Low Duration Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio

Rydex Variable Trust
Rydex VT Absolute Return Strategies Fund
Rydex VT Hedged Equity Fund
Rydex VT Sector Rotation Fund

Touchstone Variable Series Trust
Touchstone VST Baron Small Cap Growth Fund
Touchstone VST Core Bond Fund
Touchstone VST High Yield Fund
Touchstone VST Large Cap Core Equity Fund
Touchstone VST Mid Cap Growth Fund
Touchstone VST Money Market Fund, Service Class
Touchstone VST Third Avenue Value Fund
Touchstone VST Aggressive ETF Fund, Service Class
Touchstone VST Conservative ETF Fund, Service Class
Touchstone VST Enhanced ETF Fund, Service Class
Touchstone VST Moderate ETF Fund, Service Class

Van Kampen Life Investment Trust and Universal Institutional Funds - all Class II
Van Kampen LIT Comstock Portfolio
Van Kampen LIT Capital Growth Portfolio
Van Kampen UIF Emerging Markets Debt Portfolio
Van Kampen UIF Emerging Markets Equity Portfolio
Van Kampen UIF U.S. Mid Cap Value Portfolio
Van Kampen UIF U.S. Real Estate Portfolio

Fixed Accounts
Guaranteed Rate Options
Systematic Transfer Option

This prospectus contains information about the contract that you should know before investing.  You should read this prospectus and any supplements, and retain them for future reference.

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The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined that this prospectus is adequate.  Any representation to the contrary is a criminal offense.

This annuity is not a bank product and is not an obligation of, nor guaranteed by, the financial institution where it is offered.  It is not insured by the FDIC, NCUSIF or other federal entity.  It is subject to investment risks, including possible loss of the principal amount invested.

A registration statement relating to this contract, which includes a Statement of Additional Information (SAI) dated May 1, 2008, has been filed with the Securities and Exchange Commission (file numbers 811-07132 and 033-51126).  The SAI is incorporated by reference into this prospectus.  A free copy of the SAI is available by sending in the form at the bottom of this page, or by writing or calling our Administrative Office listed in the Glossary.  The table of contents for the SAI is found in Part 9 of this prospectus.

You can review and copy information about this annuity contract at the SEC’s Public Reference Room in Washington, D.C.  For hours of operation of the Public Reference Room, please call 202-551-8090.  You may also obtain information about this annuity contract on the SEC’s Internet site at http://www.sec.gov.  Copies of that information are also available, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing the SEC’s Public Reference Section, 100 F. Street NE, Washington, D.C. 20459-0102.

We offer a contract with lower expenses that is otherwise substantially similar to this one.  This contract’s higher expenses are related to factors that include additional features and higher commissions paid on this contract.

This prospectus does not constitute an offering in any jurisdiction where such offering may not lawfully be made.  No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

iShares is a registered mark of Barclays Global Investors, N.A. (BGI).  All other trademarks, service marks or registered trademarks are the property of their respective owners.  BGI’s only relationship to National Integrity is the licensing of certain trademarks and trade names of BGI.  National Integrity’s variable annuity products are not sponsored, endorsed, sold or promoted by BGI.  BGI makes no representations or warranties to the owners of National Integrity’s variable annuity products or any member of the public regarding the advisability of investing in them.  BGI has no obligation or liability in connection with the operation, marketing or trading of National Integrity’s variable annuity products.

To request a copy of the Statement of Additional Information for the National Integrity PINNACLE V (May 1, 2008) tear off this section and mail it to us at the Administrative Office listed in the Glossary.

Name:

Address:

Phone:

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TABLE OF CONTENTS

Page P5N-
Glossary	5
Part 1 - Fees and Expense Tables and Summary	7
Contract Owner Transaction Expenses	7
Annual Administrative Charge	7
Separate Account Annual Expenses	7
Total Annual Portfolio Operating Expenses	8
Examples	10
Accumulation Unit Values	11
Summary of Contract	11
Investment Goals and Risks	11
Your Rights and Benefits	11
Account Value and Surrender Value	11
Your Right to Revoke (Free Look Period)	12
How Your Contract is Taxed	12
Part 2 - National Integrity and the Separate Account	12
National Integrity Life Insurance Company	12
Separate Account II and the Variable Account Options	12
Distribution of Variable Annuity Contracts	13
Changes In How We Operate	13
Part 3 - Your Investment Options	13
The Variable Account Options	13
The Fixed Accounts	23
Part 4 - Deductions and Charges	25
Mortality and Expense Risk Charge	25
Annual Administrative Charge	25
Reduction of the Mortality and Expense Risk Charge or Annual Administrative Charge	25
Portfolio Charges	25
Withdrawal Charge	25
Reduction or Elimination of the Withdrawal Charge	26
Disability Waiver	26
Commission Allowance and Additional Payments to Distributors	26
Optional Benefit Charges	27
Transfer Charge	27
Tax Reserve	27
State Premium Tax	27
Part 5 - Terms of Your Variable Annuity	27
Your Contributions	27
Units in Our Separate Account	28
How We Determine Unit Value	28
Transfers	29
Excessive Trading	29
Specific Notice Regarding the Use of this Annuity for Market Timing or Frequent Trading	30
Withdrawals	31
Assignments	32
Death Benefit Paid on Death of Annuitant	32
Distribution on Death of Owner	33
Spousal Continuation	33
Death Claims	34
Maximum Retirement Date and Annuity Benefit	34
Annuity Benefit Payments	35
Timing of Payment	35

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How You Make Requests and Give Instructions	35
Part 6 - Optional Benefits	35
Guaranteed Return Plus Rider	35
Guaranteed Lifetime Income Advantage Rider	38
Part 7 - Voting Rights	44
How Portfolio Shares Are Voted	44
How We Determine Your Voting Shares	45
Separate Account Voting Rights	45
Part 8 - Tax Aspects of the Contract	45
Introduction	45
Your Contract is an Annuity	45
Taxation of Annuities Generally	46
Tax-Favored Retirement Programs	47
Federal and State Income Tax Withholding	47
Impact of Taxes on the Company	47
Transfers Among Investment Options	47
Part 9 - Additional Information	48
Systematic Withdrawal Program	48
Income Plus Withdrawal Program	48
Choices Plus Required Minimum Distribution Program	48
Dollar Cost Averaging Program	49
Systematic Transfer Program	49
Customized Asset Rebalancing Program	49
Systematic Contributions Program	50
Legal Proceedings	50
Table of Contents of Statement of Additional Information	50
Part 10 — Prior Contracts	51
Pinnacle V (Contracts Issued form September 11, 2007 to February 25, 2008	51
Pinnacle IV (Contracts Issued from January 2, 2002 to May 1, 2007)	51
Pinnacle I, II and III (Contracts issued prior to January 2, 2001)	51
Appendices	54
Appendix A - Financial Information for Separate Account II of National Integrity	54
Appendix B - Illustration of a Market Value Adjustment	78
Appendix C - Illustration of Guaranteed Lifetime Income Advantage	82

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GLOSSARY

Account Value - the value of your contract, which consists of the values of your Investment Options added together.

Adjusted Account Value - your Account Value increased or decreased by any Market Value Adjustment made to your Guaranteed Rate Options.

Administrative Office - National Integrity Life Insurance Company, 15 Matthews Street, #200, Goshen, New York 10924.  You may also call us at 1-800-433-1778.  This is the address you are required to use to make requests and give instructions about your variable annuity.

Annuitant - the person whose life is used to determine the amount of the Annuity Benefit.  The Annuitant must be a natural person, and cannot be changed after the Contract Date.

Annuity Benefit - periodic payments beginning on your Retirement Date that you may elect instead of a lump sum.

Business Day - any day that the New York Stock Exchange is open.

Contract Anniversary - occurs once annually on the same day as the Contract Date.

Contract Date - the date we issue you the contract.  It is shown on the schedule page of your contract.

Contract Year - a year that starts on your Contract Date or any Contract Anniversary.

Death Benefit - benefit paid to a named Annuitant’s beneficiary on the death of the Annuitant.

Distribution on Death - a distribution paid to a named owner’s beneficiary on the death of the owner.

Fixed Accounts - Guaranteed Rate Options and the Systematic Transfer Option.

Free Withdrawal Amount - the amount you may withdraw in any Contract Year without paying withdrawal charges.

General Account - the account that contains all of our assets other than those held in Separate Accounts.

Guaranteed Return Plus (Guaranteed Return Plus) - an optional benefit that provides a guaranteed minimum future value of amounts invested under a Guaranteed Return Plus Rider.

Guaranteed Return Plus Investment Options - Investment Options available for contributions under the Guaranteed Return Plus Rider.

Guaranteed Lifetime Income Advantage (GLIA) - an optional benefit that provides a guaranteed minimum value will be available for withdrawal when invested under a GLIA Rider.

GLIA Investment Strategies - Investment Strategies available for contributions under the GLIA Rider.

Guaranteed Rate Option (GRO) - a Fixed Account which offers Guarantee Periods of two, three, five, seven and ten years and locks in a fixed annual effective interest rate.

Guarantee Period - the length of time from the date of your contribution into a GRO, until the GRO matures.

Market Value Adjustment (MVA) - an upward or downward adjustment made to the value of your GRO if you make withdrawals or transfers from the GRO or elect an Annuity Benefit before the end of the

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Guarantee Period.

Investment Options - Variable Account Options and Fixed Accounts, collectively.

Maximum Retirement Date - the last Annuitant’s 90th birthday or the tenth Contract Anniversary, whichever is later, which is the latest date you can begin your Annuity Benefit or receive a lump sum payment.

Portfolio - a mutual fund in which a Variable Account Option invests.

Retirement Date – any date before the Maximum Retirement Date that you choose to begin your Annuity Benefit or receive a lump sum payment.

Rider - a supplement to your contract or additional feature that provides an optional benefit at an additional cost.

Separate Account - Separate Account II of National Integrity Life Insurance Company.  Its assets are segregated by National Integrity and invested in Variable Account Options.

Surrender Value - your Adjusted Account Value reduced by any withdrawal charge, pro rata annual administrative charges and optional benefit charges.

Systematic Transfer Option (STO) - a Fixed Account that accepts new contributions, which must be transferred from the STO into other Investment Options within either a six or twelve month period.  The STO provides a guaranteed fixed interest rate that is effective for the STO period selected.

Unit - measure of your ownership interest in a Variable Account Option.

Unit Value - value of each Unit calculated on any Business Day.

Variable Account Options - Investment Options available to you under the contract, other than the Fixed Accounts.  Each Variable Account Option invests in a corresponding Portfolio with the same name.

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Part 1 – Fees and Expense Tables and Summary

The following tables describe the fees and expenses that you will pay when buying, owning, withdrawing from and surrendering the contract.(1)

The first table describes the fees and expenses that you will pay at the time you buy the contract, withdraw from or surrender the contract, or transfer value among Investment Options.  State premium tax may also be deducted.(2)

Contract Owner Transaction Expenses

Maximum Deferred Sales Load (Withdrawal Charge) as a percentage of contributions(3)	7%
Transfer Charge (for each transfer after 12 transfers in one Contract Year)(4)	$20

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including Total Annual Portfolio Operating Expenses.

Annual Administrative Charge

Annual Administrative Charge(5)	$30

Separate Account Annual Expenses as a percentage of value charged

	Maximum Charge	Current Charge
Mortality and Expense Risk Charge(6)	1.55%	1.55%
Optional Guaranteed Return Plus Charge(7)	0.60%	0.60%
Optional Guaranteed Lifetime Income Advantage – Individual Charge(8)	1.20%	0.60%
Optional Guaranteed Lifetime Income Advantage – Spousal Charge(8)	1.60%	0.80%
Highest Possible Total Separate Account Annual Expenses(9)	3.15%	2.35%

(1) Expenses for prior versions of the contract, if different, are located in Part 10, Prior Contracts.

(2) State premium taxes currently range from 0 to 3.5%.

(3) Withdrawal charges decrease based on the age of each contribution.  See Part 4.

(4) This charge does not apply to transfers made in the Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer programs.

(5) This charge will be waived if the Account Value is at least $50,000 on the last day of the Contract Year.

(6) Assessed daily on the amount allocated to the Variable Account Options

(7) Assessed daily on the amount allocated to your Guaranteed Return Plus Investment Options

(8) Assessed quarterly based on the Payment Base-see Part 6; only one of the GLIA Riders, either Individual or Spousal, can be elected.

(9) You may elect only one of the optional benefits: Guaranteed Return Plus or the Individual or Spousal GLIA.  Therefore the highest possible total separate account annual charges reflect the election of one of these optional benefits, which carries the highest cost.

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The following table shows the total operating expenses charged by the Portfolios that you will pay periodically during the time you own the contract.  More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.  The range of expenses (prior to reimbursements and fee waivers) that are deducted from the Portfolios’ assets, including management fees, distribution or 12b-1 fees, and other expenses are:

Minimum: 0.35%                      Maximum: 1.93%

Total Annual Portfolio Operating Expenses

Gross Portfolio annual expenses prior to any waivers and reimbursements as a percentage of average net assets in each Portfolio:

Portfolio	Manage- ment Fees	12b-1 Fee or Service Fee	Other Expen- ses	Acquired Fund Fees and Expenses	Total Annual Gross Expenses	Total Annual Net Expenses
DWS Small Cap Index VIP Fund, Class B	0.35%	0.25%	0.15%	N/A	0.75%	0.75%
Fidelity VIP Asset Manager Portfolio, Service Class 2	0.51%	0.25%	0.13%	N/A	0.89%	0.89%
Fidelity VIP Balanced Portfolio, Service Class 2	0.41%	0.25%	0.16%	N/A	0.82%	0.82%
Fidelity VIP Contrafund Portfolio, Service Class 2 (1)	0.56%	0.25%	0.09%	N/A	0.90%	0.89%
Fidelity VIP Disciplined Small Cap Portfolio, Service Class 2	0.71%	0.25%	0.28%	N/A	1.24%	1.24%
Fidelity VIP Dynamic Capital Appreciation Portfolio, Service Class 2 (2)	0.56%	0.25%	0.23%	N/A	1.04%	1.03%
Fidelity VIP Equity-Income Portfolio, Service Class 2	0.46%	0.25%	0.09%	N/A	0.80%	0.80%
Fidelity VIP Freedom 2010 Portfolio, Service Class 2 (3)	N/A	0.25%	N/A	0.56%	0.81%	0.81%
Fidelity VIP Freedom 2015 Portfolio, Service Class 2 (3)	N/A	0.25%	N/A	0.59%	0.84%	0.84%
Fidelity VIP Freedom 2020 Portfolio, Service Class 2 (3)	N/A	0.25%	N/A	0.62%	0.87%	0.87%
Fidelity VIP Freedom 2025 Portfolio, Service Class 2 (3)	N/A	0.25%	N/A	0.63%	0.88%	0.88%
Fidelity VIP Freedom 2030 Portfolio, Service Class 2 (3)	N/A	0.25%	N/A	0.66%	0.91%	0.91%
Fidelity VIP Growth Portfolio, Service Class 2 (1)	0.56%	0.25%	0.09%	N/A	0.90%	0.89%
Fidelity VIP Growth & Income Portfolio, Service Class 2	0.46%	0.25%	0.12%	N/A	0.83%	0.83%
Fidelity VIP Growth Opportunities Portfolio, Service Class 2	0.56%	0.25%	0.13%	N/A	0.94%	0.94%
Fidelity VIP High Income Portfolio, Service Class 2	0.57%	0.25%	0.11%	N/A	0.93%	0.93%
Fidelity VIP Index 500 Portfolio, Service Class 2 (4)	0.10%	0.25%	0.00%	N/A	0.35%	0.35%
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	0.32%	0.25%	0.11%	N/A	0.68%	0.68%
Fidelity VIP Mid Cap Portfolio, Service Class 2 (1)	0.56%	0.25%	0.10%	N/A	0.91%	0.90%
Fidelity VIP Overseas Portfolio, Service Class 2 (1)	0.71%	0.25%	0.14%	N/A	1.10%	1.07%
Fidelity VIP Value Strategies Portfolio, Service Class 2	0.56%	0.25%	0.14%	N/A	0.95%	0.95%
FTVIPT Franklin Growth and Income Securities Fund, Class 2 (5)	0.48%	0.25%	0.04%	N/A	0.77%	0.77%
FTVIPT Franklin Income Securities Fund, Class 2 (5)	0.45%	0.25%	0.02%	N/A	0.72%	0.72%
FTVIPT Franklin Large Cap Growth Securities Fund, Class 2 (5)	0.70%	0.25%	0.04%	N/A	0.99%	0.99%
FTVIPT Franklin Small Cap Value Securities Fund, Class 2 (6)	0.51%	0.25%	0.15%	0.02%	0.93%	0.91%
FTVIPT Mutual Shares Securities Fund, Class 2	0.59%	0.25%	0.13%	N/A	0.97%	0.97%
FTVIPT Templeton Foreign Securities, Class 2 (6)	0.63%	0.25%	0.14%	0.02%	1.04%	1.02%
FTVIPT Templeton Growth Securities, Class 2 (5)	0.73%	0.25%	0.03%	N/A	1.01%	1.01%
PIMCO VIT All Assets Portfolio, Advisor Class (7)	0.175%	0.25%	0.25%	0.69%	1.365%	1.345%
PIMCO VIT CommodityRealReturnTM Strategy Portfolio, Advisor Class (8), (9)	0.49%	0.25%	0.34%	0.05%	1.13%	1.08%
PIMCO VIT Low Duration Portfolio, Advisor Class (7)	0.25%	0.25%	0.25%	N/A	0.75%	0.75%
PIMCO VIT Real Return Portfolio, Advisor Class (7)	0.25%	0.25%	0.25%	N/A	0.75%	0.75%
PIMCO VIT Total Return Portfolio, Advisor Class (9)	0.25%	0.25%	0.43%	N/A	0.93%	0.93%
Rydex VT Absolute Return Strategies Fund(10), (11)	1.15%	0.00%	0.54%	N/A	1.69%	1.69%
Rydex VT Hedged Equity Fund(10), (11)	1.15%	0.00%	0.66%	N/A	1.81%	1.81%
Rydex VT Sector Rotation Fund	0.90%	0.00%	0.71%	N/A	1.61%	1.61%
Touchstone VST Baron Small Cap Growth
Fund (12), (13)	1.05%	0.25%	0.44%	N/A	1.74%	1.55%

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Portfolio	Manage- ment Fees	12b-1 Fee or Service Fee	Other Expen- ses	Acquired Fund Fees and Expenses	Total Annual Gross Expenses	Total Annual Net Expenses
Touchstone VST Core Bond Fund (12), (13)	0.55%	0.25%	0.41%	N/A	1.21%	1.00%
Touchstone VST High Yield Fund (12), (13)	0.50%	0.25%	0.44%	N/A	1.19%	1.05%
Touchstone VST Large Cap Core Equity Fund (12), (13)	0.65%	0.25%	0.45%	N/A	1.35%	1.00%
Touchstone VST Mid Cap Growth Fund (12), (13)	0.80%	0.25%	0.37%	0.01%	1.43%	1.17%
Touchstone VST Money Market Fund, Service Class (12), (13)	0.18%	0.25%	0.29%	N/A	0.72%	0.72%
Touchstone VST Third Avenue Value Fund (12), (13)	0.79%	0.25%	0.28%	0.03%	1.35%	1.09%
Touchstone VST Aggressive ETF Fund, Service Class (12), (13), (14)	0.40%	0.25%	0.50%	0.21%	1.36%	0.96%
Touchstone VST Conservative ETF Fund, Service Class (12), (13), (14)	0.40%	0.25%	0.51%	0.20%	1.36%	0.95%
Touchstone VST Enhanced ETF Fund, Service Class (12), (13), (14)	0.40%	0.25%	0.35%	0.25%	1.25%	1.00%
Touchstone VST Moderate ETF Fund, Service Class (12), (13), (14)	0.40%	0.25%	0.37%	0.21%	1.23%	0.96%
Van Kampen LIT Comstock Portfolio, Class II	0.56%	0.25%	0.03%	N/A	0.84%	0.84%
Van Kampen LIT Capital Growth Portfolio, Class II	0.70%	0.25%	0.10%	N/A	1.05%	1.05%
Van Kampen UIF Emerging Markets Debt Portfolio, Class II (15)	0.75%	0.35%	0.31%	N/A	1.41%	1.11%
Van Kampen UIF Emerging Markets Equity Portfolio, Class II (15)	1.21%	0.35%	0.37%	N/A	1.93%	1.63%
Van Kampen UIF U. S. Mid Cap Value Portfolio, Class II (15)	0.72%	0.35%	0.29%	N/A	1.36%	1.11%
Van Kampen UIF U.S. Real Estate Portfolio, Class II (15), (16)	0.74%	0.35%	0.28%	0.01%	1.37%	1.28%

(1)  A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce that Portfolio’s expenses.  In addition, through arrangements with the Portfolios’ custodian, credits realized as a result of uninvested cash balances are used to reduce the Portfolio’s custodian expenses.  Including these reductions, the total class operating expenses for these Portfolios would have been as set forth in the Total Annual Net Expenses Column in the above table.  These offsets may be discontinued at any time.

(2)  A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce the Portfolio’s expenses.  Including this reduction, the total class operating expenses for these Portfolios would have been as set forth in the Total Annual Net Expenses Column in the above table.  These offsets may be discontinued at any time.

(3)  The advisor has voluntarily agreed to reimburse the Portfolio to the extent that total operating expenses, (excluding interest, taxes, brokerage commissions, extraordinary expenses, 12b-1 fees, and acquired fund fees and expenses) as a percentage of its average net assets, exceed 0.25%.

(4)  Management fees for the Portfolio have been reduced to 0.10%, and class expenses are limited to 0.35% (these limits do not apply to interest, taxes, brokerage commissions, security lending fees, or extraordinary expenses).  This expense limit may not be increased without approval of the Portfolio’s shareholders and board of trustees.  Thus, the expense limit is required by contract and is not voluntary on the fund manager’s part.

(5)  The Portfolio administration fee is paid indirectly through the management fee.

(6)  The manager has agreed in advance to reduce its fee from assets invested by the Portfolio in a Franklin Templeton money market fund (the Sweep Money Fund which is the “acquired fund” in this case) to the extent of the Portfolio’s fees and expenses of the acquired fund.  This reduction is required by the Trust’s board of trustees and an exemptive order of the SEC; this arrangement will continue as long as the exemptive order is relied upon.

(7)  “Other Expenses” reflect an administrative fee of 0.25%

(8)  PIMCO Cayman Commodity Portfolio I LTD (the Subsidiary) has entered into a separate contract with the advisor for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary pays the advisor at the annual rates of 0.49% for a management fee and 0.20% for an administration fee.  The advisor has contractually agreed to waive the advisory fee and the administration fee, respectively, paid to the advisor by the Subsidiary.  This waiver may not be terminated by the advisor and will remain in effect for as long as the advisor’s contract with the Subsidiary is in place.

(9)  “Other Expenses” reflect an administrative fee of 0.25%, and interest expenses

(10)  The advisor has contractually agreed to pay all operating expenses of the fund, excluding interest expenses and taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

(11)  “Other Expenses” include short dividend expense.  Short dividend expense occurs because the fund short-sells the equity security to gain the inverse exposure necessary to meet its investment objective.  The fund must pay out the shorted security, thus increasing the fund’s unrealized gain or reducing the fund’s unrealized loss on its short sale transaction.  Short dividend expense is not a fee charged to the shareholder by the advisor or other service provider.  Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund.  If these costs had been treated as transaction costs or capital items rather than as expenses, the expense ratio for the Fund would have equaled 1.17% for the Absolute Return Strategies Fund and 1.18% for the Hedged Equity Fund.

(12)  “Total Annual Portfolio Operating Expenses” are based upon the actual operating history for the fiscal year ended December 31, 2007, except they reflect the commencement of the new 0.25% shareholder services fees and a reduction in distribution (12b-1) fee for the Service Class shares, effective January 1, 2008.

(13)  Effective January 1, 2008, the advisor and the trust have entered into an expense limitation agreement whereby the advisor has contractually agreed to waive a portion of its advisory fee and/or reimburse certain fund expenses in order to limit net expenses to the amount shown in the Total Annual Net Expenses Column in the above table.  This expense limitation will remain in effect until at least May 1, 2009.  Pursuant to this agreement, the advisor has no ability to recoup any previously waived fees or reimbursed expenses from the fund.  For purposes of these waivers, the cost of acquired fund fees and expenses, if any, is excluded from advisor’s waiver obligations for all

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funds except Mid Cap Growth and Third Avenue Value.

(14)  The “Total Annual Net Expense” after waivers and reimbursements without acquired fund expenses would be 0.75%.

(15)  For the year ended December 31, 2007, the following caps were in effect: 1.35% for Emerging Markets Debt and U.S. Real Estate, 1.65% for the Emerging Markets Equity, and 1.15% for U.S. Mid Cap Value.  The adviser may terminate these voluntary caps at any time at its sole discretion.  Additionally, for the year ending December 31, 2007, the distributor has agreed to waive 0.30% of the 12b-1 fee for the Emerging Markets Equity and Emerging Markets Debt, 0.10% of the 12b-1 fee for the U.S. Real Estate and 0.25% for U.S. Mid Cap Value.  The distributor may terminate these voluntary waivers at any time at its sole discretion.

(16)  The “Total Annual Net Expense” after waivers and reimbursements without acquired fund expenses for the U.S. Real Estate Portfolio, Class II were 1.27%.

We have entered into agreements with the investment advisors or distributors of each of the Portfolios.  Under the terms of these agreements, we will provide administrative, marketing and distribution services to the Portfolios.  The Portfolios or their investment advisors or distributors pay us fees equal to an annual rate ranging from 0.05% to 0.45% of the average daily net assets invested by the Variable Account Options in the Portfolios.  These fees may be paid by the investment advisors from the investment advisors’ assets or from the Portfolios under distribution and/or servicing plans adopted by the Portfolios pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act.)  In addition, we may receive marketing allowances from investment advisors to support training and distribution efforts.

Examples

The examples that follow are intended to help you compare the cost of investing in this contract with the cost of investing in other variable annuity contracts.  Each example assumes that you invest $10,000 in the contract for the time period indicated.  Each example also assumes that your investment has a 5% return each year.  Your actual costs may be higher or lower.

The following example includes withdrawal charges, the annual administrative charge, the mortality and expense risk charge, maximum Portfolio operating expenses, the cost of the Highest Anniversary Death Benefit and the maximum cost of the GLIA Spousal Rider, where the younger Annuitant is age 65 on the Contract Date.  If the current cost of the GLIA Spousal rider was used, the total cost would be less than indicated in this example.  Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1260	$2,198	$3,157	$5,842

If you select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$560	$1,698	$2,857	$5,842

If you do not surrender the contract:

1 year	3 years	5 years	10 years
$560	$1,698	$2,857	$5,842

The following example includes withdrawal charges, the annual administrative charge, the mortality and expense risk charge, and maximum Portfolio operating expenses.  Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,092	$1,689	$2,301	$4,105

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If you select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$392	$1,189	$2,001	$4,105

If you do not surrender the contract:

1 year	3 years	5 years	10 years
$392	$1,189	$2,001	$4,105

Accumulation Unit Values

See Appendix A

Summary of Contract

“We,” “our,”  “us,”  “the Company” and “National Integrity” mean National Integrity Life Insurance Company.  “You” and “your” mean the owner.  This variable annuity contract is a contract between you and us.  You, as the owner, have certain rights under the contract.  The Annuitant named by you may be you or another person.  It is important that you carefully select the owner, Annuitant, the owner’s beneficiary and the Annuitant’s beneficiary in order to achieve your objectives.  See Part 5, sections titled “Death Benefits Paid on Death of Annuitant,” “Distribution on Death of Owner” and “Spousal Continuation.”

Investment Goals and Risks

This contract allows you to accumulate money for retirement or other long term goals.  An investment in any of the Variable Account Options carries with it certain risks, including the risk that the value of your investment will decline and you could lose money.  The Variable Account Options invest in Portfolios, most of which invest in common stocks.  You could lose money if one of the issuers of the stocks in which your Variable Account Option invests through its underlying Portfolio becomes financially impaired or if the stock market as a whole declines.  There’s also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer.

For a complete discussion of the risks associated with investing in any particular Variable Account Option, see the prospectus of the corresponding Portfolio with the same name.

Your Rights and Benefits

As the owner of the contract, you have the following rights, subject to the rules and significant limitations stated in this prospectus:

•                  To contribute, transfer and withdraw money.  See Part 5

•                  To invest in the Investment Options.  See Part 3

•                  To elect an Annuity Benefit.  See Part 5, section titled “Maximum Retirement Date and Annuity Benefit”

•                  To name the Annuitant

•                  To name the Annuitant’s beneficiary and the owner’s beneficiary.  The Annuitant’s beneficiary will receive the Death Benefit upon the death of the Annuitant; or the owner’s beneficiary will receive a distribution upon your death, as owner.  If there are joint owners, the death of either one will be treated as the death of both under this contract, which triggers a required Distribution on Death.  See Part 5, sections titled “Death Benefit Paid on Death of Annuitant” and “Distribution on Death of Owner.”

Account Value and Surrender Value

Your Account Value consists of the values of your Investment Options added together.  Any amount allocated to a Variable Account Option will go up or down in value depending on the investment experience of the corresponding Portfolio.  The value of contributions allocated to the Variable Account Options is not

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guaranteed.  The value of your contributions allocated to the Fixed Accounts is guaranteed, subject to any applicable MVAs.  Your Account Value is subject to various charges.  See Part 4.

Your Adjusted Account Value is your Account Value, as increased or decreased by any MVAs.  See Part 3, Market Value Adjustments.

Your Surrender Value is equal to your Adjusted Account Value, minus any withdrawal charge and minus the pro rata portion of the annual administrative charges and optional benefit charges, if applicable.  See Part 4.

Your minimum Account Value is $5,000.  If the Account Value goes below $5,000 and we have received no contributions from you for three years, we reserve the right to terminate the contract and pay you the Account Value.  We will notify you in advance and will give you at least 60 days to make additional contributions.

Your Right to Revoke (Free Look Period)

You may cancel your contract within ten days after you receive it by returning it to our Administrative Office by mail, postmarked within the ten-day period.  We will extend the ten day period if required by state law.  If you cancel your contract, we’ll return your contribution net of any investment performance and applicable charges, which may be more or less than your original contribution depending upon the investment experience of the Investment Options you selected.  You bear the investment risk during the ten-day period, as well as any fees and charges incurred during the period your contract is in force.  See Part 4 for more discussion of the fees and charges.  Some states require that we return at least the amount of your contribution, in which case, we will return the greater of the amount required by state law and your Account Value.

How Your Contract is Taxed

Your benefits under the contract are controlled by the Internal Revenue Code of 1986, as amended (the Code) and the associated rules and regulations governing annuities, including the deferral of taxes on your investment growth until you actually make a withdrawal.  You should read Part 8, “Tax Aspects of the Contract” for more information, and consult a tax advisor.  Most of the withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty on the taxable portion of the amounts withdrawn.  This contract can provide benefits under certain tax-favored retirement programs, such as IRAs; however, it provides no additional tax deferral benefit, as these programs already provide tax-deferral.

Part 2 – National Integrity and the Separate Account

National Integrity Life Insurance Company

National Integrity is a stock life insurance company incorporated under the laws of New York on November 22, 1968.  Our home office is located at 15 Matthews Street, #200, Goshen, New York 10924.  We are authorized to sell life insurance and annuities in 8 states and the District of Columbia.  National Integrity is a subsidiary of The Western and Southern Life Insurance Company, a life insurance company organized under the laws of the State of Ohio on February 23, 1888.  The Western and Southern Life Insurance Company has guaranteed the insurance obligations of National Integrity to its contract owners, including the owners of this contract (the Guarantee).  Insurance obligations include the Account Value invested in the Fixed Account, the Death Benefit and Annuity Benefit.  The Guarantee does not guarantee investment performance on the portion of your Account Value invested in the Variable Account Options.  The Guarantee provides that contract owners can enforce the Guarantee directly.

Separate Account II and the Variable Account Options

Separate Account II was established in 1992, and is maintained under the insurance laws of the State of New York.  The Separate Account is a unit investment trust, which is a type of investment company under the 1940 Act.  The Separate Account invests in the Variable Account Options.  Each Variable Account Option invests in shares of a corresponding Portfolio (or “Fund”) with the same name.  We may add, substitute or close Variable Account Options from time to time.  The Variable Account Options currently available to you are listed in Part 3.

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Under New York law, we own the assets of our Separate Account and use them to support the Variable Account Options of your contract and other variable annuity contracts.  You participate in the Separate Account in proportion to the amounts in your contract.

Income, gains and losses, whether realized or unrealized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses.  The assets of the Separate Account may not be charged with the liabilities arising out of our other businesses.  We may allow fees that are owed to us to stay in the Separate Account, and, in that way, we can participate proportionately in the Separate Account.

Distribution of Variable Annuity Contracts

Touchstone Securities, Inc., an affiliate of National Integrity, serves as the principal underwriter for our variable annuity contracts.  The principal business address of Touchstone Securities is 303 Broadway, Cincinnati, Ohio, 45202.  The contracts are sold by individuals who represent us as insurance agents and who are also registered representatives of broker-dealers or financial institutions that have entered into distribution agreements with us.

Changes in How We Operate

We can change how the Company or our Separate Account operates, subject to your approval when required by the 1940 Act or other applicable laws.  We’ll notify you if any changes result in a material change in the underlying investments of a Variable Account Option.  We may:

•                  add, remove or combine Investment Options or withdraw assets relating to your contract from one Variable Account Option and put them into another;

•                  register or end the registration of the Separate Account under the 1940 Act;

•                  operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are “interested persons” of National Integrity);

•                  restrict or eliminate any voting rights of owners or others that affect our Separate Account;

•                  cause one or more Variable Account Options to invest in a Portfolio other than or in addition to the Portfolios; or

•                  operate our Separate Account or one or more of the Investment Options in any other form the law allows, including a form that allows us to make direct investments.  We may make any legal investments we wish.

PART 3 - Your Investment Options

You may invest your contributions to this contract in the Variable Account Options, the Fixed Accounts or both.  (If you purchase the Guaranteed Return Plus or the Guaranteed Lifetime Income Advantage Rider, your Investment Options are limited.  See Part 6.)

Each Variable Account Option (also called sub accounts) invests in shares of a mutual fund, referred to as a Portfolio (or “Fund”).  Each Variable Account Option and its corresponding Portfolio share the same name.  The value of your Variable Account Option will vary with the performance of the corresponding Portfolio.  For a full description of each Portfolio, see that Portfolio’s prospectus and Statement of Additional Information.

The Variable Account Options

A brief description of each Portfolio and the name of the advisor are provided below.  Management fees and other expenses deducted from each Portfolio, as well as the risks of investing, are described in that Portfolio’s prospectus.  For a prospectus containing more complete information on any Portfolio, call our Administrative Office toll-free at 1-800-433-1778.

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DWS Investments VIT Funds

The investment advisor for the DWS Scudder Investments VIP Funds is Deutsche Asset Management, Inc. (DeAM). DeAM is a broad-based global investment firm that provides asset management capabilities to a variety of institutional clients worldwide. DeAM’s presence in all of the major investment markets gives its clients a global network and product range. DeAM manages U.S., international, emerging markets, and fixed income investments and is a leader in index strategies. Northern Trust, Inc. is the sub advisor of DWS Small Cap Index VIP Fund.

Following is a summary of the investment objectives of the DWS Investments VIT Fund. We can’t guarantee that these objectives will be met. You should read the DWS Investments VIT Fund prospectus carefully before investing.

DWS Small Cap Index VIP Fund

The Small Cap Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the Russell 2000 Index, which emphasizes stocks of small U.S. companies. The Index includes the reinvestment of all distributions and is not available for direct investment.

Fidelity® Variable Insurance Products

Each Portfolio is a series of the Trust, which is a mutual fund registered with the SEC. Fidelity Management & Research Company (FMR) is the investment advisor to each Portfolio, except VIP Disciplined Small Cap and VIP Index 500. FMR is a registered investment advisor under the Investment Advisors Act of 1940 and is located at 82 Devonshire Street, Boston, MA 02109. FMR is a manager of managers with respect to VIP Disciplined Small Cap and VIP Index 500, meaning that FMR has the responsibility to oversee sub-advisers and recommend their hiring, termination, and replacement. Geode Capital Management, LLC, at 53 State Street, Boston, Massachusetts 02109, serves as a sub-adviser for VIP Disciplined Small Cap and VIP Index 500.

Below is a summary description of each Fidelity VIP Portfolio. There are no guarantees that a Portfolio will be able to achieve its objective. You should read each Fidelity VIP Fund prospectus carefully before investing.

Fidelity VIP Asset ManagerSM Portfolio

VIP Asset ManagerSM Portfolio seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments. FMR invests in domestic and foreign issuers. FMR analyzes issuers using fundamental and/or quantitative factors and evaluates each security’s current price relative to estimated long-term value to select investments.

Fidelity VIP Balanced Portfolio

VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk by investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral. FMR invests at least 25% of the Portfolio’s total assets in fixed-income senior securities, including debt securities and preferred stock. FMR invests in domestic and foreign issuers. With respect to equity investments, FMR emphasizes above-average income-producing equity securities, leading to investment in stocks that have more “value” characteristics than “growth” characteristics. FMR analyzes issuers using fundamental factors and evaluating each security’s current price relative to the estimated long-term value to select investments. FMR invests in Fidelity’s central funds and engages in transactions that have a leveraging effect on the portfolio.

Fidelity VIP Contrafund® Portfolio

VIP Contrafund® Portfolio seeks long-term capital appreciation. FMR normally invests the Portfolio’s assets primarily in common stocks of domestic and foreign issuers. FMR invests the Portfolio’s assets in securities of companies whose value FMR believes is not fully recognized by the public. FMR may invest in “growth” stocks, “value” stocks or both. FMR uses fundamental analysis of each issuer’s financial condition and industry position and economic and market conditions to select investments.

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Fidelity VIP Disciplined Small Cap Portfolio

VIP Small Cap Portfolio seeks capital appreciation by investing at least 80% of assets in securities of domestic and foreign companies with small market capitalizations, which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 2000® Index or the Standard & Poor’s® SmallCap 600 Index. FMR invests in either “growth” stocks, “value” stocks or both and uses computer-aided, quantitative analysis of historical valuation, growth, profitability, and other factors.

Fidelity VIP Dynamic Capital Appreciation Portfolio

VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation. FMR normally invests the Portfolio’s assets primarily in common stocks of domestic and foreign issuers. FMR may invest in “growth” stocks, “value” stocks or both. FMR uses fundamental analysis of each issuer financial condition and industry position and market and economic conditions to select investments.

Fidelity VIP Equity-Income Portfolio

VIP Equity-Income Portfolio seeks reasonable income. The Portfolio will also consider the potential for capital appreciation. The goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500SM Index (S&P 500®). FMR normally invests 80% of assets in equity securities, primarily in income-producing equity securities, which tends to lead to investments in large cap “value” stocks, and potentially invests in other types of equity securities and debt securities, including lower-quality debt securities. FMR invests in domestic and foreign issuers using fundamental analysis of each issuer’s financial condition and industry position and market and economic conditions to select investments.

Fidelity VIP Freedom 2010 Portfolio

VIP Freedom 2010 seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Its principal investment strategies are to invest in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2010 and to allocate assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2010).

Fidelity VIP Freedom 2015 Portfolio

VIP Freedom 2015 seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Its principal investment strategies are to invest in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2015 and to allocate assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2015).

Fidelity VIP Freedom 2020 Portfolio

VIP Freedom 2020 seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Its principal investment strategies are to invest in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2020 and to allocate assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2020).

Fidelity VIP Freedom 2025 Portfolio

VIP Freedom 2025 seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Its principal investment strategies are to invest in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2025 and to allocate assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in

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domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2025).

Fidelity VIP Freedom 2030 Portfolio

VIP Freedom 2030 seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Its principal investment strategies are to invest in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2030 and to allocate assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2030).

Fidelity VIP Growth Portfolio

VIP Growth Portfolio seeks capital appreciation by investing the Portfolio’s assets in common stocks of domestic and foreign companies FMR believes have above-average growth potential. FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions to select investments.

Fidelity VIP Growth & Income Portfolio

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation. FMR normally invests a majority of the Portfolio’s assets in common stocks of domestic and foreign issuers with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the Portfolio’s assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation. FMR may invest in “growth” stocks, “value” stocks or both. FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions to select investments.

Fidelity VIP Growth Opportunities Portfolio

VIP Growth Opportunities Portfolio seeks to provide capital growth by investing primarily in common stocks of domestic and foreign issuers that FMR believes have above average growth potential. FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions to select investments.

Fidelity VIP High Income Portfolio

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital. FMR normally invests the Portfolio’s assets primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. FMR may also invest the Portfolio’s assets in non-income producing securities, including defaulted securities and common stocks. FMR invests in domestic and foreign issuers and may invest in companies that are in troubled or uncertain financial condition. FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions to select investments.

Fidelity VIP Index 500 Portfolio

VIP Index 500 seeks investment results that correspond to the total return of common stocks publicly traded in the United States as represented by the S&P 500. The Portfolio invests at least 80% of its assets in common stocks included in the S&P 500 and lends securities to earn income.

Fidelity VIP Investment Grade Bond Portfolio

VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital by normally investing at least 80% of assets in investment-grade debt securities of all types, including those issued by domestic and foreign issuers, and repurchase agreements for those securities. The Portfolio may invest in lower-quality debt securities. FMR manages the Portfolio to have similar overall interest rate risk to an index, which as of December 31, 2005, was the Lehman Brothers® Aggregate Bond Index. FMR allocates assets across different market sectors and maturities, and analyzes the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select

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investments. FMR invests in Fidelity’s central funds and engages in transactions that have a leveraging effect on the portfolio.

Fidelity VIP Mid Cap Portfolio

VIP Mid Cap Portfolio seeks long-term growth of capital by investing the Portfolio’s assets primarily in common stocks of domestic and foreign issuers. FMR normally invests at least 80% of the Portfolio’s assets in securities of companies with medium market capitalizations. Medium market capitalization companies are those with market capitalization which, for purposes of this Portfolio are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the Standard & Poor’s® MidCap 400 Index. FMR may buy “growth” stocks, “value” stocks, or both, and may potentially invest in companies with smaller or larger market capitalizations. FMR uses fundamental analysis of each issuer’s financial condition, its industry position, and market and economic conditions to select investments.

Fidelity VIP Overseas Portfolio

VIP Overseas Portfolio seeks long-term growth of capital primarily through investments in common stock. FMR normally invests at least 80% of the Portfolio’s assets in non-U.S. securities. FMR allocates investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole. FMR uses fundamental analysis of each issuer’s  financial condition, its industry position, and market and economic conditions to select investments.

Fidelity VIP Value Strategies Portfolio

VIP Value Strategies Portfolio seeks capital appreciation, investing primarily in common stocks of domestic and foreign issuers. FMR invests the Portfolio’s assets in securities of companies that it believes are undervalued in the marketplace in relation to factors such as assets, sales, earnings, or growth potential. FMR focuses investments in medium sized companies, but also may invest substantially in larger or smaller companies. FMR uses fundamental analysis of each issuer’s financial condition, its industry position, and market and economic conditions to select investments.

The Franklin Templeton Variable Insurance Products Trust

Each Portfolio is a series of the Trust, which is a mutual fund registered with the SEC. Affiliates of Franklin Resources, Inc., which operates as Franklin Templeton Investments, serve as the investment advisors for the funds as indicated below.

Below is a summary of the investment objectives of the Franklin Templeton Variable Insurance Products Trust Funds. There are no guarantees that a fund will be able to achieve its objective. You should read each Franklin Templeton VIPT Fund prospectus carefully before investing.

FTVIPT Franklin Growth and Income Securities Portfolio

The Franklin Growth and Income Securities Portfolio seeks capital appreciation with current income as a secondary goal. The Portfolio normally invests predominantly in a broadly diversified portfolio of equity securities, including securities convertible into common stock. The investment advisor for this Portfolio is Franklin Advisers, Inc.

FTVIPT Franklin Income Securities Portfolio

The Franklin Income Securities Portfolio seeks to maximize income while maintaining prospects for capital appreciation. The Portfolio normally invests in both debt and equity securities. The Portfolio seeks income by investing in corporate, foreign and U.S. Treasury bonds, as well as stocks with dividend yields the advisor believes are attractive. The investment advisor for this Portfolio is Franklin Advisers, Inc.

FTVIPT Franklin Large Cap Growth Securities Portfolio

The Franklin Large Cap Growth Securities Portfolio seeks capital appreciation. The Portfolio normally invests at least 80% of its net assets in investments of large capitalization companies, and normally invests predominantly in equity securities. The investment advisor for this Portfolio is Franklin Advisers, Inc.

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FTVIPT Franklin Small Cap Value Securities Portfolio

The Franklin Small Cap Value Securities Portfolio seeks long-term total return. The Portfolio normally invests at least 80% of its net assets in investments of small capitalization companies, and normally invests predominantly in equity securities. The investment advisor is Franklin Advisory Services, LLC.

FTVIPT Mutual Shares Securities Portfolio

The Mutual Shares Securities Portfolio seeks capital appreciation, with income as a secondary goal. The Portfolio normally invests primarily in U.S. and foreign equity securities that the advisor believes are undervalued. The Portfolio also invests, to a lesser extent, in risk arbitrage securities and distressed companies. The investment advisor for this Portfolio is Franklin Mutual Advisers, LLC.

FTVIPT Templeton Foreign Securities Portfolio

The Templeton Foreign Securities Portfolio seeks long-term capital growth. The Portfolio normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets, and normally invests predominantly in equity securities. The investment advisor for this Portfolio is Templeton Investment Counsel, LLC.

FTVIPT Templeton Growth Securities Portfolio

The Templeton Growth Securities Portfolio seeks long-term capital growth. The Portfolio normally invests primarily in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets. The investment advisor for this Portfolio is Templeton Global Advisors Limited.

PIMCO Variable Insurance Trust

Each Portfolio is a series of the Trust, which is a mutual fund registered with the SEC. Pacific Investment Management Company LLC (PIMCO) is the investment advisor to each Portfolio. PIMCO is located at 840 Newport Center Drive, Newport beach, California 92660.

Below is a summary of the investment objectives of the PIMCO Variable Insurance Trust Portfolios. There are no guarantees that a fund will be able to achieve its objective. You should read each PIMCO VIT Fund prospectus carefully before investing.

PIMCO VIT All Asset Portfolio

The PIMCO VIT All Asset Portfolio seeks maximum real return consistent with preservation of real capital and prudent investment management. The Portfolio normally invests in the Institutional Class of the underlying PIMCO funds and does not invest directly in stocks or bonds of other issuers. The Portfolio is a “fund of funds” and bears a proportionate share of the expenses charged by the underlying funds in which it invests. Research Affiliates LLC, an affiliate of PIMCO, is the Portfolio’s asset allocation sub-advisor.

PIMCO VIT CommodityRealReturnTM Strategy Portfolio

The PIMCO VIT CommodityRealReturn Strategy Portfolio seeks maximum real return consistent with prudent investment management. The Portfolio normally invests in the commodity-linked derivative instruments.

PIMCO VIT Low Duration Portfolio

The PIMCO VIT Low Duration Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio normally invests 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average Portfolio duration varies from 1-3 years.

PIMCO VIT Real Return

The PIMCO VIT Real Return Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Portfolio normally invests at lease 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and Non-U.S. governments, their agencies or instrumentalities and corporations.

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PIMCO VIT Total Return

The PIMCO VIT Total Return Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio normally invests 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average Portfolio duration varies from 3-6 years.

Rydex Variable Trust

Each Portfolio is a series of the Trust, which is a mutual fund registered with the SEC. Rydex Investments is the investment advisor to each Portfolio. The Advisor is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

Below is a summary description of the each Rydex VT Portfolio. There are no guarantees that a Portfolio will be able to achieve its objective. You should read each Rydex VT Fund prospectus carefully before investing.

Rydex VT Absolute Return Strategies Fund

The Rydex Absolute Return Strategies Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices.

Rydex VT Hedged Equity Fund

The Rydex Hedged Equity Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the long/short hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices.

Rydex VT Sector Rotation Fund

The Rydex Sector Rotation Fund seeks long-term capital appreciation by moving its investments among different sectors or industries. Each month the advisor uses a quantitative methodology to rank approximately sixty different industries based on price momentum as determined by the recent performance of the various industries over near-term periods. The fund then invests in the top ranked industries.

Touchstone Variable Series Trust

Each Portfolio of the Touchstone Variable Series Trust is an open-end management investment company. Touchstone Advisors, Inc., 303 Broadway, Suite 1100, Cincinnati, Ohio 45202, which is affiliated with Integrity, advises each of the Portfolios, along with a sub-advisor that is listed under each Portfolio description below.

Below is a summary of the investment objectives of the Portfolios of Touchstone Variable Series Trust. There are no guarantees that a Portfolio will be able to achieve its objective. You should read each Touchstone VST Fund prospectus carefully before investing.

Touchstone VST Baron Small Cap Growth Fund

BAMCO, Inc., a subsidiary of Baron Capital Group, Inc. is the sub-advisor for the Touchstone VST Baron Small Cap Fund. The fund seeks long-term capital appreciation. It invests primarily (at least 80% of assets) in common stocks of smaller companies with market values under $2.5 billion selected for their capital appreciation potential. In making investment decisions for the fund, the Portfolio manager seeks securities believed to have favorable price to value characteristics based on the Portfolio manager’s assessment of their prospects for future growth and profitability, and the potential to increase in value at least 100% over four subsequent years.

Touchstone VST Core Bond Fund

Ft. Washington Investment Advisors, Inc., which is affiliated with Integrity, is the sub-advisor for the Touchstone VST Core Bond Fund. The fund seeks to provide a high level of current income as is consistent with the preservation of capital by investing at least 80% of its assets in bonds. The fund invests in mortgage-related securities, asset-backed securities, U.S. government securities and corporate debt securities. The fund invests at least 65% of assets in investment grade debt securities, but may invest up to 35% of assets in non-investment grade debt securities rated as low as B. In making investment decisions for the fund, the Portfolio

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manager analyzes the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on maximizing total return while reducing volatility.

Touchstone VST High Yield Fund

Ft. Washington Investment Advisors, Inc., which is affiliated with Integrity, is the sub-advisor for the Touchstone VST High Yield Fund. The fund seeks to achieve a high level of current income as its main goal, with capital appreciation as a secondary consideration. The fund invests at least 80% of its assets in non-investment grade debt securities of domestic corporations. Non-investment grade securities are often referred to as “junk bonds” and are considered speculative.

Touchstone VST Large Cap Core Equity Fund

Todd Investment Advisors, Inc., which is affiliated with Integrity, is the sub-advisor for Touchstone VST Large Cap Core Equity Fund. The Large Cap Core Equity Fund (formerly the Enhanced Dividend 30 Fund) seeks long-term capital appreciation as its primary goal and income as its secondary goal. The sub-advisor selects stocks that it believes are attractively valued with active catalysts in place. The sub-advisor uses a database of 4,000 stocks from which to choose the companies that will be selected for the fund’s portfolio. A specific process is followed to assist the sub-advisor in its selections.

Touchstone VST Mid Cap Growth Fund

Westfield Capital Management Company, LLC (Westfield) and TCW Investment Management Company (TWC) are the sub-advisors for the Touchstone VST Mid Cap Growth Fund. The fund seeks to increase the value of fund shares as a primary goal and to earn income as a secondary goal. The fund invests at least 80% of its assets in common stocks of mid cap companies. The fund may also invest in companies in the technology sector. The fund is sub-advised by two separate management teams that use different style methodologies. Westfield uses a growth approach and may companies that have earnings that the portfolio manager believes may grow faster than the U.S. economy in general due to new products, management changes at the company or economic shocks such as high inflation or sudden increases or decreases in interest rates. TCW uses a value approach and may invest in companies that it believes are undervalued, including those with unrecognized asset values, undervalued growth or those undergoing a turnaround.

Touchstone VST Money Market Fund

Ft. Washington Investment Advisors, Inc., which is affiliated with Integrity, is the sub-advisor for the Touchstone VST Money Market Fund. The fund seeks high current income, consistent with liquidity and stability of principal by investing primarily in high-quality money market instruments. The fund is a money market fund and tries to maintain a constant share price of $1.00 per share, although there is no guarantee that it will do so.

Touchstone VST Third Avenue Value Fund

Third Avenue Management LLC is the sub-advisor for the Touchstone VST Third Avenue Value Fund. The fund seeks long-term capital appreciation. It is a non-diversified fund that seeks to achieve its objective mainly by investing in common stocks of well-financed companies (companies without significant debt in comparison to their cash resources) at a discount to what the Portfolio manager believes is their liquid value. The fund invests in companies regardless of market capitalization and invests in both domestic and foreign securities. The mix of the fund’s investments at any time will depend on the industries and types of securities that the Portfolio manager believes hold the most value.

Touchstone VST ETF Funds

The Touchstone VST ETF Funds (ETF Funds) are mutual funds that invest fixed percentages of assets in various exchange-traded funds, including series of the iShares® Funds Trust. Because the ETF Funds invest in other mutual funds rather than in individual securities, each ETF Fund is considered a “fund of funds” and bears a proportionate share of the expenses charged by the underlying funds in which it invests. You can invest directly in ETF Funds and do not have to invest through a variable annuity or mutual fund.

In addition, the underlying exchange-traded funds trade like a stock on a securities exchange and may be purchased and sold throughout the trading day based on their market price. Each exchange-traded fund that is held by one of the ETF Funds is an “index fund,” which seeks investment results that correspond generally to

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the price and yield performance, before fees and expenses, of a particular index. It is not possible to invest directly in the index.

Each ETF Fund allocates its assets among a group of exchange-traded funds in different percentages. Therefore, each ETF Fund has different indirect asset allocations of stocks, bonds, and cash, reflecting varying degrees of potential investment risk and reward for different investment styles and life stages. These asset allocations provide four distinct options that can meet a wide variety of investment needs. The allocation of stocks and bonds in each ETF Fund reflects greater or lesser emphasis on pursuing current income or growth of capital.

As a result of market gains or losses by the underlying exchange-traded funds, the percentage of any of the ETF Funds’ assets invested in stocks or bonds at any given time may be different than that ETF Fund’s planned asset allocation model. Stock and bond markets, and the sub-categories of assets within them, such as value, growth, large cap and small cap, have returns that vary from year to year. Because the changes in returns for these assets affect their expected return in the future, they require monitoring and potentially some rebalancing of the allocation models. The sub-advisor will monitor the models and may update and revise the asset allocation percentages employed by each model to reflect changes in the marketplace. The sub-advisor will rebalance each ETF Fund’s assets annually (except the Enhanced ETF Fund, which will be assessed by the sub-advisor on a semi-annual basis and may be reallocated if market conditions so indicate) in accordance with the asset allocation model then in effect. The sub-advisor reserves the right to rebalance more or less frequently depending upon market conditions, investment experience, and other factors it deems appropriate.

Todd Investment Advisors, Inc. is the sub-advisor for the Touchstone VST Aggressive ETF, Conservative ETF, Enhanced ETF and Moderate ETF Funds. Todd Investment Advisors, Inc. is affiliated with Integrity.

Touchstone VST Aggressive ETF Fund

The Touchstone VST Aggressive ETF Fund seeks capital appreciation. The fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected volatility risk while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. The Fund typically allocates about 80% of its assets in stocks and 20% in bonds. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund’s investment objectives, total return, volatility, and expenses. The fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

Touchstone VST Conservative ETF Fund

The Touchstone VST Conservative ETF Fund seeks total return by investing for income and capital appreciation. The fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected volatility risk while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. The Fund typically allocates about 65% of its assets in bonds and 35% in stocks. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund’s investment objectives, total return, volatility, and expenses. The fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

Touchstone VST Enhanced ETF Fund

The Touchstone VST Enhanced ETF Fund seeks high capital appreciation. The fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected volatility risk while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. Those asset classes with the best relative strength, as measured by their relative performance over the prior six months, are overweighted for six months, while the other asset classes are underweighted, thereby increasing the potential for enhanced performance with lower volatility. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund’s investment objectives, total return, volatility, and expenses. The fund will also hold a

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minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

Touchstone VST Moderate ETF Fund

The Touchstone VST Moderate ETF Fund seeks total return by investing primarily for capital appreciation and secondarily for income. The fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected volatility risk while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. The Fund typically allocates about 60% of its assets in stocks and 40% in bonds. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund’s investment objectives, total return, volatility, and expenses. The fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

Van Kampen LIT Portfolios

Van Kampen Asset Management is the investment adviser for each of the LIT Portfolios.

Below is a summary of the investment objectives of the Portfolios of Van Kampen Life Investment Trust. There are no guarantees that a Portfolio will be able to achieve its objective. You should read each Van Kampen LIT Portfolio prospectus carefully before investing.

Van Kampen LIT Comstock Portfolio

The Portfolio’s investment objective is to seek capital growth and income through investment in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers.

Van Kampen LIT Capital Growth Portfolio

The Portfolio’s investment objective is to seek capital appreciation. Under normal market conditions, the Portfolio’s investment adviser seeks to achieve the Portfolio’s investment objective by investing primarily in a portfolio of common stocks of companies considered by the investment adviser to be strategic growth companies.

Van Kampen Universal Institutional Funds, Inc. Portfolios

Morgan Stanley Investment Management Inc., doing business as Van Kampen, is the investment advisor for each of the Universal Institutional Funds, Inc. (UIF) Portfolios.

Below is a summary of the investment objectives of the Portfolios of The Universal Institutional Funds, Inc. There are no guarantees that a Portfolio will be able to achieve its objective. You should read Van Kampen UIF Portfolios’ prospectus carefully before investing.

Van Kampen UIF Emerging Markets Debt Portfolio

The Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. Using macroeconomic and fundamental analysis, the advisor seeks to identify developing countries that are believed to be undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.

Van Kampen UIF Emerging Markets Equity Portfolio

The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries. The Portfolio’s investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and company managements with strong shareholder value orientation.

Van Kampen UIF U.S. Mid Cap Value Portfolio

The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in common stocks and other equity securities. The Advisor invests primarily in common stocks of companies

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traded on the United States securities exchange with capitalizations generally in the range of companies included in the Russell Midcap Value Index. The Portfolio may invest up to 20% of its net assets in real estate investment trusts. The Portfolio may invest up to 20% of its net assets in securities of foreign issuers. The Advisor seeks attractively valued companies experiencing a change that the Adviser believes could have a positive impact on the company’s outlook.

Van Kampen UIF U.S. Real Estate Portfolio

The Portfolio seeks to provide above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (REITs). The Portfolio focuses on REITs as well as real estate operating companies that invest in a variety of property types and regions. The Advisor’s approach emphasizes bottom-up stock selection with a top-down asset allocation overlay.

The Fixed Accounts

Our Fixed Accounts, General Account and the non-unitized separate account are not registered under the Securities Act of 1933 (1933 Act) or the 1940 Act. The General Account supports the Account Value you invest in the Fixed Accounts (unless otherwise supported by a separate account), the Death Benefit in excess of Account Value, the Annuity Benefit and any guarantees offered under a Rider. The non-unitized separate account supports the GROs. We have been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Fixed Accounts or the General Account. Disclosures regarding the Fixed Accounts or the General Account are subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Guaranteed Rate Options

We offer GROs with Guarantee Periods of two, three, five, seven and ten years. Each GRO matures at the end of the Guarantee Period you have selected. We can change the Guarantee Periods available from time to time. Each contribution or transfer to a GRO establishes a new GRO for the Guarantee Period you choose at the guaranteed interest rate that we declare as the current rate (Guaranteed Interest Rate). When you put a contribution into a GRO, a Guaranteed Interest Rate is locked in for the entire Guarantee Period you select. We credit interest daily at an annual effective rate equal to the Guaranteed Interest Rate. The Guaranteed Interest Rate will never be less than the minimum interest rate stated on the schedule page of your contract, which will never be less than 1%.

The value of a contribution to your GRO is called the GRO Value. Assuming you haven’t transferred or withdrawn any amounts, the GRO Value will be the amount you contributed plus interest at the Guaranteed Interest Rate, less any annual administrative charge and optional benefit charges that may apply.

We may declare an enhanced rate of interest in the first year for any contribution allocated to a GRO that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period. This enhanced rate will be guaranteed for the Guarantee Period’s first year and declared at the time of purchase. We may also declare and credit a special interest rate or additional interest at any time on any nondiscriminatory basis. Any enhanced rate, special interest rate or additional interest credited to your GRO will be separate from the Guaranteed Interest Rate and will not be used in the MVA formula.

If you have more than one GRO with the same Guarantee Period, the GROs are considered one GRO for Account Value reporting purposes. For example, when you receive a statement from us, all of your three-year GROs will be shown as one GRO while all of your five-year GROs will appear as another GRO, even though they may have different maturity dates. However, you will receive separate notices concerning GRO renewals for each contribution you have made, since each contribution will have a different maturity date.

All contributions you make to a GRO are placed in a non-unitized separate account. The value of your GROs is supported by the reserves in our non-unitized separate account. You can get our current Guaranteed Interest Rates by calling our Administrative Office.

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Renewals of GROs

We’ll notify you in writing before the end of your GRO Guarantee Period. You must tell us before the end of your Guarantee Period if you want to transfer your GRO Value to another Investment Option. If you do nothing, when the Guarantee Period ends, we will set up a new GRO for the same length of time as your old one, at the then-current Guaranteed Interest Rate for that Guarantee Period.

If a GRO matures and it can’t be renewed for the same length of time, the new GRO will be set up for the next shortest available Guarantee Period. For example, if your mature GRO was for 10 years and when it matures, we don’t offer a 10-year Guarantee Period, but we do offer a seven-year Guarantee Period, your new GRO will be for seven years. You can’t renew a GRO that would mature after your Maximum Retirement Date.

Market Value Adjustments

An MVA is an adjustment, either up or down, that we make to your GRO Value if you make an early withdrawal, surrender or transfer from your GRO or if you elect an Annuity Benefit before the end of the Guarantee Period. An MVA also applies on a Distribution on Death of the owner before the end of the Guarantee Period, but not on the calculation of Death Benefits (which are paid on the death of the Annuitant). No MVA applies to withdrawals of the Free Withdrawal Amount or for withdrawals or transfers, election of Annuity Benefits or calculations of Distributions on Death, which are made within 30 days of the expiration of the GRO Guarantee Period. No MVA shall apply when withdrawals are taken to meet required minimum distributions under the Code. The value after the MVA may be higher or lower than the GRO Value, but will never be less than an amount equal to your contribution to the GRO, less withdrawals and associated withdrawal charges, less transfers out of a GRO, plus interest accumulated at the minimum interest rate declared in your contract, less any annual administrative charge and less any charges for the optional benefits, if applicable.

The MVA we make to your GRO is based on the changes in our Guaranteed Interest Rate. Generally, if our Guaranteed Interest Rate has increased since the time of your contribution, the MVA will reduce your GRO Value. On the other hand, if our Guaranteed Interest Rate has decreased since the time of your contribution, the MVA will generally increase your GRO Value.

The MVA for a GRO is determined by the following formula:

MVA = GRO Value x [(1 + A)N/12 / (1 + B + .0025)N/12 - 1],  where

A is the Guaranteed Interest Rate being credited to the GRO subject to the MVA,

B is the current Guaranteed Interest Rate, as of the effective date of the application of the MVA, for current allocations to a GRO, the length of which is equal to the number of whole months remaining in your GRO. Subject to certain adjustments, if that remaining period isn’t equal to an exact period for which we have declared a new Guaranteed Interest Rate, B will be determined by a formula that finds a value between the Guaranteed Interest Rates for GROs of the next highest and next lowest Guarantee Period, and

N is the number of whole months remaining in your GRO.

If the remaining term of your GRO is 30 days or less, the MVA for your GRO will be zero. If for any reason we are no longer declaring current Guaranteed Interest Rates, then to determine B we will use the yield to maturity of United States Treasury Notes with the same remaining term as your GRO, using a formula when necessary, in place of the current Guaranteed Interest Rate or Rates. See Appendix B for illustrations of the MVA.

Systematic Transfer Option

We offer a STO that provides a fixed interest rate on your contributions to the STO that is effective for the STO period selected. STOs are available for 6 months or 1 year. All STO contributions must be transferred into other Investment Options within either six months or one year of your STO contribution, depending on which STO you select. We will automatically transfer installments of $1,000 or more each. Transfers are made monthly for the 6 month STO and either monthly or quarterly for the one-year STO. The STO is available for new contributions only. You can’t transfer from other Investment Options into the STO. See “Systematic Transfer Program” in Part 9 for more details on this program.

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Part 4 - Deductions and Charges

Mortality and Expense Risk Charge

We deduct a daily charge equal to an annual effective rate of 1.55% of your Account Value in each of the Variable Account Options to cover mortality and expense risk and certain administrative expenses. A portion of the 1.55% pays us for assuming the mortality risk and the expense risk under the contract. The mortality risk, as used here, refers to the risk we take that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more Annuity Benefits or greater Death Benefits than anticipated. The expense risk is the risk that the actual expenses of administering and distributing the contract will exceed the reimbursement for administrative expenses. A portion of the 1.55% is used to reimburse us for administrative expenses not covered by the annual administrative charge including the cost of distribution of the contracts. We expect to make a profit from this fee. The mortality and expense risk charge can’t be increased without your consent.

Annual Administrative Charge

We charge an annual administrative charge of $30, which is deducted on the last day of the Contract Year if your Account Value is less than $50,000 on that day. This charge is taken pro rata from your Account Value in each Investment Option. The part of the charge deducted from the Variable Account Options reduces the number of Units we credit to you. The part of the charge deducted from the Fixed Accounts is withdrawn in dollars. The annual administrative charge is pro-rated if you surrender the contract, select an Annuity Benefit during a Contract Year, or upon the calculation of a Death Benefit or Distribution on Death of owner.

Reduction of the Mortality and Expense Risk Charge or Annual Administrative Charge

We can reduce or eliminate the mortality and expense risk charge or the annual administrative charge for individuals or groups of individuals if we anticipate expense savings. We may do this based on the size and type of the group or the amount of the contributions. We won’t unlawfully discriminate against any person or group if we reduce or eliminate these charges.

Portfolio Charges

The Variable Account Options buy shares of the corresponding Portfolios at each Portfolio’s net asset value. The price of the shares reflects investment management fees and other expenses that have already been deducted from the assets of the Portfolios. The amount charged for investment management can’t be increased without shareholder approval. Please refer to the Portfolio prospectuses for complete details on Portfolio expenses and related items.

Withdrawal Charge

If you withdraw your contributions, you may be charged a withdrawal charge of up to 7%. The amount of the withdrawal charge is a percentage of each contribution and not of the Account Value. As shown below, the charge varies, depending upon the “age” of the contributions included in the withdrawal - that is, the number of years that have passed since each contribution was made.

Contribution Year	Charge as a percentage of the contribution withdrawn
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	1%
thereafter	0

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The maximum of 7% would apply if the entire amount of the withdrawal consisted of contributions made during your current Contract Year. We don’t deduct a withdrawal charge when you withdraw contributions made more than seven years prior to your withdrawal. The oldest contributions are treated as the first withdrawn and more recent contributions next.

Partial withdrawals up to the Free Withdrawal Amount of 10% are not subject to the withdrawal charge. Details on the Free Withdrawal Amount are in Part 5, in the section titled “Withdrawals.”  Withdrawal Charges apply to the Withdrawal Charge amount itself since this amount is part of the Account Value withdrawn.

We won’t deduct a withdrawal charge if:

•                  we calculate the Death Benefits on the death of the Annuitant; or

•                  you use the withdrawal to buy an immediate Annuity Benefit from us with either (i) life contingencies, or (ii) a restricted prepayment option that provides for level payments over five or more years.

Reduction or Elimination of the Withdrawal Charge

We can reduce or eliminate the withdrawal charge for individuals or a group of individuals if we anticipate expense savings. We may do this based on the size and type of the group, the amount of the contribution, or whether there is some relationship with us. Examples of these relationships would include being an employee of National Integrity or an affiliate, receiving distributions or making internal transfers from other contracts we issued, or transferring amounts held under qualified plans that we, or our affiliate, sponsored. We won’t unlawfully discriminate against any person or group if we reduce or eliminate the withdrawal charge.

Disability Waiver

We may the waive withdrawal charges on full or partial withdrawal requests of $1,000 or more if you become disabled anytime before you reach age 65, and have been disabled for a continuous period of at least six months after the Contract Date. We may also waive the MVA on any amounts withdrawn from the GROs. You will be considered disabled if you are unable to engage in any substantial gainful activity by reason of any medically determinable physical impairment which can be expected to result in death or to be of long-continued and indefinite duration. We may require proof of disability, including written confirmation of receipt and approval of any claim for Social Security Disability Benefits. We reserve the right to obtain an examination by a licensed physician of our choice and our expense. Written request for any withdrawal or partial withdrawals must be made while you are still disabled. Once the disability waiver election has been made, no additional contributions will be accepted under your Contract. The waivers of withdrawal charges and Market Value Adjustment apply to the owner, not to the Annuitant. If there are joint owners, the waivers apply to both the primary and the joint owner. The Disability Waiver is not available in New Hampshire or Vermont.

Commission Allowance and Additional Payments to Distributors

We generally pay a commission to the sales representative equal to a maximum of 7.50% of contributions, plus up to 1.00% trail commission paid on Account Value starting in the second Contract Year. Commissions may vary due to differences between states, sales channels, sales firms and special sales initiatives.

A broker-dealer or financial institution that distributes our variable annuity contracts may receive additional compensation from us for training, marketing or other services provided. These services may include special access to sales staff, and advantageous placement of our products. We do not make an independent assessment of the cost of providing such services.

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Integrity has agreements with the following broker-dealer firms under which we pay varying amounts on contributions paid, but no more than 0.25%, for enhanced access to their registered representatives. The broker-dealer firms are American Portfolios Financial, Cadaret, Grant & Co., Inc., Cadaret Grant Agency, Central Jersey Financial, Investacorp, Inc., Linsco Private Ledger, Securities America Inc., Summit Equities,  Stifel, Nicolaus and Company, and Sterne, Agee & Leach.

Depending on the arrangements in place at any particular time, a broker-dealer, and the registered representatives associated with it, may have a financial incentive to recommend a particular variable annuity contract. This could be considered a conflict of interest. You can find more about additional compensation in the Statement of Additional Information.

Optional Benefit Charges

You may purchase one of the Riders offered with this contract, which provide optional benefits for an additional cost. The additional cost of each Rider, along with complete details about the benefits, is provided in Part 6.

Transfer Charge

You have twelve free transfers during a Contract Year. Then we charge $20 for each additional transfer during that Contract Year. Transfers under our Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer Programs described in Part 9 do not count towards the twelve free transfers and we do not charge for transfers made under these programs.

Tax Reserve

We can make a charge in the future for taxes or for reserves set aside for taxes, which will reduce the investment performance of the Variable Account Options.

State Premium Tax

We won’t deduct state premium taxes from your contributions before investing them in the Investment Options, unless required by your state law. If you elect an Annuity Benefit, we’ll deduct any applicable state premium taxes from the amount available for the Annuity Benefit. State premium taxes currently range from 0 to 3.5%.

Part 5 - Terms of Your Variable Annuity

Your Contributions

• Minimum initial contribution	$1,000
• Minimum additional contribution	$1,000
• Maximum total contribution	$1,000,000 if the Annuitant is age 75 or younger
$500,000 if the Annuitant is age 76 or older

Different contribution limits apply if you select the Guaranteed Return Plus or Guaranteed Lifetime Income Advantage. See Part 6. Contributions may also be limited by various state or federal laws or prohibited by us for all owners under the contract. If your contract is an individual retirement account (IRA), we will measure your contributions against the maximum limits for annual contributions set by federal law. Contributions will be accepted at any time up to eight years before your Maximum Retirement Date.

We may refuse additional contributions if: (1) we previously discontinued accepting additional contributions into an Investment Option and provided you with advance notice; (2) the additional contribution did not meet our minimum additional contribution amount for the annuity contract or for a specific Investment Option; or (3) for reason allowed by law.

Your contributions are invested in the Investment Options you select. Each contribution is credited as of the

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date we have received both the contribution and instructions for allocation to one or more Investment Options in good order at our Administrative Office. Wire transfers are deemed received on the day of transmittal if credited to our account by 3 p.m. Eastern Time, otherwise they are deemed received on the next Business Day. Contributions by check sent through the mail are deemed received when they are delivered in good order to our Administrative Office.

You can change your choice of Investment Options at any time by writing to the Administrative Office. The request should indicate your contract number and the specific change, and you should sign the request. When the Administrative Office receives it, the change will be effective for any contribution that accompanies it and for all future contributions. We can also accept changes by telephone. See “Transfers” in Part 5. Different rules apply to the Guaranteed Return Plus Investment Options and the GLIA Investment Options. See Part 6.

Units in Our Separate Account

Your investment in the Variable Account Options is used to purchase Units. On any given day, the value you have in a Variable Account Option is the number of Units credited to you in that Variable Account Option multiplied by the Unit Value. The Units of each Variable Account Option have different Unit Values.

Units are purchased when you make new contributions or transfer amounts to a Variable Account Option. Units are redeemed (sold) when you make withdrawals or transfer amounts out of a Variable Account Option into a different Investment Option. We also redeem Units to pay the Death Benefit when the Annuitant dies, to make a Distribution on Death of owner, to pay the annual administrative charge and to pay for certain optional benefits. The number of Units purchased or redeemed in any Variable Account Option is calculated by dividing the dollar amount of the transaction by the Variable Account Option’s Unit Value, calculated as of the next close of business of the New York Stock Exchange.

The Unit Values of the Variable Account Options fluctuate with the investment performance of the corresponding Portfolios, which reflects the investment income and realized and unrealized capital gains and losses of the Portfolios, as well as the Portfolio’s expenses.

How We Determine Unit Value

We determine Unit Values for each Variable Account Option after the close of business of the New York Stock Exchange, which is normally 4 p.m. Eastern Time on each Business Day. The Unit Value of each Variable Account Option for any Business Day is equal to the Unit Value for the previous Business Day, multiplied by the net investment factor for that Variable Account Option on the current Business Day. We determine a net investment factor for each Variable Account Option as follows:

•                  First, we take the value of the Portfolio shares which belong to the corresponding Variable Account Option at the close of business that day. For this purpose, we use the share value reported to us by the Portfolios.

•                  Next, we add any dividends or capital gains distributions by the Portfolio on that day.

•                  Then we charge or credit for any taxes or amounts set aside as a reserve for taxes.

•                  Then we divide this amount by the value of the Portfolio shares which belong to the corresponding Variable Account Option at the close of business on the last day that a Unit Value was determined.

•                  Finally, we subtract the mortality and expense risk charge for each calendar day since the last day that a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday). The daily charge is an amount equal to an annual effective rate of 1.55%, or 2.15% from the Guaranteed Return Plus Investment Options if you have purchased the Guaranteed Return Plus Rider.

Generally, this means that we adjust Unit Values to reflect the investment experience of the Portfolios and for the mortality and expense risk charge and in the case of the Guaranteed Return Plus Investment Options, a Guaranteed Return Plus Rider charge, if elected.

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Transfers

You may transfer all or any part of your Account Value among the Variable Account Options and the GROs, subject to our transfer restrictions:

•                  The amount transferred must be at least $100 or, if less, the entire amount in the Investment Option.

•                  Transfers into a GRO must be to a newly elected GRO (that is, to a GRO you haven’t already     purchased) at the then-current Guaranteed Interest Rate.

•                  Transfers into the Guaranteed Return Plus Investment Options or the STO are not permitted.

•                  Transfers out of a GRO more than 30 days before the end of the Guarantee Period are subject to an MVA. See Part 3.

•                  Transfers out of the Guaranteed Return Plus are not permitted for the first seven years after each contribution into the Guaranteed Return Plus. See Part 6.

•                  Transfers into or out of the Guaranteed Lifetime Income Advantage Investment Options are restricted. See Part 6.

You may also reallocate all of your Account Value invested in the Variable Account Options at one time and this will count as one transfer.

After your twelve free transfers during a Contract Year, we charge $20 for each additional transfer during that Contract Year. See Part 4, “Transfer Charge.”

You may request a transfer by writing to our Administrative Office at the address in the Glossary. Mail sent to any other address may not be in good order. Each request for a transfer must specify:

•              the contract number

•              the amounts to be transferred, and

•              the Investment Options to and from which the amounts are to be transferred.

If one portion of a transfer request involving multiple Investment Options violates our policy or is not in good order, the entire transfer request will not be processed.

Transfers may also be arranged through our telephone transfer service using your personal identifiers. We’ll honor telephone transfer instructions from any person who provides correct identifying information. We aren’t responsible for fraudulent telephone transfers we believe to be genuine according to these procedures. Accordingly, you bear the risk of loss if unauthorized persons make transfers on your behalf.

Telephone transfers may be requested from 9:00 a.m. - 5:00 p.m., Eastern Time, on any day we are open for business. If we receive your transfer request before 4:00 p.m. Eastern Time on a Business Day, you will receive the Unit Values for the Variable Account Options as of the close of business on the day you call. Transfer requests for Variable Account Options received by us at or after 4:00 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) on a Business Day or on a day other than a Business Day, will be processed using Unit Values as of the close of business on the next Business Day after the day you call. All transfers will be confirmed in writing.

A transfer request doesn’t change the allocation of current or future contributions among the Investment Options. Different rules apply to the Guaranteed Lifetime Income Advantage Investment Options. See Part 6.

Excessive Trading

We reserve the right to limit the number of transfers in any Contract Year or to refuse any transfer request for an owner or certain owners if: (a) we believe in our sole discretion that excessive trading or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the Portfolios; or (b) we are informed by one or more of the Portfolios that the purchase or redemption of shares is to be restricted because of excessive trading, or that a specific transfer or group of transfers is expected to have a detrimental effect on share prices of affected Portfolios.

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We reserve the right to modify these restrictions or to adopt new restrictions at any time and in our sole discretion.

We will notify you or your designated representative if your requested transfer is not made. Current SEC rules preclude us from processing your request at a later date if it is not made when initially requested. Accordingly, you will need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Specific Notice Regarding the Use of this Annuity for Market Timing or Frequent Trading

This contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in stale price arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in mutual fund pricing or for any other reason should not purchase this contract. These abusive or disruptive transfers can have an adverse impact on management of a Portfolio, increase Portfolio expenses and affect Portfolio performance.

The following policies for transfers between Investment Options are designed to protect contract owners from frequent trading activity. However, we may not be able to detect all frequent trading, and we may not be able to prevent transfers by those we do detect. As detecting frequent trading and preventing its recurrence is, in many circumstances, a reactive response to improper trading, we cannot guarantee, despite our policies and procedures, that we will detect all frequent trading in our contracts, prevent all frequent trading and prevent all harm caused by frequent trading.

1.                                       Prohibited Transfers. Under normal market conditions, we will refuse to honor, unless made by first class U.S. mail:

•                        a transfer request into an International or High Yield Variable Account Option (as defined by us) if, within the preceding five Business Days, there was a transfer out of the same Variable Account Option;

•                        a transfer request out of an International or High Yield Variable Account Option if, within the preceding five Business Days, there was a purchase or transfer into the same Variable Account Option.

2.                                       Allowable Transfers Accompanying A Prohibited Transfer. We cannot honor an otherwise allowable transfer request if it is made at the same time or accompanies a request for a Prohibited Transfer.

3.                                       Notification. We will notify you if your requested transfer is not made.

4.                                        Revocation of Same-Day Transfer Privileges. Contract owners (or agents acting on their behalf) who engage in market timing, as determined by us in our sole discretion, will have their same-day transfer privileges revoked immediately.

•                        If your same-day transfer privileges are revoked, you will be required to submit all future transfer requests by U.S. mail or overnight delivery service. Transfer requests made by telephone or the Internet or sent by fax, same-day mail or courier service will not be accepted.

•                        In addition, if you wish to cancel a transfer request, your cancellation request must also be in writing and received by U.S. mail or overnight delivery service. The cancellation request will be processed as of the day it is received.

5.                                        20 Investment Option Transfers Permitted. You may submit 20 Investment Option transfers each Contract Year for each contract by U.S. mail, internet, telephone request, or fax.

•                        All requests for transfers among your Investment Options in excess of 20 per Contract Year must be submitted by regular U.S. mail or overnight delivery. Transfer requests made by telephone or the Internet or sent by fax, same day mail or courier service will not be accepted, and Internet trading

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privileges will be suspended. If you want to cancel a written Investment Option transfer, you must also cancel it in writing by U.S mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

•                        Upon reaching your next Contract Anniversary, you will again be provided with 20 Investment Option transfers. Investment Option transfers are non-cumulative and may not be carried over from year to year.

•                     Transfers made under our Dollar Cost Averaging Program, Systematic Transfer Option Program, Customized Asset Rebalancing Program, or other related programs we may offer are not counted toward the 20 Investment Option transfer limitation. If we determine in our sole discretion that you are manipulating these or similar programs to circumvent our transfer policies, however, we may take any action that we deem appropriate to stop this activity. This could include (but is not limited to) revoking your same-day transfer privileges or your ability to utilize these programs.

Conformity with these policies does not necessarily mean that trading will not be deemed to constitute market timing. If it is determined, in our sole discretion, that a contract owner is attempting to engage in improper trading, we reserve the right to revoke their same-day transfer privileges. We will also take into consideration any information and data provided to us by the Portfolios’ investment advisors regarding improper trading. If we are notified by a Portfolio’s investment advisor that the frequency or size of trades by an individual or group of individuals is disruptive to the management of the Portfolio, and the investment advisor asks us to restrict further trading in that Portfolio by the individual or group, we will comply with that request promptly. We will impose the Portfolio’s investment advisor’s restriction even if the transactions otherwise conform to our policies. We do not grant waivers of these policies to particular investors or classes of investors.

We may modify these restrictions at any time in our sole discretion.

Withdrawals

You may make withdrawals as often as you wish. Each withdrawal must be at least $100. The withdrawal will be taken from your Investment Options, pro rata, in the same proportion their value bears to your total Account Value. For example, if your Account Value is divided in equal 25% shares among four Investment Options, when you make a withdrawal, 25% of the Account Value will come from each of your four Investment Options. You can tell us if you want your withdrawal handled differently.

For partial withdrawals, the total amount deducted from your Account Value will include:

•                  the withdrawal amount requested,

•                  plus or minus any MVA that applies (see Part 3, “Market Value Adjustments”),

•                  minus any withdrawal charges that apply (see Part 4, “Withdrawal Charge”).

The net amount you receive will be the amount you requested, less any applicable tax withholding. Most of the withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty. If your contract is part of a tax-favored retirement plan, the plan may limit your withdrawals. See Part 8.

Certain Death Benefits and optional benefits are reduced by withdrawals on a proportional basis. See Part 5, “Death Benefits Paid on Death of Annuitant” and Part 6.

Free Withdrawal Amount

You may take your Free Withdrawal Amount each Contract Year without a withdrawal charge or MVA.

The Free Withdrawal Amount is the greater of:

•                  10% of your Account Value during a Contract Year; or

•                  10% of your Account Value at your most recent Contract Anniversary.

During your first Contract Year, the Free Withdrawal Amount is 10% of your initial contribution received on the Contract Date.

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If you don’t take the Free Withdrawal Amount in any one Contract Year, you can’t add it to the next year’s Free Withdrawal Amount. If you completely surrender the contract, withdrawal charges on your contributions will not be reduced by your Free Withdrawal Amount.

Your financial professional or a third party may offer you asset allocation or investment advisory services for your contract. Fees you pay for such investment advisory services are in addition to any contract charges. If you want to pay for such services from your Account Value, you must complete a form authorizing us to pay the amount requested by the third party from your Account Value. These payments are withdrawals from your Account Value. We will withdraw the requested payment according to the third party’s instructions (including instructions about which Investment Options to withdraw the fee from) and send you a confirmation of the transaction. We will not verify the accuracy of the amount being requested.

Additional restrictions apply to withdrawals from the Guaranteed Return Plus Investment Options and the Guaranteed Lifetime Income Advantage Investment Options. See Part 6.

Assignments

We do not allow assignment of your contract unless required by law.

Death Benefit Paid on Death of Annuitant

Unlike some other variable annuities, our contract pays the Death Benefit upon the Annuitant’s death, rather than upon the owner’s death. You name the Annuitant’s beneficiary (or beneficiaries). We will pay a Death Benefit to the Annuitant’s surviving beneficiary if:

•                  the Annuitant dies before the Retirement Date; and

•                  there is no contingent Annuitant.

If an Annuitant’s beneficiary doesn’t survive the Annuitant, then the Death Benefit is generally paid to the Annuitant’s estate.

A Death Benefit won’t be paid after the Annuitant’s death if there is a contingent Annuitant. In that case, the contingent Annuitant becomes the new Annuitant under the contract. The Annuitant and any contingent Annuitants may not be changed once the contract has been issued.

Standard Death Benefit

For contracts where the Annuitant’s age on the Contract Date is up to and including age 85, the Death Benefit will be the greatest of:

•                  highest Account Value on any Contract Anniversary before Annuitant’s age 81, plus any contributions received after that Contract Anniversary, minus a proportional adjustment for any withdrawals (and associated charges)  received after that Contract Anniversary; or

•                  total contributions, minus a proportional adjustment for any withdrawals (and associated charges); or

•                  your current Account Value on the Business Day we receive due proof of death and the beneficiary’s election in good order.

The Death Benefit can be paid in a lump sum or as an annuity. You may select either option. If you have not selected an option before the Annuitant dies, the Annuitant’s beneficiary may select either option at the Annuitant’s death. However, a beneficiary that is not a natural person automatically receives a lump sum distribution.

Effect of Withdrawals on the Death Benefit

If you take withdrawals from your contract, we will make a proportional adjustment to your Death Benefit. This means that your Death Benefit will be reduced by the same percentage as your withdrawal bears to your Account Value at the time of withdrawal. For example:

•                  If your Death Benefit is $100,000, and your current Account Value is $80,000,

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•                  and you take a withdrawal of $10,000,

•                  we will reduce your Death Benefit by 12.5% because that is the same percentage that your withdrawal bears to the Account Value at the time of the withdrawal ($10,000 /$80,000).

•                  Therefore, your Death Benefit is reduced by $12,500.

Because the Account Value at the time of the withdrawal in this example is less than the Death Benefit, the Death Benefit is decreased by a larger dollar amount than the partial withdrawal amount. All Death Benefits are reduced proportionally for withdrawals and any charges associated with the withdrawals.

Distribution on Death of Owner

When you, as owner, die before the Retirement Date, your entire interest in this contract is required to be distributed to the owner’s beneficiary within five years. However, any interest that is payable to the owner’s beneficiary may be payable over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary, as long as distributions begin within one year after the owner’s death. This distribution is required by Section 72(s) of the Code.

You name the owner’s beneficiary (or beneficiaries). We will pay the owner’s surviving beneficiary the Distribution on Death. If an owner’s beneficiary doesn’t survive the owner, then the Distribution on Death of the owner is generally paid to the owner’s estate.

If there are joint owners, the first death of one of the joint owners will be treated as the death of both owners, and a Distribution on Death to the owners’ beneficiary will be required.

If you, as owner, die on or after the Retirement Date and before the entire interest in the contract has been distributed, then the rest of the annuity must be distributed to the owner’s beneficiary at least as quickly as the method in effect when you died.

If your sole owner’s beneficiary is your spouse, the contract (along with its deferred tax status) may be continued in your spouse’s name as the owner.

You may change any beneficiary by sending the appropriate form in good order to the Administrative Office. We reserve the right to limit the number of beneficiaries you can name at one time. Please consult your financial professional and tax advisor in order to properly identify your beneficiaries so that the Death Benefit is paid to the intended beneficiary, and to structure your contract so that spousal continuation can occur, if that is your intention.

Spousal Continuation

Under the Code

If you (as owner) die, the Code allows your surviving spouse to continue the annuity contract, along with its tax-deferred status, so long as your spouse is your sole owner’s beneficiary. This is called spousal continuation.

Under the Contract

This annuity contract also provides an enhanced type of spousal continuation  (Spousal Continuation). The Spousal Continuation under this contract is available only if you have structured your contract as follows:

•                  you are the sole owner and Annuitant;

•                  no contingent Annuitant is named; and

•                  your spouse is the owner’s sole beneficiary and the Annuitant’s sole beneficiary.

Under this enhanced Spousal Continuation, we will increase the continued contract’s Account Value to the same amount that would have been paid to your surviving spouse had he or she taken the Death Benefit as a lump sum distribution. This increase will be added to the Fixed and Variable Account Options you have selected on a pro-rata basis. For example, if the Account Value at death was $100,000, but we would have paid out a Death Benefit of $115,000, the surviving spouse’s contract will continue with a $115,000 Account Value. The surviving spouse continues the contract with its tax deferred earnings and may exercise all rights and privileges under the

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contract, except that we will not accept additional contributions. When the surviving spouse dies, the Death Benefit will be paid to the surviving spouse’s beneficiary. Under this enhanced Spousal Continuation, we waive any withdrawal charges applicable to full or partial withdrawals made after the spousal continuation is elected, but the MVA will apply. If the surviving spouse is under 59½, the 10% federal tax penalty for early withdrawal may apply if withdrawals are taken.

Under either type of spousal continuation, certain Investment Options or administrative programs may not be available on the continued contract. We reserve the right at any time to make changes to continued contracts that are permitted by law.

Death Claims

A death claim will be effective on the Business Day we receive due proof of death of either the owner or Annuitant. This means we have received an original certified death certificate and company death claim paperwork that is in good order, including the beneficiary’s election. During the period from the date of death until we receive all required paperwork in good order, the Account Value will remain invested in the Investment Options you chose, will continue to reflect the investment performance of any Variable Account Options during this period and will be subject to market fluctuations. Fees and expenses will continue to apply. If there are multiple beneficiaries, after one beneficiary submits death claim paperwork, the Death Benefit or Distribution on Death of owner will be calculated and the first beneficiary will receive payment according to his election.

Maximum Retirement Date and Annuity Benefit

Your Annuity Benefit is available anytime after your first Contract Anniversary up until the last Annuitant’s 90th birthday or the tenth Contract Anniversary, whichever is later. This is referred to as the Maximum Retirement Date. You may elect your Annuity Benefit by writing to the Administrative Office any time before the Maximum Retirement Date.

Upon the Maximum Retirement Date, you may elect to receive a lump sum of your Surrender Value, or you may elect an Annuity Benefit. The amount applied toward the purchase of an Annuity Benefit will be the Adjusted Account Value, less any pro-rata annual administrative charge, except that the Surrender Value will be the amount applied if the Annuity Benefit does not have a life contingency and either (i) the term is less than five years, or (ii) the annuity can be changed to a lump sum payment without a withdrawal charge.

An Annuity Benefit can provide for fixed payments, which may be made monthly, quarterly, semi-annually or annually. You can’t change or redeem the annuity once payments have begun. For any annuity, the minimum initial payment must be at least $100 monthly.

We currently offer the following types of annuities, funded through our General Account:

•                  Life and ten years certain annuity, which provides a fixed life income annuity with 10 years of payments guaranteed.

•                  Period certain annuity, which provides for fixed payments for a fixed period. The amount is determined by the period you select when you select the type of annuity you want. If the Annuitant dies before the end of the period selected, the Annuitant’s beneficiary will receive the remaining periodic payments.

•                  Period certain life annuity, which provides for fixed payments for at least the period selected and after that for the life of the Annuitant or the lives of the Annuitant and any joint Annuitant under a joint and survivor annuity. If the Annuitant (or the Annuitant and the joint Annuitant under a joint and survivor annuity) dies before the period selected ends, the remaining payments will go to the Annuitant’s beneficiary.

•                  Life income annuity, which provides fixed payments for the life of the Annuitant, or until the Annuitant and joint Annuitant both die under a joint and survivor annuity.

If you haven’t already selected a form of Annuity Benefit, we will contact you prior to your Maximum Retirement Date. You can tell us at that time the type of annuity you want or confirm to us that you want the normal form of annuity, which is the life and ten years certain annuity. However, if we do not receive your election on or before your Maximum Retirement Date, you will automatically receive the normal form of annuity.

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Annuity Benefit Payments

Fixed Annuity Benefit payments won’t change and are based upon annuity rates provided in your contract. The size of payments will depend on the form of annuity that was chosen and, in the case of a life income annuity, on the Annuitant’s age and gender (except under most tax-favored retirement programs, and under certain state laws, where gender-neutral rates apply). If our annuity rates then in effect would yield a larger payment, those rates will apply instead of the rates provided in your contract.

If the age or gender of an Annuitant has been misstated, any benefits will be those that would have been purchased at the correct age and gender. Any overpayments or underpayments made by us will be charged or credited with interest at the rate required by your state. If we have made overpayments because of incorrect information about age or gender, we’ll deduct the overpayment from the next payment or payments due. We add underpayments to the next payment.

Timing of Payment

We normally apply your Adjusted Account Value to the purchase of an Annuity Benefit, or send you partial or total withdrawals, within seven days after receipt of the required form at our Administrative Office. However, we can defer our action as to Account Value allocated to the Variable Account Options for any period during which:

(1)          the New York Stock Exchange has been closed or trading on it is restricted;

(2)          an emergency exists as determined by the SEC so that disposal of securities isn’t reasonably practicable or it isn’t reasonably practicable for the Separate Account fairly to determine the value of its net assets; or

(3)          the SEC, by order, permits us to defer action in order to protect persons with interests in the Separate Account.

How You Make Requests and Give Instructions

When you write to our Administrative Office, use the address listed in the Glossary of this prospectus. We can’t honor your requests unless they are in proper and complete form. Whenever possible, use one of our printed forms, which may be obtained from our Administrative Office.

Part 6 - Optional Benefits

You may purchase one of the Riders offered with this contract, which provide optional benefits for an additional cost. The Riders may only be elected at the time of application and will replace or supplement the standard contract benefits. Charges for the optional benefit Riders are in addition to the standard contract charges. Be sure you understand the charges. Carefully consider whether you need the benefit and whether it is appropriate for your particular circumstances. Also consider whether you can buy the benefit more cheaply as part of the variable annuity or with a separate contract.

Guaranteed Return Plus Rider

The Guaranteed Return Plus, which is a guaranteed minimum accumulation benefit, is an optional benefit Rider that you may purchase for an additional fee. The Guaranteed Return Plus Rider guarantees the future value of amounts contributed to a Guaranteed Return Plus Investment Option for a specified period.

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Overview of the Benefit and Investment Options

We currently offer a ten-year accumulation period in three Investment Options, designated as “Guaranteed Return Plus Investment Options.”  You may select only one of the three Guaranteed Return Plus Investment Options. We provide a guarantee minimum value for each contribution to a Guaranteed Return Plus Investment Option as shown in the table below:

Guaranteed Return Plus Investment Option	Guaranteed Minimum Value at the End of 10 Years
Touchstone VST Conservative ETF Fund, Service Class	125%
Touchstone VST Moderate ETF Fund, Service Class	115%
Touchstone VST Aggressive ETF Fund, Service Class	100%

We guarantee that the minimum value of each contribution to your Guaranteed Return Plus Investment Option, at the end of its ten-year period, will be at least the percentage of the contribution amount indicated in the table above, adjusted for partial withdrawals and costs.

At the end of the ten-year period:

•                  If the accumulated value of a contribution to your Guaranteed Return Plus Investment Option is greater than the guaranteed minimum value due to market performance, your Account Value will be credited with the accumulated value.

•                  If the accumulated value of a contribution to your Guaranteed Return Plus Investment Option is less than the guaranteed minimum value due to market performance, we will increase the accumulated value of that contribution to equal the guaranteed minimum value.

Rider Charge

We will assess the cost of the Guaranteed Return Plus Rider by deducting an additional daily charge equal to an annual effective rate of 0.60% from the amount invested in your Guaranteed Return Plus Investment Option. Therefore, the total daily charge deducted from your Guaranteed Return Plus Investment Option (including the mortality and expense risk charge) will be an annual effective rate of 2.15%.

Contribution Limits

Your initial contribution to a Guaranteed Return Plus Investment Option must be at least $10,000. Each additional contribution must be at least $1,000 and must be made to the same Guaranteed Return Plus Investment Option. We reserve the right to revise the minimum contribution amounts and to limit the maximum total contribution you may make to your Guaranteed Return Plus Investment Option.

Withdrawals and Transfers

In years 1-7 of the ten-year period for each contribution, you may:

•                  withdraw some or all of your contribution to the Guaranteed Return Plus Investment Option: or

•                  surrender your contract entirely.

In either case, a withdrawal charge will apply. See Part 4.

In years 8-10 of the ten-year period for each contribution, you may:

•                  withdraw some or all of your contribution to a Guaranteed Return Plus Investment Option,

•                  surrender your contract entirely; or

•                  transfer funds from the Guaranteed Return Plus Investment Options to other available Investment Options.

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Partial withdrawals at any time before the end of the ten-year accumulation period will reduce the guaranteed minimum value of your Guaranteed Return Plus Investment Option on a proportional basis. For example:

•                  You contribute $100,000 to the Touchstone VST Moderate ETF Fund, which has a guaranteed minimum value of $115,000 at the end of the ten-year period.

•                  In year 8, the accumulated value of the contribution is $90,000 and you request a $10,000 withdrawal.

•                  The withdrawal reduces the accumulated value by 11.11% ($10,000/$90,000)

•                  Therefore the guaranteed minimum value of $115,000 is also reduced by 11.11%, which is $12,777.

Because the guaranteed minimum value in this example is greater than the accumulated value, the guaranteed minimum value is decreased by a larger dollar amount than the partial withdrawal amount. If the guaranteed minimum value was less than the accumulated value at the time of the withdrawal, the guaranteed minimum value would be decreased by a smaller dollar amount than the partial withdrawal amount.

If you withdraw (or transfer in years 8-10) all of a contribution to your Guaranteed Return Plus Investment Option before the end of a ten-year period for that contribution (or surrender your contract entirely), the value of that contribution will be its current accumulated value with no guaranteed minimum value, reduced by prior partial withdrawals, withdrawal charges and costs. Also, if the Annuitant dies and a Death Benefit is calculated, the value of a contribution to a Guaranteed Return Plus Investment Option will be its current accumulated value with no guaranteed minimum value.

At the end of a ten-year period for each contribution, you may transfer that amount to any Investment Option then available. We will notify you at least 45 days before the end of the ten-year period for each contribution to your Guaranteed Return Plus Investment Option. If we do not receive your instructions prior to the end of the ten-year period, the amount will be transferred to the Touchstone VST ETF Fund that corresponds to your Guaranteed Return Plus Investment Option, without the Guaranteed Return Plus benefit or the fee.

Partial Withdrawals from your Account Value taken pro-rata among your Investment Options will include your Guaranteed Return Plus Investment Options and will reduce the guaranteed minimum value of your contribution to the Guaranteed Return Plus Investment Option on a proportional basis. You may request that your withdrawal not be taken from your Guaranteed Return Plus Investment Option.

Withdrawals from your Guaranteed Return Plus Investment Option will be taken first from the earliest contributions you made to your Guaranteed Return Plus Investment Option, then from the next contribution and so on (first-in-first-out). We reserve the right to require a minimum balance in the Guaranteed Return Plus Investment Option.

The Guaranteed Return Plus Investment Option is not available if the ten-year period would end on a date in the Contract Year in which the Annuitant attains age 100, or later.

The Guaranteed Return Plus Rider will terminate on the earliest of the following:

•                  the owner’s beneficiary succeeds as the owner of the contract, unless the owner’s beneficiary is the owner’s spouse and elects spousal continuation under the Code, in lieu of taking a distribution of the Surrender Value;

•                  a Death Benefit is calculated under the contract;

•                  you transfer ownership of the contract;

•                  you elect an Annuity Benefit under the contract;

•                  the contract terminates.

If the Guaranteed Return Plus is selected, the Guaranteed Lifetime Income Advantage are not available.

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Guaranteed Lifetime Income Advantage Rider

Guaranteed Lifetime Income Advantage (GLIA), which is a guaranteed lifetime withdrawal benefit, is an optional Rider you may purchase for an additional charge.  You may select the Individual GLIA Rider or the Spousal GLIA Rider.  The GLIA Rider guarantees lifetime payments for you (or you and your spouse) regardless of how your investments perform, as long as the Rider is in effect.  If you take Nonguaranteed Withdrawals, as explained below, your lifetime payments will decrease and the Rider may terminate.  Your GLIA Rider is also referred to as a guaranteed lifetime withdrawal benefit.  The GLIA Rider is not available in New Hampshire.

Lifetime Payout Amount (LPA)

The amount you can receive each Contract Year for your lifetime (or for as long as either you or your spouse is alive) is called an LPA.  The LPA is first determined and available to you when you take your first withdrawal on or after the Age 60 Contract Anniversary.

The Age 60 Contract Anniversary is the first Contract Anniversary on or after you reach age 60.  For the Spousal GLIA, it is the Contract Anniversary on or after the younger of you and your spouse reaches age 60.

Your LPA is always equal to your Payment Base multiplied by your Withdrawal Percentage.  Your Payment Base may change but your Withdrawal Percentage is locked in at the time of your first withdrawal on or after the Age 60 Contract Anniversary depending on your age at that time.

Age of (younger) Annuitant	Withdrawal Percentage
60-64	4.50%
65-69	5.00%
70-74	5.50%
75-79	6.00%
80 and above	7.00%

The LPA is not cumulative.  If you withdraw less than the LPA in any Contract Year, you cannot carry over or add the remaining LPA to withdrawals made in future years.

Payment Base

Your Payment Base will always be the larger of your Bonus Base or your Step-Up Base.

Your Bonus Base (until a Bonus is applied) is:

1)             the Account Value on the date you purchase the GLIA Rider; plus

2)             additional Contributions; less

3)             Adjusted Nonguaranteed Withdrawals.

After a Bonus is applied (but before a subsequent Bonus), your Bonus Base is:

1)             the Bonus Base immediately before the Bonus is applied; plus

2)             the Bonus amount (see “Bonus” section below); plus

3)             additional Contributions received after the date of the Bonus; less

4)             Adjusted Nonguaranteed Withdrawals taken after the date of the Bonus.

Your Step-Up Base (until a Step-Up is applied) is:

1)             the Account Value on the date you purchase the GLIA Rider; plus

2)             additional Contributions; less

3)             Adjusted Nonguaranteed Withdrawals.

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On the last day of each Contract Year, we will compare your Account Value to your Step-Up Base.  If your Account Value is greater than the Step-Up Base, we will increase or “step up” the Step-Up Base to equal the Account Value.

After a Step-Up is applied (but before a subsequent Step-Up), the Step-Up Base is:

1)             the Step-Up Base immediately before the Step-Up is applied; plus

2)             the Step-Up amount; plus

3)             additional Contributions received after the date of the Step-Up; less

4)             Adjusted Nonguaranteed Withdrawals taken after the date of the Step-Up.

Effect of Withdrawals

Before the Age 60 Contract Anniversary, all withdrawals are Nonguaranteed Withdrawals and will reduce your Bonus Base and Step-Up Base (and therefore your Payment Base) by the Adjusted Nonguaranteed Withdrawal amount including Withdrawal Charges, if any.

After the Age 60 Contract Anniversary, withdrawals do not reduce your Bonus Base or Step-Up Base, as long as your total withdrawals in any Contract Year are not more than your LPA.  However, if you withdraw more than your LPA in any Contract Year, the amount which exceeds your LPA (including any Withdrawal Charges) is a Nonguaranteed Withdrawal.

Each time you make a Nonguaranteed Withdrawal, we will reduce your Bonus Base and Step-Up Base (and therefore your Payment Base) by the Adjusted Nonguaranteed Withdrawal amount.  The Adjusted Nonguaranteed Withdrawal amount is the amount of the Nonguaranteed Withdrawal (which includes any Withdrawal Charges) multiplied by the greater of:

•      1.0; or

•      Payment Base divided by Account Value, where both values are determined immediately before the Nonguaranteed Withdrawal.  If the withdrawal includes all or a portion of your LPA, the Account Value will be reduced by such portion prior to this calculation.

If your Payment Base is more than your Account Value when you take a Nonguaranteed Withdrawal, your Payment Base will be reduced by more than the amount of your Nonguaranteed Withdrawal.  Here’s an example assuming you take the withdrawal prior to your Age 60 Contract Anniversary and no withdrawal charges apply:

•      Your Account Value is $75,000 and your Payment Base is $100,000

•      You take a Nonguaranteed Withdrawal in the amount of $5,000

•      Your Account Value will be reduced by $5,000, and your Payment Base will be reduced by $6,667

Other Important Facts about Withdrawals:

•      You will not receive the intended benefit of this Rider if you take Nonguaranteed Withdrawals.  Nonguaranteed Withdrawals can have a significant negative effect on your Payment Base and LPA.

•      Withdrawal Charges may apply.  If you withdraw more than your Free Withdrawal amount (10% of the Account Value in any Contract Year) but the withdrawal does not exceed your LPA, any applicable Withdrawal Charges will be waived.  If you withdraw more than the Free Withdrawal amount and the withdrawal is a Nonguaranteed Withdrawal, Withdrawal Charges, if any, will be applied.  See Part 4, “Withdrawal Charge” and Part 5, “Withdrawals.”

•      Withdrawals must be taken pro-rata from your Investment Options.  You cannot make a Withdrawal from specific Investment Options.

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Annual Processing Date

The Annual Processing Date is the close of business the last day of each Contract Year.  If a withdrawal is taken on an Annual Processing Date, we will process the withdrawal first.  We will then reduce your Account Value by the Annual Administrative Charge, if applicable.  See Part 4, “Annual Administrative Charge.”  We will also deduct any quarterly charges that may apply and be due on that day.  We will then calculate Bonuses and Step-Ups, if any.  If the Annual Processing Date is not a Business Day, the Account Value for the purpose of the Step-Up is determined on the next Business Day after the Annual Processing Date.

Bonus

The Bonus amount is equal to your Bonus Percentage multiplied by the sum of all contributions minus your Bonus Percentage multiplied by the sum of all withdrawals (including Withdrawal Charges if any.)  Your Bonus Percentage is determined by your age (or the age of the younger of you and your spouse) at the time each Bonus is calculated.

Age of (younger) Annuitant	Bonus Percentage
69 or below	5.00%
70-74	5.50%
75-79	6.00%
80 and above	7.00%

If you do not take withdrawals in a Contract Year, we will apply the Bonus on the last day of the Contract Year.  The Bonus is available during the first 10 Contract Years after the GLIA Rider is purchased.

GLIA Charge

We deduct an annual charge for the Individual GLIA Rider of 0.60% and an annual charge for the Spousal GLIA Rider of 0.80%.  The 0.60% (or 0.80%) charge is multiplied by the Payment Base as of the last day of each calendar quarter and divided by 4.  We will deduct the charge from your Investment Options in the same proportion that the value of each of the Options bears to the Account Value (pro-rata).  This charge decreases your Account Value dollar-for-dollar, but does not decrease your Payment Base.

If the GLIA Rider takes effect or terminates on any day other than the first day of the quarter, we will deduct a proportional share of the charge for the part of the quarter the Rider was in effect.

We reserve the right to increase the annual charge for the Individual GLIA Rider up to a maximum of 1.20%, and the annual charge for the Spousal GLIA Rider up to a maximum of 1.60%.  If we do increase the charge, we will give you prior written notice of the increase and an opportunity to reject the increase.  If you do not reject the increase in writing, the annual charge for your GLIA Rider will increase and you will continue to receive Step-Ups under the terms of the Rider.

If you reject the increase by giving us written notice, your charge will remain the same, but you will not receive any Step-Ups after the effective date of the increase.  Your decision to reject an increase is permanent and once an increase is rejected, you will no longer be eligible to receive notice or accept additional charge increases and will not receive additional Step-Ups.

GLIA Investment Strategies

If you elect to purchase the GLIA Rider, you must invest 100% of your Account Value at all times in only one of the three GLIA Investment Strategies described below.  (Note that the Investment Options available in the GLIA Investment Strategies are also available without the Rider.)

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GLIA Investment Strategy 1 – You may select one or more of the three Investment Options, as long as your allocations add up to 100% and do not exceed the percentage indicated for any particular Investment Option.

Touchstone VST Conservative ETF Portfolio	Touchstone VST Moderate ETF Portfolio	Touchstone VST Aggressive ETF Portfolio
0 – 100%	0 – 100%	0 - 50%

GLIA Investment Strategy 2 – You may select one or more of the four Portfolios, as long as your allocations add up to 100%.

Fidelity VIP Freedom 2010 Portfolio	Fidelity VIP Freedom 2015 Portfolio	Fidelity VIP Freedom 2020 Portfolio	Fidelity VIP Freedom 2025 Portfolio

GLIA Investment Strategy 3 – You may select one or more of the Investment Options in one or more columns, as long as your allocations add up to 100% and are within the minimum and maximum allocation percentages indicated for each column.

Minimum Allocation 30% Maximum Allocation 60%	Minimum Allocation 40% Maximum Allocation-70%	Maximum Allocation 20%	Maximum Allocation 10%

Fixed Income	Core Equity	Non Core Equity	Alternative
Fidelity VIP Investment Grade Bond	Fidelity VIP Asset Manager	DWS Small Cap Index VIP	PIMCO VIT All Asset
PIMCO VIT Total Return	Fidelity VIP Balanced	Fidelity VIP Disciplined Small Cap	PIMCO VIT Commodity RealReturnStrategy
Touchstone VST Core Bond	Fidelity VIP Contrafund	Fidelity VIP Dynamic Capital Appreciation	Rydex VT Absolute Return Strategies
	Fidelity VIP Equity-Income	Fidelity VIP Mid Cap	Rydex VT Hedged Equity
	Fidelity VIP Growth & Income	Fidelity VIP Value Strategies	Rydex VT Sector Rotation
	Fidelity VIP Growth Opportunities	FTVIPT Franklin Small Cap Value Securities	Van Kampen UIF U.S. Real Estate
	Fidelity VIP Growth	Touchstone VST Baron Small Cap Growth	High Yield
	Fidelity VIP Index 500	Touchstone VST Mid Cap Growth	Fidelity VIP High Income
	FTVIPT Franklin Growth and Income Securities	Touchstone VST Third Avenue Value	FTVIPT Franklin Income Securities
	FTVIPT Franklin Large Cap Growth Securities	Van Kampen LIT Capital Growth	Touchstone VST High Yield
	FTVIPT Mutual Shares Securities	International	Short Duration
	Touchstone VST Aggressive ETF	Fidelity VIP Overseas	PIMCO VIT Low Duration
	Touchstone VST Conservative ETF	FTVIPT Templeton Foreign Securities	PIMCO VIT Real Return
	Touchstone VST Enhanced ETF	FTVIPT Templeton Growth Securities	Touchstone VST Money Market
	Touchstone VST Large Cap Core Equity	Van Kampen UIF Emerging Markets Debt
	Touchstone VST Moderate ETF	Van Kampen UIF Emerging Markets Equity
Van Kampen LIT Comstock
Van Kampen UIF U.S. Mid Cap Value

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For more information regarding these Investment Options, including information relating to their investment objectives and policies, and the risks of investing, see Part 3, “Your Investment Options” as well as the underlying Portfolio prospectuses.  You can obtain a copy of the Portfolio prospectuses by contacting the Administrative Office.  You should read the Portfolio prospectuses carefully before investing.

Subject to required approvals by federal and state authorities, we reserve the right to add, close, eliminate or substitute the GLIA Investment Strategies, the Investment Options or the underlying Portfolios at any time.

Transfer and Allocation Restrictions

The following limitations apply to your allocations and transfers among the Investment Strategies and the GLIA Investment Options.

•     Only one investment allocation may be in place at any time.  This allocation applies to all current and future contributions and automatic rebalancing.

•     To change your investment allocation, you can make one or more transfers among the Investment Options within a GLIA Investment Strategy, or you can move 100% of your investment from one GLIA Investment Strategy to another GLIA Investment Strategy.  You must make your transfers at the same time.

•     Your first transfer is allowed 90 days after the Contract Date.  Each transfer starts a 90-day waiting period before you can make another transfer.

•     We will automatically rebalance your Investment Options quarterly.  The transfers resulting from automatic rebalancing do not trigger a 90-day waiting period.

Your financial professional or a third party may offer you asset allocation or investment advisory services related to this annuity Contract or Rider for an additional fee to be deducted from your contract.  Such fees are considered withdrawals and could cause a Nonguaranteed Withdrawal or make you ineligible to receive a Bonus.  Therefore, if you purchase the GLIA Rider, we do not recommend using this annuity Contract to pay for such services.

Contribution Limits

•  Your initial contribution must be at least $25,000 but not more than $1,000,000 if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval.

•  Each additional contribution must be at least $1,000.

•  You cannot make additional contributions after the older Annuitant’s 80th birthday or during the Guaranteed Payment Phase.

•  Your total contributions cannot be more than $1 million if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval.

We reserve the right to refuse to accept additional contributions (on a nondiscriminatory basis) at any time to the extent permitted by law.

Withdrawal Protection for Required Minimum Distributions

If you have a tax-qualified annuity Contract (such as an IRA), you may need to withdraw money from this annuity contract in order to satisfy IRS minimum distributions requirements after you turn 70½.

We will calculate the required minimum distribution with respect to this annuity contract based on the prior calendar year-end fair market value of this annuity Contract only.  We do not take into account your other assets or distributions in making this calculation.

You may take the greater of your LPA or your required minimum distribution from your GLIA Rider without causing a Nonguaranteed Withdrawal.  However, timing of the withdrawals may be restricted.  We will notify you during the year of the amount you may take (Maximum Amount), and when you may take the Maximum Amount so you can satisfy your RMD obligations without inadvertently taking a Nonguaranteed Withdrawal.  If you take withdrawals that exceed your Maximum Amount or if you do not honor the timing restrictions, any withdrawals greater than LPA will be treated as Nonguaranteed Withdrawals.  See “Effect of Withdrawals” section, above.

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You must take your first annual required minimum distribution in the calendar year you turn age 70½.  We reserve the right to make any changes we deem necessary to comply with the tax laws.  You should discuss these matters with your tax advisor prior to electing the GLIA Rider.

Guaranteed Payment Phase

The Guaranteed Payment Phase begins on the date the Account Value decreases to zero, but the Payment Base is more than zero.  During this phase, you will receive automatic payments each Contract Year equal to the LPA on the date of the first payment.

Once the Guaranteed Payment Phase begins, all other rights, benefits, values and charges under the contract, the GLIA Rider and any other Riders, will terminate, except those described in this section and in the “Termination” section below.  We will send you a written notice when the annuity Contract enters the Guaranteed Payment Phase.

The payments will continue for your lifetime (or as long as either you or your spouse is alive).  The Guaranteed Payment Phase will end if the Rider terminates.  See “Cancellation and Termination of Rider” section below.

Contract Structure

While this Rider is in effect:

1.     You must be the Owner and Primary Annuitant.        (You may be the beneficial owner through a custodial account.)

2.     Joint Owners are not allowed.

3.     Contingent Annuitants have no effect.

If the Spousal GLIA Rider is elected, in addition to numbers 1-3 above:

4.     You must name your spouse as the Spousal Annuitant.

5.     You must name your spouse as the Owner’s Sole Beneficiary and the Annuitant’s Sole Beneficiary.

6.     We will only accept a legal spouse as defined under the federal Defense of Marriage Act (1 U.S.C. §7), which means one spouse of the opposite sex.  Where required by state law, the definition of spouse may be expanded to include a civil union partner, however, the surviving partner of a civil union is not afforded the benefits of a surviving spouse beneficiary under Internal Revenue Code 72(s) and will incur a taxable event upon the death of his or her partner.

7.     If you and your spouse are more than 10 years apart in age, the Spousal GLIA Rider is probably not suitable for you.

You may remove a Spousal Annuitant as a party, but you cannot add or change a Spousal Annuitant.  We will not reduce the Rider charge if you remove a spouse.  The Spousal Annuitant is automatically removed upon a divorce or other legal termination of your marriage, therefore lifetime withdrawals are not guaranteed for the lives of both you and your spouse under the Spousal Rider if you are divorced.  You must provide us with notice of the divorce or termination of marriage.  If a spouse is removed, you can name new Owner’s Beneficiaries and Annuitant’s Beneficiaries.

Cancellation and Termination of Rider

You may cancel the Rider after it has been in effect for five Contract Years.  You will have a 45 day window to cancel your Rider each Contract Year after that.

This Rider will terminate automatically on the earliest of the following dates:

1.     The date you die (or survivor of you and your spouse dies);

2.     The date the Payment Base equals zero;

3.     The date a Nonguaranteed Withdrawal reduces the Account Value to zero;

4.     The date before the Age 60 Contract Anniversary that the Account Value equals zero;

5.     The date that you transfer ownership of the Contract;

6.     The date you assign the Contract or any benefits under the Contract or Rider;

7.     The date a Death Benefit is elected under the Contract;

8.     On the Maximum Retirement Date, unless you elect to receive your LPA under an Annuity Benefit;

9.     The date you elect an Annuity Benefit under the contract;

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10.   The date you cancel this Rider;

11.   The date the Contract ends.

Once cancelled or terminated, this Rider may not be reinstated.

Additional Restrictions

The following additional restrictions apply to your annuity Contract if you elect the GLIA Rider:

•      You (or the older of you and your spouse) must be between 50 and 80 years old on the date you elect the Rider.

•      The Guaranteed Rate Options and Systematic Transfer Option are not available.

•      Dollar Cost Averaging is not available.

•      Systematic contributions are not available.

•      The Guaranteed Return Plus is not available.

The addition of the GLIA Rider to your annuity Contract may not always be in your best interest.  For example: (i) if you are purchasing the GLIA to meet income needs, you should consider whether an immediate annuity is better suited to your situation; (ii) if you are primarily seeking long-term asset growth and do not plan to take withdrawals until ten years or more after you purchase the Rider, the benefit of the GLIA Rider may not justify its cost; (iii) if you do not expect to take withdrawals while this Rider is in effect, you do not need the GLIA rider because the benefit is accessed through withdrawals; or (iv) if you are likely to need to take withdrawals prior to the LPA being available or in an amount that is greater than the LPA, you should carefully evaluate whether the GLIA Rider is appropriate, due to the negative effect of Nonguaranteed Withdrawals on your Rider values.  You should consult with your tax and financial advisors and carefully consider your alternatives before deciding if the GLIA Rider is suitable for your needs.

We reserve the right to discontinue offering the GLIA Rider at any time, but this will not affect your GLIA Rider once it is issued.

Examples

Please see Appendix C for hypothetical examples that illustrate how the GLIA Rider works.

Part 7 - Voting Rights

How Portfolio Shares Are Voted

National Integrity is the legal owner of the shares of the Portfolios held by the Separate Account and, as such, has the right to vote on certain matters.  Among other things, we may vote to elect a Portfolio’s Board of Directors, to ratify the selection of independent auditors for a Portfolio, and on any other matters described in a Portfolio’s current prospectus or requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we give you the opportunity to tell us how to vote the number of shares purchased as a result of contributions to your contract.  We’ll send you Portfolio proxy materials and a form for giving us voting instructions.

If we don’t receive instructions in time from all owners, we’ll vote shares in a Portfolio for which we have not received instructions in the same proportion as we vote shares for which we have received instructions.  As a result of this proportional voting, the vote of a small number of contract owners may determine the outcome of a proposal.  Under eligible deferred compensation plans and certain qualified plans, your voting instructions must be sent to us indirectly, through your employer, but we aren’t responsible for any failure by your employer to ask for your instructions or to tell us what your instructions are.  We’ll vote any Portfolio shares that we’re entitled to vote directly, because of amounts we have accumulated in our Separate Account, in the same proportion that other owners vote.  If the federal securities laws or regulations or interpretations of them change so that we’re permitted to vote shares of the Portfolios or to restrict owner voting, we may do so.

If shares of the Portfolios are sold to separate accounts of other insurance companies, the shares voted by

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those companies in accordance with instructions received from their contract holders will dilute the effect of voting instructions received by us from our owners.

How We Determine Your Voting Shares

You vote only on matters concerning the Portfolios which correspond to the Variable Account Options in which your contributions are invested on the record date set by the Portfolio’s Board of Directors.  We determine the number of Portfolio shares in each Variable Account Option under your contract by dividing the amount of your Account Value allocated to that Variable Account Option by the net asset value of one share of the corresponding Portfolio as of the record date set by a Portfolio’s Board for its shareholders’ meeting.  We count fractional shares.  The record date for this purpose can’t be more than 60 days before the shareholders’ meeting.  All Portfolio shares are entitled to one vote; fractional shares have fractional votes.

Separate Account Voting Rights

Under the 1940 Act, certain actions (such as some of those described under “Changes in How We Operate” in Part 2) may require contract owner approval.  In that case, you’ll be entitled to a number of votes based on the value you have in the Variable Account Options.  We’ll cast votes attributable to amounts we have in the Variable Account Options in the same proportions as votes cast by owners.

Part 8 - Tax Aspects of the Contract

Introduction

The effect of federal income taxes on your contract values or payments under your Annuity Benefits varies depending on many factors including:

•      our tax status

•      the tax status of the contract

•      the type of retirement plan, if any, for which the contract is purchased

•      the tax and employment status of the persons receiving payments

The following discussion of the federal income tax treatment of the contract isn’t designed to cover all situations and isn’t intended to be tax advice.  It is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts.  The IRS or the courts may change their views on the treatment of these contracts.  Future legislation may have a negative effect on annuity contracts.  Also, we have not attempted to consider any applicable state or other tax laws.  Because of the complexity of the tax laws and the fact that tax results will vary according to the particular circumstances, anyone considering buying a contract, selecting an Annuity Benefit under the contract, or receiving annuity payments under a contract should consult a qualified tax advisor.  National Integrity does not guarantee the tax status, federal, state, or local, of any contract or any transaction involving the contracts.

Your Contract is an Annuity

•     You can purchase an annuity with after-tax dollars, in which case taxes on earnings under the contract are generally deferred until you make a withdrawal.

•     You may purchase an annuity with after-tax dollars to fund a Roth IRA, in which case earnings under the contract are generally fully excluded from taxable income at distribution.

•     You may also purchase an annuity with pre-tax dollars to fund a tax-favored retirement program, such as an IRA or contribute pre-tax dollars to an annuity used to fund a qualified retirement plan, such as a 401(k) plan.

This prospectus covers the basic tax rules that apply to an annuity purchased with after-tax dollars, which are not Roth IRAs (nonqualified annuity), and some of the special tax rules that apply to an annuity purchased to fund a tax-favored retirement program, such as IRAs, 401(k)s and Roth IRAs (qualified annuity).

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Taxation of Annuities Generally

Section 72 of the Code governs the taxation of annuities.  In general, contributions you put into a non-qualified annuity (your “basis” or “investment in the contract”) will not be taxed when you receive those amounts back in a distribution.  Also, you are not generally taxed on the annuity’s earnings until some form of withdrawal or distribution is made under the contract.  However, under certain circumstances, the increase in value may be subject to current federal income tax.  For example, corporations, partnerships, and other non-natural persons can’t defer tax on the annuity’s income unless an exception applies.  In addition, if an owner transfers an annuity as a gift to someone other than a spouse (or former spouse), all increases in its value are taxed at the time of transfer.  The assignment or pledge of any portion of the value of a contract will be treated as a distribution of that portion of the value of the contract.

You can take withdrawals from the contract or you can elect an Annuity Benefit.  The tax implications are different for each type of distribution.

•  Withdrawals from a contract before Annuity Benefit payments begin are treated first as taxable income, but only to the extent of the increase of the Account Value.  The rest of the withdrawal, representing your basis in the annuity, isn’t taxable.  Generally, the investment or basis in the contract equals the contributions made by you or on your behalf, minus any amounts previously withdrawn that were not treated as taxable income.  Special rules may apply if the contract includes contributions made prior to August 14, 1982 that were rolled over to the contract in a tax-free exchange.

•  If you elect an Annuity Benefit, part of each payment will be the tax-free return of your investment in the contract, based on a ratio of your investment to your expected return under the contract (exclusion ratio).  The rest of each payment will be ordinary income.  That means that part of each annuity payment is tax-free and part of it is taxable.  When all of these tax-free portions add up to your investment in the contract, all remaining payments are taxed as ordinary income.  If the annuity payments end before the total investment is recovered, a deduction for the remaining basis will generally be allowed on the owner’s final federal income tax return.

We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notify us of that election.

You may be subject to a tax penalty of 10% on the taxable portion of a distribution unless one of the following conditions apply:

•     you are 59½ or older

•     payment is a result of the owner’s death

•     payment is part of a series of substantially equal periodic payments paid at least annually for the life (or life expectancy) of the taxpayer or joint lives (or joint life expectancies) of the taxpayer and beneficiary

•     payment is a result of the taxpayer becoming disabled within the meaning of Code section 72(m)(7)

•     payment is from certain qualified plans (note, however, other penalties may apply)

•     payment is under a qualified funding asset as defined in Section 130(d) of the Code

•     payment is under certain types of qualified plans held by the employer until the employee separates from service

•     payment is under an immediate annuity as defined in Code Section 72(u)(4) (non-qualified contracts only)

•     payment is for the purchase of a first home (distribution up to $10,000) (IRA only)

•     payment is for certain higher education expenses (IRA only)

•     payment is for certain deductible medical expenses, or to cover health insurance premiums if you are unemployed (IRA only)

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The IRS will treat all annuity contracts issued by us or our affiliates to one owner during any calendar year as a single contract in measuring the taxable income that results from surrenders and withdrawals under any one of the contracts.

Tax-Favored Retirement Programs

An owner can use this annuity with certain types of qualified retirement plans that receive favorable tax treatment under the Code.  Numerous tax rules apply to the participants in qualified retirement plans and to the contracts used in connection with those plans.  These tax rules vary according to the type of plan and the terms and conditions of the plan itself, regardless of the terms and conditions of the contract.  Special rules also apply to the time at which distributions must begin and the form in which the distributions must be paid.  Also, we do not offer loans through our annuity contracts even if the qualified plan does.

Inherited IRAs

This contract may be issued as an inherited IRA.  This occurs if, after the death of the owner of an IRA, the owner’s beneficiary directs that the IRA death proceeds be transferred to a new contract issued and titled as an inherited IRA.  The owner’s beneficiary of the original IRA contract will become the owner under the inherited IRA and may generally exercise all rights under the inherited IRA contract, including the right to name his or her own beneficiary in the event of death.

Special tax rules apply to an inherited IRA.  The tax law does not permit additional contributions to an inherited IRA contract.  Also, in order to avoid certain income tax penalties, a required minimum distribution (RMD) must be withdrawn each year from an inherited IRA.  The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner’s death.  The tax penalty equals 50% of the excess of the RMD over the amount actually withdrawn from the inherited IRA during the calendar year.

Annuities in Qualified Plans

IRAs and qualified retirement plans, such as 401(k) plans provide you with tax-deferred growth and other tax advantages.  For most investors, it will be advantageous to make maximum allowable contributions to IRAs and 401(k) plans before investing in a variable annuity.  In addition, if you are investing in a variable annuity through a qualified retirement plan (such as a 401(k) or IRA), you will get no additional tax advantage from the variable annuity.  Under these circumstances, consider buying a variable annuity only if it makes sense because of the annuity’s other features, such as the Death Benefit, Annuity Benefit or Optional Riders.

This contract offers an enhanced Death Benefit.  The IRS requires an actuarial present value of enhanced benefits to be added to the Account Value for purposes of calculating the fair market value of the annuity and determining the RMD.

Federal and State Income Tax Withholding

Certain states have indicated that pension and annuity withholding will apply to payments made to their residents.  Generally, an election out of federal withholding will also be considered an election out of state withholding.  For more information concerning a particular state, call our Administrative Office listed in the Glossary.

Impact of Taxes on the Company

We may charge the Separate Account for taxes.  We can also set up reserves for taxes.

Transfers among Investment Options

There won’t be any current tax liability if you transfer any part of the Account Value among the Investment Options of your contract.

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Part 9 – Additional Information

Systematic Withdrawal Program

We offer a program that allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date.  You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made.  If you do not select how often you want to receive withdrawals, we will make them on a monthly basis.  You may specify a dollar amount for each withdrawal, an annual percentage to be withdrawn, or elect the Free Withdrawal Amount to be used.  The minimum Systematic Withdrawal is $100.  If on any withdrawal date you don’t have enough Account Value to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will be ended.  You may specify an account for direct deposit of your Systematic Withdrawals.  Withdrawals under this program are treated as ordinary withdrawals under the contract and are subject to income tax and a 10% tax penalty if you are under age 59½.  See Part 8.

To enroll in our Systematic Withdrawal Program, send the appropriate form to our Administrative Office.  You may terminate your participation in the program upon one day’s prior written notice, and we may terminate or change the Systematic Withdrawal Program at any time.

Income Plus Withdrawal Program

We offer an Income Plus Withdrawal Program that allows you to pre-authorize equal periodic withdrawals, based on your life expectancy, from your contract anytime before you reach age 59½.  You won’t have to pay a tax penalty for these withdrawals, but they will be subject to ordinary income tax.  See Part 8.  Once you begin receiving distributions, they shouldn’t be changed or stopped until the later of:

•                       the date you reach age 59½; and

•                       five years from the date of the first distribution.

If you change or stop the distribution or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior distributions made under the Income Plus Withdrawal Program before you reached the date described above, plus interest.

You may choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is made.  We’ll calculate the amount of the distribution subject to a $100 minimum.  If on any withdrawal date you don’t have enough Account Value to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will end. You must also specify an account for direct deposit of your withdrawals.

To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office.  You may end your participation in the program upon seven Business Days’ prior written notice, and we may terminate or change the Income Plus Withdrawal Program at any time.  This program isn’t available in connection with the Systematic Withdrawal Program, Dollar Cost Averaging, Systematic Transfer Option, or Customized Asset Rebalancing Program.  Withdrawals under this program are treated as ordinary withdrawals under the contract.

Choices Plus Required Minimum Distribution Program

We offer a Choices Plus Required Minimum Distribution Program that allows you to pre-authorize withdrawals from your contract after you attain age 70½.  The Code requires that you take minimum distributions from an IRA beginning on or before April 1st of the calendar year following the calendar year in which you turn 70½ years old.  These withdrawals are subject to ordinary income tax.  See Part 8.

You can choose the Choices Plus Required Minimum Distribution Program for your IRA at any time if you’re age 70½ or older.  You can elect this option by sending the election form to our Administrative Office.  You can choose to have withdrawals made monthly, quarterly, semiannually, or annually and can specify the day of the

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month (other than the 29th, 30th, or 31st) on which the withdrawal is made.  We’ll calculate the amount of the distribution using current IRS guidance.  We are not responsible for any tax or other liability you may incur if our good faith calculations are not correct. You should consult with your tax advisor to ensure these calculations are appropriate to your situation.

Withdrawals of Account Value that are made as part of the Choices Plus program are not subject to withdrawal charges or MVAs.  This program is not available with the Guaranteed Lifetime Income Advantage Rider.  See Part 6, “Guaranteed Lifetime Income Advantages, Required Minimum Distributions.”

Dollar Cost Averaging Program

Dollar cost averaging refers to the practice of investing the same amount in the same investment at regular intervals (like once a month), regardless of market conditions.  Thus, you automatically buy more Units when the price is low and fewer when the price is high.  Over time, you may reduce the risk of buying Units when their cost is highest.  Dollar cost averaging does not assure a profit and does not protect against investment losses.

We offer a Dollar Cost Averaging Program under which we transfer contributions that you have allocated to the Touchstone VST Money Market Fund, Service Class, to one or more other Investment Options on a monthly, quarterly, semi-annual or annual basis.  You must tell us how much you want transferred into each Investment Option.  The minimum transfer to each Investment Option is $100.  We won’t charge a transfer charge under our Dollar Cost Averaging Program, and these transfers won’t count towards your twelve free transfers.

To enroll in our Dollar Cost Averaging Program, send the appropriate form to our Administrative Office.  You may terminate your participation in the program upon one day’s prior written notice, and we may terminate or change the Dollar Cost Averaging Program at any time.  If you don’t have enough Account Value in the Touchstone VST Money Market Fund to transfer to each Investment Option specified, no transfer will be made and your enrollment in the program will end.

This program is not available in connection with the Guaranteed Return Plus Investment Options or the Guaranteed Lifetime Income Advantage Investment Options.

Systematic Transfer Program

We also offer a Systematic Transfer Program under which we transfer contributions from a STO to one or more other Investment Options on a monthly or quarterly basis.  We’ll transfer your STO contributions in approximately equal installments of at least $1,000 over either a six-month or one-year period, depending on the option you select.  If you don’t have enough Account Value in the STO to transfer to each Investment Option specified, a final transfer will be made on a pro rata basis and your enrollment in the program will be ended.  All interest accrued and any Account Value remaining in the STO at the end of the period during which transfers are scheduled to be made will be transferred at the end of that period on a pro rata basis to the Investment Options you chose for this program.  There is no charge for transfers under this program, and these transfers won’t count towards the twelve free transfers you may make in a Contract Year.

To enroll in our Systematic Transfer Program, send the appropriate form to our Administrative Office.  We can end the Systematic Transfer Program in whole or in part, or restrict contributions to the program.  This program may not be currently available in some states.

You cannot transfer Account Value into the STO or a Guaranteed Return Plus Investment Option.  This feature is not available with the Guaranteed Lifetime Income Advantage Rider.

Customized Asset Rebalancing Program

Asset rebalancing allows you to maintain a diversified investment mix that is appropriate for your goals and risk tolerance.  Because some of your investments may grow faster than others, your asset allocation may shift from your preferred mix.  Asset rebalancing periodically resets your investments to your original allocations, ensuring that your asset mix stays in line with your investment strategy.

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We offer a Customized Asset Rebalancing Program that allows you to determine how often rebalancing occurs.  You can choose to rebalance monthly, quarterly, semi-annually or annually.  The value in the Variable Account Options will automatically be rebalanced by transfers among your Variable Account Options, and you will receive a confirmation notice after each rebalancing.  Transfers will occur only to and from those Variable Account Options where you have current contribution allocations.  Fixed Accounts and the Guaranteed Return Plus Investment Options are not included in the Customized Asset Rebalancing Program.  If you elect the Guaranteed Lifetime Income Advantage Rider, a different rebalancing program is used.  See Part 6.  We won’t charge a transfer charge for transfers under our Customized Asset Rebalancing Program, and they won’t count towards your twelve free transfers.

To enroll in our Customized Asset Rebalancing Program, send the appropriate form to our Administrative Office.  Other allocation programs, such as Dollar Cost Averaging, as well as transfers and withdrawals that you make, may not work with the Customized Asset Rebalancing Program.  You should, therefore, monitor your use of other programs, transfers, and withdrawals while the Customized Asset Rebalancing Program is in effect.  You may terminate your participation in the program upon one day’s prior written notice, and we may end or change the Customized Asset Rebalancing Program at any time.  We recommend you consult with your financial professional when establishing your investment portfolio.  This feature is not available with the Guaranteed Lifetime Income Advantage Rider.

Systematic Contributions Program

We offer a program for systematic contributions that allows you to pre-authorize monthly, quarterly, or semi-annual withdrawals from your checking account to make your contributions to your annuity contract.  To enroll in this program, send the appropriate form to our Administrative Office.  You or we may end your participation in the program with 30 days’ prior written notice.  We may end your participation if your bank declines to make any payment.  The minimum amount for systematic contributions is $100 per month.

Contributions to the Guaranteed Return Plus Investment Options or the Guaranteed Lifetime Income Advantage Investment Options may not be made via the Systematic Contribution program.

Legal Proceedings

National Integrity is a party to litigation and arbitration proceedings in the ordinary course of its business.  None of these matters is expected to have a material adverse effect on National Integrity.

If you would like to receive a copy of the Statement of Additional Information, please write:

Administrative Office

National Integrity Life Insurance Company

15 Matthews Street #200

Goshen, New York 10924

ATTN: Request for SAI of Separate Account II

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Part 10 - Prior Contracts

Over time, we have made changes to the Pinnacle variable annuity contract.  You may own a prior version of the Pinnacle contract.  Material features in prior versions of the Pinnacle contract that differ from the Pinnacle contract we are currently offering are described below.  The dates given are the approximate and will vary state by state.  Please check your contract and the prospectus you received when you purchased your annuity if you are uncertain about whether these features are in your contract.

Pinnacle V – Contracts Issued between September 11, 2007 and February 25, 2008

Optional Benefits

A different withdrawal benefit was available instead of the version of the GLIA Rider described in Part 6 of this prospectus.  For a complete description of the Guaranteed Minimum Withdrawal Benefit offered during this time period, please refer to the prospectus you received when you purchased your variable annuity contract.

Pinnacle IV – All contracts issued from Approximately January 2, 2002 to Approximately May 1, 2007

Separate Account Annual Expenses as a percentage of value charged

Mortality and Expense Risk Charge	1.45%
Optional Guaranteed Return Plus Charge	0.60%
Highest Possible Total Separate Account Annual Expenses	2.05%

Optional Benefits

The Guaranteed Return Plus was not available until July 30, 2006 and the Guaranteed Lifetime Income Advantage was not available on the Pinnacle IV.

Pinnacle I, II and III – All contracts issued before Approximately January 2, 2002

Separate Account Annual Expenses as a percentage of value charged

Mortality and Expense Risk Charge (10)	1.35%

Total Annual Portfolio Operating Expenses for the Portfolios in which you may purchase a class of shares that is different from the table in Part 1 of this prospectus.  All other portfolios and expenses are the same as in the table in Part 1.

Gross Portfolio annual expenses prior to any waivers and reimbursements as a percentage of average net assets in each Portfolio:

Portfolio	Management Fees	12b-1 Fee or Service Fee	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Gross Expenses	Total Annual Net Expenses
DWS Small Cap Index VIP, Class A (11)	0.35%	0.00%	0.15%	N/A	0.50%	0.47%
Fidelity VIP Contrafund Portfolio, Initial Class (12)	0.56%	0.00%	0.09%	N/A	0.65%	0.64%
Fidelity VIP Equity-Income Portfolio, Initial Class (15)	0.46%	0.00%	0.09%	N/A	0.55%	0.54%
Fidelity VIP Growth & Income Portfolio, Initial Class	0.46%	0.00%	0.12%	N/A	0.58%	0.58%

(10) The Mortality and Expense Risk Charge reduced to 1.10% after the  sixth Contract Anniversary for Contracts issued between January 1, 1995 and February 1, 1997

(11) Expense Cap expires September 30, 2008.

(12) A portion of the brokerage commissions that each Fidelity VIP Portfolio pays may be reimbursed and used to reduce that Portfolio’s expenses.  In addition, through arrangements with the Portfolios’ custodian, credits realized as a result of uninvested cash balances are used to reduce the Portfolio’s custodian expenses.  Including these reductions, the total class operating expenses for these Portfolios would have been as set forth in the Total Annual Net Expenses Column in the above table.  These offsets may be discontinued at any time.

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Fidelity VIP Growth Opportunities Portfolio, Initial Class	0.56%	0.00%	0.12%	N/A	0.68%	0.68%
FTVIPT Franklin Income Securities Fund, Class 1 (13)	0.45%	N/A	0.02%	N/A	0.47%	0.47%
Touchstone VST Money Market Fund, Initial Class (14), (15)	0.18%	0.25%	0.29%	N/A	0.72%	0.72%
Touchstone VST Aggressive ETF Fund, Initial Class (14), (15), (16)	0.40%	0.25%	0.50%	0.21%	1.36%	0.96%
Touchstone VST Conservative ETF Fund, Initial Class (14), (15), (16)	0.40%	0.25%	0.51%	0.20%	1.36%	0.95%
Touchstone VST Enhanced ETF Fund, Initial Class (14), (15), (16)	0.40%	0.25%	0.35%	0.25%	1.25%	1.00%
Touchstone VST Moderate ETF Fund, Initial Class (14), (15), (16)	0.40%	0.25%	0.37%	0.21%	1.23%	0.96%
Van Kampen UIF Emerging Markets Debt Portfolio, Class I	0.75%	N/A	0.31%	N/A	1.06%	1.06%
Van Kampen UIF U.S. Real Estate Portfolio, Class I	0.74%	N/A	0.28%	0.02%	1.04%	1.04%

Limitation on number of Investment Options for contracts Issued before July 17, 2000

You may not have more than ten Investment Options at any one time, including each of your GROs, the Investment Options that are closed to new contribution, and the Investment Options to which you have current allocations.

Withdrawal charges for all contracts issued before December 31, 1996

Contribution Year	Charge as a percentage of the contribution withdrawn
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
thereafter	0

Hardship waivers weren’t available for contracts issued prior to February 15, 1997.

Optional Benefits

The Guaranteed Return Plus and the Guaranteed Lifetime Income Advantage were not available

Death Benefits paid on death of Annuitant

Contracts issued between May 1, 1998 and May 1, 2004

For contracts issued before the Annuitant’s 86th birthday, if the Annuitant dies before age 90 (or the contract’s 10th anniversary date, if later) and before annuity payments have started, the Death Benefit is the highest of:

•                  your highest Account Value on any Contract Anniversary before Annuitant’s age 81, plus subsequent contributions and minus a proportional adjustment for subsequent withdrawals (and associated charges);

•                  total contributions, minus subsequent withdrawals (and associated charges); or

•                  your current Account Value.

For contracts issued after the Annuitant’s 86th birthday, the Death Benefit is the your current Account Value.

Contracts issued between January 1, 1997 and May 1, 1998

For contracts issued before the Annuitant’s 80th birthday, the Death Benefit is the highest of:

(13) The Fund administration fee is paid indirectly through the management fee.

(14) “Total Annual Portfolio Operating Expenses” are based upon the actual operating history for the fiscal year ended December 31, 2007, except they reflect the commencement of the new 0.25% shareholder services fees, effective January 1, 2008.

(15) Effective January 1, 2008, the advisor and the trust have entered into an expense limitation agreement whereby the advisor has contractually agreed to waive a portion of its advisory fee and/or reimburse certain fund expenses in order to limit net expenses to the amount shown in the Total Annual Net Expenses Column in the above table.  This expense limitation will remain in effect until at least May 1, 2009.  Pursuant to this agreement, the advisor has no ability to recoup any previously waived fees or reimbursed expenses from the fund.  For purposes of these waivers, the cost of acquired fund fees and expenses, if any, is excluded from advisor’s waiver obligations for the funds.

(16) The “Total Annual Net Expense” after waivers and reimbursements without acquired fund expenses would be 0.75%.

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•                  your highest Account Value on any Contract Anniversary before Annuitant’s age 81, plus subsequent contributions and minus a proportional adjustment for subsequent withdrawals (and associated charges);

•                  total contributions, minus subsequent withdrawals (and associated charges); or

•                  your current Account Value.

For contracts issued after the Annuitant’s 80th birthday, the Death Benefit is the your current Account Value.

For contracts issued between May 1, 1996 and December 31, 1996, the Death Benefit is the greatest of:

•                  your current Account Value on the Business Day we receive due proof of death and the beneficiary’s election in good order;

•                  the highest Account Value at the beginning of any Contract Year, plus subsequent contributions and minus an adjustment for subsequent withdrawals (and associated charges); or

•                  your total contributions less the sum of withdrawals (and associated charges)

For contracts issued between January 1, 1995 and May 1, 1996, the Death Benefit is the greatest of:

•                  your Account Value on the seventh Contract Anniversary plus subsequent contributions, minus adjustments for any subsequent withdrawals (and associated charges), or the highest Account Value after the seventh Contract Anniversary;

•                  total contributions minus any withdrawals (and associated charges); or

•                  your current Account Value on the Business Day we receive due proof of death and the beneficiary’s election in good order.

For contracts issued before January 1, 1995, the amount of the Death Benefit is the greatest of:

•                  your Adjusted Account Value;

•                  the Account Value at the beginning of the seventh Contract Year, your total contributions less the sum of withdrawals plus subsequent contributions and minus a proportional adjustment for subsequent withdrawals (and associated charges); or

•                  for Annuitants younger than 70 years old on the birthday nearest the Contract Date, an enhanced minimum Death Benefit, explained below.

The enhanced minimum Death Benefit is the same as the guaranteed Death Benefit, except that the guaranteed Death Benefit may not exceed the maximum guaranteed Death Benefit.

The guaranteed Death Benefit on your Contract Date is your initial contribution.  After that, every month we recalculate that portion of your guaranteed Death Benefit allocated to the Variable Investment Options by adding interest at an annual rate of 7% until the Contract Anniversary nearest the Annuitant’s 70th birthday, subject to the maximum.  We subtract from that the sum of any withdrawals or transfers from the Variable Account Options during the month and a pro rata amount of the interest accumulated that applies to the withdrawn or transferred amount.  Therefore, your guaranteed Death Benefit at any time, subject to the maximum, is the sum of (1) your Guarantee Period Values, and (2) your contributions allocated to the Variable Account Options, including the amount of interest calculated on the values allocated to your Variable Account Options for purposes of determining the guaranteed Death Benefit, less any withdrawals or transfers and less the interest calculated on a pro rata basis on those withdrawals or transfers.

Your maximum guaranteed Death Benefit is determined by totaling your contributions during your first five Contract Years, subtracting all withdrawals (and associated charges), multiplying the result by two, and then adding that to your total contributions made after the first five Contract Years.

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Appendix A

Financial Information for Separate Account II of National Integrity (Pinnacle V)

For the Variable Account Options we currently offer, the table below shows the following data for Pinnacle V contracts with a mortality and expense risk charge of 1.55% issues after approximately May 1, 2007 (date varies by state): Unit Value at inception; the number of Units outstanding at December 31 of each year since inception; and the Unit Value at the beginning and end of each period since inception.

	2007	2006	Inception Date and Value

DWS Small Cap Index VIP, Class B (1259)
Unit value at beginning of period	$10.00	—	$10.00
Unit value at end of period	$9.25
Number of units outstanding at end of period	0		5-1-07

Fidelity VIP Asset Manager, Service Class 2 (1232)
Unit value at beginning of period	$10.00	—	$10.00
Unit value at end of period	$10.68
Number of units outstanding at end of period	1,328		5-1-07

Fidelity VIP Balanced, Service Class 2 (1241)
Unit value at beginning of period	$10.00	—	$10.00
Unit value at end of period	$9.93
Number of units outstanding at end of period	2,334		5-1-07

Fidelity VIP Contrafund, Service Class 2 (1239)
Unit value at beginning of period	$10.00	—	$10.00
Unit value at end of period	$10.78
Number of units outstanding at end of period	42,510		5-1-07

Fidelity VIP Disciplined Small Cap, Service Class 2 (1247)
Unit value at beginning of period	$10.00	—	$10.00
Unit value at end of period	$9.05
Number of units outstanding at end of period	1,337		5-1-07

Fidelity VIP Dynamic Capital Appreciation, Service Class 2 (1246)
Unit value at beginning of period	$10.00	—	$10.00
Unit value at end of period	$9.79
Number of units outstanding at end of period	4,776		5-1-07

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	2007	2006	Inception Date and Value

Fidelity VIP Equity-Income, Service Class 2 (1237)
Unit value at beginning of period	$10.00	—	$10.00
Unit value at end of period	$9.15
Number of units outstanding at end of period	1,108		5-1-07

Fidelity VIP Freedom 2010, Service Class 2 (1248)
Unit value at beginning of period	$10.00	—	$10.00
Unit value at end of period	$10.15
Number of units outstanding at end of period	7,273		5-1-07

Fidelity VIP Freedom 2015, Service Class 2 (1249)
Unit value at beginning of period	$10.00	—	$10.00
Unit value at end of period	$10.14
Number of units outstanding at end of period	13,152		5-1-07

Fidelity VIP Freedom 2020, Service Class 2 (1251)
Unit value at beginning of period	$10.00	—	$10.00
Unit value at end of period	$10.13
Number of units outstanding at end of period	8,781		5-1-07

Fidelity VIP Freedom 2025, Service Class 2 (1252)
Unit value at beginning of period	$10.00	—	$10.00
Unit value at end of period	$10.13
Number of units outstanding at end of period	7,329		5-1-07

Fidelity VIP Freedom 2030, Service Class 2 (1253)
Unit value at beginning of period	$10.00	—	$10.00
Unit value at end of period	$10.12
Number of units outstanding at end of period	9,876		5-1-07

Fidelity VIP Growth, Service Class 2 (1238)
Unit value at beginning of period	$10.00	—	$10.00
Unit value at end of period	$11.56
Number of units outstanding at end of period	298		5-1-07

Fidelity VIP Growth & Income, Service Class 2 (1242)
Unit value at beginning of period	$10.00	—	$10.00
Unit value at end of period	$10.21
Number of units outstanding at end of period	2,585		5-1-07

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	2007	2006	Inception Date and Value

Fidelity VIP Growth Opportunities, Service Class 2 (1243)
Unit value at beginning of period	$10.00	—	$10.00
Unit value at end of period	$10.97
Number of units outstanding at end of period	2,358		5-1-07

Fidelity VIP High Income, Service Class 2 (1218)
Unit value at beginning of period	$10.00	—	$10.00
Unit value at end of period	$9.73
Number of units outstanding at end of period	1,634		5-1-07

Fidelity VIP Index 500, Service Class 2 (1240)
Unit value at beginning of period	$10.00	—	$10.00
Unit value at end of period	$9.65
Number of units outstanding at end of period	5,147		5-1-07

Fidelity VIP Investment Grade Bond, Service Class 2 (1219)
Unit value at beginning of period	$10.00	—	$10.00
Unit value at end of period	$10.16
Number of units outstanding at end of period	8,029		5-1-07

Fidelity VIP Mid Cap, Service Class 2 (1244)
Unit value at beginning of period	$10.00	—	$10.00
Unit value at end of period	$10.41
Number of units outstanding at end of period	22,136		5-1-07

Fidelity VIP Overseas, Service Class 2 (1220)
Unit value at beginning of period	$10.00	—	$10.00
Unit value at end of period	$10.38
Number of units outstanding at end of period	14,962		5-1-07

Fidelity VIP Value Strategies, Service Class 2 (1212)
Unit value at beginning of period	—	—	$10.00
Unit value at end of period
Number of units outstanding at end of period			5-1-08

FTVIPT Franklin Growth & Income Securities, Class 2 (1215)
Unit value at beginning of period	$10.00	—	$10.00
Unit value at end of period	$8.77
Number of units outstanding at end of period	5,614		5-1-07

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	2007	2006	Inception Date and Value

FTVIPT Franklin Income Securities, Class 2 (1216)
Unit value at beginning of period	$10.00	—	$10.00
Unit value at end of period	$9.56
Number of units outstanding at end of period	28,101		5-1-07

FTVIPT Franklin Large Cap Growth Securities, Class 2 (1211)
Unit value at beginning of period	$10.00	—	$10.00
Unit value at end of period	$9.58
Number of units outstanding at end of period	5,571		5-1-07

FTVIPT Franklin Small Cap Value Securities, Class 2 (1217)
Unit value at beginning of period	$10.00	—	$10.00
Unit value at end of period	$8.85
Number of units outstanding at end of period	232		5-1-07

FTVIPT Mutual Shares Securities, Class 2 (1214)
Unit value at beginning of period	$10.00	—	$10.00
Unit value at end of period	$9.42
Number of units outstanding at end of period	46,337		5-1-07

FTVIPT Templeton Foreign Securities, Class 2 (1210)
Unit value at beginning of period	$10.00	—	$10.00
Unit value at end of period	$10.49
Number of units outstanding at end of period	5,397		5-1-07

FTVIPT Templeton Growth Securities, Class 2 (1213)
Unit value at beginning of period	$10.00	—	$10.00
Unit value at end of period	$9.53
Number of units outstanding at end of period	3,781		5-1-07

PIMCO VIT All Asset, Advisor Class (1405)
Unit value at beginning of period	—	—	$10.00
Unit value at end of period
Units outstanding at end of period			2-25-08

PIMCO VIT CommodityRealReturn Strategy, Advisor Class (1404)
Unit value at beginning of period	—	—	$10.00
Unit value at end of period
Units outstanding at end of period			2-25-08

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	2007	2006	Inception Date and Value

PIMCO VIT Low Duration, Advisor Class (1402)
Unit value at beginning of period	—	—	$10.00
Unit value at end of period
Units outstanding at end of period			2-25-08

PIMCO VIT Real Return, Advisor Class (1403)
Unit value at beginning of period	—	—	$10.00
Unit value at end of period
Units outstanding at end of period			2-25-08

PIMCO VIT Total Return, Advisor Class (1401)
Unit value at beginning of period	—	—	$10.00
Unit value at end of period
Units outstanding at end of period			2-25-08

Rydex VT Absolute Return Strategies (1407)
Unit value at beginning of period	—	—	$10.00
Unit value at end of period
Units outstanding at end of period			2-25-08

Rydex VT Hedged Equity (1408)
Unit value at beginning of period	—	—	$10.00
Unit value at end of period
Units outstanding at end of period			2-25-08

Rydex VT Sector Rotation (1406)
Unit value at beginning of period	—	—	$10.00
Unit value at end of period
Units outstanding at end of period			2-25-08

Touchstone VST Baron Small Cap Growth (1270)
Unit value at beginning of period	$10.00	—	$10.00
Unit value at end of period	$9.68
Number of units outstanding at end of period	7,053		5-1-07

Touchstone VST Core Bond (1261)
Unit value at beginning of period	$10.00	—	$10.00
Unit value at end of period	$10.31
Number of units outstanding at end of period	1,313		5-1-07

Touchstone VST High Yield (1265)
Unit value at beginning of period	$10.00	—	$10.00

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	2007	2006	Inception Date and Value

Unit value at end of period	$9.67
Number of units outstanding at end of period	3,990		5-1-07

Touchstone VST Large Cap Core Equity (formerly Enhanced Dividend 30) (1266)
Unit value at beginning of period	$10.00	—	$10.00
Unit value at end of period	$9.47
Number of units outstanding at end of period	9,170		5-1-07

Touchstone VST Mid Cap Growth (1262)
Unit value at beginning of period	$10.00	—	$10.00
Unit value at end of period	$10.18
Number of units outstanding at end of period	2,530		5-1-07

Touchstone VST Money Market, Service Class (1267)
Unit value at beginning of period	$10.00	—	$10.00
Unit value at end of period	$10.20
Number of units outstanding at end of period	39,378		5-1-07

Touchstone VST Third Avenue Value (1269)
Unit value at beginning of period	$10.00	—	$10.00
Unit value at end of period	$8.98
Number of units outstanding at end of period	46,501		5-1-07

Touchstone VST Aggressive ETF, Service Class (1275)
Unit value at beginning of period	$10.00	—	$10.00
Unit value at end of period	$9.71		5-1-07
Number of units outstanding at end of period	5,351

Touchstone VST Conservative ETF, Service Class (1272)
Unit value at beginning of period	$10.00	—	$10.00
Unit value at end of period	$10.04
Number of units outstanding at end of period	30,040		5-1-07

Touchstone VST Enhanced ETF, Service Class (1276)
Unit value at beginning of period	$10.00	—	$10.00
Unit value at end of period	$9.54
Number of units outstanding at end of period	9,727		5-1-07

Touchstone VST Moderate ETF, Service Class (1274)
Unit value at beginning of period	$10.00	—	$10.00
Unit value at end of period	$9.86

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	2007	2006	Inception Date and Value

Number of units outstanding at end of period	10,175		5-1-07

Touchstone VST Aggressive ETF, Service Class – Guaranteed Return Plus Option (1282)
Unit value at beginning of period	$10.00	—	$10.00
Unit value at end of period	$9.67
Number of units outstanding at end of period	5,225		5-1-07

Touchstone VST Conservative ETF, Service Class – Guaranteed Return Plus Option (1280)
Unit value at beginning of period	$10.00	—	$10.00
Unit value at end of period	$10.00
Number of units outstanding at end of period	0		5-1-07

Touchstone VST Moderate ETF, Service Class – Guaranteed Return Plus Option (1281)
Unit value at beginning of period	$10.00	—	$10.00
Unit value at end of period	$9.82
Number of units outstanding at end of period	14,767		5-1-07

Van Kampen LIT Comstock, Class II (1209)
Unit value at beginning of period	$10.00	—	$10.00
Unit value at end of period	$8.93
Number of units outstanding at end of period	887		5-1-07

Van Kampen LIT Capital Growth, Class II (1208) (formerly LIT Strategic Growth)
Unit value at beginning of period	$10.00	—	$10.00
Unit value at end of period	$10.73
Number of units outstanding at end of period	775		5-1-07

Van Kampen UIF Emerging Markets Debt, Class II (1256)
Unit value at beginning of period	$10.00	—	$10.00
Unit value at end of period	$10.10
Number of units outstanding at end of period	125		5-1-07

Van Kampen UIF Emerging Markets Equity, Class II (1258)
Unit value at beginning of period	$10.00	—	$10.00
Unit value at end of period	$12.42
Number of units outstanding at end of period	23,334		5-1-07

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	2007	2006	Inception Date and Value

Van Kampen UIF U.S. Mid Cap Value, Class II (1221)
Unit value at beginning of period		—	$10.00
Unit value at end of period
Number of units outstanding at end of period			5-1-08

Van Kampen UIF U.S. Real Estate, Class II (1254)
Unit value at beginning of period	$10.00	—	$10.00
Unit value at end of period	$8.22
Number of units outstanding at end of period	1,738		5-1-07

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Appendix A

Financial Information for Separate Account II of National Integrity (Pinnacle IV)

For the Variable Account Options we currently offer, the table below shows the following data for Pinnacle IV contracts with a mortality and expense risk charge of 1.45% issued between January 2, 2002 and May 1, 2007:  Unit Value at inception; the number of Units outstanding at December 31 of each year since inception; and the Unit Value at the beginning and end of each period since inception.

											Inception
											Date and
	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998	Value

DWS Small Cap Index VIP, Class A (254) (1)
Unit value at beginning of period	$16.58	$14.32	$13.94	$12.01	$8.32	—	—	—	—	—	$10.00
Unit value at end of period	$16.03	$16.58	$14.32	$13.94	$12.01	$8.32
Number of units outstanding at end of period	4,764	4,731	4,925	4,362	6,706	5,115

DWS Small Cap Index, Class B (284)
Unit value at beginning of period	$15.01	$13.00	$12.68	$10.96	$7.61	$10.76	$10.68	$11.27	$9.50	$9.85	$10.00
Unit value at end of period	$14.48	$15.01	$13.00	$12.68	$10.96	$7.61	$10.76	$10.68	$11.27	$9.50
Number of units outstanding at end of period	56,830	59,573	55,664	51,635	39,222	3,657	782,042	549,540	459,505	373,914

Fidelity VIP Asset Manager, Service Class 2 (232)
Unit value at beginning of period	$11.19	$10.60	$10.36	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$12.70	$11.19	$10.60	$10.36
Number of units outstanding at end of period	27,848	26,460	23,566	8,300

Fidelity VIP Balanced, Service Class 2 (214)
Unit value at beginning of period	$13.23	$12.04	$11.58	$11.17	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$14.18	$13.23	$12.04	$11.58	$11.17
Number of units outstanding at end of period	124,325	101,737	83,771	39,472	22,537

Fidelity VIP Contrafund, Service Class 2 (239)
Unit value at beginning of period	$16.59	$15.11	$13.14	$11.58	$9.17	—	—	—	—	—	$10.00
Unit value at end of period	$19.18	$16.59	$15.11	$13.14	$11.58	$9.17
Number of units outstanding at end of period	890,857	800,690	611,711	392,106	162,353	29,817

Fidelity VIP Disciplined Small Cap, Service Class 2 (1298)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.00
Number of units outstanding at end of period	24,432										4-27-07

P5N - 62

											Inception
											Date and
	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998	Value

Fidelity VIP Dynamic Capital Appreciation, Service Class 2 (243)
Unit value at beginning of period	$15.24	$13.59	$11.42	$11.44	$9.30	—	—	—	—	—	$10.00
Unit value at end of period	$16.03	$15.24	$13.59	$11.42	$11.44	$9.30
Number of units outstanding at end of period	22,136	17,404	14,034	512	—	—

Fidelity VIP Equity Income, Service Class 2 (237)
Unit value at beginning of period	$14.75	$12.48	$11.99	$10.94	$8.54	—	—	—	—	—	$10.00
Unit value at end of period	$14.72	$14.75	$12.48	$11.99	$10.94	$8.54
Number of units outstanding at end of period	359,277	331,226	294,419	235,048	136,490	62,743

Fidelity VIP Freedom 2010, Service Class 2 (1283)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.23
Number of units outstanding at end of period	23,978										4-30-07

Fidelity VIP Freedom 2015, Service Class 2 (1284)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.24
Number of units outstanding at end of period	44,658										4-30-07

Fidelity VIP Freedom 2020, Service Class 2 (1285)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.25
Number of units outstanding at end of period	35,457										4-30-07

Fidelity VIP Freedom 2025, Service Class 2 (1286)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.25
Number of units outstanding at end of period	267										4-30-07

Fidelity VIP Freedom 2030, Service Class 2 (1287)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.26
Number of units outstanding at end of period	334										4-30-07

P5N - 63

											Inception
											Date and
	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998	Value

Fidelity VIP Growth, Service Class 2 (238)
Unit value at beginning of period	$10.71	$10.20	$9.81	$9.65	$7.39	—	—	—	—	—	$10.00
Unit value at end of period	$13.37	$10.71	$10.20	$9.81	$9.65	$7.39
Number of units outstanding at end of period	162,865	149,187	155,060	160,252	121,509	33,519

Fidelity VIP Growth & Income, Service Class 2 (240)
Unit value at beginning of period	$12.99	$11.68	$11.03	$10.61	$8.72	—	—	—	—	—	$10.00
Unit value at end of period	$14.32	$12.99	$11.68	$11.03	$10.61	$8.72
Number of units outstanding at end of period	148,852	225,057	207,951	184,650	139,883	51,163

Fidelity VIP Growth Opportunities, Service Class 2 (241)
Unit value at beginning of period	$12.15	$11.73	$10.95	$10.40	$8.15	—	—	—	—	—	$10.00
Unit value at end of period	$14.72	$12.15	$11.73	$10.95	$10.40	$8.15
Number of units outstanding at end of period	50,834	50,576	31,145	18,141	9,616	4,731

Fidelity VIP High Income, Service Class 2 (286)
Unit value at beginning of period	$13.66	$12.48	$12.38	$11.49	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$13.80	$13.66	$12.48	$12.38	$11.49
Number of units outstanding at end of period	76,309	56,828	50,958	43,607	32,994

Fidelity VIP Index 500, Service Class 2 (1291)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.84
Number of units outstanding at end of period	712,303										4-27-07

Fidelity VIP Investment Grade Bond, Service Class 2 (408)
Unit value at beginning of period	$10.64	$10.36	$10.32	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.91	$10.64	$10.36	$10.32
Number of units outstanding at end of period	361,377	167,952	121,402	28,316

Fidelity VIP Mid Cap, Service Class 2 (242)
Unit value at beginning of period	$19.55	$17.65	$15.18	$12.35	$9.07	—	—	—	—	—	$10.00
Unit value at end of period	$22.23	$19.55	$17.65	$15.18	$12.35	$9.07
Number of units outstanding at end of period	300,089	266,216	196,879	145,702	64,435	18,378

Fidelity VIP Overseas, Service Class 2 (409)
Unit value at beginning of period	$15.03	$12.95	$11.06	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$17.34	$15.03	$12.95	$11.06
Number of units outstanding at end of period	280,705	88,166	19,520	6,653

P5N - 64

											Inception
											Date and
	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998	Value

Fidelity VIP Value Strategies, Service Class 2 (1205)
Unit value at beginning of period	—	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Number of units outstanding at end of period											5-1-08

FTVIPT Franklin Growth & Income Securities, Class 2 (216)
Unit value at beginning of period	$15.18	$13.20	$12.93	$11.87	—	—	—	—	—		$10.00
Unit value at end of period	$14.41	$15.18	$13.20	$12.93	$11.87
Number of units outstanding at end of period	469,686	173,727	147,026	107,537	48,722

FTVIPT Franklin Income Securities, Class 2 (215)
Unit value at beginning of period	$16.51	$14.17	$14.15	$12.61	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$16.88	$16.51	$14.17	$14.15	$12.61
Number of units outstanding at end of period	610,274	568,302	427,356	288,840	113,633

FTVIPT Franklin Large Cap Growth Securities, Class 2 (217)
Unit value at beginning of period	$13.84	$12.66	$12.71	$11.95	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$14.48	$13.84	$12.66	$12.71	$11.95
Number of units outstanding at end of period	150,207	142,067	134,775	113,231	19,502

FTVIPT Franklin Small Cap Value Securities, Class 2 (1288)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.88
Number of units outstanding at end of period	4,527										4-30-07

FTVIPT Mutual Shares Securities, Class 2 (219)
Unit value at beginning of period	$17.14	$14.69	$13.48	$12.15	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$17.47	$17.14	$14.69	$13.48	$12.15
Number of units outstanding at end of period	438,637	342,520	264,972	181,746	48,713

FTVIPT Templeton Foreign Securities, Class 2 (218)
Unit value at beginning of period	$19.23	$16.07	$14.80	$12.67	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$21.88	$19.23	$16.07	$14.80	$12.67
Number of units outstanding at end of period	198,359	167,482	150,048	80,583	22,947

FTVIPT Templeton Growth Securities, Class 2 (220)
Unit value at beginning of period	$18.41	$15.34	$14.30	$12.50	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$18.57	$18.41	$15.34	$14.30	$12.50
Number of units outstanding at end of period	163,948	169,224	125,585	75,868	16,618

P5N - 65

											Inception
											Date and
	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998	Value

PIMCO VIT All Asset Portfolio, Advisor Class (1419)
Unit value at beginning of period		—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period											2-25-08

PIMCO VIT CommodityRealReturn Strategy Portfolio, Advisor
Class (1418)
Unit value at beginning of period		—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period											2-25-08

PIMCO VIT Low Duration Portfolio, Advisor Class (1416)
Unit value at beginning of period		—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period											2-25-08

PIMCO VIT Real Return, Advisor Class (1417)
Unit value at beginning of period		—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period											2-25-08

PIMCO VIT Total Return, Advisor Class (1415)
Unit value at beginning of period		—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period											2-25-08

Rydex VT Absolute Return Strategies Fund (1421)
Unit value at beginning of period		—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period											2-25-08

Rydex VT Hedged Equity Fund (1422)
Unit value at beginning of period		—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period											2-25-08

Rydex VT Sector Rotation Fund (1420)
Unit value at beginning of period		—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period											2-25-08

P5N - 66

											Inception
											Date and
	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998	Value

Touchstone VST Baron Small Cap Growth (246)
Unit value at beginning of period	$18.18	$15.60	$14.70	$11.67	$8.87	—	—	—	—	—	$10.00
Unit value at end of period	$18.41	$18.18	$15.60	$14.70	$11.67	$8.87
Number of units outstanding at end of period	203,318	225,620	181,412	129,704	70,981	26,285

Touchstone VST Core Bond (292)
Unit value at beginning of period	$11.17	$10.89	$10.87	$10.68	$10.47	—	—	—	—	—	$10.00
Unit value at end of period	$11.61	$11.17	$10.89	$10.87	$10.68	$10.47
Number of units outstanding at end of period	112,823	95,536	80,197	53,062	47,852	6,674

Touchstone VST High Yield (289)
Unit value at beginning of period	$13.90	$13.08	$12.85	$11.90	$9.74	—	—	—	—	—	$10.00
Unit value at end of period	$13.95	$13.90	$13.08	$12.85	$11.90	$9.74
Number of units outstanding at end of period	181,937	215,914	176,250	148,381	96,043	20,938

Touchstone VST Large Cap Core Equity (formerly
Enhanced Dividend 30) (291)
Unit value at beginning of period	$13.12	$10.52	$11.01	$10.62	$8.17	—	—	—	—	—	$10.00
Unit value at end of period	$13.62	$13.12	$10.52	$11.01	$10.62	$8.17
Number of units outstanding at end of period	53,713	68,851	43,234	16,401	1,006	181

Touchstone VST Mid Cap Growth (288)
Unit value at beginning of period	$15.99	$13.97	$12.29	$11.13	$7.67	—	—	—	—	—	$10.00
Unit value at end of period	$18.03	$15.99	$13.97	$12.29	$11.13	$7.67
Number of units outstanding at end of period	202,967	128,934	101,255	72,518	6,112	1,586

Touchstone VST Money Market, Service Class (299)
Unit value at beginning of period	$10.38	$10.06	$9.92	$9.96	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.73	$10.38	$10.06	$9.92	9.96
Number of units outstanding at end of period	1,039,559	1,097,571	634,656	466,479	424,215

Touchstone VST Third Avenue Value (244)
Unit value at beginning of period	$18.81	$16.47	$14.24	$11.47	$8.30	—	—	—	—	—	$10.00
Unit value at end of period	$18.21	$18.81	$16.47	$14.24	$11.47	$8.30
Number of units outstanding at end of period	864,008	794,887	642,056	468,791	303.659	139,400

Touchstone VST Aggressive ETF Fund, Service Class (1278)
Unit value at beginning of period	$10.90	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$11.25	$10.90
Number of units outstanding at end of period	209,489	56,510									7-31-06

P5N - 67

											Inception
											Date and
	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998	Value

Touchstone VST Conservative ETF Fund, Service Class (1268)
Unit value at beginning of period	$10.58	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$11.00	$10.58
Number of units outstanding at end of period	234,169	195,071									7-31-06

Touchstone VST Enhanced ETF Fund, Service Class (1279)
Unit value at beginning of period	$11.03	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$11.27	$11.03
Number of units outstanding at end of period	95,303	58,773									7-31-06

Touchstone VST Moderate ETF Fund, Service Class (1273)
Unit value at beginning of period	$10.72	$10.00	$10.25	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$11.09	$10.72	$10.50	$10.25
Number of units outstanding at end of period	265,445	59,409	216,106	—							7-31-06

Touchstone VST Aggressive ETF Fund, Service
Class, Guaranteed Return Plus Option (1296)
Unit value at beginning of period	$10.87	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$11.16	$10.87
Number of units outstanding at end of period	65,064	14,173									7-31-06

Touchstone VST Conservative ETF Fund, Service
Class, Guaranteed Return Plus Option (1293)
Unit value at beginning of period	$10.55	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.90	$10.55
Number of units outstanding at end of period	16,947	0									7-31-06

Touchstone VST Moderate ETF Fund, Service Class,
Guaranteed Return Plus Option (1294)
Unit value at beginning of period	$10.70	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$11.00	$10.70
Number of units outstanding at end of period	300,676	9,982									7-31-06

Van Kampen LIT Comstock, Class II (208)
Unit value at beginning of period	$16.77	$14.66	$14.29	$12.35	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$16.14	$16.77	$14.66	$14.29	$12.35
Number of units outstanding at end of period	81,144	80,580	71,161	42,292	15,850

P5N - 68

											Inception
											Date and
	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998	Value

Van Kampen LIT Capital Growth, Class II (209)
(formerly LIT Strategic Growth)
Unit value at beginning of period	$13.51	$13.36	$12.59	$11.96	$10.00		—	—	—	—	$10.00
Unit value at end of period	$15.53	$13.51	$13.36	$12.59	$11.96
Number of units outstanding at end of period	25,644	32,530	31,542	28,416	65

Van Kampen UIF Emerging Markets Debt, Class II (1289)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.17
Number of units outstanding at end of period	60,767										4-28-07

Van Kampen UIF Emerging Markets Equity, Class II (210)
Unit value at beginning of period	$31.05	$22.97	$17.42	$14.37	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$42.98	$31.05	$22.97	$17.42	$14.37
Number of units outstanding at end of period	83,824	53,782	32,050	17,386	5,232

Van Kampen UIF U.S. Mid Cap Value, Class II (1206)
Unit value at beginning of period		—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Number of units outstanding at end of period											5-1-08

Van Kampen UIF U.S. Real Estate, Class II (1299)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—		$10.00
Unit value at end of period	$7.70
Number of units outstanding at end of period	107,479										4-28-07

(1) Only available in certain contracts.

P5N - 69

Financial Information for Separate Account II of National Integrity (Pinnacle I, II & III)

For the Variable Account Options we currently offer, the table below shows the following date for Pinnacle I, II and III contracts with a mortality and expense risk charge of 1.35% issued prior to approximately January 2, 2002:  Unit Value at inception; the number of Units outstanding at December 31 of each year since inception; and the Unit Value at the beginning and end of each period since inception.

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998	Inception

DWS Small Cap Index VIP, Class A (452)
Unit value at beginning of period	$16.86	$14.55	$14.14	$12.17	$8.43	—	—	—	—	—	$10.00
Unit value at end of period	$16.32	$16.86	$14.55	$14.14	$12.17	$8.43
Number of units outstanding at end of period	107,668	169,331	202,463	285,314	343,745	588,015

Fidelity VIP Asset Manager, Service Class 2 (402)
Unit value at beginning of period	$11.22	$10.62	$10.37	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$12.75	$11.22	$10.62	$10.37
Number of units outstanding at end of period	11,578	8,284	5,960	—

Fidelity Balanced, Service Class 2 (403)
Unit value at beginning of period	$12.03	$10.93	$10.50	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$12.90	$12.03	$10.93	$10.50
Number of units outstanding at end of period	33,743	31,556	22,490	11,528

Fidelity VIP Contrafund, Initial Class (442)
Unit value at beginning of period	$20.38	$18.49	$16.03	$14.07	$11.10	$12.42	$14.34	$15.57	$12.70	$9.91	$10.00
Unit value at end of period	$23.64	$20.38	$18.49	$16.03	$14.07	$11.10	$12.42	$14.34	$15.57	$12.70
Number of units outstanding at end of period	499,092	630,129	725,674	816,853	811,115	959,586	838,581	1,177,464	1,083,512	636,505

Fidelity VIP Disciplined Small Cap, Service Class 2 (045)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.01
Number of units outstanding at end of period	61,955										4-30-07

Fidelity Dynamic Capital Appreciation, Service Class 2 (404)
Unit value at beginning of period	$14.25	$12.69	$10.66	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$15.00	$14.25	$12.69	$10.66
Number of units outstanding at end of period	21,674	12,715	2,773	—

P5N-70

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998	Inception

Fidelity VIP Equity Income, Initial Class (444)
Unit value at beginning of period	$17.33	$14.61	$13.99	$12.72	$9.89	$12.07	$12.88	$12.04	$11.48	$10.42	$10.00
Unit value at end of period	$17.36	$17.33	$14.61	$13.99	$12.72	$9.89	$12.07	$12.88	$12.04	$11.48
Number of units outstanding at end of period	237,052	336,522	388,234	500,012	599,506	594,500	638,843	573,263	859,369	619,502

Fidelity VIP Freedom 2010, Service Class 2 (023)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.23
Number of units outstanding at end of period	0										4-30-07

Fidelity VIP Freedom 2015, Service Class 2 (024)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.25
Number of units outstanding at end of period	1,459										4-30-07

Fidelity VIP Freedom 2020, Service Class 2 (025)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.26
Number of units outstanding at end of period	0										4-30-07

Fidelity VIP Freedom 2025, Service Class 2 (026)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.26
Number of units outstanding at end of period	0										4-30-07

Fidelity VIP Freedom 2030, Service Class 2 (027)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.27
Number of units outstanding at end of period	0										4-30-07

Fidelity VIP Growth, Service Class 2 (049)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$11.71
Number of units outstanding at end of period	28,407										4-30-07

P5N-71

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998	Inception

Fidelity VIP Growth & Income, Initial Class (445)
Unit value at beginning of period	$15.10	$13.52	$12.73	$12.20	$9.99	$12.15	$13.49	$14.19	$13.18	$10.31	$10.00
Unit value at end of period	$16.70	$15.10	$13.52	$12.73	$12.20	$9.99	$12.15	$13.49	$14.19	$13.18
Number of units outstanding at end of period	203,040	254,351	314,666	422,855	479,098	490,306	682,948	645,860	671,165	413,064

Fidelity VIP Growth Opportunities, Initial Class (443)
Unit value at beginning of period	$10.86	$10.44	$9.72	$9.19	$7.17	$9.30	$11.02	$13.47	$13.09	$10.65	$10.00
Unit value at end of period	$13.20	$10.86	$10.44	$9.72	$9.19	$7.17	$9.30	$11.02	$13.47	$13.09
Number of units outstanding at end of period	117,213	151,582	200,544	240,469	329,860	295,651	382,018	465,592	483,369	354,838

Fidelity VIP High Income, Service Class 2 (405)
Unit value at beginning of period	$11.88	$10.85	$10.75	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$12.02	$11.88	$10.85	$10.75
Number of units outstanding at end of period	8,201	12,523	11,633	4,432

Fidelity VIP Index 500, Service Class 2 (029)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.85
Number of units outstanding at end of period	75,383										4-27-07

Fidelity VIP Investment Grade Bond, Service Class 2 (406)
Unit value at beginning of period	$10.67	$10.38	$10.33	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.95	$10.67	$10.38	$10.33
Number of units outstanding at end of period	63,118	10,109	12,363	2,942

Fidelity VIP Value Strategies, Service Class 2 (058)
Unit value at beginning of period	—	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Number of units outstanding at end of period											5-1-08

Fidelity VIP Mid Cap, Service Class 2 (047)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.51
Number of units outstanding at end of period	146,912										4-27-07

Fidelity VIP Overseas, Service Class 2 (407)
Unit value at beginning of period	$15.07	$12.97	$11.07	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$17.40	$15.07	$12.97	$11.07
Number of units outstanding at end of period	127,742	28,638	15,333	4,999

P5N-72

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998	Inception

FTVIPT Franklin Growth & Income Securities, Class 2 (044)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.98
Number of units outstanding at end of period	123,637										4-27-07

FTVIPT Franklin Income Securities, Class 1 (433)
Unit value at beginning of period	$16.74	$14.32	$14.25	$12.66	—	—	—	—	—	—	$10.00
Unit value at end of period	$17.17	$16.74	$14.32	$14.25	$12.66
Number of units outstanding at end of period	871,547	1,072,088	1,288,230	1,478,736	1,632,740

FTVIPT Franklin Large Cap Growth Securities, Class 2 (435)
Unit value at beginning of period	$13.89	$12.70	$12.74	$11.96	—	—	—	—	—	—	$10.00
Unit value at end of period	$14.56	$13.89	$12.70	$12.74	$11.96
Number of units outstanding at end of period	48,133	35,759	38,169	34,134	12,440

FTVIPT Franklin Small Cap Value Securities, Class 2 (028)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.88
Number of units outstanding at end of period	78										4-30-07

FTVIPT Mutual Shares Securities - Class 2 (436)
Unit value at beginning of period	$17.21	$14.73	$13.51	$12.16	—	—	—	—	—	—	$10.00
Unit value at end of period	$17.56	$17.21	$14.73	$13.51	$12.16
Number of units outstanding at end of period	105,039	102,288	105,416	103,856	107,617

FTVIPT Templeton Foreign Securities, Class 2 (439)
Unit value at beginning of period	$19.31	$16.12	$14.83	$12.68	—	—	—	—	—	—	$10.00
Unit value at end of period	$21.99	$19.31	$16.12	$14.83	$12.68
Number of units outstanding at end of period	84,528	94,881	159,133	64,313	10,409

FTVIPT Templeton Growth Securities, Class 2 (437)
Unit value at beginning of period	$18.49	$15.38	$14.32	$12.51	—	—	—	—	—	—	$10.00
Unit value at end of period	$18.66	$18.49	$15.38	$14.32	$12.51
Number of units outstanding at end of period	48,020	94,133	70,446	48,541	30,995

P5N-73

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998	Inception

PIMCO VIT All Asset Portfolio, Advisor Class (050)
Unit value at beginning of period	—	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period											2-25-08

PIMCO VIT CommodityRealReturn Strategy Portfolio, Advisor Class (051)
Unit value at beginning of period	—	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period											2-25-08

PIMCO VIT Low Duration Portfolio, Advisor Class (052)
Unit value at beginning of period	—	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period											2-25-08

PIMCO VIT Real Return, Advisor Class (053)
Unit value at beginning of period	—	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period											2-25-08

PIMCO VIT Total Return, Advisor Class (054)
Unit value at beginning of period	—	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period											2-25-08

Rydex VT Absolute Return Strategies Fund (055)
Unit value at beginning of period	—	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period											2-25-08

Rydex VT Hedged Equity Fund (056)
Unit value at beginning of period	—	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period											2-25-08

Rydex VT Sector Rotation Fund (057)
Unit value at beginning of period	—	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period											2-25-08

P5N-74

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998	Inception

Touchstone VST Baron Small Cap Growth (431)
Unit value at beginning of period	$31.31	$26.83	$25.56	$20.03	$15.22	$17.95	$17.08	$17.09	$17.78	$18.14	$10.00
Unit value at end of period	$31.73	$31.31	$26.83	$25.26	$20.03	$15.22	$17.95	$17.08	$17.08	$17.78
Number of units outstanding at end of period	103,175	119,863	147,977	178,603	201,994	$184,603	228,522	114,758	101,894	172,489

Touchstone VST Core Bond (466)
Unit value at beginning of period	$11.22	$10.93	$10.90	$10.70	$10.48	—	—	—	—	—	$10.00
Unit value at end of period	$11.68	$11.22	$10.93	$10.90	$10.70	$10.48
Number of units outstanding at end of period	57,388	80,384	87,759	80,903	209,363	71,782

Touchstone VST High Yield (463)
Unit value at beginning of period	$13.97	$13.12	$12.88	$11.92	$9.75	—	—	—	—	—	$10.00
Unit value at end of period	$14.03	$13.97	$13.12	$12.88	$11.92	$9.75
Number of units outstanding at end of period	147,433	185,390	235,884	312,242	514,000	479,847

Touchstone VST Large Cap Core Equity (formerly Enhanced Dividend 30) (465)
Unit value at beginning of period	$13.18	$10.56	$11.04	$10.64	$8.18	—	—	—	—	—	$10.00
Unit value at end of period	$13.69	$13.18	$10.56	$11.04	$10.64	$8.18
Number of units outstanding at end of period	2,944	3,048	4,490	27,392	1,389	290

Touchstone VST Mid Cap Growth (462)
Unit value at beginning of period	$16.07	$14.02	$12.32	$11.15	$7.37	—	—	—	—	—	$10.00
Unit value at end of period	$18.14	$16.07	$14.02	$12.32	$11.15	$7.67
Number of units outstanding at end of period	48,815	24,589	26,567	19,032	12,900	806

Touchstone VST Money Market, Initial Class (469)
Unit value at beginning of period	$10.50	$10.14	$9.97	$9.97	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$10.89	$10.50	$10.14	$9.97	$9.97	$10.00
Number of units outstanding at end of period	859,114	788,636	1,025,705	676,598	1,603,724	207,705

Touchstone VST Third Avenue Value (420)
Unit value at beginning of period	$55.31	$48.38	$41.77	$33.63	$24.31	$29.87	$26.27	$23.95	$27.64	$23.67	$10.00
Unit value at end of period	$53.58	$55.31	$48.38	$41.77	$33.63	$24.31	$29.87	$26.27	$23.95	$27.64
Number of units outstanding at end of period	203,015	251,982	285,033	282,451	319,502	322,772	354,004	210,325	261,851	356,913

Touchstone VST Aggressive ETF, Initial Class (498)
Unit value at beginning of period	$11.87	$10.60	$10.27	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$12.31	$11.87	$10.60	$10.27
Number of units outstanding at end of period	16,694	67,537	61,457	—

P5N-75

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998	Inception

Touchstone VST Conservative ETF, Initial Class (400)
Unit value at beginning of period	$11.05	$10.36	$10.16	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$11.53	$11.05	$10.36	$10.16
Number of units outstanding at end of period	61,322	20,241	19,953	—

Touchstone VST Enhanced ETF, Initial Class (499)
Unit value at beginning of period	$12.50	$10.98	$10.50	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$12.83	$12.50	$10.98	$10.50
Number of units outstanding at end of period	266,572	338,118	308,095	—

Touchstone VST Moderate ETF, Initial Class (497)
Unit value at beginning of period	$11.51	$10.51	$10.25	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$11.95	$11.51	$10.51	$10.25
Number of units outstanding at end of period	68,120	59,683	66,661	3,506

Van Kampen LIT Comstock, Class II (429)
Unit value at beginning of period	$16.83	$14.70	$14.32	$12.36	—	—	—	—	—	—	$10.00
Unit value at end of period	$16.22	$16.83	$14.70	$14.32	$12.36
Number of units outstanding at end of period	15,830	26,856	37,750	29,227	15,305

Van Kampen LIT Capital Growth, Class II (459) (formerly LIT Strategic Growth)
Unit value at beginning of period	$13.56	$13.40	$12.61	$11.98	—	—	—	—	—	—	$10.00
Unit value at end of period	$15.60	$13.56	$13.40	$12.61	$11.98
Number of units outstanding at end of period	5,107	5,944	5,536	5,256	3,098

Van Kampen UIF Emerging Markets Debt, Class I (449)
Unit value at beginning of period	$20.93	$19.15	$17.29	$15.92	$12.62	$11.72	$10.79	$9.82	$7.69	$10.88	$10.00
Unit value at end of period	$21.99	$20.93	$19.15	$17.29	$15.92	$12.62	$11.72	$10.79	$9.82	$7.69
Number of units outstanding at end of period	30,359	39,913	47,256	54,410	66,838	77,923	48,775	72,869	43,093	55,295

Van Kampen UIF Emerging Markets Equity, Class II (494)
Unit value at beginning of period	$31.18	$23.04	$17.46	$14.39	—	—	—	—	—	—	$10.00
Unit value at end of period	$43.20	$31.18	$23.04	$17.46	$14.39
Number of units outstanding at end of period	55,877	57,503	59,837	51,580	39,905

P5N-76

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998	Inception

Van Kampen UIF U.S. Mid Cap Value, Class II (059)
Unit value at beginning of period	—	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Number of units outstanding at end of period											5-1-08

Van Kampen UIF U.S. Real Estate, Class I (458)
Unit value at beginning of period	$34.44	$25.29	$21.90	$16.27	$12.00	$12.26	$11.31	$8.87	$9.13	$10.38	$10.00
Unit value at end of period	$28.17	$34.44	$25.29	$21.90	$16.27	$12.00	$12.26	$11.31	$8.87	$9.13
Number of units outstanding at end of period	61,492	82,218	120,343	153,612	159,787	255,494	103,226	90,292	88,783	89,471

P5N-77

Appendix B

Illustration of a Market Value Adjustment

The following examples illustrate how the MVA and the withdrawal charge may affect the value of a GRO upon a withdrawal.

Assumptions:

•                  Contribution to a GRO -  $50,000

•                  Guarantee Period - 7 Years

•                  Withdrawal -  at the end of year three of the 7 year Guarantee Period

•                  No prior partial withdrawals or transfers

•                  Guaranteed Interest Rate - 5% Annual Effective Rate

The GRO Value for this $50,000 contribution would be $70,355.02 at the end of the Guarantee Period.

After three years, the GRO value is $57,881.25.

The MVA will be based on the current rate we are offering (at the time of the withdrawal) on new contributions to GROs for the Guarantee Period equal to the time remaining in your Guarantee Period, rounded to the next lower number of complete months.  If we don’t declare a current rate for the exact time remaining, we’ll use a formula to find a rate using Guarantee Periods closest to (next higher and next lower) the remaining period described above.  Three years after the initial contribution, there would have been four years remaining in your GRO Guarantee Period.  These examples also show the withdrawal charge, which would be calculated separately.

Example of a Downward Market Value Adjustment:

A downward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have increased.  Assume interest rates have increased three years after the initial contribution and that at that time, we’re crediting 6.25% for a four-year GRO Account. Upon a full withdrawal, the Market Value Adjustment would be:

-0.0551589 = [(1 + .05)48/12 / (1 + .0625 + ..0025)48/12] - 1

The Market Value Adjustment is a reduction of $3,192.67 from the GRO Value:

-$3,192.67 = -0.0551589 X $57,881.25

The MVA, which is only applicable to the non-free amount, and which is subject to the 5% withdrawal charge, would be:

$54,688.58 = $57,881.25 - $3,192.67

A withdrawal charge of 5% would be assessed against the $50,000 original contribution:

P5N-78

$2,500.00 = $50,000.00 X .05

Thus, the amount payable on a full withdrawal would be:

$52,188.58 = $57,881.25 - $3,192.67 - $2,500.00

If instead of a full withdrawal, $20,000 was requested, we would first determine the free withdrawal amount:

$5,788.13 = $57,881.25 X .10

The non-free amount which is subject to the 5% withdrawal charge would be:

$14,211.88 = $20,000.00 - $5,788.13

The Market Value Adjustment, which is only applicable to the non-free amount, and which is subject to the 5% withdrawal charge, would be:

($783.91)  = - 0.0551589 X $14,211.88

The withdrawal charge would be:

$789.25 = [($14,211.88 (the non-free amount) + $783.91 (the negative MVA)) / (1 - 0.05) a factor used to calculate the 5% withdrawal charge and adjust the withdrawal charge to include a withdrawal charge on itself)] - ($14,211.88 + $783.91)

Thus, the total amount needed to provide $20,000 after the Market Value Adjustment and withdrawal charge would be:

$21,573.16 = $20,000.00 + $783.91+ $789.25

The ending Account Value would be:

$36,308.09 = $57,881.25 - $21,573.16

Example of an Upward Market Value Adjustment:

An upward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have decreased. Assume interest rates have decreased three years after the initial contribution and we’re crediting 4% for a four-year GRO Account. Upon a full withdrawal, the Market Value Adjustment would be:

0.0290890 = [(1 + .05)48/12/ (1 + .04 + ..0025)48/12] - 1

P5N-79

The Market Value Adjustment is an increase of $1,683.71 to the GRO Value:

$1,683.71 = 0.0290890 X $57,881.25

The MVA, which is only applicable to the non-free amount, and which is subject to the 5% withdrawal charge, would be:

$59,564.96 = $57,881.25 + $1,683.71

A withdrawal charge of 5% would be assessed against the $50,000 original contribution:

$2,500.00 = $50,000.00 X .05

Thus, the amount payable on a full withdrawal would be:

$57,064.96 = $57,881.25 + $1,683.71 - $2,500.00

If instead of a full withdrawal, $20,000 was requested, the free withdrawal amount and non-free amount would first be determined as above:

Free Amount =    $5,788.13

Non-Free Amount subject to the 5% withdrawal charge =    $14,211.88

The MVA, which is only applicable to the non-free amount, and which is subject to the 5% withdrawal charge, would be:

$413.41 = 0.0290890 X $14,211.88

The withdrawal charge would be:

$726.24 = [($14,211.88 (the non-free amount) - $413.41 (the positive MVA)) / (1 - 0.05) a factor used to calculate the 5% withdrawal charge and adjust the withdrawal charge to include a withdrawal charge on itself)] - $14,211.88 - $413.41)

Thus, the total amount needed to provide $20,000 after the Market Value Adjustment and withdrawal charge would be:

$20,312.83 = $20,000.00 - $413.41 + $726.24

The ending Account Value would be:

$37,568.42 = $57,881.25 - $20,312.83

Actual MVAs will have a greater or lesser impact than shown in the examples, depending on the actual change in current interest rate and the

P5N-80

timing of the withdrawal in relation to the time remaining in the Guarantee Period.

The MVA operates in a similar manner for transfers, except withdrawal charges don’t apply to transfers.

The MVA calculations will be adjusted to comply with applicable state regulation requirements for contracts issued in certain states.

P5N-81

Appendix C

Illustration of Guaranteed Lifetime Income Advantage

The following examples demonstrate how the Rider works, based on the stated assumptions.  These examples are for illustration only, and do not predict future investment results.

Example #1

This example illustrates the Spousal Rider where withdrawals equal to the Lifetime Payout Amount (LPA), as well as Nonguaranteed Withdrawals have been taken, additional contributions have been made and Bonuses and Step Ups have been applied.  It also illustrates payments for the life of the Primary and Spousal Annuitant even though the Account Value has been reduced to zero.

Assumptions:

•                  Primary Annuitant’s age on date GLIA Rider is purchased = 55; Spousal Annuitant’s age on date GLIA Rider is purchased = 52

•                  Initial contribution = $100,000; additional contribution = $10,000 in Contract Year 10

•                  Nonguaranteed Withdrawal equal to $5,000 in Contract Years 8; Nonguaranteed Withdrawal of $776 in Contract Year 14

•                  Withdrawals equal to LPA in Contract Years 9-13, and Contract Years 15+

•                  No withdrawals were taken that would result in withdrawal charges under the contract.

•                  The Contract is not a tax qualified contract.

•                  The Rider remains in effect during the period covered in this example.

Contract Year	Primary Annuitant’s Age on the APD	Spousal Annuitant’s Age on the APD	Contributions	LPA		Annual Withdrawal	Adjusted Nonguaranteed Withdrawal		Hypothetical Account Value on APD (A)	Bonus		Bonus Base		Step-Up Base		Payment Base at the end of the APD (B)
1	55	52	$100,000	N/A		$0	$0		$105,000	$5,000	(C)	$105,000		$105,000		$105,000
2	56	53		N/A		$0	$0		$110,250	$5,000	(C)	$110,000		$110,250	(D)	$110,250
3	57	54		N/A		$0	$0		$114,660	$5,000	(C)	$115,000		$114,660	(D)	$115,000
4	58	55		N/A		$0	$0		$118,100	$5,000	(C)	$120,000		$118,100	(D)	$120,000
5	59	56		N/A		$0	$0		$115,738	$5,000	(C)	$125,000		$118,100	(D)	$125,000
6	60	57		N/A		$0	$0		$115,738	$5,000	(C)	$130,000		$118,100		$130,000
7	61	58		N/A		$0	$0		$111,108	$5,000	(C)	$135,000		$118,100		$135,000
8	62	59		N/A		$5,000	$5,956	(E)	$108,330	$0		$129,044	(E)	$112,144	(E)	$129,044
9	63	60		$5,807	(F)	$5,807	$0		$102,523	$0		$129,044		$112,144		$129,044

P5N-82

10	64	61	$10,000	$6,257	(G)	$6,257		$0		$104,016	$0	$139,044	(G)	$122,144	(G)	$139,044
11	65	62		$6,257		$6,257		$0		$98,799	$0	$139,044		$122,144		$139,044
12	66	63		$6,257		$6,257		$0		$88,590	$0	$139,044		$122,144		$139,044
13	67	64		$6,257		$6,257		$0		$84,105	$0	$139,044		$122,144		$139,044
14	68	65		$6,257		$7,033	(H)	$1,371	(H)	$77,913	$0	$137,673	(H)	$120,773	(H)	$137,673
15	69	66		$6,195		$6,195		$0		$72,497	$0	$137,673		$120,773		$137,673
16	70	67		$6,195		$6,195		$0		$69,202	$0	$137,673		$120,773		$137,673
17	71	68		$6,195		$6,195		$0		$63,698	$0	$137,673		$120,773		$137,673
18	72	69		$6,195		$6,195		$0		$56,229	$0	$137,673		$120,773		$137,673
19	73	70		$6,195		$6,195		$0		$47,222	$0	$137,673		$120,773		$137,673
20	74	71		$6,195		$6,195		$0		$42,916	$0	$137,673		$120,773		$137,673
21	75	72		$6,195		$6,195		$0		$36,292	$0	$137,673		$120,773		$137,673
22	76	73		$6,195		$6,195		$0		$31,185	$0	$137,673		$120,773		$137,673
23	77	74		$6,195		$6,195		$0		$25,925	$0	$137,673		$120,773		$137,673
24	78	75		$6,195		$6,195		$0		$18,693	$0	$137,673		$120,773		$137,673
25	79	76		$6,195		$6,195		$0		$11,563	$0	$137,673		$120,773		$137,673
26	80	77		$6,195	(I)	$6,195		$0		$5,021	$0	$137,673		$120,773		$137,673
27	81	78		$6,195		$6,195		$0		$0	$0	$137,673		$120,773		$137,673
28	82	79		$6,195		$6,195		$0		$0	$0	$137,673		$120,773		$137,673
29	83	80		$6,195		$6,195		$0		$0	$0	$137,673		$120,773		$137,673
30	84	81		$6,195		$6,195		$0		$0	$0	$137,673		$120,773		$137,673
31+	85	82		$6,195		$6,195		$0		$0	$0	$137,673		$120,773		$137,673

(A)  The hypothetical Account Value includes deduction of all fees.  Rounding of amounts less than $1.00 is used in this example.

(B)  The Payment Base is always the greater of the Bonus Base and Step-Up Base.

(C)  A Bonus was added to the Bonus Base in Contract Years 1 -7 because no withdrawals were taken during those Contract Years.  The Bonus amount is the Bonus Percentage, which is 5.00% in each of these years, times the total contributions minus total withdrawals, which is $100,000 for each year.

For example, the Bonus in Contract Year 1 is calculated as follows:

•                  5.00% (Bonus Percentage) X ($100,000 (total contributions) - $0 (total withdrawals)) = $5,000 Bonus amount.  This calculation is the same in each of the 7 years.

P5N-83

The Bonus Base after the Bonus in Contract Year 1 is $100,000+ $5,000 = $105,000; the Bonus Base after the Bonus in Contract Year 2 is $105,000+ $5,000 = $110,000; the Bonus Base after the Bonus in Contract Year 3 is $110,000+ $5,000 = $115,000; the Bonus Base after the Bonus in Contract Year 4 is $115,000+ $5,000 = $120,000; the Bonus Base after the Bonus in Contract Year 5 is $120,000+ $5,000 = $125,000; the Bonus Base after the Bonus in Contract Year 6 is $125,000+ $5,000 = $130,000; the Bonus Base after the Bonus in Contract Year 7 is $130,000+ $5,000 = $135,000.

(D)  In Contract Year 2, the Step-Up Base increases to $110,250 because the hypothetical Account Value ($110,250) is larger than the Step-Up Base in Contract Year 1($105,000).  After the step-up, the Step-Up Base ($110,250) is larger than the Bonus Base ($110,000) and therefore the Payment Base is equal to the Step-Up Base of $110,250.  In Contract Years 3 and 4, the Step-Up Base increases to the Account Value, because the Account Value is larger than the previous years’ Step-Up Base, however the Payment Base is not affected because the Bonus Base is higher than the Step-Up Base in each Contract Year.  In Contract Years 5+, the Step-Up Base is always larger than the Account Value, and thus is not stepped up.

(E)  In Contract Year 8, the younger spouse has not yet reached age 60.  Therefore, the withdrawal in the amount of $5000 is a Nonguaranteed Withdrawal.  The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Payment Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal.  It is calculated as follows:

•                  $5,000 (Nonguaranteed Withdrawal amount) x 1.1912 ($135,000 Payment Base divided by $113,330 Account Value [$108,330 + $5,000]) = $5,956 (Adjusted Nonguaranteed Withdrawal amount)

The Bonus Base and the Step-Up Base (and therefore the payment Base) are reduced by the amount of the Adjusted Nonguaranteed Withdrawal:

•                  $135,000 Bonus Base – $5,956 Adjusted Nonguaranteed Withdrawal amount = $129,044 Bonus Base after the Nonguaranteed Withdrawal

•                  $118,100 Step-Up Base - $5,956 Adjusted Nonguaranteed Withdrawal amount = $112,144 Step-Up Base after the Nonguaranteed Withdrawal

(F)  In Contract Year 9, the LPA is determined, since this is the first withdrawal on or after the Age 60 Contract Anniversary.  The LPA is the Withdrawal Percentage times the Payment Base:

•                  4.5% (Withdrawal Percentage) X $129,044 (Payment Base) =$5,807 (LPA)

(G)  The $10,000 additional contribution made at the beginning of Contract Year 10 increases the Bonus Base and Step-Up Base (and therefore the Payment Base) dollar-for-dollar.

•                  $129,044 Bonus Base + $10,000 additional contribution amount = $139,044 Bonus Base after the additional contribution.

•                  $112,144 Step-Up Base + $10,000 additional contribution amount = $122,144 Step-Up Base after the additional contribution.

P5N-84

The LPA is recalculated using the Withdrawal Percentage times the Payment Base after the additional contribution:

•                  4.5% (Withdrawal Percentage) X $139,044 (Payment Base) =$6,257 (LPA)

(H)  In Contract Year 14, A Nonguaranteed Withdrawal in the amount of $776 ($7,033 amount withdrawn - $6,257 LPA) is taken.  The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Payment Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal.  It is calculated as follows:

•                  $776 (Nonguaranteed Withdrawal amount) x  1.767 ($139,044 Payment Base divided by $78,689 Account Value [$77,913+ $776]) = $1,371 (Adjusted Nonguaranteed Withdrawal amount)

The Bonus Base and Step-Up Base (and therefore the Payment Base) are reduced by the Adjusted Nonguaranteed Withdrawal amount:

•                  $139,044 Bonus Base - $1,371 Adjusted Nonguaranteed Withdrawal amount = $137,673 Bonus Base after the Nonguaranteed Withdrawal.

•                  $122,144 Step-Up Base - $1371 Adjusted Nonguaranteed Withdrawal amount = $120,773 Step-Up Base after the Nonguaranteed Withdrawal

The LPA is recalculated after the withdrawal as 4.5% of the Payment Base after the withdrawal: $137,673 x 4.5% = $6,195.

(I)  In Contract Year 26, the Account Value is reduced to zero, however the Payment Base is greater than zero; therefore, the Rider enters Guaranteed Payment Phase and payments of the LPA continue.

P5N-85

Example #2

This example illustrates the Individual Rider where withdrawals equal to the LPA, as well as Nonguaranteed Withdrawals have been taken, and Bonuses have been applied.  It also illustrates the termination of the rider is the Account Value is reduced to zero by a Nonguaranteed Withdrawal.

Assumptions:

•                  Annuitant’s age on date GLIA Rider is purchased = 55

•                  Initial contribution = $100,000; no additional contributions

•                  Withdrawals equal to LPA in Contract Years 6-7, 9-13

•                  Nonguaranteed Withdrawals in Contract Year 8 in the amount of $25,000

•                  Full Account Value withdrawn in Contract Year 14

•                  No withdrawals were taken that would result in withdrawal charges under the contract.

•                  The Contract is not a tax qualified contract.

•                  The Rider remains in effect during the period covered in this example.

Contract Year	Annuitant’s Age on APD	Contributions	LPA		Annual Withdrawal		Adjusted Nonguaranteed Withdrawal	Hypothetical Account Value on APD (A)	Bonus		Bonus Base	Step-Up Base		Payment Base at the end of the APD (B)
1	55	$100,000	N/A		$0		$0	$99,000	$5,000	(C)	$105,000	$100,000	(D)	$105,000
2	56		N/A		$0		$0	$98,010	$5,000	(C)	$110,000	$100,000	(D)	$110,000
3	57		N/A		$0		$0	$95,070	$5,000	(C)	$115,000	$100,000	(D)	$116,823
4	58		N/A		$0		$0	$92,218	$5,000	(C)	$120,000	$100,000	(D)	$121,496
5	59		N/A		$0		$0	$91,295	$5,000	(C)	$125,000	$100,000	(D)	$125,000
6	60		$5,625	(E)	$5,625	(E)	$0	$86,583	$0		$125,000	$100,000	(D)	$125,000
7	61		$5,625		$5,625		$0	$81,824	$0		$125,000	$100,000	(D)	$125,000
8	62		$5,625		$25,000	(F)	$31,446	$57,642	$0		$93,554	$68,554		$93,554
9	63		$4,210		$4,210		$0	$52,856	$0		$93,554	$68,554		$93,554
10	64		$4,210		$4,210		$0	$48,118	$0		$93,554	$68,554		$93,554
11	65		$4,210		$4,210		$0	$41,502	$0		$93,554	$68,554		$93,554
12	66		$4,210		$4,210		$0	$37,707	$0		$93,554	$68,554		$93,554
13	67		$4,210		$4,210		$0	$33,497	$0		$93,554	$68,554		$93,554
14	68		$4,210		$33,497	(G)	N/A	$0	$0		$0	$0		$0
15	69		$0		$0		$0	$0	$0		$0	$0		$0

P5N-86

(A)  The hypothetical Account Value includes deduction of all fees.  Rounding of amounts less than $1.00 is used in this example.

(B)  The Payment Base is always the greater of the Bonus Base and Step-Up Base.

(C)  A Bonus was added to the Bonus Base in Contract Years 1 -5 because no withdrawals were taken during those Contract Years.  The Bonus amount is the Bonus Percentage, which is 5.00% in each of these years, times the total contributions minus total withdrawals, which is $100,000 for each year.

For example, the Bonus in Contract Year 1 is calculated as follows:

•                  5.00% (Bonus Percentage) X ($100,000 (total contributions) - $0 (total withdrawals)) = $5,000 Bonus amount. This calculation is the same in each of the 5 years.

The Bonus Base after the Bonus in Contract Year 1 is $100,000+ $5,000 = $105,000; the Bonus Base after the Bonus in Contract Year 2 is $105,000+ $5,000 = $110,000; the Bonus Base after the Bonus in Contract Year 3 is $110,000+ $5,000 = $115,000; the Bonus Base after the Bonus in Contract Year 4 is $115,000+ $5,000 = $120,000; the Bonus Base after the Bonus in Contract Year 5 is $120,000+ $5,000 = $125,00.

(D)  In Contract Years 1-8, the hypothetical Account Value is less than the Step-Up Base and thus, the Step-Up Base is not stepped up.

(E)  In Contract Year 6, the LPA is determined, since this is the first withdrawal on or after the Age 60 Contract Anniversary.  The LPA is the Withdrawal Percentage times the Payment Base:

•                  4.5% (Withdrawal Percentage) X $125,000 (Payment Base) =$5,625 (LPA)

(F)  A Nonguaranteed Withdrawal in the amount of $19,375 ($25,000 amount withdrawn - $5,625 LPA) is taken in Contract Year 8.  The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Payment Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal.  It is calculated as follows:

•                  $19,375  (Nonguaranteed Withdrawal amount) x 1.6230 ($125,000 Payment Base divided by $77,017 Account Value [$57,642+ $19,375]) = $31,446 (Adjusted Nonguaranteed Withdrawal amount)

The Bonus Base and Step-Up Base (and therefore the Payment Base) are reduced by the Adjusted Nonguaranteed Withdrawal amount.

•                  $125,000 Bonus Base - $31,446 Adjusted Nonguaranteed Withdrawal amount = $93,554 Bonus Base after the Nonguaranteed Withdrawal

•                  $100,000 Step-Up Base - $31,446 Adjusted Nonguaranteed Withdrawal amount = $68,554 Step-Up Base after the Nonguaranteed Withdrawal

The LPA is recalculated after the withdrawal as 4.5% of the Payment Base after the withdrawal: $93,554 x 4.5% = $4,210.

(G)  A Nonguaranteed withdrawal reduces the Account Value to zero in Contract Year 14 and the Rider and Annuity Contract terminate.

P5N-87

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2008

Deferred Flexible Premium Variable Annuities

Issued By National Integrity Life Insurance Company

Through Separate Account II of National Integrity Life Insurance Company

This Statement of Additional Information (SAI) is not a prospectus.  It should be read in conjunction with the variable annuity prospectus dated May 1, 2008.

A copy of the prospectus to which this SAI relates is available at no charge by writing the Administrative Office at National Integrity Life Insurance Company, 15 Matthews Street, Suite 200, Goshen, NY 10924, or by calling 1-800-433-1778.

General Information and History

National Integrity Life Insurance Company (National Integrity) is a New York life insurance company organized on November 22, 1968. The home office is located at 15 Matthews Street, #200, Goshen, New York 10924.  National Integrity is authorized to sell life insurance and annuities in 8 states and the District of Columbia.  National Integrity, the depositor of Separate Account II, is a wholly owned subsidiary of Integrity Life Insurance Company (Integrity), an Ohio life insurance company, which is a wholly owned subsidiary of The Western and Southern Life Insurance Company (WSLIC), an Ohio life insurance company organized on February 23, 1888.  WSLIC is a wholly owned subsidiary of Western & Southern Financial Group, Inc., an Ohio Corporation, which is wholly owned by Western & Southern Mutual Holding Company, an Ohio mutual insurance holding company.

Administration and Distribution of the Contracts

Administration

National Integrity has responsibility for administration of Separate Account II (the Separate Account) and the variable annuity contracts issued through the Separate Account (Contracts).  National Integrity has entered into Service Agreements with Integrity, WSLIC and IFS Financial Services, Inc., which is an affiliated company, to provide certain services, including administrative services for the Separate Account and the Contracts.  Compensation for these services, which are paid by National Integrity, is based on the charges and expenses incurred by the service provider, and will reflect actual costs to the extent reasonably possible.

Custodian

National Integrity is the custodian of the assets of the Separate Account.  The shares are held in book-entry form. National Integrity maintains a record of all purchases and redemptions of shares of the underlying portfolios.

Underwriter

Touchstone Securities, Inc. (Touchstone Securities), 303 Broadway, Suite 1100, Cincinnati, Ohio 45202, an indirect subsidiary of WSLIC and an affiliate of National Integrity, is the principal underwriter of the Contracts.  Touchstone Securities is registered under the Securities Exchange Act of 1934 as a broker-dealer and is a member in good standing of the Financial Industry Regulatory Authority (FINRA).  The

Contracts are offered through Touchstone Securities on a continuous basis.  The amount of distribution allowances paid to Touchstone Securities, the principal underwriter, was $27,487,812 in 2007, $28,232,921 in 2006, and $25,314,492 in 2005.  Touchstone Securities did not retain distribution allowances during these years.

Sales

The Contracts are sold by insurance agents licensed in the states where the Contracts may be lawfully sold.  The agents are also registered representatives of broker-dealers, which are registered under the Securities Exchange Act of 1934 and are members of FINRA.

We make payments to the broker-dealer firms that distribute our Contracts in the form of commissions and other incentives.  In addition to the commissions described in the prospectus, we offer up to a 1.00% annual trail commission paid quarterly to certain producers who qualify for a program called “Dynasty Trail.”  Currently, registered representatives who have at least $6,000,000.00 of business with us and maintain 90% of that business with us and meet both these standards at the end of each quarter will receive this additional commission. This program may be changed.

We may also make additional payments in the form of expense reimbursements or marketing allowances to the broker-dealers that distribute our Contracts in exchange for privileges, including additional or special access to broker-dealers’ sales staff, opportunities to provide and attend training and other conferences, and marketing enhancements of our Contracts.  The method for calculating any additional compensation may include consideration of the level of sales or assets attributable to the firm.  Not all broker-dealers receive additional compensation and the amount of compensation varies by firm.  These payments could be significant to a firm, and could be a conflict of interest.  We generally choose to compensate broker-dealers that have a strong capability to distribute the Contracts and that are willing to cooperate with our promotional efforts.

The following list includes the names of firms that received expense reimbursement or marketing allowance payments of more than $5,000 with respect to annuities sold for National Integrity, and its parent company, Integrity, during the last calendar year.

Affiliated Financial Services	American Portfolios Financial	Cadaret, Grant & Co., Inc.
Cadaret Grant Agency	Debany Financial	Destination Partners
Essential Group Services	Girard Securities	Income Protection Agency
Investacorp, Inc.	Linsco Private Ledger	First Montauk Securities, Inc.
Securities America, Inc.	Southwest Insurance Agency	Stifel, Nicolaus and Company
Vanderbilt Securities, LLC

Performance Data and Illustrations

We may provide performance information and illustrations using performance information.  Performance information may be based on historical returns of the Variable Account Options.  At any time in the future, performance will likely be higher or lower than in the past.  Historical performance does not predict future results.

Performance Data

In advertisements or in information furnished to you, we may provide the average annual total return and the cumulative total return of the units of the Variable Account Options. The money market option may also from time to time include the yield and effective yield of its units.  Performance information is computed separately for each Variable Account Option in accordance with the formulas described below.

Total return reflects all aspects of the return of a Variable Account Option, including the automatic reinvestment of all distributions and the deduction of all charges that apply on an annual basis.  Performance represents annualized percentage change in net assets of a Variable Account Option, based on a hypothetical $1,000 investment, the performance of the underlying portfolios and the charges that would have been made during the periods shown.  Premium taxes, if applicable, are not reflected.  Returns are not annualized for periods less than one year.

2

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in the Variable Account Option over certain periods, including 1, 3, 5, and 10 years and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

Investors should realize that a Variable Account Option’s performance is not constant over time, but changes from year to year, and that the average annual returns represent the averages of historical periods as opposed to the actual historical performance of a Variable Account Option during any portion of the period shown.  Average annual returns are calculated using this formula:

P (1+T)n = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the redeemable value at the end of the period.

Standardized returns are average annual total returns calculated from the Variable Account Inception Date which represents the date the Variable Account Option was available in the Contract.  Standardized returns reflect a standard death benefit and the deduction of all fees and charges including portfolio level expenses, the annual mortality and expense risk charge, annual administration charge and withdrawal charges.

Non-standardized returns are calculated from the Fund Inception Date which represents the inception date of the underlying fund, rather than the date it was included in the Contract.  Performance which predates the inclusion in the Contract is hypothetical and has been adjusted to include the annual mortality and expense risk charge, and the annual administration charge.  Withdrawal charges are not reflected.

Cumulative total returns are unaveraged and reflect the simple percentage change in the value of a hypothetical investment in the Variable Account Option over a stated period of time.  In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year.  The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

Yields quoted in advertising reflect the change in value of a hypothetical investment in a Variable Account Option over a stated period of time, not taking into account capital gains or losses, or any withdrawal charges.  Yields are annualized and stated as a percentage.

Current yield and effective yield are calculated for the money market option.  Current Yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less Contract charges that would have applied during the period (the base period), and stated as a percentage of the investment at the start of the base period (the base period return).  The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Effective yield assumes that all dividends received during an annual period have been reinvested.  This compounding effect causes effective yield to be higher than current yield.  Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] – 1

Individualized Illustrations

National Integrity may provide computer-generated illustrations using programs available through third party firms to provide registered representatives and existing or potential Contracts owners with individualized hypothetical illustrations.  The illustrations may include contract values and returns for some or all of the Variable Account Options.  Such illustrations may include graphs, bar charts and other types of formats.

Hypothetical values may be based on: (i) the results of a hypothetical contribution to a Contract invested in a single or multiple Variable Account Options using standardized and non-standardized average annual returns; or (ii) the results of a hypothetical contribution to a Contract using either static or variable assumed rates of return as allowed by law.

3

Distributions Under Tax-Favored Retirement Programs

Distributions from tax-favored plans are subject to certain restrictions.  Participants in qualified plans (other than IRAs), with the exception of five-percent owners, must begin receiving distributions by April 1 of the calendar year following the later of either (i) the year in which the participant reaches age 70 ½ or (ii) the calendar year in which the participant retires.  Participants in Traditional IRAs or 5% owners must begin receiving distributions by April 1 of the calendar year following the year in which the participant reaches age 70 ½.  Distribution from certain TSA plans can be deferred until age 75.  Additional distribution rules apply after the participant’s death.  If you do not take mandatory distributions you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed.  There are no mandatory distributions from Roth IRAs.

Distributions from qualified plans (other than traditional IRAs) to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order (payee), in the form of a lump sum settlement, partial withdrawal or periodic annuity payments for a fixed period of fewer than 10 years, are subject to mandatory federal income tax withholding of 20% of the taxable amount of the distribution, unless (i) the payee directs the transfer of such amounts to another qualified plan or Traditional IRA; or (ii) the payment is a minimum distribution required under the Internal RevenueCode. The taxable amount is the amount of the distribution less the amount allocable to after-tax contributions.  All other types of taxable distributions are subject to a 10% federal income tax withholding unless the payee elects not to have withholding apply.

We are not permitted to make distributions from a Contract unless a request has been made.  It is therefore your responsibility to comply with the minimum distribution rules.  You should consult your tax adviser regarding these rules and their proper application.

The above description of the minimum distribution requirements and the federal income tax consequences of distributions from tax-favored retirement plans which may be funded by the Contract is only a brief summary and is not intended as tax advice.  The rules governing the provisions of plans are extremely complex and often difficult to comprehend.  If you do not fully comply with all applicable rules, which are subject to change, you may suffer adverse tax consequences.  You should consult a qualified and competent tax adviser prior to adopting a plan or purchasing a Contract in connection with a tax-favored plan.

Financial Statements

The financial statements of Separate Account II as of December 31, 2007, and for the periods indicated in the financial statements, the statutory-basis financial statements of National Integrity as of December 31, 2007 and 2006 and for each of the three years in the period ended December 31, 2007, and the statutory-basis financial statements of The Western and Southern Life Insurance Company (WSLIC) as of December 31, 2007 and 2006 and for each of the three years in the period ended December 31, 2007, included in this SAI have been audited by Ernst & Young LLP, 312 Walnut Street, Cincinnati, Ohio 45202, independent registered public accounting firm, as set forth in their reports included herein.  The financial statements audited by Ernst & Young LLP have been included herein in reliance on their reports given on the authority of such firm as experts in accounting and auditing.

You should distinguish the financial statements of National Integrity from the financial statements of the Separate Account and consider the National Integrity financial statements only as they relate to the ability of National Integrity to meet its obligations under the Contracts.  You should consider the financial statements of WSLIC as bearing only on the ability of WSLIC to meet its obligations under the Guarantee to National Integrity policy holders dated March 3, 2000.  You should not consider the National Integrity or WSLIC financial statements as relating to the investment performance of the assets held in the Separate Account.

4

FINANCIAL STATEMENTS

Separate Account II of National Integrity Life Insurance Company

Year ended December 31, 2007 with Report of Independent Registered

Public Accounting Firm

Separate Account II

of

National Integrity Life Insurance Company

Financial Statements

Year Ended December 31, 2007

Report of Independent Registered Public Accounting Firm

The Contract Owners

Separate Account II of National Integrity Life Insurance Company
and

The Board of Directors

National Integrity Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Separate Account II of National Integrity Life Insurance Company (the Separate Account), comprised of the separate account divisions described in the statements of assets and liabilities, as of December 31, 2007, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, or for those individual divisions operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures also included confirmation of investments owned as of December 31, 2007, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective divisions constituting Separate Account II of National Integrity Life Insurance Company at December 31, 2007, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Cincinnati, Ohio
April 7, 2008

Separate Account II

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities

December 31, 2007

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of National Integrity	Net Assets	Unit Value	Units Outstanding
Affiliated:
Touchstone Aggressive ETF (Pinnacle IV™)	$1,882,666	$—	$1,882,666	$12.27	153,406
Touchstone Balanced (Pinnacle IV™)	2,134,977	1	2,134,978	14.27	149,607
Touchstone Baron Small Cap (Pinnacle IV™)	3,743,425	—	3,743,425	18.41	203,318
Touchstone Baron Small Cap (Pinnacle V™)	68,255	—	68,255	9.68	7,053
Touchstone Conservative ETF (Pinnacle IV™)	1,814,678	1	1,814,679	11.49	157,929
Touchstone Core Bond (Pinnacle IV™)	1,309,707	1	1,309,708	11.61	112,823
Touchstone Mid Cap Growth (Pinnacle IV™)	3,660,080	—	3,660,080	18.03	202,967
Touchstone Large Cap Core Equity (Pinnacle IV™)	731,394	—	731,394	13.62	53,713
Touchstone Enhanced ETF (Pinnacle IV™)	2,040,330	—	2,040,330	12.79	159,560
Touchstone Growth & Income (Pinnacle IV™)	833,016	—	833,016	13.50	61,691
Touchstone High Yield (Pinnacle IV™)	2,537,237	—	2,537,237	13.95	181,937
Touchstone Large Cap Growth (Pinnacle IV™)	1,567,798	(1)	1,567,797	11.99	130,734
Touchstone Large Cap Growth (Pinnacle V™)	525	—	525	9.38	56
Touchstone Moderate ETF (Pinnacle IV™)	3,451,572	(1)	3,451,571	11.91	289,820
Touchstone Money Market (Pinnacle IV™)	174,831	—	174,831	10.83	16,141
Touchstone Third Avenue Value (Pinnacle IV™)	15,731,479	—	15,731,479	18.21	864,008
Touchstone Third Avenue Value (Pinnacle V™)	417,703	—	417,703	8.98	46,501
Touchstone Value Plus (Pinnacle IV™)	1,208,384	—	1,208,384	12.20	99,085
Touchstone Aggressive ETF (Pinnacle™)	205,520	—	205,520	12.31	16,694
Touchstone Balanced (Pinnacle™)	1,083,572	(1)	1,083,571	14.35	75,497
Touchstone Baron Small Cap (Pinnacle™)	3,274,050	—	3,274,050	31.73	103,175
Touchstone Conservative ETF (Pinnacle™)	706,849	—	706,849	11.53	61,322
Touchstone Core Bond (Pinnacle™)	670,020	—	670,020	11.68	57,388
Touchstone Core Bond (PinnacleV™)	13,540	1	13,541	10.31	1,313
Touchstone Mid Cap Growth (Pinnacle™)	885,324	(1)	885,323	18.14	48,815
Touchstone Mid Cap Growth (PinnacleV™)	25,759	—	25,759	10.18	2,530
Touchstone Large Cap Core Equity (Pinnacle™)	40,322	—	40,322	13.69	2,944
Touchstone Large Cap Core Equity (PinnacleV™)	86,867	—	86,867	9.47	9,170
Touchstone Enhanced ETF (Pinnacle™)	3,419,481	(1)	3,419,480	12.83	266,572
Touchstone Growth & Income (Pinnacle™)	213,729	(1)	213,728	13.58	15,738
Touchstone High Yield (Pinnacle™)	2,067,899	1	2,067,900	14.03	147,433
Touchstone High Yield (PinnacleV™)	38,592	—	38,592	9.67	3,990
Touchstone Large Cap Growth (Pinnacle™)	2,863,327	2	2,863,329	21.84	131,129
Touchstone Moderate ETF (Pinnacle™)	813,828	—	813,828	11.95	68,120
Touchstone Money Market (Pinnacle™)	9,359,004	(4)	9,359,000	10.89	859,114
Touchstone Third Avenue Value (Pinnacle™)	10,878,469	1	10,878,470	53.58	203,015
Touchstone Value Plus (Pinnacle™)	1,112,653	—	1,112,653	12.27	90,714
Non-Affiliated:
JP Morgan Mid Cap Value (Pinnacle IV™)	2,345,824	—	2,345,824	17.54	133,765
JP Morgan Mid Cap Value (Pinnacle™)	297,804	—	297,804	14.43	20,637
Van Kampen UIF Emerging Markets Debt (Pinnacle™)	667,721	(1)	667,720	21.99	30,359
Van Kampen UIF U.S. Real Estate (Pinnacle™)	1,732,319	—	1,732,319	28.17	61,492
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Pinnacle™)	4,114,035	1	4,114,036	17.36	237,052
Fidelity VIP II Contrafund (Pinnacle™)	11,798,442	1	11,798,443	23.64	499,092
Fidelity VIP III Growth & Income (Pinnacle™)	3,390,233	(1)	3,390,232	16.70	203,040
Fidelity VIP III Growth Opportunities (Pinnacle™)	1,546,683	(1)	1,546,682	13.20	117,213
Fidelity VIP II Index 500 (Pinnacle ™)	5,010,104	(2)	5,010,102	9.86	507,898
Fidelity VIP II Index 500 (Pinnacle IV ™)	315,353	—	315,353	9.86	31,991
Fidelity VIP II Investment Grade Bond (Pinnacle ™)	3,178,321	1	3,178,322	10.16	312,746
Fidelity VIP II Investment Grade Bond (Pinnacle IV ™)	3,072,236	—	3,072,236	10.16	302,516
Fidelity VIP Overseas (Pinnacle ™)	517,245	(1)	517,244	10.59	48,835
Fidelity VIP Overseas (Pinnacle IV ™)	1,935,495	—	1,935,495	10.58	182,862
Affiliated Service Class:
Touchstone Aggressive ETF (Pinnacle IV™)	2,357,388	—	2,357,388	11.25	209,489
Touchstone Aggressive ETF (Pinnacle V™)	51,958	—	51,958	9.71	5,351
Touchstone Conservative ETF (Pinnacle IV™)	2,575,197	(1)	2,575,196	11.00	234,169
Touchstone Conservative ETF (Pinnacle V™)	301,689	—	301,689	10.04	30,040
Touchstone Enhanced ETF (Pinnacle IV™)	1,074,204	—	1,074,204	11.27	95,303
Touchstone Enhanced ETF (Pinnacle V™)	92,833	—	92,833	9.54	9,727
Touchstone Moderate ETF (Pinnacle IV™)	2,944,730	1	2,944,731	11.09	265,445
Touchstone Moderate ETF (Pinnacle V™)	100,272	—	100,272	9.86	10,175

See accompanying notes.

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of National Integrity	Net Assets	Unit Value	Units Outstanding
Affiliated Service Class (continued):
Touchstone GMAB Aggressive ETF (Pinnacle IV™)	$725,812	$1	$725,813	$11.16	65,064
Touchstone GMAB Aggressive ETF (Pinnacle V™)	50,538	—	50,538	9.67	5,225
Touchstone GMAB Conservative ETF (Pinnacle IV™)	184,756	—	184,756	10.90	16,947
Touchstone GMAB Moderate ETF (Pinnacle IV™)	3,306,636	—	3,306,636	11.00	300,676
Touchstone GMAB Moderate ETF (Pinnacle V™)	144,983	—	144,983	9.82	14,767
Touchstone Money Market (Pinnacle IV™)	11,152,244	(5)	11,152,239	10.73	1,039,559
Touchstone Money Market (Pinnacle V™)	401,607	(1)	401,606	10.20	39,378
Non-Affiliated Service Class:
Fidelity VIP Growth (Pinnacle™)	1,923,558	(3)	1,923,555	10.99	175,076
Fidelity VIP III Mid Cap (Pinnacle™)	8,654,541	—	8,654,541	36.80	235,172
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (Pinnacle IV™)	353,713	—	353,713	12.70	27,848
Fidelity VIP Asset Manager (Pinnacle V™)	14,185	—	14,185	10.68	1,328
Fidelity VIP Balanced (Pinnacle IV™)	1,762,405	—	1,762,405	14.18	124,325
Fidelity VIP Balanced (Pinnacle V™)	23,180	—	23,180	9.93	2,334
Fidelity VIP Contrafund (Pinnacle IV™)	17,084,710	—	17,084,710	19.18	890,857
Fidelity VIP Contrafund (Pinnacle V™)	458,161	—	458,161	10.78	42,510
Fidelity VIP Disciplined Small Cap (Pinnacle ™)	558,043	1	558,044	9.01	61,955
Fidelity VIP Disciplined Small Cap (Pinnacle IV ™)	219,916	—	219,916	9.00	24,432
Fidelity VIP Disciplined Small Cap (Pinnacle V ™)	12,107	—	12,107	9.05	1,337
Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV™)	354,786	—	354,786	16.03	22,136
Fidelity VIP Dynamic Capital Appreciation (Pinnacle V™)	46,756	—	46,756	9.79	4,776
Fidelity VIP Equity-Income (Pinnacle IV™)	5,287,813	—	5,287,813	14.72	359,277
Fidelity VIP Equity-Income (Pinnacle V™)	10,143	—	10,143	9.15	1,108
Fidelity VIP Freedom 2010 (Pinnacle IV ™)	245,234	—	245,234	10.23	23,978
Fidelity VIP Freedom 2010 (Pinnacle V ™)	73,788	—	73,788	10.15	7,273
Fidelity VIP Freedom 2015 (Pinnacle ™)	14,951	—	14,951	10.25	1,459
Fidelity VIP Freedom 2015 (Pinnacle IV ™)	457,267	—	457,267	10.24	44,658
Fidelity VIP Freedom 2015 (Pinnacle V ™)	133,404	—	133,404	10.14	13,152
Fidelity VIP Freedom 2020 (Pinnacle IV ™)	363,455	(1)	363,454	10.25	35,457
Fidelity VIP Freedom 2020 (Pinnacle V ™)	88,976	—	88,976	10.13	8,781
Fidelity VIP Freedom 2025 (Pinnacle IV ™)	2,740	—	2,740	10.25	267
Fidelity VIP Freedom 2025 (Pinnacle V ™)	74,233	—	74,233	10.13	7,329
Fidelity VIP Freedom 2030 (Pinnacle IV ™)	3,433	—	3,433	10.26	334
Fidelity VIP Freedom 2030 (Pinnacle V ™)	99,947	—	99,947	10.12	9,876
Fidelity VIP Growth (Pinnacle ™)	332,659	—	332,659	11.71	28,407
Fidelity VIP Growth (Pinnacle IV™)	2,177,371	—	2,177,371	13.37	162,865
Fidelity VIP Growth (Pinnacle V™)	3,449	—	3,449	11.56	298
Fidelity VIP Growth & Income (Pinnacle IV™)	2,131,154	(1)	2,131,153	14.32	148,852
Fidelity VIP Growth & Income (Pinnacle V™)	26,406	(1)	26,405	10.21	2,585
Fidelity VIP Growth Opportunities (Pinnacle IV™)	748,155	—	748,155	14.72	50,834
Fidelity VIP Growth Opportunities (Pinnacle V™)	25,862	—	25,862	10.97	2,358
Fidelity VIP High Income (Pinnacle IV™)	1,053,335	—	1,053,335	13.80	76,309
Fidelity VIP High Income (Pinnacle V™)	15,911	—	15,911	9.73	1,634
Fidelity VIP II Index 500 (Pinnacle ™)	742,339	(1)	742,338	9.85	75,383
Fidelity VIP II Index 500 (Pinnacle IV ™)	7,009,597	—	7,009,597	9.84	712,303
Fidelity VIP II Index 500 (Pinnacle V ™)	49,644	(2)	49,642	9.65	5,147
Fidelity VIP Investment Grade Bond (Pinnacle IV™)	3,942,727	—	3,942,727	10.91	361,377
Fidelity VIP Investment Grade Bond (Pinnacle V™)	81,597	—	81,597	10.16	8,029
Fidelity VIP Mid Cap (Pinnacle ™)	1,543,742	—	1,543,742	10.51	146,912
Fidelity VIP Mid Cap (Pinnacle IV™)	6,669,670	1	6,669,671	22.23	300,089
Fidelity VIP Mid Cap (Pinnacle V™)	230,445	—	230,445	10.41	22,136
Fidelity VIP Overseas (Pinnacle IV™)	4,866,041	1	4,866,042	17.34	280,705
Fidelity VIP Overseas (Pinnacle V™)	155,337	—	155,337	10.38	14,962
Fidelity VIP Asset Manager (Pinnacle™)	147,605	1	147,606	12.75	11,578
Fidelity VIP Balanced (Pinnacle™)	435,162	—	435,162	12.90	33,743
Fidelity VIP Dynamic Capital Appreciation (Pinnacle™)	325,130	1	325,131	15.00	21,674
Fidelity VIP High Income (Pinnacle™)	98,589	—	98,589	12.02	8,201
Fidelity VIP Investment Grade Bond (Pinnacle™)	691,194	—	691,194	10.95	63,118
Fidelity VIP Overseas (Pinnacle™)	2,222,664	—	2,222,664	17.40	127,742
Non-Affiliated Class 1:
Van Kampen UIF Emerging Markets Debt (Pinnacle IV™)	642,170	—	642,170	17.95	35,782
Van Kampen UIF U.S. Real Estate (Pinnacle IV™)	2,793,044	—	2,793,044	22.72	122,928
Franklin Growth and Income Securities (Pinnacle™)	4,972,381	(1)	4,972,380	14.67	339,003

See accompanying notes.

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of National Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Class 1 (continued):
Franklin Income Securities (Pinnacle™)	$14,966,255	$(1)	$14,966,254	$17.17	871,547
Non-Affiliated Class 2:
Franklin Growth and Income Securities (Pinnacle ™)	1,110,714	1	1,110,715	8.98	123,637
Franklin Growth and Income Securities (Pinnacle IV™)	6,767,150	(3)	6,767,147	14.41	469,686
Franklin Growth and Income Securities (Pinnacle V™)	49,239	—	49,239	8.77	5,614
Franklin Income Securities (Pinnacle IV™)	10,300,426	—	10,300,426	16.88	610,274
Franklin Income Securities (Pinnacle V™)	268,629	(1)	268,628	9.56	28,101
Franklin Large Cap Growth Securities (Pinnacle IV™)	2,175,546	—	2,175,546	14.48	150,207
Franklin Large Cap Growth Securities (Pinnacle V™)	53,365	—	53,365	9.58	5,571
Franklin Mutual Shares Securities (Pinnacle IV™)	7,664,967	—	7,664,967	17.47	438,637
Franklin Mutual Shares Securities (Pinnacle V™)	436,479	—	436,479	9.42	46,337
Franklin Small Cap Value Securities Fund (Pinnacle ™)	691	—	691	8.88	78
Franklin Small Cap Value Securities Fund (Pinnacle IV ™)	40,181	—	40,181	8.88	4,527
Franklin Small Cap Value Securities Fund (Pinnacle V ™)	2,051	1	2,052	8.85	232
Templeton Foreign Securities (Pinnacle IV™)	4,340,691	1	4,340,692	21.88	198,359
Templeton Foreign Securities (Pinnacle V™)	56,597	—	56,597	10.49	5,397
Templeton Growth Securities (Pinnacle IV™)	3,044,592	—	3,044,592	18.57	163,948
Templeton Growth Securities (Pinnacle V™)	36,042	—	36,042	9.53	3,781
Van Kampen LIT Comstock (Pinnacle IV™)	1,309,459	—	1,309,459	16.14	81,144
Van Kampen LIT Comstock (Pinnacle V™)	7,925	—	7,925	8.93	887
Van Kampen LIT Strategic Growth (Pinnacle IV™)	398,157	—	398,157	15.53	25,644
Van Kampen LIT Strategic Growth (Pinnacle V™)	8,311	—	8,311	10.73	775
Van Kampen UIF Emerging Markets Debt (Pinnacle IV™)	617,882	—	617,882	10.17	60,767
Van Kampen UIF Emerging Markets Debt (Pinnacle V™)	1,259	—	1,259	10.10	125
Van Kampen UIF Emerging Markets Equity (Pinnacle IV™)	3,602,712	—	3,602,712	42.98	83,824
Van Kampen UIF Emerging Markets Equity (Pinnacle V™)	289,833	—	289,833	12.42	23,334
Van Kampen UIF U.S. Real Estate (Pinnacle IV™)	827,174	1	827,175	7.70	107,479
Van Kampen UIF U.S. Real Estate (Pinnacle V™)	14,289	—	14,289	8.22	1,738
Franklin Large Cap Growth Securities (Pinnacle™)	700,658	—	700,658	14.56	48,133
Franklin Mutual Shares Securities (Pinnacle™)	1,844,792	—	1,844,792	17.56	105,039
Templeton Foreign Securities (Pinnacle™)	1,859,080	1	1,859,081	21.99	84,528
Templeton Growth Securities (Pinnacle™)	896,268	1	896,269	18.66	48,020
Van Kampen LIT Comstock (Pinnacle™)	256,750	—	256,750	16.22	15,830
Van Kampen LIT Strategic Growth (Pinnacle™)	79,688	—	79,688	15.60	5,107
Van Kampen UIF Emerging Markets Equity (Pinnacle™)	2,413,689	1	2,413,690	43.20	55,877
Non-Affiliated Class A:
DWS Small Cap Index VIP (Pinnacle IV™)	76,379	—	76,379	16.03	4,764
DWS VIT Small Cap Index VIP (Pinnacle™)	1,756,693	—	1,756,693	16.32	107,668
Non-Affiliated Class B:
DWS Small Cap Index VIP (Pinnacle IV™)	822,689	—	822,689	14.48	56,830

See accompanying notes.

Separate Account II

of

National Integrity Life Insurance Company

Statements of Operations

For the Periods Ended December 31, 2007

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated:
Touchstone Aggressive ETF (Pinnacle IV ™)	$37,158	$36,050	$1,108	$187,961	$49,234	$300,026	$162,127	$(137,899)	$99,296	$100,404
Touchstone Balanced (Pinnacle IV ™)	116,161	33,139	83,022	71,984	91,049	37,033	(118,370)	(155,403)	7,630	90,652
Touchstone Baron Small Cap (Pinnacle IV ™)	—	63,103	(63,103)	575,822	485,265	815,235	(121,562)	(936,797)	124,290	61,187
Touchstone Baron Small Cap (Pinnacle V ™) (May 21)*	—	150	(150)	(14)	8,682	—	(10,177)	(10,177)	(1,509)	(1,659)
Touchstone Conservative ETF (Pinnacle IV ™)	32,131	27,866	4,265	26,883	4,101	129,965	173,579	43,614	74,598	78,863
Touchstone Core Bond (Pinnacle IV ™)	56,785	17,399	39,386	1,023	—	(3,045)	2,494	5,539	6,562	45,948
Touchstone Mid Cap Growth (Pinnacle IV ™)	121,876	56,978	64,898	247,821	479,245	1,717	(413,523)	(415,240)	311,826	376,724
Touchstone Large Cap Core Equity (Pinnacle IV ™)	22,544	15,643	6,901	155,436	—	108,879	(13,677)	(122,556)	32,880	39,781
Touchstone Enhanced ETF (Pinnacle IV ™)	41,906	36,184	5,722	115,239	16,634	253,627	189,908	(63,719)	68,154	73,876
Touchstone Growth & Income (Pinnacle IV ™)	34,130	18,337	15,793	35,348	49,650	(16,480)	(79,750)	(63,270)	21,728	37,521
Touchstone High Yield (Pinnacle IV ™)	219,530	42,137	177,393	10,047	—	2,599	(179,943)	(182,542)	(172,495)	4,898
Touchstone Large Cap Growth (Pinnacle IV ™)	10,240	25,052	(14,812)	177,165	—	174,525	(27,621)	(202,146)	(24,981)	(39,793)
Touchstone Large Cap Growth (Pinnacle V ™) (May 21)*	3	1	2	—	—	—	(14)	(14)	(14)	(12)
Touchstone Moderate ETF (Pinnacle IV ™)	50,642	54,573	(3,931)	81,695	16,904	340,703	383,543	42,840	141,439	137,508
Touchstone Money Market (Pinnacle IV ™)	8,792	2,556	6,236	—	—	—	—	—	—	6,236
Touchstone Third Avenue Value (Pinnacle IV ™)	123,867	252,778	(128,911)	1,846,650	1,011,406	3,192,429	(204,458)	(3,396,887)	(538,831)	(667,742)
Touchstone Third Avenue Value (Pinnacle V ™) (May 21)*	3,276	858	2,418	(35)	26,764	—	(39,639)	(39,639)	(12,910)	(10,492)
Touchstone Value Plus (Pinnacle IV ™)	18,145	22,167	(4,022)	162,154	—	375,050	145,080	(229,970)	(67,816)	(71,838)
Touchstone Aggressive ETF (Pinnacle ™)	4,053	8,288	(4,235)	124,422	5,365	79,093	(4,849)	(83,942)	45,845	41,610
Touchstone Balanced (Pinnacle ™)	58,973	19,153	39,820	6,532	46,233	(92,396)	(79,346)	13,050	65,815	105,635
Touchstone Baron Small Cap (Pinnacle ™)	—	47,685	(47,685)	623,897	448,608	1,377,467	404,457	(973,010)	99,495	51,810
Touchstone Conservative ETF (Pinnacle ™)	12,512	7,148	5,364	25,973	1,599	18,945	6,639	(12,306)	15,266	20,630
Touchstone Core Bond (Pinnacle ™)	29,049	10,092	18,957	2,521	—	(2,850)	1,753	4,603	7,124	26,081
Touchstone Core Bond (Pinnacle V ™) (May 21)*	587	32	555	—	—	—	(413)	(413)	(413)	142
Touchstone Mid Cap Growth (Pinnacle ™)	28,977	10,339	18,638	28,523	113,944	12,807	(79,006)	(91,813)	50,654	69,292
Touchstone Mid Cap Growth (Pinnacle V ™) (May 21)*	522	45	477	(4)	2,051	—	(2,567)	(2,567)	(520)	(43)
Touchstone Large Cap Core Equity (Pinnacle ™)	1,888	1,181	707	8,282	—	6,601	(2,567)	(9,168)	(886)	(179)
Touchstone Large Cap Core Equity (Pinnacle V ™) (May 21)*	2,253	119	2,134	(9)	—	—	(821)	(821)	(830)	1,304
Touchstone Enhanced ETF (Pinnacle ™)	71,435	55,058	16,377	263,535	29,023	642,204	467,437	(174,767)	117,791	134,168

See accompanying notes.

* - 2007 inception date of division.

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain on distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated (continued):
Touchstone Growth & Income (Pinnacle ™)	$8,774	$3,362	$5,412	$8,013	$12,793	$2,200	$(13,671)	$(15,871)	$4,935	$10,347
Touchstone High Yield (Pinnacle ™)	178,896	32,759	146,137	36,819	—	22,482	(149,697)	(172,179)	(135,360)	10,777
Touchstone High Yield (Pinnacle V ™) (May 21)*	3,339	95	3,244	1	—	—	(3,526)	(3,526)	(3,525)	(281)
Touchstone Large Cap Growth (Pinnacle ™)	18,712	34,263	(15,551)	312,387	—	785,832	455,431	(330,401)	(18,014)	(33,565)
Touchstone Moderate ETF (Pinnacle ™)	12,007	9,894	2,113	69,756	4,174	64,224	10,456	(53,768)	20,162	22,275
Touchstone Money Market (Pinnacle ™)	427,836	115,614	312,222	—	—	1	1	—	—	312,222
Touchstone Third Avenue Value (Pinnacle ™)	85,821	192,893	(107,072)	3,212,355	702,803	3,850,553	(340,666)	(4,191,219)	(276,061)	(383,133)
Touchstone Value Plus (Pinnacle ™)	16,709	19,082	(2,373)	192,437	—	481,885	222,886	(258,999)	(66,562)	(68,935)
Non-Affiliated:
JP Morgan Mid Cap Value (Pinnacle IV ™)	76,425	46,593	29,832	483,690	95,428	694,586	128,575	(566,011)	13,107	42,939
JP Morgan Mid Cap Value (Pinnacle ™)	9,109	5,012	4,097	17,046	11,374	51,556	26,345	(25,211)	3,209	7,306
Van Kampen UIF Emerging Markets Debt (Pinnacle ™)	60,838	10,226	50,612	203	19,783	41,920	9,329	(32,591)	(12,605)	38,007
Van Kampen UIF U.S. Real Estate (Pinnacle ™)	49,823	32,910	16,913	371,911	176,285	654,231	(285,374)	(939,605)	(391,409)	(374,496)
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Pinnacle ™)	104,145	70,442	33,703	709,996	321,218	296,963	(672,495)	(969,458)	61,756	95,459
Fidelity VIP II Contrafund (Pinnacle ™)	628,508	170,518	457,990	1,822,559	2,359,067	3,398,613	608,831	(2,789,782)	1,391,844	1,849,834
Fidelity VIP III Growth & Income (Pinnacle ™)	173,047	50,118	122,929	324,888	51,594	846,446	724,914	(121,532)	254,950	377,879
Fidelity VIP III Growth Opportunities (Pinnacle ™)	—	22,041	(22,041)	174,799	—	213,362	379,575	166,213	341,012	318,971
Fidelity VIP II Index 500 (Pinnacle ™) (April 27)*	97,294	57,788	39,506	38,483	—	—	(117,756)	(117,756)	(79,273)	(39,767)
Fidelity VIP II Index 500 (Pinnacle IV ™) (April 27)*	6,132	4,445	1,687	7,663	—	—	(7,261)	(7,261)	402	2,089
Fidelity VIP II Investment Grade Bond (Pinnacle ™) (April 27)*	2,816	32,734	(29,918)	(776)	—	—	76,475	76,475	75,699	45,781
Fidelity VIP II Investment Grade Bond (Pinnacle IV ™) (April 27)*	2,881	34,775	(31,894)	4,940	—	—	76,190	76,190	81,130	49,236
Fidelity VIP Overseas (Pinnacle ™) (April 27)*	10,453	9,799	654	32,819	—	—	24,345	24,345	57,164	57,818
Fidelity VIP Overseas (Pinnacle IV ™) (April 27)*	34,328	21,163	13,165	16,877	—	—	90,582	90,582	107,459	120,624
Affiliated Service Class:
Touchstone Aggressive ETF (Pinnacle IV ™)	44,170	28,322	15,848	67,992	58,425	18,335	(92,348)	(110,683)	15,734	31,582
Touchstone Aggressive ETF (Pinnacle V ™) (May 21)*	1,009	141	868	(14)	1,281	—	(3,380)	(3,380)	(2,113)	(1,245)
Touchstone Conservative ETF (Pinnacle IV ™)	44,978	38,113	6,865	70,960	5,818	55,431	77,931	22,500	99,278	106,143
Touchstone Conservative ETF (Pinnacle V ™) (May 21)*	5,210	531	4,679	(7)	542	—	(7,075)	(7,075)	(6,540)	(1,861)
Touchstone Enhanced ETF (Pinnacle IV ™)	20,550	14,273	6,277	22,856	8,715	34,615	9,052	(25,563)	6,008	12,285
Touchstone Enhanced ETF (Pinnacle V ™) (May 21)*	1,664	198	1,466	(47)	705	—	(4,682)	(4,682)	(4,024)	(2,558)
Touchstone Moderate ETF (Pinnacle IV ™)	40,622	31,122	9,500	13,480	14,460	17,986	7,054	(10,932)	17,008	26,508
Touchstone Moderate ETF (Pinnacle V ™) (May 21)*	1,379	299	1,080	(14)	485	—	(3,876)	(3,876)	(3,405)	(2,325)
Touchstone GMAB Aggressive ETF (Pinnacle IV ™)	14,232	8,902	5,330	10,982	19,035	(1,535)	(35,579)	(34,044)	(4,027)	1,303
Touchstone GMAB Aggressive ETF (Pinnacle V ™) (May 21)*	991	255	736	(10)	1,325	—	(4,636)	(4,636)	(3,321)	(2,585)
Touchstone GMAB Conservative ETF (Pinnacle IV ™) (April 27)*	3,227	2,486	741	334	419	—	49	49	802	1,543

See accompanying notes.

* - 2007 inception date of division.

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain on distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated Service Class (continued):
Touchstone GMAB Moderate ETF (Pinnacle IV ™)	$45,627	$45,136	$491	$5,618	$16,278	$(774)	$12,176	$12,950	$34,846	$35,337
Touchstone GMAB Moderate ETF (Pinnacle V ™) (May 21)*	1,961	407	1,554	(7)	605	—	(3,361)	(3,361)	(2,763)	(1,209)
Touchstone Money Market (Pinnacle IV ™)	571,846	175,186	396,660	—	—	—	—	—	—	396,660
Touchstone Money Market (Pinnacle V ™) (May 21)*	3,828	1,322	2,506	—	—	—	2	2	2	2,508
Non-Affiliated Service Class:
Fidelity VIP Growth (Pinnacle ™)	14,546	26,578	(12,032)	139,579	—	303,510	610,428	306,918	446,497	434,465
Fidelity VIP III Mid Cap (Pinnacle ™)	81,305	133,775	(52,470)	1,375,546	932,212	3,144,154	2,216,895	(927,259)	1,380,499	1,328,029
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (Pinnacle IV ™)	18,698	4,787	13,911	1,851	8,823	21,250	38,238	16,988	27,662	41,573
Fidelity VIP Asset Manager (Pinnacle V ™) (May 21)*	394	26	368	—	—	—	(35)	(35)	(35)	333
Fidelity VIP Balanced (Pinnacle IV ™)	83,485	25,815	57,670	69,422	18,451	114,318	69,943	(44,375)	43,498	101,168
Fidelity VIP Balanced (Pinnacle V ™) (May 21)*	316	69	247	(3)	—	—	(949)	(949)	(952)	(705)
Fidelity VIP Contrafund (Pinnacle IV ™)	875,532	228,723	646,809	688,765	3,360,250	974,354	(1,462,033)	(2,436,387)	1,612,628	2,259,437
Fidelity VIP Contrafund (Pinnacle V ™) (May 21)*	23,214	962	22,252	(843)	84,882	—	(107,075)	(107,075)	(23,036)	(784)
Fidelity VIP Disciplined Small Cap (Pinnacle ™) (April 27)*	1,914	5,684	(3,770)	(1,517)	2,518	—	(56,666)	(56,666)	(55,665)	(59,435)
Fidelity VIP Disciplined Small Cap (Pinnacle IV ™) (April 27)*	740	2,144	(1,404)	(1,985)	975	—	(18,609)	(18,609)	(19,619)	(21,023)
Fidelity VIP Disciplined Small Cap (Pinnacle V ™) (May 21)*	41	28	13	(1)	54	—	(380)	(380)	(327)	(314)
Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV ™)	18,655	4,878	13,777	4,877	20,995	13,143	(13,197)	(26,340)	(468)	13,309
Fidelity VIP Dynamic Capital Appreciation (Pinnacle V ™) (May 21)*	2,256	65	2,191	(12)	2,528	—	(7,108)	(7,108)	(4,592)	(2,401)
Fidelity VIP Equity-Income (Pinnacle IV ™)	120,961	78,427	42,534	219,155	415,522	451,043	(236,983)	(688,026)	(53,349)	(10,815)
Fidelity VIP Equity-Income (Pinnacle V ™) (May 21)*	224	16	208	(1)	785	—	(1,043)	(1,043)	(259)	(51)
Fidelity VIP Freedom 2010 (Pinnacle IV ™) (April 27)*	7,839	1,492	6,347	76	1,975	—	(4,595)	(4,595)	(2,544)	3,803
Fidelity VIP Freedom 2010 (Pinnacle V ™) (May 21)*	2,360	289	2,071	(3)	594	—	(3,630)	(3,630)	(3,039)	(968)
Fidelity VIP Freedom 2015 (Pinnacle ™) (April 27)*	495	17	478	—	140	—	(667)	(667)	(527)	(49)
Fidelity VIP Freedom 2015 (Pinnacle IV ™) (April 27)*	15,145	2,913	12,232	46	4,287	—	(3,060)	(3,060)	1,273	13,505
Fidelity VIP Freedom 2015 (Pinnacle V ™) (May 21)*	4,418	342	4,076	(6)	1,251	—	(6,244)	(6,244)	(4,999)	(923)
Fidelity VIP Freedom 2020 (Pinnacle IV ™) (April 27)*	11,325	1,763	9,562	48	3,323	—	(4,836)	(4,836)	(1,465)	8,097
Fidelity VIP Freedom 2020 (Pinnacle V ™) (May 21)*	2,773	122	2,651	—	813	—	(3,397)	(3,397)	(2,584)	67
Fidelity VIP Freedom 2025 (Pinnacle IV ™) (April 27)*	88	17	71	—	23	—	(87)	(87)	(64)	7
Fidelity VIP Freedom 2025 (Pinnacle V ™) (May 21)*	2,388	168	2,220	(3)	618	—	(3,603)	(3,603)	(2,988)	(768)
Fidelity VIP Freedom 2030 (Pinnacle IV ™) (April 27)*	119	7	112	—	38	—	(192)	(192)	(154)	(42)
Fidelity VIP Freedom 2030 (Pinnacle V ™) (May 21)*	3,481	371	3,110	(3)	1,102	—	(7,835)	(7,835)	(6,736)	(3,626)
Fidelity VIP Growth (Pinnacle ™) (April 27)*	167	1,239	(1,072)	1,357	—	—	14,593	14,593	15,950	14,878
Fidelity VIP Growth (Pinnacle IV ™)	8,189	28,159	(19,970)	98,710	—	206,074	558,579	352,505	451,215	431,245
Fidelity VIP Growth (Pinnacle V ™) (May 21)*	2	6	(4)	—	—	—	(31)	(31)	(31)	(35)
Fidelity VIP Growth & Income (Pinnacle IV ™)	118,216	41,906	76,310	343,206	39,990	437,519	283,083	(154,436)	228,760	305,070

See accompanying notes.

* - 2007 inception date of division.

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
		Mortality and						Change in net unrealized		Net increase
		expense risk and		Realized gain (loss)				appreciation	Net realized and	(decrease) in net
	Reinvested	administrative	Net investment	on sales of	Realized gain on	Beginning of		(depreciation)	unrealized gain (loss)	assets resulting from
Division	dividends	charges	income (loss)	investments	distributions	period	End of period	during the period	on investments	operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Growth & Income (Pinnacle V ™) (May 21)*	$163	$91	$72	$747	$—	$—	$131	$131	$878	$950
Fidelity VIP Growth Opportunities (Pinnacle IV ™)	—	10,055	(10,055)	62,940	—	51,183	117,357	66,174	129,114	119,059
Fidelity VIP Growth Opportunities (Pinnacle V ™) (May 21)*	—	19	(19)	—	—	—	373	373	373	354
Fidelity VIP High Income (Pinnacle IV ™)	86,567	14,451	72,116	(4,017)	—	(18,712)	(78,936)	(60,224)	(64,241)	7,875
Fidelity VIP High Income (Pinnacle V ™) (May 21)*	1,286	72	1,214	13	—	—	(1,171)	(1,171)	(1,158)	56
Fidelity VIP II Index 500 (Pinnacle ™) (April 27)*	12,808	4,535	8,273	1,106	—	—	(33,369)	(33,369)	(32,263)	(23,990)
Fidelity VIP II Index 500 (Pinnacle IV ™) (April 27)*	120,943	72,629	48,314	12,370	—	—	(169,062)	(169,062)	(156,692)	(108,378)
Fidelity VIP II Index 500 (Pinnacle V ™) (May 21)*	856	132	724	(4)	—	—	(1,995)	(1,995)	(1,999)	(1,275)
Fidelity VIP Investment Grade Bond (Pinnacle IV ™)	78,706	42,588	36,118	(5,351)	—	30,477	88,982	58,505	53,154	89,272
Fidelity VIP Investment Grade Bond (Pinnacle V ™) (May 21)*	—	182	(182)	2	—	—	946	946	948	766
Fidelity VIP Mid Cap (Pinnacle ™) (April 27)*	3,524	9,221	(5,697)	6,940	—	—	14,758	14,758	21,698	16,001
Fidelity VIP Mid Cap (Pinnacle IV ™)	35,897	89,736	(53,839)	326,941	493,605	605,562	578,304	(27,258)	793,288	739,449
Fidelity VIP Mid Cap (Pinnacle V ™) (May 21)*	510	404	106	130	—	—	(697)	(697)	(567)	(461)
Fidelity VIP Overseas (Pinnacle IV ™)	95,487	46,724	48,763	116,220	98,104	155,002	219,776	64,774	279,098	327,861
Fidelity VIP Overseas (Pinnacle V ™) (May 21)*	2,422	291	2,131	619	—	—	(3,122)	(3,122)	(2,503)	(372)
Fidelity VIP Asset Manager (Pinnacle ™)	6,838	1,780	5,058	5,958	2,721	6,476	11,123	4,647	13,326	18,384
Fidelity VIP Balanced (Pinnacle ™)	23,704	6,188	17,516	19,983	5,515	16,395	6,137	(10,258)	15,240	32,756
Fidelity VIP Dynamic Capital Appreciation (Pinnacle ™)	16,735	2,895	13,840	1,506	18,812	(3,971)	(37,175)	(33,204)	(12,886)	954
Fidelity VIP High Income (Pinnacle ™)	12,684	1,822	10,862	(7,109)	—	(5,134)	(7,275)	(2,141)	(9,250)	1,612
Fidelity VIP Investment Grade Bond (Pinnacle ™)	4,839	5,605	(766)	2,137	—	664	15,702	15,038	17,175	16,409
Fidelity VIP Overseas (Pinnacle ™)	42,808	19,778	23,030	37,176	39,478	39,832	83,839	44,007	120,661	143,691
Non-Affiliated Class 1:
Van Kampen UIF Emerging Markets Debt (Pinnacle IV ™)	73,284	13,752	59,532	(12,354)	23,831	28,751	5,098	(23,653)	(12,176)	47,356
Van Kampen UIF U.S. Real Estate (Pinnacle IV ™)	94,465	67,508	26,957	828,727	334,237	1,329,856	(620,688)	(1,950,544)	(787,580)	(760,623)
Franklin Growth and Income Securities (Pinnacle ™)	215,002	92,480	122,522	775,668	321,005	1,816,518	394,907	(1,421,611)	(324,938)	(202,416)
Franklin Income Securities (Pinnacle ™)	591,722	226,379	365,343	1,863,354	67,169	4,443,257	2,659,818	(1,783,439)	147,084	512,427
Non-Affiliated Class 2:
Franklin Growth and Income Securities (Pinnacle ™) (April 27)*	36,919	11,571	25,348	(20,398)	59,100	—	(191,030)	(191,030)	(152,328)	(126,980)
Franklin Growth and Income Securities (Pinnacle IV ™)	229,231	90,144	139,087	119,847	366,942	284,355	(999,264)	(1,283,619)	(796,830)	(657,743)
Franklin Growth and Income Securities (Pinnacle V ™) (May 21)*	—	143	(143)	(605)	—	—	(2,254)	(2,254)	(2,859)	(3,002)
Franklin Income Securities (Pinnacle IV ™)	392,136	157,064	235,072	398,083	46,316	1,050,061	581,766	(468,295)	(23,896)	211,176
Franklin Income Securities (Pinnacle V ™) (May 21)*	—	832	(832)	809	—	—	428	428	1,237	405
Franklin Large Cap Growth Securities (Pinnacle IV ™)	15,422	31,263	(15,841)	56,269	15,184	225,077	257,680	32,603	104,056	88,215
Franklin Large Cap Growth Securities (Pinnacle V ™) (May 21)*	—	95	(95)	223	—	—	(943)	(943)	(720)	(815)
Franklin Mutual Shares Securities (Pinnacle IV ™)	150,908	105,495	45,413	195,550	209,202	1,049,099	677,710	(371,389)	33,363	78,776
Franklin Mutual Shares Securities (Pinnacle V ™) (May 21)*	—	1,185	(1,185)	7	—	—	(1,881)	(1,881)	(1,874)	(3,059)

See accompanying notes.

* - 2007 inception date of division.

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain on distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Franklin Small Cap Value Securities Fund (Pinnacle ™) (April 27)*	$248	$52	$196	$(3,358)	$926	$—	$(54)	$(54)	$(2,486)	$(2,290)
Franklin Small Cap Value Securities Fund (Pinnacle IV ™) (April 27)*	—	211	(211)	(297)	—	—	(2,128)	(2,128)	(2,425)	(2,636)
Franklin Small Cap Value Securities Fund (Pinnacle V ™) (May 21)*	—	5	(5)	—	—	—	(77)	(77)	(77)	(82)
Templeton Foreign Securities (Pinnacle IV ™)	82,091	55,669	26,422	144,175	159,313	705,709	842,463	136,754	440,242	466,664
Templeton Foreign Securities (Pinnacle V ™) (May 21)*	—	108	(108)	4	—	—	224	224	228	120
Templeton Growth Securities (Pinnacle IV ™)	58,729	47,491	11,238	356,969	137,063	419,450	(55,805)	(475,255)	18,777	30,015
Templeton Growth Securities (Pinnacle V ™) (May 21)*	—	46	(46)	4	—	—	(467)	(467)	(463)	(509)
Van Kampen LIT Comstock (Pinnacle IV ™)	22,753	19,993	2,760	36,852	27,999	149,360	32,157	(117,203)	(52,352)	(49,592)
Van Kampen LIT Comstock (Pinnacle V ™) (May 21)*	—	18	(18)	—	—	—	(57)	(57)	(57)	(75)
Van Kampen LIT Strategic Growth (Pinnacle IV ™)	—	5,872	(5,872)	27,932	—	55,638	86,488	30,850	58,782	52,910
Van Kampen LIT Strategic Growth (Pinnacle V ™) (May 21)*	—	6	(6)	—	—	—	67	67	67	61
Van Kampen UIF Emerging Markets Debt (Pinnacle IV ™) (April 27)*	2,827	1,181	1,646	(2,189)	925	—	1,372	1,372	108	1,754
Van Kampen UIF Emerging Markets Debt (Pinnacle V ™) (May 21)*	—	4	(4)	—	—	—	13	13	13	9
Van Kampen UIF Emerging Markets Equity (Pinnacle IV ™)	16,757	31,813	(15,056)	130,876	209,631	273,684	604,340	330,656	671,163	656,107
Van Kampen UIF Emerging Markets Equity (Pinnacle V ™) (May 21)*	—	648	(648)	37	—	—	(7,684)	(7,684)	(7,647)	(8,295)
Van Kampen UIF U.S. Real Estate (Pinnacle IV ™) (April 27)*	12,854	6,505	6,349	(71,319)	49,528	—	(152,099)	(152,099)	(173,890)	(167,541)
Van Kampen UIF U.S. Real Estate (Pinnacle V ™) (May 21)*	—	35	(35)	(6)	—	—	(1,798)	(1,798)	(1,804)	(1,839)
Franklin Large Cap Growth Securities (Pinnacle ™)	3,845	7,179	(3,334)	41,310	3,786	46,605	27,471	(19,134)	25,962	22,628
Franklin Mutual Shares Securities (Pinnacle ™)	40,507	26,734	13,773	187,501	56,153	391,548	174,360	(217,188)	26,466	40,239
Templeton Foreign Securities (Pinnacle ™)	51,595	30,222	21,373	241,496	100,128	129,335	41,859	(87,476)	254,148	275,521
Templeton Growth Securities (Pinnacle ™)	18,937	17,407	1,530	225,037	44,196	215,544	(6,363)	(221,907)	47,326	48,856
Van Kampen LIT Comstock (Pinnacle ™)	5,493	4,193	1,300	19,296	6,754	43,715	7,678	(36,037)	(9,987)	(8,687)
Van Kampen LIT Strategic Growth (Pinnacle ™)	—	1,140	(1,140)	4,120	—	12,937	22,045	9,108	13,228	12,088
Van Kampen UIF Emerging Markets Equity (Pinnacle ™)	13,880	24,416	(10,536)	407,962	173,629	236,322	197,887	(38,435)	543,156	532,620
Non-Affiliated Class A
DWS Small Cap Index VIP (Pinnacle IV ™)	1,058	1,176	(118)	656	4,678	23,061	15,154	(7,907)	(2,573)	(2,691)
DWS VIT Small Cap Index VIP (Pinnacle ™)	30,916	33,847	(2,931)	96,665	136,654	224,571	(95,120)	(319,691)	(86,372)	(89,303)
Non-Affiliated Class B
DWS Small Cap Index VIP (Pinnacle IV ™)	10,138	13,572	(3,434)	30,415	55,664	121,523	9,285	(112,238)	(26,159)	(29,593)

See accompanying notes.

* - 2007 inception date of division.

	Increase (decrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gains (losses)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated:
Touchstone Aggressive ETF (Pinnacle IV™)	$1,108	$237,195	$(137,899)	$100,404	$—	$(126,475)	$(902,354)	$(488)	$(1,029,317)	$(928,913)	$2,811,579	$1,882,666	—	(10,254)	(73,668)	(83,922)
Touchstone Balanced (Pinnacle IV™)	83,022	163,033	(155,403)	90,652	205,334	(187,787)	(162,259)	(238)	(144,950)	(54,298)	2,189,276	2,134,978	14,311	(13,120)	(11,040)	(9,849)
Touchstone Baron Small Cap (Pinnacle IV™)	(63,103)	1,061,087	(936,797)	61,187	372,436	(180,797)	(610,180)	(1,479)	(420,020)	(358,833)	4,102,258	3,743,425	19,726	(9,624)	(32,404)	(22,302)
Touchstone Baron Small Cap (Pinnacle V™) (May 21)*	(150)	8,668	(10,177)	(1,659)	57,952	—	11,962	—	69,914	68,255	—	68,255	5,844	—	1,209	7,053
Touchstone Conservative ETF (Pinnacle IV™)	4,265	30,984	43,614	78,863	—	(129,920)	(46,348)	(299)	(176,567)	(97,704)	1,912,383	1,814,679	—	(11,485)	(4,034)	(15,519)
Touchstone Core Bond (Pinnacle IV™)	39,386	1,023	5,539	45,948	71,226	(48,062)	173,570	(224)	196,510	242,458	1,067,250	1,309,708	6,380	(4,260)	15,167	17,287
Touchstone Mid Cap Growth (Pinnacle IV™)	64,898	727,066	(415,240)	376,724	150,657	(310,641)	1,382,633	(1,212)	1,221,437	1,598,161	2,061,919	3,660,080	8,560	(17,579)	83,052	74,033
Touchstone Large Cap Core Equity (Pinnacle IV™)	6,901	155,436	(122,556)	39,781	406,317	(70,216)	(547,455)	(376)	(211,730)	(171,949)	903,343	731,394	29,574	(5,110)	(39,602)	(15,138)
Touchstone Enhanced ETF (Pinnacle IV™)	5,722	131,873	(63,719)	73,876	—	(72,553)	(431,040)	(464)	(504,057)	(430,181)	2,470,511	2,040,330	—	(5,550)	(32,946)	(38,496)
Touchstone Growth & Income (Pinnacle IV™)	15,793	84,998	(63,270)	37,521	222,954	(101,701)	(494,877)	(480)	(374,104)	(336,583)	1,169,599	833,016	16,236	(7,434)	(35,816)	(27,014)
Touchstone High Yield (Pinnacle IV™)	177,393	10,047	(182,542)	4,898	117,109	(322,732)	(263,758)	(474)	(469,855)	(464,957)	3,002,194	2,537,237	8,349	(22,965)	(19,361)	(33,977)
Touchstone Large Cap Growth (Pinnacle IV™)	(14,812)	177,165	(202,146)	(39,793)	318,014	(207,254)	313,414	(373)	423,801	384,008	1,183,789	1,567,797	25,464	(16,569)	23,730	32,625
Touchstone Large Cap Growth (Pinnacle V™) (May 21)*	2	—	(14)	(12)	—	—	537	—	537	525	—	525	—	—	56	56
Touchstone Moderate ETF (Pinnacle IV™)	(3,931)	98,599	42,840	137,508	—	(135,574)	(269,827)	(651)	(406,052)	(268,544)	3,720,115	3,451,571	—	(11,527)	(22,595)	(34,122)
Touchstone Money Market (Pinnacle IV™)	6,236	—	—	6,236	—	(4,359)	(6)	(27)	(4,392)	1,844	172,987	174,831	—	(410)	—	(410)
Touchstone Third Avenue Value (Pinnacle IV™)	(128,911)	2,858,056	(3,396,887)	(667,742)	1,201,641	(1,297,233)	1,545,191	(5,030)	1,444,569	776,827	14,954,652	15,731,479	61,741	(66,737)	74,117	69,121
Touchstone Third Avenue Value (Pinnacle V™) (May 21)*	2,418	26,729	(39,639)	(10,492)	260,892	(1,626)	168,929	—	428,195	417,703	—	417,703	28,298	(178)	18,381	46,501
Touchstone Value Plus (Pinnacle IV™)	(4,022)	162,154	(229,970)	(71,838)	58,784	(72,864)	(263,321)	(275)	(277,676)	(349,514)	1,557,898	1,208,384	4,628	(5,736)	(20,569)	(21,677)
Touchstone Aggressive ETF (Pinnacle™)	(4,235)	129,787	(83,942)	41,610	13,350	(89,511)	(561,407)	(330)	(637,898)	(596,288)	801,808	205,520	1,090	(7,170)	(44,763)	(50,843)
Touchstone Balanced (Pinnacle™)	39,820	52,765	13,050	105,635	9,600	(233,200)	52,514	(129)	(171,215)	(65,580)	1,149,151	1,083,571	697	(16,355)	7,850	(7,808)
Touchstone Baron Small Cap (Pinnacle™)	(47,685)	1,072,505	(973,010)	51,810	66,100	(498,913)	(96,560)	(747)	(530,120)	(478,310)	3,752,360	3,274,050	2,056	(15,411)	(3,333)	(16,688)
Touchstone Conservative ETF (Pinnacle™)	5,364	27,572	(12,306)	20,630	—	(14,261)	476,836	(3)	462,572	483,202	223,647	706,849	—	(1,252)	42,333	41,081
Touchstone Core Bond (Pinnacle™)	18,957	2,521	4,603	26,081	225	(59,457)	(198,881)	(173)	(258,286)	(232,205)	902,225	670,020	19	(5,302)	(17,713)	(22,996)
Touchstone Core Bond (Pinnacle V™) (May 21)*	555	—	(413)	142	11,895	—	1,504	—	13,399	13,541	—	13,541	1,166	—	147	1,313
Touchstone Mid Cap Growth (Pinnacle™)	18,638	142,467	(91,813)	69,292	416	(89,825)	510,619	(262)	420,948	490,240	395,083	885,323	24	(4,952)	29,154	24,226
Touchstone Mid Cap Growth (Pinnacle V™) (May 21)*	477	2,047	(2,567)	(43)	25,702	—	100	—	25,802	25,759	—	25,759	2,520	—	10	2,530
Touchstone Large Cap Core Equity (Pinnacle™)	707	8,282	(9,168)	(179)	—	(4,454)	4,777	(6)	317	138	40,184	40,322	—	(308)	204	(104)
Touchstone Large Cap Core Equity (Pinnacle V™) (May 21)*	2,134	(9)	(821)	1,304	85,362	—	201	—	85,563	86,867	—	86,867	9,149	—	21	9,170
Touchstone Enhanced ETF (Pinnacle™)	16,377	292,558	(174,767)	134,168	13,988	(654,781)	(299,577)	(950)	(941,320)	(807,152)	4,226,632	3,419,480	1,105	(50,298)	(22,353)	(71,546)
Touchstone Growth & Income (Pinnacle™)	5,412	20,806	(15,871)	10,347	6,740	(96,004)	(1,419)	(41)	(90,724)	(80,377)	294,105	213,728	490	(6,867)	(86)	(6,463)
Touchstone High Yield (Pinnacle™)	146,137	36,819	(172,179)	10,777	5,943	(353,026)	(185,273)	(498)	(532,854)	(522,077)	2,589,977	2,067,900	422	(25,035)	(13,344)	(37,957)
Touchstone High Yield (Pinnacle V™) (May 21)*	3,244	1	(3,526)	(281)	38,868	—	5	—	38,873	38,592	—	38,592	3,990	—	—	3,990
Touchstone Large Cap Growth (Pinnacle™)	(15,551)	312,387	(330,401)	(33,565)	90,570	(551,846)	993,407	(989)	531,142	497,577	2,365,752	2,863,329	3,979	(24,717)	44,078	23,340
Touchstone Moderate ETF (Pinnacle™)	2,113	73,930	(53,768)	22,275	18,000	(166,654)	253,556	(203)	104,699	126,974	686,854	813,828	1,492	(14,072)	21,017	8,437
Touchstone Money Market (Pinnacle™)	312,222	—	—	312,222	376,643	(4,213,334)	4,604,148	(2,223)	765,234	1,077,456	8,281,544	9,359,000	35,354	(394,139)	429,263	70,478
Touchstone Third Avenue Value (Pinnacle™)	(107,072)	3,915,158	(4,191,219)	(383,133)	130,781	(3,367,008)	564,228	(3,940)	(2,675,939)	(3,059,072)	13,937,542	10,878,470	2,278	(58,551)	7,306	(48,967)
Touchstone Value Plus (Pinnacle™)	(2,373)	192,437	(258,999)	(68,935)	72,195	(253,530)	(163,247)	(374)	(344,956)	(413,891)	1,526,544	1,112,653	5,468	(19,897)	(12,633)	(27,062)
Non-Affiliated:
JP Morgan Mid Cap Value (Pinnacle IV™)	29,832	579,118	(566,011)	42,939	—	(181,201)	(898,838)	(1,201)	(1,081,240)	(1,038,301)	3,384,125	2,345,824	—	(10,150)	(50,912)	(61,062)
JP Morgan Mid Cap Value (Pinnacle™)	4,097	28,420	(25,211)	7,306	48	(13,181)	(73,883)	(110)	(87,126)	(79,820)	377,624	297,804	3	(902)	(4,910)	(5,809)
Van Kampen UIF Emerging Markets Debt (Pinnacle™)	50,612	19,986	(32,591)	38,007	1,038	(96,649)	(109,873)	(159)	(205,643)	(167,636)	835,356	667,720	49	(4,531)	(5,072)	(9,554)
Van Kampen UIF U.S. Real Estate (Pinnacle™)	16,913	548,196	(939,605)	(374,496)	20,570	(505,757)	(238,786)	(650)	(724,623)	(1,099,119)	2,831,438	1,732,319	606	(14,512)	(6,820)	(20,726)
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Pinnacle™)	33,703	1,031,214	(969,458)	95,459	25,836	(1,276,191)	(561,201)	(1,266)	(1,812,822)	(1,717,363)	5,831,399	4,114,036	1,458	(70,431)	(30,497)	(99,470)
Fidelity VIP II Contrafund (Pinnacle™)	457,990	4,181,626	(2,789,782)	1,849,834	123,609	(2,618,097)	(394,849)	(3,796)	(2,893,133)	(1,043,299)	12,841,742	11,798,443	5,761	(118,452)	(18,346)	(131,037)
Fidelity VIP III Growth & Income (Pinnacle™)	122,929	376,482	(121,532)	377,879	23,642	(654,266)	(195,841)	(993)	(827,458)	(449,579)	3,839,811	3,390,232	1,437	(40,472)	(12,276)	(51,311)
Fidelity VIP III Growth Opportunities (Pinnacle™)	(22,041)	174,799	166,213	318,971	47,181	(442,877)	(22,085)	(594)	(418,375)	(99,404)	1,646,086	1,546,682	3,977	(36,290)	(2,056)	(34,369)
Fidelity VIP II Index 500 (Pinnacle™) (April 27)*	39,506	38,483	(117,756)	(39,767)	—	(1,102,862)	6,154,170	(1,439)	5,049,869	5,010,102	—	5,010,102	—	(109,264)	617,162	507,898
Fidelity VIP II Index 500 (Pinnacle IV™) (April 27)*	1,687	7,663	(7,261)	2,089	—	(20,516)	333,804	(24)	313,264	315,353	—	315,353	—	(2,042)	34,033	31,991
Fidelity VIP II Investment Grade Bond (Pinnacle™) (April 27)*	(29,918)	(776)	76,475	45,781	—	(522,931)	3,656,048	(576)	3,132,541	3,178,322	—	3,178,322	—	(52,698)	365,444	312,746
Fidelity VIP II Investment Grade Bond (Pinnacle IV™) (April 27)*	(31,894)	4,940	76,190	49,236	—	(263,044)	3,286,390	(346)	3,023,000	3,072,236	—	3,072,236	—	(26,306)	328,822	302,516
Fidelity VIP Overseas (Pinnacle™) (April 27)*	654	32,819	24,345	57,818	—	(410,460)	870,205	(319)	459,426	517,244	—	517,244	—	(39,583)	88,418	48,835
Fidelity VIP Overseas (Pinnacle IV™) (April 27)*	13,165	16,877	90,582	120,624	10	(37,417)	1,852,561	(283)	1,814,871	1,935,495	—	1,935,495	1	(3,650)	186,511	182,862

See accompanying notes.

* - 2007 inception date of division.

Increase (decrease) in net assets from operations:	Increase (decrease) in net assets from contract related transactions	Unit Transactions
Division	Net investment income (loss)	Realized gains (losses)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated Service Class:
Touchstone Aggressive ETF (Pinnacle IV™)	$15,848	$126,417	$(110,683)	$31,582	$891,449	$(29,320)	$848,134	$(262)	$1,710,001	$1,741,583	$615,805	$2,357,388	79,051	(2,603)	76,531	152,979
Touchstone Aggressive ETF (Pinnacle V™) (May 21)*	868	1,267	(3,380)	(1,245)	47,491	(462)	6,174	—	53,203	51,958	—	51,958	4,756	(48)	643	5,351
Touchstone Conservative ETF (Pinnacle IV™)	6,865	76,778	22,500	106,143	369,266	(118,786)	154,622	(120)	404,982	511,125	2,064,071	2,575,196	34,220	(10,791)	15,669	39,098
Touchstone Conservative ETF (Pinnacle V™) (May 21)*	4,679	535	(7,075)	(1,861)	271,223	(473)	32,800	—	303,550	301,689	—	301,689	26,795	(47)	3,292	30,040
Touchstone Enhanced ETF (Pinnacle IV™)	6,277	31,571	(25,563)	12,285	155,531	(32,481)	290,982	(126)	413,906	426,191	648,013	1,074,204	13,724	(2,836)	25,642	36,530
Touchstone Enhanced ETF (Pinnacle V™) (May 21)*	1,466	658	(4,682)	(2,558)	67,440	(926)	28,877	—	95,391	92,833	—	92,833	6,835	(97)	2,989	9,727
Touchstone Moderate ETF (Pinnacle IV™)	9,500	27,940	(10,932)	26,508	1,441,344	(91,195)	931,320	(272)	2,281,197	2,307,705	637,026	2,944,731	129,621	(8,183)	84,598	206,036
Touchstone Moderate ETF (Pinnacle V™) (May 21)*	1,080	471	(3,876)	(2,325)	97,438	(467)	5,626	—	102,597	100,272	—	100,272	9,652	(48)	571	10,175
Touchstone GMAB Aggressive ETF (Pinnacle IV™)	5,330	30,017	(34,044)	1,303	712,718	(142,277)	14	—	570,455	571,758	154,055	725,813	63,727	(12,840)	4	50,891
Touchstone GMAB Aggressive ETF (Pinnacle V™) (May 21)*	736	1,315	(4,636)	(2,585)	53,121	—	2	—	53,123	50,538	—	50,538	5,225	—	—	5,225
Touchstone GMAB Conservative ETF (Pinnacle IV™) (April 27)*	741	753	49	1,543	189,192	(6,000)	21	—	183,213	184,756	—	184,756	17,495	(549)	1	16,947
Touchstone GMAB Moderate ETF (Pinnacle IV™)	491	21,896	12,950	35,337	3,270,287	(105,879)	165	(30)	3,164,543	3,199,880	106,756	3,306,636	300,190	(9,511)	15	290,694
Touchstone GMAB Moderate ETF (Pinnacle V™) (May 21)*	1,554	598	(3,361)	(1,209)	146,193	—	(1)	—	146,192	144,983	—	144,983	14,767	—	—	14,767
Touchstone Money Market (Pinnacle IV™)	396,660	—	—	396,660	4,419,241	(2,363,774)	(2,682,598)	(8,274)	(635,405)	(238,745)	11,390,984	11,152,239	419,663	(223,460)	(254,215)	(58,012)
Touchstone Money Market (Pinnacle V™) (May 21)*	2,506	—	2	2,508	1,059,161	(13,045)	(647,018)	—	399,098	401,606	—	401,606	104,287	(1,284)	(63,625)	39,378
Non-Affiliated Service Class:
Fidelity VIP Growth (Pinnacle™)	(12,032)	139,579	306,918	434,465	26,809	(402,255)	(156,509)	(596)	(532,551)	(98,086)	2,021,641	1,923,555	2,952	(41,909)	(16,247)	(55,204)
Fidelity VIP III Mid Cap (Pinnacle™)	(52,470)	2,307,758	(927,259)	1,328,029	43,931	(1,567,331)	(1,314,415)	(2,047)	(2,839,862)	(1,511,833)	10,166,374	8,654,541	1,337	(43,906)	(36,968)	(79,537)
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (Pinnacle IV™)	13,911	10,674	16,988	41,573	9,541	(16,967)	23,497	(48)	16,023	57,596	296,117	353,713	836	(1,419)	1,971	1,388
Fidelity VIP Asset Manager (Pinnacle V™) (May 21)*	368	—	(35)	333	13,852	—	—	—	13,852	14,185	—	14,185	1,328	—	—	1,328
Fidelity VIP Balanced (Pinnacle IV™)	57,670	87,873	(44,375)	101,168	198,065	(148,588)	265,997	(371)	315,103	416,271	1,346,134	1,762,405	14,055	(10,585)	19,118	22,588
Fidelity VIP Balanced (Pinnacle V™) (May 21)*	247	(3)	(949)	(705)	23,885	—	—	—	23,885	23,180	—	23,180	2,334	—	—	2,334
Fidelity VIP Contrafund (Pinnacle IV™)	646,809	4,049,015	(2,436,387)	2,259,437	1,217,571	(798,641)	1,125,800	(3,394)	1,541,336	3,800,773	13,283,937	17,084,710	69,477	(44,412)	65,102	90,167
Fidelity VIP Contrafund (Pinnacle V™) (May 21)*	22,252	84,039	(107,075)	(784)	370,397	(1,299)	89,847	—	458,945	458,161	—	458,161	34,356	(121)	8,275	42,510
Fidelity VIP Disciplined Small Cap (Pinnacle™) (April 27)*	(3,770)	1,001	(56,666)	(59,435)	75	(26,075)	643,570	(91)	617,479	558,044	—	558,044	8	(2,779)	64,726	61,955
Fidelity VIP Disciplined Small Cap (Pinnacle IV™) (April 27)*	(1,404)	(1,010)	(18,609)	(21,023)	3,262	(13,743)	251,427	(7)	240,939	219,916	—	219,916	325	(1,496)	25,603	24,432
Fidelity VIP Disciplined Small Cap (Pinnacle V™) (May 21)*	13	53	(380)	(314)	12,421	—	—	—	12,421	12,107	—	12,107	1,337	—	—	1,337
Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV™)	13,777	25,872	(26,340)	13,309	44,217	(21,373)	53,439	(37)	76,246	89,555	265,231	354,786	2,820	(1,317)	3,229	4,732
Fidelity VIP Dynamic Capital Appreciation (Pinnacle V™) (May 21)*	2,191	2,516	(7,108)	(2,401)	141	(364)	49,380	—	49,157	46,756	—	46,756	14	(36)	4,798	4,776
Fidelity VIP Equity-Income (Pinnacle IV™)	42,534	634,677	(688,026)	(10,815)	361,957	(529,646)	582,486	(1,030)	413,767	402,952	4,884,861	5,287,813	23,700	(34,410)	38,761	28,051
Fidelity VIP Equity-Income (Pinnacle V™) (May 21)*	208	784	(1,043)	(51)	5,168	—	5,026	—	10,194	10,143	—	10,143	559	—	549	1,108
Fidelity VIP Freedom 2010 (Pinnacle IV™) (April 27)*	6,347	2,051	(4,595)	3,803	245,432	(4,000)	(1)	—	241,431	245,234	—	245,234	24,374	(396)	—	23,978
Fidelity VIP Freedom 2010 (Pinnacle V™) (May 21)*	2,071	591	(3,630)	(968)	74,755	—	1	—	74,756	73,788	—	73,788	7,273	—	—	7,273
Fidelity VIP Freedom 2015 (Pinnacle™) (April 27)*	478	140	(667)	(49)	—	—	15,000	—	15,000	14,951	—	14,951	—	—	1,459	1,459
Fidelity VIP Freedom 2015 (Pinnacle IV™) (April 27)*	12,232	4,333	(3,060)	13,505	441,611	(187)	2,338	—	443,762	457,267	—	457,267	44,446	(18)	230	44,658
Fidelity VIP Freedom 2015 (Pinnacle V™) (May 21)*	4,076	1,245	(6,244)	(923)	134,327	—	—	—	134,327	133,404	—	133,404	13,152	—	—	13,152
Fidelity VIP Freedom 2020 (Pinnacle IV™) (April 27)*	9,562	3,371	(4,836)	8,097	350,000	—	5,363	(6)	355,357	363,454	—	363,454	34,930	(1)	528	35,457
Fidelity VIP Freedom 2020 (Pinnacle V™) (May 21)*	2,651	813	(3,397)	67	88,910	—	(1)	—	88,909	88,976	—	88,976	8,781	—	—	8,781
Fidelity VIP Freedom 2025 (Pinnacle IV™) (April 27)*	71	23	(87)	7	1,200	—	1,534	(1)	2,733	2,740	—	2,740	117	—	150	267
Fidelity VIP Freedom 2025 (Pinnacle V™) (May 21)*	2,220	615	(3,603)	(768)	75,000	—	1	—	75,001	74,233	—	74,233	7,329	—	—	7,329
Fidelity VIP Freedom 2030 (Pinnacle IV™) (April 27)*	112	38	(192)	(42)	1,358	—	2,117	—	3,475	3,433	—	3,433	127	—	207	334
Fidelity VIP Freedom 2030 (Pinnacle V™) (May 21)*	3,110	1,099	(7,835)	(3,626)	103,373	—	200	—	103,573	99,947	—	99,947	9,856	—	20	9,876
Fidelity VIP Growth (Pinnacle™) (April 27)*	(1,072)	1,357	14,593	14,878	11	(14,252)	332,033	(11)	317,781	332,659	—	332,659	1	(1,399)	29,805	28,407
Fidelity VIP Growth (Pinnacle IV™)	(19,970)	98,710	352,505	431,245	127,199	(132,868)	154,283	(449)	148,165	579,410	1,597,961	2,177,371	10,592	(10,888)	13,974	13,678
Fidelity VIP Growth (Pinnacle V™) (May 21)*	(4)	—	(31)	(35)	400	—	3,084	—	3,484	3,449	—	3,449	33	—	265	298
Fidelity VIP Growth & Income (Pinnacle IV™)	76,310	383,196	(154,436)	305,070	215,327	(383,233)	(928,446)	(766)	(1,097,118)	(792,048)	2,923,201	2,131,153	15,539	(28,152)	(63,592)	(76,205)
Fidelity VIP Growth & Income (Pinnacle V™) (May 21)*	72	747	131	950	25,911	—	(456)	—	25,455	26,405	—	26,405	2,628	—	(43)	2,585
Fidelity VIP Growth Opportunities (Pinnacle IV™)	(10,055)	62,940	66,174	119,059	34,025	(52,125)	32,893	(280)	14,513	133,572	614,583	748,155	2,428	(3,976)	1,806	258
Fidelity VIP Growth Opportunities (Pinnacle V™) (May 21)*	(19)	—	373	354	25,507	—	1	—	25,508	25,862	—	25,862	2,358	—	—	2,358
Fidelity VIP High Income (Pinnacle IV™)	72,116	(4,017)	(60,224)	7,875	159,766	(50,691)	160,232	(138)	269,169	277,044	776,291	1,053,335	11,510	(3,678)	11,649	19,481
Fidelity VIP High Income (Pinnacle V™) (May 21)*	1,214	13	(1,171)	56	13,076	—	2,779	—	15,855	15,911	—	15,911	1,348	—	286	1,634

See accompanying notes.

* - 2007 inception date of division.

Increase (decrease) in net assets from operations:	Increase (decrease) in net assets from contract related transactions	Unit Transactions
Division	Net investment income (loss)	Realized gains (losses)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP II Index 500 (Pinnacle™) (April 27)*	$8,273	$1,106	$(33,369)	$(23,990)	$22,348	$(100,020)	$844,078	$(78)	$766,328	$742,338	$—	$742,338	2,209	(9,916)	83,090	75,383
Fidelity VIP II Index 500 (Pinnacle IV™) (April 27)*	48,314	12,370	(169,062)	(108,378)	117,103	(345,865)	7,347,706	(969)	7,117,975	7,009,597	—	7,009,597	11,531	(34,566)	735,338	712,303
Fidelity VIP II Index 500 (Pinnacle V™) (May 21)*	724	(4)	(1,995)	(1,275)	30,251	—	20,666	—	50,917	49,642	—	49,642	3,015	—	2,132	5,147
Fidelity VIP Investment Grade Bond (Pinnacle IV™)	36,118	(5,351)	58,505	89,272	445,016	(330,001)	1,952,243	(330)	2,066,928	2,156,200	1,786,527	3,942,727	41,577	(30,562)	182,410	193,425
Fidelity VIP Investment Grade Bond (Pinnacle V™) (May 21)*	(182)	2	946	766	80,831	—	—	—	80,831	81,597	—	81,597	8,029	—	—	8,029
Fidelity VIP Mid Cap (Pinnacle™) (April 27)*	(5,697)	6,940	14,758	16,001	27,389	(91,047)	1,591,569	(170)	1,527,741	1,543,742	—	1,543,742	2,731	(8,862)	153,043	146,912
Fidelity VIP Mid Cap (Pinnacle IV™)	(53,839)	820,546	(27,258)	739,449	389,395	(470,930)	807,647	(1,687)	724,425	1,463,874	5,205,797	6,669,671	18,356	(21,811)	37,328	33,873
Fidelity VIP Mid Cap (Pinnacle V™) (May 21)*	106	130	(697)	(461)	151,436	(2,409)	81,879	—	230,906	230,445	—	230,445	14,528	(223)	7,831	22,136
Fidelity VIP Overseas (Pinnacle IV™)	48,763	214,324	64,774	327,861	386,175	(292,971)	3,120,481	(507)	3,213,178	3,541,039	1,325,003	4,866,042	23,660	(17,040)	185,919	192,539
Fidelity VIP Overseas (Pinnacle V™) (May 21)*	2,131	619	(3,122)	(372)	76,867	(365)	79,207	—	155,709	155,337	—	155,337	7,494	(35)	7,503	14,962
Fidelity VIP Asset Manager (Pinnacle™)	5,058	8,679	4,647	18,384	—	(4,097)	40,395	(37)	36,261	54,645	92,961	147,606	—	(344)	3,638	3,294
Fidelity VIP Balanced (Pinnacle™)	17,516	25,498	(10,258)	32,756	—	(80,528)	103,523	(53)	22,942	55,698	379,464	435,162	—	(6,257)	8,444	2,187
Fidelity VIP Dynamic Capital Appreciation (Pinnacle™)	13,840	20,318	(33,204)	954	1,660	(22,066)	163,644	(232)	143,006	143,960	181,171	325,131	110	(1,429)	10,278	8,959
Fidelity VIP High Income (Pinnacle™)	10,862	(7,109)	(2,141)	1,612	13,721	(62,453)	(3,106)	(4)	(51,842)	(50,230)	148,819	98,589	1,173	(5,173)	(322)	(4,322)
Fidelity VIP Investment Grade Bond (Pinnacle™)	(766)	2,137	15,038	16,409	30,941	(215,114)	751,217	(76)	566,968	583,377	107,817	691,194	2,893	(19,795)	69,911	53,009
Fidelity VIP Overseas (Pinnacle™)	23,030	76,654	44,007	143,691	20,403	(206,625)	1,834,020	(375)	1,647,423	1,791,114	431,550	2,222,664	1,241	(12,326)	110,189	99,104
Non-Affiliated Class 1:
Van Kampen UIF Emerging Markets Debt (Pinnacle IV™)	59,532	11,477	(23,653)	47,356	3,012	(89,900)	(292,192)	(179)	(379,259)	(331,903)	974,073	642,170	175	(5,085)	(16,287)	(21,197)
Van Kampen UIF U.S. Real Estate (Pinnacle IV™)	26,957	1,162,964	(1,950,544)	(760,623)	637,510	(548,650)	(1,666,700)	(976)	(1,578,816)	(2,339,439)	5,132,483	2,793,044	21,384	(20,495)	(62,561)	(61,672)
Franklin Growth and Income Securities (Pinnacle™)	122,522	1,096,673	(1,421,611)	(202,416)	49,627	(1,851,122)	(690,446)	(2,520)	(2,494,461)	(2,696,877)	7,669,257	4,972,380	3,218	(118,649)	(43,495)	(158,926)
Franklin Income Securities (Pinnacle™)	365,343	1,930,523	(1,783,439)	512,427	269,038	(3,745,889)	(8,408)	(3,874)	(3,489,133)	(2,976,706)	17,942,960	14,966,254	15,438	(217,035)	1,056	(200,541)
Non-Affiliated Class 2:	—															—
Franklin Growth and Income Securities (Pinnacle™) (April 27)*	25,348	38,702	(191,030)	(126,980)	121,407	(256,047)	1,372,549	(214)	1,237,695	1,110,715	—	1,110,715	12,480	(26,025)	137,182	123,637
Franklin Growth and Income Securities (Pinnacle IV™)	139,087	486,789	(1,283,619)	(657,743)	320,573	(476,816)	4,944,628	(1,313)	4,787,072	4,129,329	2,637,818	6,767,147	21,183	(31,090)	305,866	295,959
Franklin Growth and Income Securities (Pinnacle V™) (May 21)*	(143)	(605)	(2,254)	(3,002)	51,000	—	1,241	—	52,241	49,239	—	49,239	5,479	—	135	5,614
Franklin Income Securities (Pinnacle IV™)	235,072	444,399	(468,295)	211,176	1,221,113	(889,518)	377,609	(1,300)	707,904	919,080	9,381,346	10,300,426	72,423	(51,766)	21,315	41,972
Franklin Income Securities (Pinnacle V™) (May 21)*	(832)	809	428	405	312,209	(59,593)	15,607	—	268,223	268,628	—	268,628	32,603	(6,135)	1,633	28,101
Franklin Large Cap Growth Securities (Pinnacle IV™)	(15,841)	71,453	32,603	88,215	88,152	(95,561)	129,396	(240)	121,747	209,962	1,965,584	2,175,546	6,087	(6,677)	8,730	8,140
Franklin Large Cap Growth Securities (Pinnacle V™) (May 21)*	(95)	223	(943)	(815)	5,051	(364)	49,493	—	54,180	53,365	—	53,365	538	(38)	5,071	5,571
Franklin Mutual Shares Securities (Pinnacle IV™)	45,413	404,752	(371,389)	78,776	671,143	(541,992)	1,588,423	(1,001)	1,716,573	1,795,349	5,869,618	7,664,967	37,441	(30,151)	88,827	96,117
Franklin Mutual Shares Securities (Pinnacle V™) (May 21)*	(1,185)	7	(1,881)	(3,059)	400,440	(2,125)	41,223	—	439,538	436,479	—	436,479	42,232	(225)	4,330	46,337
Franklin Small Cap Value Securities Fund (Pinnacle™) (April 27)*	196	(2,432)	(54)	(2,290)	—	(15,173)	18,154	—	2,981	691	—	691	—	(1,691)	1,769	78
Franklin Small Cap Value Securities Fund (Pinnacle IV™) (April 27)*	(211)	(297)	(2,128)	(2,636)	—	—	42,817	—	42,817	40,181	—	40,181	—	—	4,527	4,527
Franklin Small Cap Value Securities Fund (Pinnacle V™) (May 21)*	(5)	—	(77)	(82)	847	—	1,287	—	2,134	2,052	—	2,052	88	—	144	232
Templeton Foreign Securities (Pinnacle IV™)	26,422	303,488	136,754	466,664	257,975	(182,833)	578,352	(725)	652,769	1,119,433	3,221,259	4,340,692	12,996	(8,945)	26,826	30,877
Templeton Foreign Securities (Pinnacle V™) (May 21)*	(108)	4	224	120	41,778	(232)	14,931	—	56,477	56,597	—	56,597	3,990	(22)	1,429	5,397
Templeton Growth Securities (Pinnacle IV™)	11,238	494,032	(475,255)	30,015	254,257	(336,933)	(18,327)	(313)	(101,316)	(71,301)	3,115,893	3,044,592	13,466	(17,473)	(1,269)	(5,276)
Templeton Growth Securities (Pinnacle V™) (May 21)*	(46)	4	(467)	(509)	9,500	(465)	27,516	—	36,551	36,042	—	36,042	983	(48)	2,846	3,781
Van Kampen LIT Comstock (Pinnacle IV™)	2,760	64,851	(117,203)	(49,592)	1,268	(61,613)	68,586	(230)	8,011	(41,581)	1,351,040	1,309,459	75	(3,629)	4,118	564
Van Kampen LIT Comstock (Pinnacle V™) (May 21)*	(18)	—	(57)	(75)	8,000	—	—	—	8,000	7,925	—	7,925	887	—	—	887
Van Kampen LIT Strategic Growth (Pinnacle IV™)	(5,872)	27,932	30,850	52,910	11,193	(34,497)	(70,779)	(71)	(94,154)	(41,244)	439,401	398,157	779	(2,441)	(5,224)	(6,886)
Van Kampen LIT Strategic Growth (Pinnacle V™) (May 21)*	(6)	—	67	61	8,249	—	1	—	8,250	8,311	—	8,311	775	—	—	775
Van Kampen UIF Emerging Markets Debt (Pinnacle IV™) (April 27)*	1,646	(1,264)	1,372	1,754	19,937	(7,441)	603,640	(8)	616,128	617,882	—	617,882	1,997	(736)	59,506	60,767
Van Kampen UIF Emerging Markets Debt (Pinnacle V™) (May 21)*	(4)	—	13	9	1,250	—	—	—	1,250	1,259	—	1,259	125	—	—	125
Van Kampen UIF Emerging Markets Equity (Pinnacle IV™)	(15,056)	340,507	330,656	656,107	125,763	(176,116)	1,327,532	(560)	1,276,619	1,932,726	1,669,986	3,602,712	3,741	(4,357)	30,658	30,042
Van Kampen UIF Emerging Markets Equity (Pinnacle V™) (May 21)*	(648)	37	(7,684)	(8,295)	188,926	(2,077)	111,279	—	298,128	289,833	—	289,833	14,656	(169)	8,847	23,334
Van Kampen UIF U.S. Real Estate (Pinnacle IV™) (April 27)*	6,349	(21,791)	(152,099)	(167,541)	133,933	(55,868)	916,776	(125)	994,716	827,175	—	827,175	14,916	(6,615)	99,178	107,479
Van Kampen UIF U.S. Real Estate (Pinnacle V™) (May 21)*	(35)	(6)	(1,798)	(1,839)	13,390	—	2,738	—	16,128	14,289	—	14,289	1,411	—	327	1,738
Franklin Large Cap Growth Securities (Pinnacle™)	(3,334)	45,096	(19,134)	22,628	294	(96,031)	277,079	(57)	181,285	203,913	496,745	700,658	20	(6,424)	18,778	12,374
Franklin Mutual Shares Securities (Pinnacle™)	13,773	243,654	(217,188)	40,239	58,361	(411,299)	398,254	(689)	44,627	84,866	1,759,926	1,844,792	3,195	(22,732)	22,288	2,751
Templeton Foreign Securities (Pinnacle™)	21,373	341,624	(87,476)	275,521	20,278	(225,739)	(42,977)	(262)	(248,700)	26,821	1,832,260	1,859,081	995	(10,557)	(791)	(10,353)
Templeton Growth Securities (Pinnacle™)	1,530	269,233	(221,907)	48,856	420	(337,687)	(555,336)	(224)	(892,827)	(843,971)	1,740,240	896,269	23	(17,964)	(28,172)	(46,113)

See accompanying notes.

* - 2007 inception date of division.

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gains (losses)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Van Kampen LIT Comstock (Pinnacle™)	$1,300	$26,050	$(36,037)	$(8,687)	$666	$(51,234)	$(135,986)	$(101)	$(186,655)	$(195,342)	$452,092	$256,750	38	(3,017)	(8,047)	(11,026)
Van Kampen LIT Strategic Growth (Pinnacle™)	(1,140)	4,120	9,108	12,088	150	(449)	(12,685)	(32)	(13,016)	(928)	80,616	79,688	10	(33)	(814)	(837)
Van Kampen UIF Emerging Markets Equity (Pinnacle™)	(10,536)	581,591	(38,435)	532,620	19,260	(372,806)	442,182	(304)	88,332	620,952	1,792,738	2,413,690	528	(9,658)	7,504	(1,626)
Non-Affiliated Class A
DWS Small Cap Index VIP (Pinnacle IV™)	(118)	5,334	(7,907)	(2,691)	—	(268)	928	(43)	617	(2,074)	78,453	76,379	—	(19)	52	33
DWS VIT Small Cap Index VIP (Pinnacle™)	(2,931)	233,319	(319,691)	(89,303)	14,507	(536,470)	(486,440)	(564)	(1,008,967)	(1,098,270)	2,854,963	1,756,693	844	(31,055)	(31,452)	(61,663)
Non-Affiliated Class B
DWS Small Cap Index VIP (Pinnacle IV™)	(3,434)	86,079	(112,238)	(29,593)	71,570	(87,229)	(26,270)	(254)	(42,183)	(71,776)	894,465	822,689	4,696	(5,709)	(1,730)	(2,743)

See accompanying notes.

* - 2007 inception date of division.

Separate Account II

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets

For the Year Ended December 31, 2006

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Net realized gain (loss) on sale of investments	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated:
Touchstone Aggressive ETF (Pinnacle IV™)	$2,433	$37,583	$239,312	$279,328	$308,255	$(81,463)	$515,944	$(502)	$742,234	$1,021,562	$ 1,790,017	$ 2,811,579	27,883	(7,311)	47,711	68,283
Touchstone Balanced (Pinnacle IV™)	8,882	211,523	(37,459)	182,946	139,912	(78,283)	41,398	(214)	102,813	285,759	1,903,517	2,189,276	10,729	(6,012)	3,200	7,917
Touchstone Baron Small Cap (Pinnacle IV™)	(49,283)	307,200	255,709	513,626	594,858	(180,154)	345,276	(1,273)	758,707	1,272,333	2,829,925	4,102,258	35,461	(10,882)	19,629	44,208
Touchstone Conservative ETF (Pinnacle IV™)	(9,304)	15,834	112,202	118,732	53,924	(99,543)	931,774	(322)	885,833	1,004,565	907,818	1,912,383	5,201	(9,481)	89,970	85,690
Touchstone Core Bond (Pinnacle IV™)	30,502	(2,339)	(1,849)	26,314	77,023	(104,663)	195,145	(183)	167,322	193,636	873,614	1,067,250	7,012	(9,593)	17,920	15,339
Touchstone Mid Cap Growth (Pinnacle IV™)	(26,111)	93,553	166,572	234,014	439,354	(88,033)	62,784	(430)	413,675	647,689	1,414,230	2,061,919	29,551	(5,963)	4,091	27,679
Touchstone Enhanced Dividend 30 (Pinnacle IV™)	10,762	20,126	111,633	142,521	446,611	(26,205)	(114,017)	(281)	306,108	448,629	454,714	903,343	38,308	(2,247)	(10,444)	25,617
Touchstone Enhanced ETF (Pinnacle IV™)	(15,346)	37,601	205,943	228,198	797,963	(39,130)	247,990	(404)	1,006,419	1,234,617	1,235,894	2,470,511	67,817	(3,377)	20,945	85,385
Touchstone Growth & Income (Pinnacle IV™)	12,011	128,382	(22,583)	117,810	404,992	(98,813)	(212,426)	(400)	93,353	211,163	958,436	1,169,599	33,058	(8,036)	(17,754)	7,268
Touchstone High Yield (Pinnacle IV™)	177,558	24,487	(36,332)	165,713	204,485	(151,081)	478,853	(365)	531,892	697,605	2,304,589	3,002,194	15,298	(11,349)	35,715	39,664
Touchstone Large Cap Growth (Pinnacle IV™)	(4,851)	56,867	88,716	140,732	389,777	(54,432)	(88,803)	(216)	246,326	387,058	796,731	1,183,789	35,442	(4,885)	(8,450)	22,107
Touchstone Moderate ETF (Pinnacle IV™)	(12,226)	34,401	276,150	298,325	753,110	(170,179)	570,248	(476)	1,152,703	1,451,028	2,269,087	3,720,115	70,329	(15,549)	53,056	107,836
Touchstone Money Market (Pinnacle IV™)	5,769	—	—	5,769	—	(2,680)	(4)	(28)	(2,712)	3,057	169,930	172,987	—	(263)	—	(263)
Touchstone Third Avenue Value (Pinnacle IV™)	(38,610)	1,328,194	407,954	1,697,538	2,200,534	(631,362)	1,114,325	(3,681)	2,679,816	4,377,354	10,577,298	14,954,652	126,889	(36,414)	62,356	152,831
Touchstone Value Plus (Pinnacle IV™)	(7,225)	46,003	185,502	224,280	196,933	(75,586)	99,686	(198)	220,835	445,115	1,112,783	1,557,898	16,990	(6,273)	8,266	18,983
Touchstone Aggressive ETF (Pinnacle™)	1,098	27,221	52,225	80,544	8,781	(52,530)	113,916	(402)	69,765	150,309	651,499	801,808	779	(4,813)	10,114	6,080
Touchstone Balanced (Pinnacle™)	3,822	180,793	(82,130)	102,485	11,080	(347,089)	68,500	(143)	(267,652)	(165,167)	1,314,318	1,149,151	885	(26,682)	4,856	(20,941)
Touchstone Baron Small Cap (Pinnacle™)	(52,689)	705,511	(44,041)	608,781	31,312	(609,552)	(247,499)	(1,138)	(826,877)	(218,096)	3,970,456	3,752,360	1,052	(20,780)	(8,386)	(28,114)
Touchstone Conservative ETF (Pinnacle™)	(1,094)	700	14,519	14,125	—	(3,095)	5,981	—	2,886	17,011	206,636	223,647	—	(292)	580	288
Touchstone Core Bond (Pinnacle™)	26,563	1,012	(4,176)	23,399	2,000	(190,708)	108,203	(201)	(80,706)	(57,307)	959,532	902,225	179	(17,439)	9,885	(7,375)
Touchstone Mid Cap Growth (Pinnacle™)	(6,138)	3,772	66,173	63,807	7,698	(80,640)	31,906	(130)	(41,166)	22,641	372,442	395,083	506	(5,583)	3,099	(1,978)
Touchstone Enhanced Dividend 30 (Pinnacle™)	221	3,576	7,331	11,128	4,000	(19,703)	(2,634)	(5)	(18,342)	(7,214)	47,398	40,184	352	(1,575)	(219)	(1,442)
Touchstone Enhanced ETF (Pinnacle™)	(25,164)	52,127	467,575	494,538	750	(260,238)	609,467	(1,203)	348,776	843,314	3,383,318	4,226,632	62	(21,973)	51,934	30,023
Touchstone Growth & Income (Pinnacle™)	2,837	29,406	210	32,453	9,560	(41,544)	(32,474)	(75)	(64,533)	(32,080)	326,185	294,105	761	(3,497)	(2,676)	(5,412)
Touchstone High Yield (Pinnacle™)	149,531	27,854	(10,336)	167,049	32,967	(647,178)	(57,972)	(699)	(672,882)	(505,833)	3,095,810	2,589,977	2,488	(48,577)	(4,405)	(50,494)
Touchstone Large Cap Growth (Pinnacle™)	(16,963)	271,985	113,958	368,980	15,728	(747,612)	(381,731)	(1,066)	(1,114,681)	(745,701)	3,111,453	2,365,752	756	(37,494)	(18,810)	(55,548)
Touchstone Moderate ETF (Pinnacle™)	(1,908)	12,731	44,740	55,563	—	(113,099)	43,834	(165)	(69,430)	(13,867)	700,721	686,854	—	(10,531)	3,553	(6,978)
Touchstone Money Market (Pinnacle™)	322,190	—	—	322,190	250,398	(3,901,681)	1,208,850	(2,633)	(2,445,066)	(2,122,876)	10,404,420	8,281,544	24,473	(378,763)	117,221	(237,069)
Touchstone Third Avenue Value (Pinnacle™)	(47,570)	2,248,110	(411,406)	1,789,134	142,377	(2,362,157)	581,169	(4,261)	(1,642,872)	146,262	13,791,280	13,937,542	2,808	(46,286)	10,427	(33,051)
Touchstone Value Plus (Pinnacle™)	(8,377)	157,107	101,619	250,349	31,476	(326,763)	31,987	(425)	(263,725)	(13,376)	1,539,920	1,526,544	2,802	(27,946)	2,593	(22,551)
Non-Affiliated:
JP Morgan Mid Cap Value (Pinnacle IV™)	11,748	163,039	277,059	451,846	198,483	(176,055)	(13,422)	(1,126)	7,880	459,726	2,924,399	3,384,125	12,662	(11,058)	(647)	957
JP Morgan Mid Cap Value (Pinnacle™)	4,552	45,495	20,243	70,290	3,652	(89,785)	(197,230)	(294)	(283,657)	(213,367)	590,991	377,624	277	(6,749)	(14,790)	(21,262)
Van Kampen UIF Emerging Markets Debt (Pinnacle™)	71,673	35,896	(32,878)	74,691	11,359	(142,073)	(13,187)	(183)	(144,084)	(69,393)	904,749	835,356	560	(7,181)	(722)	(7,343)
Van Kampen UIF U.S. Real Estate (Pinnacle™)	(1,866)	790,430	124,210	912,774	90,735	(1,210,947)	(3,505)	(702)	(1,124,419)	(211,645)	3,043,083	2,831,438	3,111	(42,019)	783	(38,125)
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Pinnacle™)	183,676	763,930	(8,643)	938,963	7,265	(854,861)	68,058	(1,533)	(781,071)	157,892	5,673,507	5,831,399	463	(55,181)	3,006	(51,712)
Fidelity VIP II Contrafund (Pinnacle™)	(7,916)	2,567,073	(1,286,051)	1,273,106	115,486	(2,137,129)	176,509	(4,601)	(1,849,735)	(576,629)	13,418,371	12,841,742	6,089	(111,241)	9,607	(95,545)
Fidelity VIP III Growth & Income (Pinnacle™)	(14,293)	438,323	(2,479)	421,551	93,108	(1,072,417)	144,387	(1,313)	(836,235)	(414,684)	4,254,495	3,839,811	6,639	(77,183)	10,229	(60,315)
Fidelity VIP III Growth Opportunities (Pinnacle™)	(9,995)	172,612	(107,802)	54,815	3,040	(481,071)	(23,310)	(682)	(502,023)	(447,208)	2,093,294	1,646,086	279	(46,890)	(2,351)	(48,962)
Affiliated Service Class:
Touchstone Aggressive ETF (Pinnacle IV™)(August 01)*	6,648	2,061	18,335	27,044	131,354	(3,431)	460,845	(7)	588,761	615,805	—	615,805	12,675	(329)	44,164	56,510
Touchstone Conservative ETF (Pinnacle IV™)(August 01)*	8,503	1,751	55,431	65,685	1,105,093	(43,787)	937,101	(21)	1,998,386	2,064,071	—	2,064,071	108,587	(4,226)	90,710	195,071
Touchstone Enhanced ETF (Pinnacle IV™)(August 01)*	1,931	2,630	34,615	39,176	236,540	(1,511)	373,808	—	608,837	648,013	—	648,013	23,436	(142)	35,479	58,773
Touchstone Moderate ETF (Pinnacle IV™)(August 01)*	3,755	2,786	17,986	24,527	208,787	(5,462)	409,186	(12)	612,499	637,026	—	637,026	20,184	(525)	39,750	59,409
Touchstone GMAB Aggressive ETF (Pinnacle IV™)(December 4)*	1,552	—	(1,535)	17	154,038	—	—	—	154,038	154,055	—	154,055	14,173	—	—	14,173
Touchstone GMAB Moderate ETF (Pinnacle IV™)(December 7)*	792	—	(774)	18	106,737	—	1	—	106,738	106,756	—	106,756	9,982	—	—	9,982
Touchstone Money Market (Pinnacle IV™)	306,621	—	—	306,621	9,653,961	(921,381)	(4,029,464)	(4,178)	4,698,938	5,005,559	6,385,425	11,390,984	947,507	(90,476)	(394,116)	462,915

See accompanying notes.

* – 2006 inception date of division.

Inccrease (deccrease) in net assets from operations:	Increase (decrease) in net assets from contract related transactions	Unit Transactions
Division	Net investment income (loss)	Net realized gain (loss) on sale of investments	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class:
Fidelity VIP Growth (Pinnacle™)	$(23,006)	$70,292	$62,765	$110,051	$9,956	$ (263,951)	$(223,708)	$(809)	$(478,512)	$(368,461)	$2,390,102	$2,021,641	1,135	(31,132)	(26,392)	(56,389)
Fidelity VIP III Mid Cap (Pinnacle™)	4,614	2,490,680	(1,377,204)	1,118,090	62,973	(1,802,644)	(71,941)	(2,403)	(1,814,015)	(695,925)	10,862,299	10,166,374	2,000	(58,082)	(2,703)	(58,785)
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (Pinnacle IV™)	2,334	668	11,602	14,604	3,295	(2,483)	30,964	(37)	31,739	46,343	249,774	296,117	305	(233)	2,822	2,894
Fidelity VIP Balanced (Pinnacle IV™)	3,345	52,954	55,389	111,688	131,009	(59,148)	154,181	(279)	225,763	337,451	1,008,683	1,346,134	10,175	(4,652)	12,443	17,966
Fidelity VIP Contrafund (Pinnacle IV™)	(44,627)	1,476,859	(368,685)	1,063,547	1,748,302	(556,703)	1,790,491	(2,714)	2,979,376	4,042,923	9,241,014	13,283,937	111,597	(35,502)	112,884	188,979
Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV™)	(3,817)	44,573	(3,437)	37,319	87,718	(9,156)	(41,277)	(32)	37,253	74,572	190,659	265,231	6,024	(630)	(2,024)	3,370
Fidelity VIP Equity-Income (Pinnacle IV™)	116,525	576,473	24,131	717,129	351,156	(253,068)	396,906	(837)	494,157	1,211,286	3,673,575	4,884,861	26,499	(18,888)	29,196	36,807
Fidelity VIP Growth (Pinnacle IV™)	(20,263)	27,754	62,052	69,543	54,155	(104,778)	(1,826)	(431)	(52,880)	16,663	1,581,298	1,597,961	5,184	(10,159)	(898)	(5,873)
Fidelity VIP Growth & Income (Pinnacle IV™)	(20,983)	133,304	171,211	283,532	540,176	(158,015)	(170,151)	(764)	211,246	494,778	2,428,423	2,923,201	44,661	(12,973)	(14,582)	17,106
Fidelity VIP Growth Opportunities (Pinnacle IV™)	(4,125)	5,563	14,663	16,101	50,349	(18,461)	201,389	(111)	233,166	249,267	365,316	614,583	4,104	(1,612)	16,939	19,431
Fidelity VIP High Income (Pinnacle IV™)	46,224	(4,013)	20,155	62,366	6,135	(36,584)	108,324	(128)	77,747	140,113	636,178	776,291	481	(2,845)	8,234	5,870
Fidelity VIP Investment Grade Bond (Pinnacle IV™)	26,819	(20,923)	35,261	41,157	333,780	(130,747)	284,292	(207)	487,118	528,275	1,258,252	1,786,527	32,211	(12,499)	26,838	46,550
Fidelity VIP Mid Cap (Pinnacle IV™)	(16,373)	577,679	(153,070)	408,236	794,881	(236,547)	765,283	(1,385)	1,322,232	1,730,468	3,475,329	5,205,797	42,301	(12,694)	39,730	69,337
Fidelity VIP Overseas (Pinnacle IV™)	(6,819)	24,980	116,695	134,856	360,463	(32,167)	609,242	(131)	937,407	1,072,263	252,740	1,325,003	26,099	(2,341)	44,888	68,646
Fidelity VIP Asset Manager (Pinnacle™)	810	117	3,966	4,893	—	(1,745)	26,545	(7)	24,793	29,686	63,275	92,961	—	(162)	2,486	2,324
Fidelity VIP Balanced (Pinnacle™)	5,116	27,584	8,860	41,560	2,795	(15,851)	105,210	(118)	92,036	133,596	245,868	379,464	247	(1,394)	10,213	9,066
Fidelity VIP Dynamic Capital Appreciation (Pinnacle™)	(1,739)	1,360	(4,168)	(4,547)	1,200	(86,543)	236,008	(132)	150,533	145,986	35,185	181,171	85	(6,627)	16,484	9,942
Fidelity VIP High Income (Pinnacle™)	5,214	6,378	576	12,168	—	(14,620)	25,059	(5)	10,434	22,602	126,217	148,819	—	(1,291)	2,181	890
Fidelity VIP Investment Grade Bond (Pinnacle™)	12,784	(15,704)	(898)	(3,818)	2,975	(15,787)	(3,851)	(56)	(16,719)	(20,537)	128,354	107,817	288	(1,533)	(1,009)	(2,254)
Fidelity VIP Overseas (Pinnacle™)	650	45,969	13,189	59,808	3,644	(94,460)	263,833	(134)	172,883	232,691	198,859	431,550	275	(6,802)	19,832	13,305
Non-Affiliated Class 1:
Van Kampen UIF Emerging Markets Debt (Pinnacle IV™)	44,440	7,496	12,121	64,057	68,067	(48,621)	503,605	(160)	522,891	586,948	387,125	974,073	4,244	(2,968)	30,973	32,249
Van Kampen UIF U.S. Real Estate (Pinnacle IV™)	(1,016)	579,808	734,371	1,313,163	467,361	(313,918)	340,260	(821)	492,882	1,806,045	3,326,438	5,132,483	19,987	(12,907)	14,744	21,824
Franklin Growth and Income Securities (Pinnacle™)	117,467	934,143	80,562	1,132,172	66,598	(1,877,155)	(144,231)	(3,211)	(1,957,999)	(825,827)	8,495,084	7,669,257	4,781	(133,315)	(10,436)	(138,970)
Franklin Income Securities (Pinnacle™)	432,613	1,469,653	839,783	2,742,049	220,190	(3,650,754)	189,541	(4,701)	(3,245,724)	(503,675)	18,446,635	17,942,960	14,257	(238,167)	7,768	(216,142)

Non-Affiliated Class 2:
Franklin Growth and Income Securities (Pinnacle IV™)	26,261	144,060	150,513	320,834	286,266	(99,216)	190,511	(637)	376,924	697,758	1,940,060	2,637,818	20,380	(7,115)	13,436	26,701
Franklin Income Securities (Pinnacle IV™)	148,451	148,114	806,291	1,102,856	1,856,306	(372,470)	741,835	(999)	2,224,672	3,327,528	6,053,818	9,381,346	118,432	(24,483)	46,997	140,946
Franklin Large Cap Growth Securities (Pinnacle IV™)	(12,448)	18,504	156,478	162,534	78,079	(66,091)	85,161	(220)	96,929	259,463	1,706,121	1,965,584	6,108	(5,155)	6,339	7,292
Franklin Mutual Shares Securities (Pinnacle IV™)	29,214	216,707	527,745	773,666	942,408	(207,642)	469,750	(477)	1,204,039	1,977,705	3,891,913	5,869,618	60,823	(13,024)	29,749	77,548
Templeton Foreign Securities (Pinnacle IV™)	(4,921)	116,859	404,225	516,163	445,922	(162,951)	11,516	(554)	293,933	810,096	2,411,163	3,221,259	26,216	(9,238)	456	17,434
Templeton Growth Securities (Pinnacle IV™)	(3,913)	228,575	209,235	433,897	291,245	(86,789)	551,536	(194)	755,798	1,189,695	1,926,198	3,115,893	17,979	(5,166)	30,826	43,639
Van Kampen LIT Comstock (Pinnacle IV™)	11,907	73,089	80,951	165,947	53,590	(60,585)	149,078	(224)	141,859	307,806	1,043,234	1,351,040	3,528	(3,949)	9,840	9,419
Van Kampen LIT Strategic Growth (Pinnacle IV™)	(5,963)	5,523	1,226	786	13,315	(16,345)	20,455	(60)	17,365	18,151	421,250	439,401	1,069	(1,225)	1,144	988
Van Kampen UIF Emerging Markets Equity (Pinnacle IV™)	(7,529)	116,398	211,890	320,759	197,881	(71,064)	486,604	(355)	613,066	933,825	736,161	1,669,986	7,762	(2,791)	16,761	21,732
Franklin Large Cap Growth Securities (Pinnacle™)	(3,539)	22,828	19,304	38,593	144	(50,364)	23,796	(63)	(26,487)	12,106	484,639	496,745	11	(3,915)	1,494	(2,410)
Franklin Mutual Shares Securities (Pinnacle™)	10,816	172,650	81,810	265,276	3,610	(322,715)	261,168	(450)	(58,387)	206,889	1,553,037	1,759,926	233	(20,219)	16,858	(3,128)
Templeton Foreign Securities (Pinnacle™)	(7,370)	394,278	10,942	397,850	2,903	(316,750)	(816,370)	(254)	(1,130,471)	(732,621)	2,564,881	1,832,260	159	(18,353)	(46,058)	(64,252)
Templeton Growth Securities (Pinnacle™)	(2,770)	130,441	105,623	233,294	12,146	(162,325)	573,623	(246)	423,198	656,492	1,083,748	1,740,240	729	(9,726)	32,684	23,687
Van Kampen LIT Comstock (Pinnacle™)	7,049	36,697	23,522	67,268	756	(47,702)	(123,071)	(252)	(170,269)	(103,001)	555,093	452,092	50	(3,124)	(7,820)	(10,894)
Van Kampen LIT Strategic Growth (Pinnacle™)	(1,013)	448	1,709	1,144	—	(335)	5,676	(27)	5,314	6,458	74,158	80,616	—	(27)	435	408
Van Kampen UIF Emerging Markets Equity (Pinnacle™)	(7,578)	304,077	123,005	419,504	11,194	(137,295)	121,020	(244)	(5,325)	414,179	1,378,559	1,792,738	411	(5,321)	2,576	(2,334)
Non-Affiliated Class A:
DWS Small Cap Index VIP (Pinnacle IV™)	(470)	4,969	6,564	11,063	—	(1,666)	(1,431)	(47)	(3,144)	7,919	70,534	78,453	—	(105)	(89)	(194)
DWS VIT Small Cap Index VIP (Pinnacle™)	(14,652)	376,694	(2,451)	359,591	10,725	(429,330)	(30,371)	(673)	(449,649)	(90,058)	2,945,021	2,854,963	696	(27,364)	(6,464)	(33,132)
Non-Affiliated Class B:
DWS Small Cap Index VIP (Pinnacle IV™)	(7,079)	75,942	38,625	107,488	38,318	(139,284)	164,565	(262)	63,337	170,825	723,640	894,465	2,763	(10,146)	11,292	3,909

See accompanying notes.

* – 2006 inception date of division.

Separate Account II

of

National Integrity Life Insurance Company

Notes to Financial Statements

December 31, 2007

1.   Organization and Significant Accounting Policies

Organization and Nature of Operations

National Integrity Life Insurance Company (“National Integrity”) established Separate Account II (the “Separate Account”) on May 21, 1992, under the insurance laws of the state of New York, for the purpose of issuing flexible premium variable annuity contracts (“contracts”). The Separate Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Separate Account are part of National Integrity.

National Integrity is a wholly owned subsidiary of Integrity Life Insurance Company (“Integrity”), which is a wholly owned subsidiary of The Western and Southern Life Insurance Company (“W&S”).

Contract holders may allocate or transfer their account values to one or more of the Separate Account’s investment divisions, or for certain contract holders, to one or more fixed guarantee rate options of National Integrity’s Separate Account Guaranteed Principal Option (“GPO”).  Options in the Separate Account GPO include fixed guaranteed rate options over various maturity periods that are subject to a market value adjustment (“MVA”).  In addition, certain contract holders may also allocate or transfer their account values to options held in National Integrity’s general account.  Such options include a guaranteed interest division or a Systematic Transfer Option (“STO”).  All STO contributions must be transferred to other investment divisions or to a guaranteed rate option within either six months or one year of the contribution.

The Separate Account divisions invest in shares of the corresponding portfolios of the following funds or insurance trust funds (“Funds”): Variable Insurance Products Fund (“VIP”), Variable Insurance Products Fund II (“VIP II”), and Variable Insurance Products Fund III (“VIP III”), part of the Fidelity Investments group of companies (collectively, “Fidelity’s VIP Funds”); Franklin Templeton Variable Insurance Products Trust (“Franklin Templeton Funds”); J.P. Morgan Series Trust II (“JPMorgan Series”); DWS Scudder Investments Variable Insurance Trust Funds (“DWS Funds”); Touchstone Variable Series Trust Funds (“Touchstone Funds”); Van Kampen Universal Institutional

Separate Account II

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

Funds Portfolios (“Van Kampen UIF Funds”) and Van Kampen Life Investment Trust Portfolios (“Van Kampen LIT Portfolios”). Management and Research Company serves as investment adviser to Fidelity’s VIP Funds. The investment adviser of the Franklin Templeton Funds  are various affiliates of Franklin Resources, Inc., doing business as Franklin Templeton Investments, including Franklin Advisers, Inc., Franklin Mutual Advisers, LLC, Templeton Investment Counsel, LLC, and Templeton Global Advisors Limited.  J.P. Morgan Investment Management Inc. is the investment adviser to the             JP Morgan Series.  The investment adviser for the DWS Funds is Deutsche Asset Management, Inc.  The Touchstone Funds are managed by Touchstone Advisors, Inc.  Morgan Stanley Investment Management, Inc. is the investment adviser for the Van Kampen UIF Funds.  Van Kampen Asset Management manages the Van Kampen LIT Portfolios.

The contract holder’s account value in a Separate Account division, also referred to as the subaccount, will vary depending on the performance of the corresponding portfolio, also referred to as the underlying fund. The Separate Account currently has one hundred nineteen divisions available. The investment objective of each division and its corresponding portfolio are the same.  Refer to each portfolio’s prospectus for a description of investment objectives.

The assets of the Separate Account are owned by National Integrity. The portion of the Separate Account’s assets supporting the contracts may not be used to satisfy liabilities arising out of any other business of National Integrity.

Basis of Presentation

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles for separate accounts formed as unit investment trusts.

Investments

Investments in shares of the Funds are valued at the net asset values of the respective portfolios, which approximate fair value. The difference between cost and fair value is reflected as unrealized appreciation and depreciation of investments.

Separate Account II

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

Share transactions are recorded on the trade date. Realized gains and losses on sales of the Funds’ shares are determined based on the identified cost basis.

Capital gain distributions are included in the realized gain distributions line on the Statements of Operations.  Dividends are included in the dividends line on the Statements of Operations.  Dividends from income and capital gain distributions are recorded on the ex-dividend date. Dividends and distributions from the Funds’ portfolios are reinvested in the respective portfolios and are reflected in the unit values of the divisions of the Separate Account.

Unit Value

Unit values for the Separate Account divisions are computed at the end of each business day. The unit value is equal to the unit value for the preceding business day multiplied by a net investment factor. This net investment factor is determined based on the value of the underlying mutual fund portfolios of the Separate Account, reinvested dividends and capital gains, and the daily asset charge for the mortality and expense risk and certain administrative charges.

Taxes

Operations of the Separate Account are included in the income tax return of National Integrity, which is taxed as a life insurance company under the Internal Revenue Code. The Separate Account is not taxed as a regulated investment company under Subchapter L of the Internal Revenue Code. Under the provisions of the policies, National Integrity has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current tax law, National Integrity pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, National Integrity retains the right to charge for any federal income tax incurred, which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

Separate Account II

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Recent Accounting Pronouncements

In September 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157 “Fair Value Measurements” (“Statement 157”).  Statement 157 establishes a framework for measuring values in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework and expands disclosures about the use of fair value measurements.  Statement 157 is intended to increase consistency and compatibility among fair value estimates used in financial reporting.  Statement 157 is effective for fiscal years beginning after November 15, 2007.  Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Separate Account I I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments

The aggregate cost of portfolio shares purchased and proceeds from portfolio shares sold during the periods ended December 31, 2007 (refer to the Statement of Changes in Net Assets for the applicable periods ended December 31, 2007) and the cost of shares held at December 31, 2007 for each division were as follows:

Division	Purchases	Sales	Cost
Affiliated:
Touchstone Aggressive ETF (Pinnacle IV ™)	$86,398	$1,065,373	$1,720,539
Touchstone Balanced (Pinnacle IV ™)	618,224	589,103	2,253,347
Touchstone Baron Small Cap (Pinnacle IV ™)	1,516,295	1,514,153	3,864,987
Touchstone Baron Small Cap (Pinnacle V ™)	78,602	156	78,432
Touchstone Conservative ETF (Pinnacle IV ™)	41,606	209,808	1,641,099
Touchstone Core Bond (Pinnacle IV ™)	370,435	134,540	1,307,213
Touchstone Mid Cap Growth (Pinnacle IV ™)	3,828,101	2,062,522	4,073,603
Touchstone Large Cap Core Equity (Pinnacle IV ™)	657,067	861,896	745,071
Touchstone Enhanced ETF (Pinnacle IV ™)	81,909	563,609	1,850,422
Touchstone Growth & Income (Pinnacle IV ™)	445,102	753,763	912,766
Touchstone High Yield (Pinnacle IV ™)	492,472	784,934	2,717,180
Touchstone Large Cap Growth (Pinnacle IV ™)	1,251,153	842,162	1,595,419
Touchstone Large Cap Growth (Pinnacle V ™)	540	1	539
Touchstone Moderate ETF (Pinnacle IV ™)	72,226	465,303	3,068,029
Touchstone Money Market (Pinnacle IV ™)	8,792	6,951	174,831
Touchstone Third Avenue Value (Pinnacle IV ™)	6,231,881	3,904,816	15,935,937
Touchstone Third Avenue Value (Pinnacle V ™)	457,970	593	457,342
Touchstone Value Plus (Pinnacle IV ™)	128,870	410,568	1,063,304
Touchstone Aggressive ETF (Pinnacle ™)	185,594	822,362	210,369
Touchstone Balanced (Pinnacle ™)	1,804,717	1,889,878	1,162,918
Touchstone Baron Small Cap (Pinnacle ™)	1,046,876	1,176,074	2,869,593
Touchstone Conservative ETF (Pinnacle ™)	726,035	256,500	700,210
Touchstone Core Bond (Pinnacle ™)	44,838	284,167	668,267
Touchstone Core Bond (Pinnacle V ™)	13,979	26	13,953
Touchstone Mid Cap Growth (Pinnacle ™)	768,588	215,058	964,330
Touchstone Mid Cap Growth (Pinnacle V ™)	28,370	40	28,326
Touchstone Large Cap Core Equity (Pinnacle ™)	84,756	83,732	42,889
Touchstone Large Cap Core Equity (Pinnacle V ™)	87,809	112	87,688
Touchstone Enhanced ETF (Pinnacle ™)	324,626	1,220,544	2,952,044
Touchstone Growth & Income (Pinnacle ™)	34,114	106,633	227,400
Touchstone High Yield (Pinnacle ™)	466,351	853,069	2,217,596
Touchstone High Yield (Pinnacle V ™)	42,210	93	42,118
Touchstone Large Cap Growth (Pinnacle ™)	1,238,234	722,644	2,407,896
Touchstone Moderate ETF (Pinnacle ™)	599,502	488,517	803,372
Touchstone Money Market (Pinnacle ™)	10,767,422	9,689,992	9,359,003
Touchstone Third Avenue Value (Pinnacle ™)	4,635,184	6,715,393	11,219,135
Touchstone Value Plus (Pinnacle ™)	127,466	474,799	889,767

Separate Account I I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated:
JP Morgan Mid Cap Value (Pinnacle IV ™)	$959,416	$1,915,396	$2,217,249
JP Morgan Mid Cap Value (Pinnacle ™)	20,505	92,160	271,459
Van Kampen UIF Emerging Markets Debt (Pinnacle ™)	102,631	237,879	658,392
Van Kampen UIF U.S. Real Estate (Pinnacle ™)	789,609	1,321,041	2,017,693
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Pinnacle ™)	1,060,044	2,517,941	4,786,530
Fidelity VIP II Contrafund (Pinnacle ™)	3,912,449	3,988,527	11,189,611
Fidelity VIP III Growth & Income (Pinnacle ™)	360,963	1,013,890	2,665,319
Fidelity VIP III Growth Opportunities (Pinnacle ™)	125,477	565,892	1,167,108
Fidelity VIP II Index 500 (Pinnacle ™)	7,721,614	2,632,237	5,127,860
Fidelity VIP II Index 500 (Pinnacle IV ™)	610,316	295,365	322,614
Fidelity VIP II Investment Grade Bond (Pinnacle ™)	4,215,879	1,113,257	3,101,846
Fidelity VIP II Investment Grade Bond (Pinnacle IV ™)	4,225,092	1,233,986	2,996,046
Fidelity VIP Overseas (Pinnacle ™)	1,497,130	1,037,049	492,900
Fidelity VIP Overseas (Pinnacle IV ™)	2,395,063	567,027	1,844,913
Affiliated Service Class:
Touchstone Aggressive ETF (Pinnacle IV ™)	2,570,354	786,080	2,449,736
Touchstone Aggressive ETF (Pinnacle V ™)	55,689	337	55,338
Touchstone Conservative ETF (Pinnacle IV ™)	1,162,145	744,479	2,497,266
Touchstone Conservative ETF (Pinnacle V ™)	309,404	633	308,764
Touchstone Enhanced ETF (Pinnacle IV ™)	606,408	177,511	1,065,152
Touchstone Enhanced ETF (Pinnacle V ™)	98,587	1,025	97,515
Touchstone Moderate ETF (Pinnacle IV ™)	2,449,590	144,434	2,937,676
Touchstone Moderate ETF (Pinnacle V ™)	104,614	452	104,148
Touchstone GMAB Aggressive ETF (Pinnacle IV ™)	868,415	273,596	761,391
Touchstone GMAB Aggressive ETF (Pinnacle V ™)	55,437	253	55,174
Touchstone GMAB Conservative ETF (Pinnacle IV ™)	192,801	8,428	184,707
Touchstone GMAB Moderate ETF (Pinnacle IV ™)	3,328,869	147,557	3,294,460
Touchstone GMAB Moderate ETF (Pinnacle V ™)	148,731	380	148,344
Touchstone Money Market (Pinnacle IV ™)	11,537,108	11,775,893	11,152,244
Touchstone Money Market (Pinnacle V ™)	1,059,557	657,952	401,605
Non-Affiliated Service Class:
Fidelity VIP Growth (Pinnacle ™)	52,840	597,423	1,313,130
Fidelity VIP III Mid Cap (Pinnacle ™)	1,163,478	3,123,598	6,437,646
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (Pinnacle IV ™)	59,507	20,749	315,475
Fidelity VIP Asset Manager (Pinnacle V ™)	14,245	25	14,220
Fidelity VIP Balanced (Pinnacle IV ™)	933,289	542,066	1,692,462
Fidelity VIP Balanced (Pinnacle V ™)	24,200	68	24,129
Fidelity VIP Contrafund (Pinnacle IV ™)	7,901,620	2,353,223	18,546,743
Fidelity VIP Contrafund (Pinnacle V ™)	596,307	30,228	565,236
Fidelity VIP Disciplined Small Cap (Pinnacle ™)	702,379	86,153	614,709
Fidelity VIP Disciplined Small Cap (Pinnacle IV ™)	285,672	45,162	238,525
Fidelity VIP Disciplined Small Cap (Pinnacle V ™)	12,514	26	12,487
Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV ™)	150,025	39,007	367,983
Fidelity VIP Dynamic Capital Appreciation (Pinnacle V ™)	54,305	429	53,864
Fidelity VIP Equity-Income (Pinnacle IV ™)	1,723,962	852,141	5,524,796

Separate Account I I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost

Non-Affiliated Service Class 2 (continued):
Fidelity VIP Equity-Income (Pinnacle V ™)	$11,200	$13	$11,186
Fidelity VIP Freedom 2010 (Pinnacle IV ™)	255,229	5,476	249,829
Fidelity VIP Freedom 2010 (Pinnacle V ™)	77,706	285	77,418
Fidelity VIP Freedom 2015 (Pinnacle ™)	15,635	17	15,618
Fidelity VIP Freedom 2015 (Pinnacle IV ™)	463,337	3,056	460,327
Fidelity VIP Freedom 2015 (Pinnacle V ™)	139,984	330	139,648
Fidelity VIP Freedom 2020 (Pinnacle IV ™)	369,998	1,755	368,291
Fidelity VIP Freedom 2020 (Pinnacle V ™)	92,495	122	92,373
Fidelity VIP Freedom 2025 (Pinnacle IV ™)	2,844	17	2,827
Fidelity VIP Freedom 2025 (Pinnacle V ™)	78,007	168	77,836
Fidelity VIP Freedom 2030 (Pinnacle IV ™)	3,632	7	3,625
Fidelity VIP Freedom 2030 (Pinnacle V ™)	108,134	349	107,782
Fidelity VIP Growth (Pinnacle ™)	338,482	21,773	318,066
Fidelity VIP Growth (Pinnacle IV ™)	462,682	334,486	1,618,792
Fidelity VIP Growth (Pinnacle V ™)	3,486	6	3,480
Fidelity VIP Growth & Income (Pinnacle IV ™)	511,402	1,492,219	1,848,071
Fidelity VIP Growth & Income (Pinnacle V ™)	57,911	32,383	26,275
Fidelity VIP Growth Opportunities (Pinnacle IV ™)	304,594	300,136	630,798
Fidelity VIP Growth Opportunities (Pinnacle V ™)	25,508	19	25,489
Fidelity VIP High Income (Pinnacle IV ™)	768,776	427,491	1,132,271
Fidelity VIP High Income (Pinnacle V ™)	80,819	63,750	17,082
Fidelity VIP II Index 500 (Pinnacle ™)	1,002,575	227,973	775,708
Fidelity VIP II Index 500 (Pinnacle IV ™)	8,310,678	1,144,389	7,178,659
Fidelity VIP II Index 500 (Pinnacle V ™)	51,752	109	51,639
Fidelity VIP Investment Grade Bond (Pinnacle IV ™)	3,085,774	982,729	3,853,745
Fidelity VIP Investment Grade Bond (Pinnacle V ™)	80,827	178	80,651
Fidelity VIP Mid Cap (Pinnacle ™)	1,706,147	184,103	1,528,984
Fidelity VIP Mid Cap (Pinnacle IV ™)	2,204,470	1,040,281	6,091,366
Fidelity VIP Mid Cap (Pinnacle V ™)	233,212	2,200	231,142
Fidelity VIP Overseas (Pinnacle IV ™)	4,003,763	643,719	4,646,265
Fidelity VIP Overseas (Pinnacle V ™)	174,728	16,888	158,459
Fidelity VIP Asset Manager (Pinnacle ™)	86,581	42,542	136,482
Fidelity VIP Balanced (Pinnacle ™)	360,979	315,006	429,025
Fidelity VIP Dynamic Capital Appreciation (Pinnacle ™)	270,884	95,227	362,305
Fidelity VIP High Income (Pinnacle ™)	95,384	136,364	105,864
Fidelity VIP Investment Grade Bond (Pinnacle ™)	936,266	370,064	675,492
Fidelity VIP Overseas (Pinnacle ™)	2,314,499	604,567	2,138,825
Non-Affiliated Class 1:
Van Kampen UIF Emerging Markets Debt (Pinnacle IV ™)	128,851	424,747	637,072
Van Kampen UIF U.S. Real Estate (Pinnacle IV ™)	1,536,726	2,754,348	3,413,732
Franklin Growth and Income Securities (Pinnacle ™)	717,181	2,768,113	4,577,474
Franklin Income Securities (Pinnacle ™)	2,236,716	5,293,340	12,306,437
Non-Affiliated Class 2:
Franklin Growth and Income Securities (Pinnacle ™)	1,640,083	317,941	1,301,744
Franklin Growth and Income Securities (Pinnacle IV ™)	6,500,994	1,207,889	7,766,414
Franklin Growth and Income Securities (Pinnacle V ™)	83,516	31,418	51,493

Separate Account I I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Franklin Income Securities (Pinnacle IV ™)	3,136,755	2,147,465	9,718,660

Non-Affiliated Class 2 (continued):
Franklin Income Securities (Pinnacle V ™)	$327,051	$59,659	$268,201
Franklin Large Cap Growth Securities (Pinnacle IV ™)	418,729	297,639	1,917,866
Franklin Large Cap Growth Securities (Pinnacle V ™)	86,590	32,505	54,308
Franklin Mutual Shares Securities (Pinnacle IV ™)	2,703,060	731,873	6,987,257
Franklin Mutual Shares Securities (Pinnacle V ™)	440,480	2,127	438,360
Franklin Small Cap Value Securities Fund (Pinnacle ™)	19,328	15,225	745
Franklin Small Cap Value Securities Fund (Pinnacle IV ™)	45,370	2,764	42,309
Franklin Small Cap Value Securities Fund (Pinnacle V ™)	2,132	4	2,128
Templeton Foreign Securities (Pinnacle IV ™)	1,257,068	418,565	3,498,228
Templeton Foreign Securities (Pinnacle V ™)	56,672	303	56,373
Templeton Growth Securities (Pinnacle IV ™)	2,540,475	2,493,489	3,100,397
Templeton Growth Securities (Pinnacle V ™)	37,006	501	36,509
Van Kampen LIT Comstock (Pinnacle IV ™)	250,018	211,247	1,277,302
Van Kampen LIT Comstock (Pinnacle V ™)	8,000	18	7,982
Van Kampen LIT Strategic Growth (Pinnacle IV ™)	42,578	142,604	311,669
Van Kampen LIT Strategic Growth (Pinnacle V ™)	8,250	6	8,244
Van Kampen UIF Emerging Markets Debt (Pinnacle IV ™)	641,841	23,142	616,510
Van Kampen UIF Emerging Markets Debt (Pinnacle V ™)	1,250	4	1,246
Van Kampen UIF Emerging Markets Equity (Pinnacle IV ™)	2,024,083	552,889	2,998,372
Van Kampen UIF Emerging Markets Equity (Pinnacle V ™)	298,576	1,096	297,517
Van Kampen UIF U.S. Real Estate (Pinnacle IV ™)	1,375,098	324,506	979,273
Van Kampen UIF U.S. Real Estate (Pinnacle V ™)	16,158	65	16,087
Franklin Large Cap Growth Securities (Pinnacle ™)	436,797	255,061	673,187
Franklin Mutual Shares Securities (Pinnacle ™)	648,788	534,236	1,670,432
Templeton Foreign Securities (Pinnacle ™)	3,758,386	3,885,585	1,817,221
Templeton Growth Securities (Pinnacle ™)	1,952,344	2,799,445	902,631
Van Kampen LIT Comstock (Pinnacle ™)	15,255	193,856	249,072
Van Kampen LIT Strategic Growth (Pinnacle ™)	146	14,302	57,643
Van Kampen UIF Emerging Markets Equity (Pinnacle ™)	2,343,934	2,092,509	2,215,802
Non-Affiliated Class A:
DWS Small Cap Index VIP (Pinnacle IV ™)	6,657	1,474	61,225
DWS VIT Small Cap Index VIP (Pinnacle ™)	2,632,048	3,507,287	1,851,813
Non-Affiliated Class B:
DWS Small Cap Index VIP (Pinnacle IV ™)	180,694	170,648	813,404

Separate Account II

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

 3. Expenses

Three contracts are currently offered by the Separate Account: Pinnacle, Pinnacle IV and Pinnacle V.  The contracts have a deferred sales load charge.  Pinnacle charges 1.20% and 0.15%, Pinnacle IV charges 1.30% and 0.15%, and Pinnacle V charges 1.40% and 0.15% of net assets for mortality expense risks and administrative expenses, respectively. Guaranteed Minimum Accumulation Benefit (“GMAB”) funds in Pinnacle, Pinnacle IV and Pinnacle V charge an additional 0.60% of net assets for expenses associated with the GMAB rider.  These charges are deducted on a daily basis.  In addition, an annual administrative charge of $30 per contract is assessed if the participant’s account value is less than $50,000 at the end of any participation year prior to the participant’s retirement date (as defined by the participant’s contract).

National Integrity also deducts an amount quarterly to cover the cost of any additional benefits provided under the policy by rider.  The charges for riders are deducted on a quarterly anniversary day.

Separate Account II

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights

A summary of net assets, unit values, units outstanding for variable annuity contracts, investment income and expense ratios, excluding expenses of the underlying funds and total returns are presented for the periods ended December 31, 2007, 2006, 2005, 2004, and 2003 (refer to the Statements of Changes in Net Assets for the applicable periods ended December 31, 2007 and 2006).

Investment income ratio amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund net of management fees assessed by the fund manager, divided by the average net assets.  These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

Expense ratio amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk and administrative charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

Total return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values.  The ratio does not include any expenses assessed through the redemption of units.  Investment options with a date notation indicate the effective date of that investment option in the variable account.  The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio	Return (2)
Affiliated:
Touchstone Aggressive ETF (Pinnacle IV™)
	2007	153	$12.27	$1,883	1.52%	1.45%	3.59%
	2006	237	11.85	2,812	1.55%	1.45%	11.88%
	2005	169	10.59	1,790	0.00%	1.45%	3.11%
	2004	47	10.27	478	12.05%	1.45%	2.70%
Touchstone Balanced (Pinnacle IV™)
	2007	150	14.27	2,135	5.13%	1.45%	3.94%
	2006	159	13.73	2,189	1.89%	1.45%	9.30%
	2005	152	12.56	1,904	1.60%	1.45%	5.12%
	2004	116	11.95	1,381	1.71%	1.45%	7.95%
	2003	16	11.07	173	1.49%	1.45%	19.81%
Touchstone Baron Small Cap (Pinnacle IV™)
	2007	203	18.41	3,743	0.00%	1.45%	1.26%
	2006	226	18.18	4,102	0.00%	1.45%	16.56%
	2005	181	15.60	2,830	0.00%	1.45%	6.12%
	2004	130	14.70	1,907	0.00%	1.45%	25.96%
	2003	71	11.67	828	0.00%	1.45%	31.57%
Touchstone Baron Small Cap (Pinnacle V™)
	2007	7	9.68	68	0.00%	1.55%	(3.23)%
Touchstone Conservative ETF (Pinnacle IV™)
	2007	158	11.49	1,815	1.69%	1.45%	4.22%
	2006	173	11.03	1,912	0.90%	1.45%	6.58%
	2005	88	10.34	908	0.00%	1.45%	1.82%
	2004	2	10.16	22	15.62%	1.45%	1.60%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account II

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Affiliated (continued):
Touchstone Core Bond (Pinnacle IV™)
	2007	113		$11.61	$1,310	4.76%	1.45%	3.91%
	2006	96		11.17	1,067	4.41%	1.45%	2.55%
	2005	80		10.89	874	0.00%	1.45%	0.21%
	2004	53		10.87	577	3.91%	1.45%	1.78%
	2003	48		10.68	511	6.05%	1.45%	2.01%
Touchstone Mid Cap Growth (Pinnacle IV™)
	2007	203		18.03	3,660	3.11%	1.45%	12.76%
	2006	129		15.99	2,062	0.00%	1.45%	14.50%
	2005	101		13.97	1,414	5.95%	1.45%	13.65%
	2004	73		12.29	891	3.37%	1.45%	10.42%
	2003	6		11.13	68	0.00%	1.45%	45.11%
Touchstone Large Cap Core Equity (Pinnacle IV™)
	2007	54		13.62	731	2.11%	1.45%	3.78%
	2006	69		13.12	903	3.13%	1.45%	24.75%
	2005	43		10.52	455	0.00%	1.45%	(4.47)%
	2004	16		11.01	181	6.12%	1.45%	3.67%
	2003	1		10.62	11	1.62%	1.45%	29.99%
Touchstone Enhanced ETF (Pinnacle IV™)
	2007	160		12.79	2,040	1.70%	1.45%	2.51%
	2006	198		12.47	2,471	0.76%	1.45%	13.72%
	2005	113		10.97	1,236	0.00%	1.45%	4.47%
	2004	1		10.50	7	7.82%	1.45%	5.00%
Touchstone Growth & Income (Pinnacle IV™)
	2007	62		13.50	833	2.73%	1.45%	2.41%
	2006	89		13.19	1,170	2.64%	1.45%	12.03%
	2005	81		11.77	958	0.04%	1.45%	0.42%
	2004	52		11.72	615	2.51%	1.45%	8.42%
	2003	50		10.81	538	14.90%	1.45%	31.03%
Touchstone High Yield (Pinnacle IV™)
	2007	182		13.95	2,537	7.64%	1.45%	0.30%
	2006	216		13.90	3,002	8.14%	1.45%	6.34%
	2005	176		13.08	2,305	0.00%	1.45%	1.76%
	2004	148		12.85	1,907	8.70%	1.45%	7.98%
	2003	96		11.90	1,143	17.34%	1.45%	22.18%
Touchstone Large Cap Growth (Pinnacle IV™)
	2007	131		11.99	1,568	0.60%	1.45%	(.61)%
	2006	98		12.07	1,184	0.96%	1.45%	15.10%
	2005	76		10.48	797	0.11%	1.45%	(1.38)%
	2004	55		10.63	587	1.19%	1.45%	13.33%
	2003	40		9.38	377	0.19%	1.45%	30.28%
Touchstone Large Cap Growth (Pinnacle V™)
	2007	—	*	9.38	1	5.89%	1.55%	(6.20)%
Touchstone Moderate ETF (Pinnacle IV™)
	2007	290		11.91	3,452	1.36%	1.45%	3.70%
	2006	324		11.48	3,720	1.09%	1.45%	9.37%
	2005	216		10.50	2,269	0.00%	1.45%	2.44%
	2004	7		10.25	76	6.73%	1.45%	2.50%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account II

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio	Return (2)
Affiliated (continued):
Touchstone Money Market (Pinnacle IV™)
	2007	16	$10.83	$175	5.03%	1.45%	3.63%
	2006	17	10.45	173	4.84%	1.45%	3.42%
	2005	17	10.11	170	3.11%	1.45%	1.67%
	2004	18	9.94	178	1.27%	1.45%	(.10)%
	2003	35	9.95	346	0.99%	1.45%	(.50)%
Touchstone Third Avenue Value (Pinnacle IV™)
	2007	864	18.21	15,731	0.72%	1.45%	(3.22)%
	2006	795	18.81	14,955	1.16%	1.45%	14.20%
	2005	642	16.47	10,577	0.90%	1.45%	15.69%
	2004	469	14.24	6,676	0.31%	1.45%	24.15%
	2003	304	11.47	3,483	0.31%	1.45%	38.19%
Touchstone Third Avenue Value (Pinnacle V™)
	2007	47	8.98	418	5.50%	1.55%	(10.17)%
	Touchstone Value Plus (Pinnacle IV™)
	2007	99	12.20	1,208	1.20%	1.45%	(5.47)%
	2006	121	12.90	1,558	0.91%	1.45%	17.99%
	2005	102	10.93	1,113	0.00%	1.45%	0.68%
	2004	86	10.86	939	0.89%	1.45%	8.93%
	2003	67	9.97	668	1.06%	1.45%	27.82%
	Touchstone Aggressive ETF (Pinnacle™)
	2007	17	12.31	206	0.67%	1.35%	3.70%
	2006	68	11.87	802	1.51%	1.35%	11.99%
	2005	61	10.60	651	0.00%	1.35%	3.22%
	2004	65	10.27	663	14.12%	1.35%	2.70%
	Touchstone Balanced (Pinnacle™)
	2007	75	14.35	1,084	4.18%	1.35%	4.05%
	2006	83	13.79	1,149	1.67%	1.35%	9.41%
	2005	104	12.61	1,314	1.36%	1.35%	5.15%
	2004	120	11.99	1,437	1.58%	1.35%	8.21%
	2003	31	11.08	340	0.82%	1.35%	19.91%
	Touchstone Baron Small Cap (Pinnacle™)
	2007	103	31.73	3,274	0.00%	1.35%	1.37%
	2006	120	31.31	3,752	0.00%	1.35%	16.67%
	2005	148	26.83	3,970	0.00%	1.35%	6.22%
	2004	179	25.26	4,512	0.00%	1.35%	26.11%
	2003	202	20.03	4,046	0.00%	1.35%	31.60%
	Touchstone Conservative ETF (Pinnacle™)
	2007	61	11.53	707	2.35%	1.35%	4.32%
	2006	20	11.05	224	0.83%	1.35%	6.69%
	2005	20	10.36	207	0.00%	1.35%	1.93%
	Touchstone Core Bond (Pinnacle™)
	2007	57	11.68	670	3.92%	1.35%	4.02%
	2006	80	11.22	902	4.28%	1.35%	2.65%
	2005	88	10.93	960	0.00%	1.35%	0.31%
	2004	81	10.90	882	2.31%	1.35%	1.87%
	2003	209	10.70	2,240	7.86%	1.35%	2.10%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account II

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio	Return (2)
Affiliated (continued):
	Touchstone Core Bond (Pinnacle V™)
	2007	1	$10.31	$14	26.86%	1.55%	3.12%
	Touchstone Mid Cap Growth (Pinnacle™)
	2007	49	18.14	885	3.79%	1.35%	12.88%
	2006	25	16.07	395	0.00%	1.35%	14.61%
	2005	27	14.02	372	6.37%	1.35%	13.79%
	2004	19	12.32	234	2.12%	1.35%	10.49%
	2003	13	11.15	144	0.00%	1.35%	45.37%
	Touchstone Mid Cap Growth (Pinnacle V™)
	2007	3	10.18	26	16.56%	1.55%	1.82%
	Touchstone Large Cap Core Equity (Pinnacle™)
	2007	3	13.69	40	2.17%	1.35%	3.89%
	2006	3	13.18	40	1.81%	1.35%	24.87%
	2005	4	10.56	47	0.00%	1.35%	(4.38)%
	2004	27	11.04	302	2.50%	1.35%	3.76%
	2003	1	10.64	15	2.38%	1.35%	30.07%
	Touchstone Large Cap Core Equity (Pinnacle V™)
	2007	9	9.47	87	26.36%	1.55%	(5.27)%
	Touchstone Enhanced ETF (Pinnacle™)
	2007	267	12.83	3,419	1.77%	1.35%	2.62%
	2006	338	12.50	4,227	0.72%	1.35%	13.83%
	2005	308	10.98	3,383	0.00%	1.35%	4.58%
	2004	22	10.50	229	6.56%	1.35%	5.00%
	Touchstone Growth & Income (Pinnacle™)
	2007	16	13.58	214	3.57%	1.35%	2.51%
	2006	22	13.25	294	2.34%	1.35%	12.15%
	2005	28	11.81	326	0.02%	1.35%	0.45%
	2004	81	11.76	957	1.93%	1.35%	8.69%
	2003	50	10.82	546	6.46%	1.35%	30.99%
	Touchstone High Yield (Pinnacle™)
	2007	147	14.03	2,068	7.45%	1.35%	0.40%
	2006	185	13.97	2,590	6.71%	1.35%	6.45%
	2005	236	13.12	3,096	0.00%	1.35%	1.90%
	2004	312	12.88	4,022	5.87%	1.35%	8.05%
	2003	514	11.92	6,127	9.07%	1.35%	22.26%
	Touchstone High Yield (Pinnacle V™)
	2007	4	9.67	39	51.44%	1.55%	(3.28)%
	Touchstone Large Cap Growth (Pinnacle™)
	2007	131	21.84	2,863	0.74%	1.35%	(51)%
	2006	108	21.95	2,366	0.71%	1.35%	15.22%
	2005	163	19.05	3,111	0.08%	1.35%	(1.25)%
	2004	225	19.29	4,334	0.97%	1.35%	13.34%
	2003	242	17.02	4,112	0.12%	1.35%	30.52%
	Touchstone Moderate ETF (Pinnacle™)
	2007	68	11.95	814	1.64%	1.35%	3.81%
	2006	60	11.51	687	1.04%	1.35%	9.48%
	2005	67	10.51	701	0.00%	1.35%	2.55%
	2004	4	10.25	36	7.39%	1.35%	2.50%

(1)	Results for periods of less than one year have been annualized.
(2)	Results for periods of less than one year have not been annualized.
* -	Less than 1,000.

Separate Account II

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio	Return (2)
Affiliated (continued):
Touchstone Money Market (Pinnacle™)
	2007	859	$10.89	$9,359	5.03%	1.35%	3.74%
	2006	789	10.50	8,282	4.82%	1.35%	3.52%
	2005	1,026	10.14	10,404	3.21%	1.35%	1.74%
	2004	677	9.97	6,746	1.27%	1.35%	0.00%
	2003	1,604	9.97	15,989	0.88%	1.35%	(.30)%
Touchstone Third Avenue Value (Pinnacle™)
	2007	203	53.58	10,878	0.61%	1.35%	(3.12)%
	2006	252	55.31	13,938	1.01%	1.35%	14.32%
	2005	285	48.38	13,791	0.80%	1.35%	15.84%
	2004	282	41.77	11,798	0.23%	1.35%	24.20%
	2003	320	33.63	10,745	0.35%	1.35%	38.34%
Touchstone Value Plus (Pinnacle™)
	2007	91	12.27	1,113	1.18%	1.35%	(5.37)%
	2006	118	12.96	1,527	0.79%	1.35%	18.11%
	2005	140	10.97	1,540	0.00%	1.35%	0.77%
	2004	155	10.89	1,689	0.69%	1.35%	9.12%
	2003	186	9.98	1,857	0.87%	1.35%	27.95%
Non-Affiliated :
JP Morgan Mid Cap Value (Pinnacle IV™)
	2007	134	17.54	2,346	2.41%	1.45%	0.96%
	2006	195	17.37	3,384	1.82%	1.45%	15.15%
	2005	194	15.08	2,924	0.92%	1.45%	7.67%
	2004	140	14.01	1,960	0.58%	1.45%	19.23%
	2003	52	11.75	613	0.19%	1.45%	27.72%
JP Morgan Mid Cap Value (Pinnacle™)
	2007	21	14.43	298	2.48%	1.35%	1.06%
	2006	26	14.28	378	2.33%	1.35%	15.27%
	2005	48	12.39	591	0.38%	1.35%	7.72%
	2004	5	11.50	56	0.00%	1.35%	15.00%
	2003	7	12.49	83	0.00%	1.35%	24.90%
Van Kampen UIF Emerging Markets Debt (Pinnacle™)
	2007	30	21.99	668	8.00%	1.35%	5.09%
	2006	40	20.93	835	9.72%	1.35%	9.32%
	2005	47	19.15	905	9.59%	1.35%	10.73%
	2004	54	17.29	941	10.69%	1.35%	8.61%
	2003	67	15.92	1,064	0.00%	1.35%	26.15%
Van Kampen UIF U.S. Real Estate (Pinnacle™)
	2007	61	28.17	1,732	2.07%	1.35%	(18.20)%
	2006	82	34.44	2,831	1.30%	1.35%	36.19%
	2005	120	25.29	3,043	1.58%	1.35%	15.46%
	2004	154	21.90	3,364	1.89%	1.35%	34.60%
	2003	160	16.27	2,600	0.00%	1.35%	35.58%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account II

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Intial Class :
Fidelity VIP Equity-Income (Pinnacle™)
	2007	237	$17.36	$4,114	2.02%	1.35%	0.15%
	2006	337	17.33	5,831	4.69%	1.35%	18.58%
	2005	388	14.61	5,674	2.23%	1.35%	4.46%
	2004	500	13.99	6,995	1.59%	1.35%	9.98%
	2003	550	12.72	6,990	1.92%	1.35%	28.61%
Fidelity VIP II Contrafund (Pinnacle™)
	2007	499	23.64	11,798	5.02%	1.35%	16.00%
	2006	630	20.38	12,842	1.30%	1.35%	10.21%
	2005	726	18.49	13,418	0.32%	1.35%	15.35%
	2004	817	16.03	13,094	0.33%	1.35%	13.93%
	2003	811	14.07	11,412	0.52%	1.35%	26.76%
Fidelity VIP III Growth & Income (Pinnacle™)
	2007	203	16.70	3,390	4.70%	1.35%	10.60%
	2006	254	15.10	3,840	0.99%	1.35%	11.65%
	2005	315	13.52	4,254	1.66%	1.35%	6.21%
	2004	423	12.73	5,383	0.93%	1.35%	4.34%
	2003	479	12.20	5,845	1.19%	1.35%	22.12%
Fidelity VIP III Growth Opportunities (Pinnacle™)
	2007	117	13.20	1,547	0.00%	1.35%	21.51%
	2006	152	10.86	1,646	0.80%	1.35%	4.04%
	2005	201	10.44	2,093	0.97%	1.35%	7.39%
	2004	240	9.72	2,337	0.57%	1.35%	5.77%
	2003	330	9.19	3,031	0.81%	1.35%	28.17%
Fidelity VIP II Index 500 (Pinnacle™)
	2007	508	9.86	5,010	2.26%	1.35%	(1.36)%
Fidelity VIP II Index 500 (Pinnacle IV™)
	2007	32	9.86	315	1.99%	1.45%	(1.42)%
Fidelity VIP II Investment Grade Bond (Pinnacle™)
	2007	313	10.16	3,178	0.12%	1.35%	1.63%
Fidelity VIP II Investment Grade Bond (Pinnacle IV™)
	2007	303	10.16	3,072	0.12%	1.45%	1.56%
Fidelity VIP Overseas (Pinnacle™)
	2007	49	10.59	517	1.44%	1.35%	5.92%
Fidelity VIP Overseas (Pinnacle IV™)
	2007	183	10.58	1,935	2.33%	1.45%	5.84%
Affiliated Service Class:
Touchstone Aggressive ETF (Pinnacle IV™)
	2007	209	11.25	2,357	2.26%	1.45%	3.26%
	2006	57	10.90	616	6.47%	1.45%	8.97%
Touchstone Aggressive ETF (Pinnacle V™)
	2007	5	9.71	52	10.51%	1.55%	(2.91)%
Touchstone Conservative ETF (Pinnacle IV™)
	2007	234	11.00	2,575	1.72%	1.45%	3.93%
	2006	195	10.58	2,064	2.99%	1.45%	5.81%
Touchstone Conservative ETF (Pinnacle V™)
	2007	30	10.04	302	13.95%	1.55%	0.43%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account II

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio	Return (2)
Affiliated Service Class (continued):
Touchstone Enhanced ETF (Pinnacle IV™)
	2007	95	$11.27	$1,074	2.10%	1.45%	2.23%
	2006	59	11.03	648	2.65%	1.45%	10.26%
Touchstone Enhanced ETF (Pinnacle V™)
	2007	10	9.54	93	12.17%	1.55%	(4.57)%
Touchstone Moderate ETF (Pinnacle IV™)
	2007	265	11.09	2,945	1.88%	1.45%	3.46%
	2006	59	10.72	637	3.86%	1.45%	7.23%
Touchstone Moderate ETF (Pinnacle V™)
	2007	10	9.86	100	6.81%	2.15%	(1.45)%
Touchstone GMAB Aggressive ETF (Pinnacle IV™)
	2007	65	11.16	726	3.26%	2.05%	2.63%
	2006	14	10.87	154	21.65%	2.05%	8.69%
Touchstone GMAB Aggressive ETF (Pinnacle V™)
	2007	5	9.67	51	8.07%	2.15%	(3.27)%
Touchstone GMAB Conservative ETF (Pinnacle IV™)
	2007	17	10.90	185	2.64%	2.05%	9.02%
Touchstone GMAB Moderate ETF (Pinnacle IV™)
	2007	301	11.00	3,307	2.06%	2.05%	2.83%
	2006	10	10.70	107	16.64%	2.05%	6.95%
Touchstone GMAB Moderate ETF (Pinnacle V™)
	2007	15	9.82	145	9.65%	1.55%	(1.82)%
Touchstone Money Market (Pinnacle IV™)
	2007	1,040	10.73	11,152	4.78%	1.45%	3.37%
	2006	1,098	10.38	11,391	4.67%	1.45%	3.15%
	2005	635	10.06	6,385	2.94%	1.45%	1.42%
	2004	466	9.92	4,627	1.10%	1.45%	(.40)%
	2003	424	9.96	4,225	0.64%	1.45%	(.40)%
Touchstone Money Market (Pinnacle V™)
	2007	39	10.20	402	4.30%	1.55%	1.99%
Non-Affiliated Service Class:
Fidelity VIP Growth (Pinnacle™)
	2007	175	10.99	1,924	0.75%	1.35%	25.15%
	2006	230	8.78	2,022	0.30%	1.35%	5.30%
	2005	287	8.34	2,390	0.45%	1.35%	4.22%
	2004	424	8.00	3,393	0.15%	1.35%	1.91%
	2003	436	7.85	3,426	0.19%	1.35%	31.05%
Fidelity VIP III Mid Cap (Pinnacle™)
	2007	235	36.80	8,655	0.83%	1.35%	13.92%
	2006	315	32.30	10,166	1.40%	1.35%	11.08%
	2005	373	29.08	10,862	0.00%	1.35%	16.61%
	2004	415	24.94	10,350	0.00%	1.35%	23.10%
	2003	382	20.26	7,732	0.32%	1.35%	36.61%
Non-Affiliated Service Class 2 :
Fidelity VIP Asset Manager (Pinnacle IV™)
	2007	28	12.70	354	5.70%	1.45%	13.50%
	2006	26	11.19	296	2.32%	1.45%	5.59%
	2005	24	10.60	250	1.41%	1.45%	2.31%
	2004	8	10.36	86	0.00%	1.45%	3.60%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account II

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Service Class 2 (continued) :
Fidelity VIP Asset Manager (Pinnacle V™)
	2007	1	$10.68	$14	21.45%	1.55%	6.83%
Fidelity VIP Balanced (Pinnacle IV™)
	2007	124	14.18	1,762	4.72%	1.45%	7.14%
	2006	102	13.23	1,346	1.75%	1.45%	9.89%
	2005	84	12.04	1,009	1.71%	1.45%	3.98%
	2004	39	11.58	457	1.42%	1.45%	3.67%
	2003	23	11.17	252	0.00%	1.45%	11.70%
Fidelity VIP Balanced (Pinnacle V™)
	2007	2	9.93	23	6.72%	1.55%	(0.68)%
Fidelity VIP Contrafund (Pinnacle IV™)
	2007	891	19.18	17,085	5.58%	1.45%	15.59%
	2006	801	16.59	13,284	1.06%	1.45%	9.82%
	2005	612	15.11	9,241	0.12%	1.45%	14.97%
	2004	392	13.14	5,152	0.14%	1.45%	13.47%
	2003	162	11.58	1,880	0.13%	1.45%	26.28%
Fidelity VIP Contrafund (Pinnacle V™)
	2007	43	10.78	458	34.84%	1.55%	7.78%
Fidelity VIP Disciplined Small Cap (Pinnacle™)
	2007	62	9.01	558	0.45%	1.35%	(9.93)%
Fidelity VIP Disciplined Small Cap (Pinnacle IV™)
	2007	24	9.00	220	0.50%	1.45%	(9.99)%
Fidelity VIP Disciplined Small Cap (Pinnacle V™)
	2007	1	9.05	12	2.14%	1.55%	(9.45)%
Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV™)
	2007	22	16.03	355	5.58%	1.45%	5.18%
	2006	17	15.24	265	0.20%	1.45%	12.17%
	2005	14	13.59	191	0.00%	1.45%	18.96%
	2004	1	11.42	6	0.00%	1.45%	(0.17)%
Fidelity VIP Dynamic Capital Appreciation (Pinnacle V™)
	2007	5	9.79	47	48.48%	1.55%	(2.10)%
Fidelity VIP Equity-Income (Pinnacle IV™)
	2007	359	14.72	5,288	2.25%	1.45%	(0.20)%
	2006	331	14.75	4,885	4.25%	1.45%	18.20%
	2005	294	12.48	3,674	1.67%	1.45%	4.06%
	2004	235	11.99	2,818	1.05%	1.45%	9.60%
	2003	136	10.94	1,493	1.15%	1.45%	28.10%
Fidelity VIP Equity-Income (Pinnacle V™)
	2007	1	9.15	10	19.54%	1.55%	(8.46)%
Fidelity VIP Freedom 2010 (Pinnacle IV™)
	2007	24	10.23	245	7.47%	1.45%	2.27%
Fidelity VIP Freedom 2010 (Pinnacle V™)
	2007	7	10.15	74	12.23%	1.55%	1.45%
Fidelity VIP Freedom 2015 (Pinnacle™)
	2007	1	10.25	15	34.51%	1.35%	2.46%
Fidelity VIP Freedom 2015 (Pinnacle IV™)
	2007	45	10.24	457	7.40%	1.45%	2.39%
Fidelity VIP Freedom 2015 (Pinnacle V™)
	2007	13	10.14	133	18.89%	1.55%	1.44%

(1)	Results for periods of less than one year have been annualized.
(2)	Results for periods of less than one year have not been annualized.
* -	Less than 1,000.

Separate Account II

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Service Class 2 (continued) :
Fidelity VIP Freedom 2020 (Pinnacle IV™)
	2007	35		$10.25	$363	9.07%	1.45%	2.51%
Fidelity VIP Freedom 2020 (Pinnacle V™)
	2007	9		10.13	89	31.57%	1.55%	1.33%
Fidelity VIP Freedom 2025 (Pinnacle IV™)
	2007	—	*	10.25	3	7.32%	1.45%	2.53%
Fidelity VIP Freedom 2025 (Pinnacle V™)
	2007	7		10.13	74	20.66%	1.55%	1.29%
Fidelity VIP Freedom 2030 (Pinnacle IV™)
	2007	—	*	10.26	3	21.88%	1.45%	2.64%
Fidelity VIP Freedom 2030 (Pinnacle V™)
	2007	10		10.12	100	14.01%	1.55%	1.20%
Fidelity VIP Growth (Pinnacle™)
	2007	28		11.71	333	0.18%	1.35%	17.10%
Fidelity VIP Growth (Pinnacle IV™)
	2007	163		13.37	2,177	0.42%	1.45%	24.82%
	2006	149		10.71	1,598	0.17%	1.45%	5.03%
	2005	155		10.20	1,581	0.28%	1.45%	3.95%
	2004	160		9.81	1,572	0.10%	1.45%	1.66%
	2003	122		9.65	1,173	0.06%	1.45%	30.58%
Fidelity VIP Growth (Pinnacle V™)
	2007	—		11.56	3	0.48%	1.55%	15.61%
Fidelity VIP Growth & Income (Pinnacle IV™)
	2007	149		14.32	2,131	4.14%	1.45%	10.23%
	2006	225		12.99	2,923	0.66%	1.45%	11.23%
	2005	208		11.68	2,428	1.26%	1.45%	5.87%
	2004	185		11.03	2,037	0.69%	1.45%	3.96%
	2003	140		10.61	1,484	0.65%	1.45%	21.67%
Fidelity VIP Growth & Income (Pinnacle V™)
	2007	3		10.21	26	2.66%	1.55%	2.14%
Fidelity VIP Growth Opportunities (Pinnacle IV™)
	2007	51		14.72	748	0.00%	1.45%	21.12%
	2006	51		12.15	615	0.41%	1.45%	3.60%
	2005	31		11.73	365	0.60%	1.45%	7.12%
	2004	18		10.95	199	0.30%	1.45%	5.29%
	2003	10		10.40	100	0.35%	1.45%	27.61%
Fidelity VIP Growth Opportunities (Pinnacle V™)
	2007	2		10.97	26	0.00%	1.55%	9.67%
Fidelity VIP High Income (Pinnacle IV™)
	2007	76		13.80	1,053	8.73%	1.45%	1.05%
	2006	57		13.66	776	8.34%	1.45%	9.42%
	2005	51		12.48	636	14.58%	1.45%	0.84%
	2004	44		12.38	540	7.76%	1.45%	7.75%
	2003	33		11.49	379	0.00%	1.45%	14.90%
Fidelity VIP High Income (Pinnacle V™)
	2007	2		9.73	16	26.99%	1.55%	(2.65)%
Fidelity VIP II Index 500 (Pinnacle™)
	2007	75		9.85	742	3.74%	1.35%	(1.52)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account II

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Service Class 2 (continued) :
Fidelity VIP II Index 500 (Pinnacle IV™)
	2007	712	$9.84	$7,010	2.39%	1.45%	(1.59)%
Fidelity VIP II Index 500 (Pinnacle V™)
	2007	5	9.65	50	9.50%	1.55%	(3.55)%
Fidelity VIP Investment Grade Bond (Pinnacle IV™)
	2007	361	10.91	3,943	2.68%	1.45%	2.57%
	2006	168	10.64	1,787	3.15%	1.45%	2.63%
	2005	121	10.36	1,258	1.97%	1.45%	0.43%
	2004	28	10.32	292	0.00%	1.45%	3.20%
Fidelity VIP Investment Grade Bond (Pinnacle V™)
	2007	8	10.16	82	0.00%	1.55%	1.63%
Fidelity VIP Mid Cap (Pinnacle™)
	2007	147	10.51	1,544	0.51%	1.35%	5.08%
Fidelity VIP Mid Cap (Pinnacle IV™)
	2007	300	22.23	6,670	0.58%	1.45%	13.66%
	2006	266	19.55	5,206	1.10%	1.45%	10.78%
	2005	197	17.65	3,475	0.00%	1.45%	16.29%
	2004	146	15.18	2,212	0.00%	1.45%	22.91%
	2003	64	12.35	796	0.15%	1.45%	36.16%
Fidelity VIP Mid Cap (Pinnacle V™)
	2007	22	10.41	230	1.80%	1.55%	4.11%
Fidelity VIP Overseas (Pinnacle IV™)
	2007	281	17.34	4,866	2.95%	1.45%	15.35%
	2006	88	15.03	1,325	0.70%	1.45%	16.07%
	2005	20	12.95	253	0.64%	1.45%	17.07%
	2004	7	11.06	74	0.00%	1.45%	10.60%
Fidelity VIP Overseas (Pinnacle V™)
	2007	15	10.38	155	11.90%	1.55%	3.82%
Fidelity VIP Asset Manager (Pinnacle™)
	2007	12	12.75	148	5.20%	1.35%	13.61%
	2006	8	11.22	93	2.36%	1.35%	5.69%
	2005	6	10.62	63	0.24%	1.35%	2.38%
Fidelity VIP Balanced (Pinnacle™)
	2007	34	12.90	435	5.20%	1.35%	7.25%
	2006	32	12.03	379	2.44%	1.35%	10.00%
	2005	22	10.93	246	1.37%	1.35%	4.12%
	2004	12	10.50	121	0.00%	1.35%	5.00%
Fidelity VIP Dynamic Capital Appreciation (Pinnacle™)
	2007	22	15.00	325	7.81%	1.35%	5.28%
	2006	13	14.25	181	0.26%	1.35%	12.28%
	2005	3	12.69	35	0.00%	1.35%	19.04%
Fidelity VIP High Income (Pinnacle™)
	2007	8	12.02	99	9.52%	1.35%	1.15%
	2006	13	11.88	149	5.19%	1.35%	9.53%
	2005	12	10.85	126	13.37%	1.35%	0.93%
	2004	4	10.75	48	0.00%	1.35%	7.50%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account II

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Service Class 2 (continued) :
Fidelity VIP Investment Grade Bond (Pinnacle™)
	2007	63	$10.95	$691	1.14%	1.35%	2.67%
	2006	10	10.67	108	8.06%	1.35%	2.74%
	2005	12	10.38	128	2.07%	1.35%	0.50%
	2004	3	10.33	30	0.00%	1.35%	3.30%
Fidelity VIP Overseas (Pinnacle™)
	2007	128	17.40	2,223	2.90%	1.35%	15.47%
	2006	29	15.07	432	1.51%	1.35%	16.19%
	2005	15	12.97	199	0.27%	1.35%	17.16%
	2004	5	11.07	55	0.00%	1.35%	10.70%
Non-Affiliated Class 1:
Van Kampen UIF Emerging Markets Debt (Pinnacle IV™)
	2007	36	17.95	642	7.83%	1.45%	4.98%
	2006	57	17.10	974	8.83%	1.45%	9.21%
	2005	25	15.65	387	8.98%	1.45%	10.63%
	2004	17	14.15	241	11.64%	1.45%	8.43%
	2003	12	13.05	159	0.00%	1.45%	26.09%
Van Kampen UIF U.S. Real Estate (Pinnacle IV™)
	2007	123	22.72	2,793	2.06%	1.45%	(18.28)%
	2006	185	27.80	5,132	1.43%	1.45%	36.05%
	2005	163	20.44	3,326	1.44%	1.45%	15.39%
	2004	116	17.71	2,061	2.00%	1.45%	34.37%
	2003	53	13.18	696	0.00%	1.45%	35.60%
Franklin Growth and Income Securities (Pinnacle™)
	2007	339	14.67	4,972	3.18%	1.35%	(4.77)%
	2006	498	15.40	7,669	2.85%	1.35%	15.48%
	2005	637	13.34	8,495	2.77%	1.35%	2.29%
	2004	780	13.04	10,172	2.57%	1.35%	9.40%
	2003	887	11.92	10,578	3.67%	1.35%	19.20%
Franklin Income Securities (Pinnacle™)
	2007	872	17.17	14,966	3.56%	1.35%	2.60%
	2006	1,072	16.74	17,943	3.84%	1.35%	16.88%
	2005	1,288	14.32	18,447	3.94%	1.35%	0.49%
	2004	1,479	14.25	21,072	3.24%	1.35%	12.56%
	2003	1,633	12.66	20,670	5.46%	1.35%	26.60%
Non-Affiliated Class 2 :
Franklin Growth and Income Securities (Pinnacle™)
	2007	124	8.98	1,111	4.27%	1.35%	(10.16)%
Franklin Growth and Income Securities (Pinnacle IV™)
	2007	470	14.41	6,767	3.69%	1.45%	(5.11)%
	2006	174	15.18	2,638	2.64%	1.45%	15.07%
	2005	147	13.20	1,940	2.55%	1.45%	2.05%
	2004	108	12.93	1,390	2.40%	1.45%	8.93%
	2003	49	11.87	578	3.10%	1.45%	18.70%
Franklin Growth and Income Securities (Pinnacle V™)
	2007	6	8.77	49	0.00%	1.55%	(12.29)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account II

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Class 2 (continued) :
Franklin Income Securities (Pinnacle IV™)
	2007	610		$16.88	$10,300	3.65%	1.45%	2.25%
	2006	568		16.51	9,381	3.58%	1.45%	16.53%
	2005	427		14.17	6,054	3.71%	1.45%	0.11%
	2004	289		14.15	4,087	3.29%	1.45%	12.21%
	2003	114		12.61	1,433	4.62%	1.45%	26.10%
Franklin Income Securities (Pinnacle V™)
	2007	28		9.56	269	0.00%	1.55%	(4.40)%
Franklin Large Cap Growth Securities (Pinnacle IV™)
	2007	150		14.48	2,176	0.72%	1.45%	4.68%
	2006	142		13.84	1,966	0.79%	1.45%	9.29%
	2005	135		12.66	1,706	0.55%	1.45%	(0.40)%
	2004	113		12.71	1,439	0.39%	1.45%	6.36%
	2003	20		11.95	233	0.18%	1.45%	19.50%
Franklin Large Cap Growth Securities (Pinnacle V™)
	2007	6		9.58	53	0.00%	1.55%	(4.22)%
Franklin Mutual Shares Securities (Pinnacle IV™)
	2007	439		17.47	7,665	2.09%	1.45%	1.97%
	2006	343		17.14	5,870	2.06%	1.45%	16.67%
	2005	265		14.69	3,892	0.95%	1.45%	8.96%
	2004	182		13.48	2,450	0.75%	1.45%	10.95%
	2003	49		12.15	592	1.07%	1.45%	21.50%
Franklin Mutual Shares Securities (Pinnacle V™)
	2007	46		9.42	436	0.00%	1.55%	(5.80)%
Franklin Small Cap Value Securities Fund (Pinnacle™)
	2007	—	*	8.88	1	6.44%	1.35%	(11.18)%
Franklin Small Cap Value Securities Fund (Pinnacle IV™)
	2007	5		8.88	40	0.00%	1.45%	(11.24)%
Franklin Small Cap Value Securities Fund (Pinnacle V™)
	2007	—	*	8.85	2	0.00%	1.55%	(11.52)%
Templeton Foreign Securities (Pinnacle IV™)
	2007	198		21.88	4,341	2.15%	1.45%	13.78%
	2006	167		19.23	3,221	1.28%	1.45%	19.69%
	2005	150		16.07	2,411	1.05%	1.45%	8.58%
	2004	81		14.80	1,193	1.07%	1.45%	16.81%
	2003	23		12.67	291	0.35%	1.45%	26.70%
Templeton Foreign Securities (Pinnacle V™)
	2007	5		10.49	57	0.00%	1.55%	4.87%
Templeton Growth Securities (Pinnacle IV™)
	2007	164		18.57	3,045	1.81%	1.45%	0.86%
	2006	169		18.41	3,116	1.29%	1.45%	20.05%
	2005	126		15.34	1,926	1.14%	1.45%	7.26%
	2004	76		14.30	1,085	1.01%	1.45%	14.40%
	2003	17		12.50	208	0.06%	1.45%	25.00%
Templeton Growth Securities (Pinnacle V™)
	2007	4		9.53	36	0.00%	1.55%	(4.69)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account II

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Class 2 (continued):
Van Kampen LIT Comstock (Pinnacle IV™)
	2007	81		$16.14	$1,309	1.67%	1.45%	(3.75)%
	2006	81		16.77	1,351	2.45%	1.45%	14.37%
	2005	71		14.66	1,043	0.78%	1.45%	2.59%
	2004	42		14.29	604	0.57%	1.45%	15.71%
	2003	16		12.35	196	0.00%	1.45%	23.50%
Van Kampen LIT Comstock (Pinnacle V™)
	2007	1		8.93	8	0.00%	1.55%	(10.67)%
Van Kampen LIT Strategic Growth (Pinnacle IV™)
	2007	26		15.53	398	0.00%	1.45%	14.94%
	2006	33		13.51	439	0.00%	1.45%	1.14%
	2005	32		13.36	421	0.01%	1.45%	6.08%
	2004	28		12.59	358	0.00%	1.45%	5.27%
	2003	—	*	11.96	1	0.00%	1.45%	19.60%
Van Kampen LIT Strategic Growth (Pinnacle V™)
	2007	1		10.73	8	0.00%	1.55%	7.28%
Van Kampen UIF Emerging Markets Debt (Pinnacle IV™)
	2007	61		10.17	618	3.22%	1.45%	1.68%
Van Kampen UIF Emerging Markets Debt (Pinnacle V™)
	2007	—	*	10.10	1	0.00%	1.55%	1.05%
Van Kampen UIF Emerging Markets Equity (Pinnacle IV™)
	2007	84		42.98	3,603	0.76%	1.45%	38.41%
	2006	54		31.05	1,670	0.84%	1.45%	35.19%
	2005	32		22.97	736	0.30%	1.45%	31.86%
	2004	17		17.42	303	0.64%	1.45%	21.22%
	2003	5		14.37	75	0.00%	1.45%	43.70%
Van Kampen UIF Emerging Markets Equity (Pinnacle V™)
	2007	23		12.42	290	0.00%	1.55%	24.21%
Van Kampen UIF U.S. Real Estate (Pinnacle IV™)
	2007	107		7.70	827	2.83%	1.45%	(23.04)%
Van Kampen UIF U.S. Real Estate (Pinnacle V™)
	2007	2		8.22	14	0.00%	1.55%	(17.79)%
Franklin Large Cap Growth Securities (Pinnacle™)
	2007	48		14.56	701	0.72%	1.35%	4.79%
	2006	36		13.89	497	0.57%	1.35%	9.40%
	2005	38		12.70	485	0.59%	1.35%	(0.34)%
	2004	34		12.74	435	0.36%	1.35%	6.52%
	2003	12		11.96	149	0.42%	1.35%	19.60%
Franklin Mutual Shares Securities (Pinnacle™)
	2007	105		17.56	1,845	2.06%	1.35%	2.08%
	2006	102		17.21	1,760	2.01%	1.35%	16.79%
	2005	105		14.73	1,553	0.98%	1.35%	9.05%
	2004	104		13.51	1,403	0.81%	1.35%	11.10%
	2003	108		12.16	1,309	1.05%	1.35%	21.60%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account II

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Class 2 (continued) :
Templeton Foreign Securities (Pinnacle™)
	2007	85	$21.99	$1,859	2.32%	1.35%	13.89%
	2006	95	19.31	1,832	0.97%	1.35%	19.81%
	2005	159	16.12	2,565	1.35%	1.35%	8.68%
	2004	64	14.83	954	0.92%	1.35%	16.96%
	2003	10	12.68	132	1.34%	1.35%	26.80%
Templeton Growth Securities (Pinnacle™)
	2007	48	18.66	896	1.49%	1.35%	0.96%
	2006	94	18.49	1,740	1.11%	1.35%	20.17%
	2005	70	15.38	1,084	1.00%	1.35%	7.43%
	2004	49	14.32	695	1.14%	1.35%	14.47%
	2003	31	12.51	388	1.92%	1.35%	25.10%
Van Kampen LIT Comstock (Pinnacle™)
	2007	16	16.22	257	1.80%	1.35%	(3.65)%
	2006	27	16.83	452	2.78%	1.35%	14.48%
	2005	38	14.70	555	0.95%	1.35%	2.68%
	2004	29	14.32	419	0.61%	1.35%	15.86%
	2003	15	12.36	189	0.00%	1.35%	23.60%
Van Kampen LIT Strategic Growth (Pinnacle™)
	2007	5	15.60	80	0.00%	1.35%	15.06%
	2006	6	13.56	81	0.00%	1.35%	1.24%
	2005	6	13.40	74	0.01%	1.35%	6.23%
	2004	5	12.61	66	0.00%	1.35%	5.26%
	2003	3	11.98	37	0.00%	1.35%	19.80%
Van Kampen UIF Emerging Markets Equity (Pinnacle™)
	2007	56	43.20	2,414	0.77%	1.35%	38.56%
	2006	58	31.18	1,793	0.86%	1.35%	35.32%
	2005	60	23.04	1,379	0.36%	1.35%	31.95%
	2004	52	17.46	901	0.76%	1.35%	21.33%
	2003	40	14.39	574	0.00%	1.35%	43.90%
Non-Affiliated Class A:
DWS Small Cap Index VIP (Pinnacle IV™)
	2007	5	16.03	76	1.32%	1.45%	(3.33)%
	2006	5	16.58	78	0.83%	1.45%	15.79%
	2005	5	14.32	71	0.81%	1.45%	2.74%
	2004	4	13.94	61	0.53%	1.45%	16.07%
	2003	7	12.01	81	0.81%	1.45%	44.35%
DWS VIT Small Cap Index VIP (Pinnacle™)
	2007	108	16.32	1,757	1.25%	1.35%	(3.23)%
	2006	169	16.86	2,855	0.79%	1.35%	15.91%
	2005	202	14.55	2,945	1.02%	1.35%	2.87%
	2004	285	14.14	4,034	0.46%	1.35%	16.19%
	2003	344	12.17	4,183	0.78%	1.35%	44.37%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account II

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Class B :
DWS Small Cap Index VIP (Pinnacle IV™)
	2007	57	$14.48	$823	1.09%	1.45%	(3.58)%
	2006	60	15.01	894	0.59%	1.45%	15.50%
	2005	56	13.00	724	0.61%	1.45%	2.52%
	2004	52	12.68	655	0.22%	1.45%	15.69%
	2003	39	10.96	430	0.47%	1.45%	44.02%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

STATUTORY-BASIS FINANCIAL STATEMENTS

AND SCHEDULES

National Integrity Life Insurance Company

Years Ended December 31, 2007, 2006 and 2005

National Integrity Life Insurance Company

Statutory-Basis Financial Statements and Schedules

Years Ended December 31, 2007, 2006 and 2005

Report of Independent Registered Public Accounting Firm

The Board of Directors

National Integrity Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of National Integrity Life Insurance Company (the Company) as of December 31, 2007 and 2006, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2007.  Our audits also included the statutory-basis financial statement schedules listed in the contents page.  These financial statements and schedules are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting.  Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting.  Accordingly, we express no such opinion.   An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the New York Insurance Department, which practices differ from U.S. generally accepted accounting principles.  The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of National Integrity Life Insurance Company at December 31, 2007 and 2006, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2007.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of National Integrity Life Insurance Company at December 31, 2007 and 2006, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2007, in conformity with accounting practices prescribed or permitted by the New York Insurance Department.  Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 1 to the financial statements, in 2007 the Company changed the valuation basis of its statutory reserves for certain annuity products.

/s/ Ernst & Young LLP

Cincinnati, Ohio

April 7, 2008

1

National Integrity Life Insurance Company

Balance Sheets (Statutory-Basis)

	December 31
	2007	2006
	(in thousands)
Admitted Assets
Cash and invested assets:
Debt securities	$993,174	$869,781
Preferred stock	38,230	46,866
Mortgage loans	2,754	3,480
Policy loans	42,357	40,044
Cash, cash equivalents and short-term investments	12,455	13,581
Receivable for securities	344	584
Total cash and invested assets	1,089,314	974,336

Investment income due and accrued	10,403	9,566
Net deferred income tax asset	13,748	11,159
Other Admitted Assets	926	—
Separate account assets	2,563,118	2,488,106
Total admitted assets	$3,677,509	$3,483,167

Liabilities and Capital and Surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$968,111	$877,478
Liability for deposit-type contracts	20,862	16,356
Policy and contract claims	51	38
Deposits on policies to be issued	5,220	2,873
Total policy and contract liabilities	994,244	896,745

General expense due and accrued	238	192
Transfer to (from) separate accounts due and accrued, net	(48,625)	(85,492)
Asset valuation reserve	17,162	21,798
Other liabilities	2,313	9,934
Borrowed money and interest	6,924	22,810
Separate account liabilities	2,563,118	2,488,106
Total liabilities	3,535,374	3,354,093

Capital and surplus:
Common stock, $10 par value, 200 shares authorized, issued and outstanding	2,000	2,000
Paid-in surplus	206,371	206,371
Accumulated deficit	(66,236)	(79,297)
Total capital and surplus	142,135	129,074
Total liabilities and capital and surplus	$3,677,509	$3,483,167

See accompanying notes.

2

National Integrity Life Insurance Company

Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2007	2006	2005
	(in thousands)
Premiums and other revenues:
Premiums and annuity considerations	$523,228	$528,350	$486,498
Net investment income	55,251	51,555	42,224
Considerations for supplementary contracts with life contingencies	5,685	3,166	1,593
Amortization of interest maintenance reserve	(933)	(466)	17
Fees from management of separate account mutual funds	8,588	7,614	8,069
Other revenues	1,579	1,363	3,430
Total premiums and other revenues	593,398	591,582	541,831

Benefits paid or provided:
Death benefits	3,921	2,750	6,859
Annuity benefits	62,998	55,844	48,060
Surrender benefits	402,034	256,327	198,466
Payments on supplementary contracts	1,427	1,093	860
Other benefits	875	604	591
Increase (decrease) in policy reserves and other policyholders’ funds	92,810	53,026	183,666
Total benefits paid or provided	564,065	369,644	438,502

Insurance expenses and other deductions:
Commissions	26,065	25,489	26,219
Commissions and expenses on reinsurance assumed	1,736	2,439	4,200
General expenses	12,623	11,142	12,742
Net transfers to (from) separate accounts	(20,361)	171,850	59,284
Other deductions	(1,132)	(1,308)	(766)
Total insurance expenses and other deductions	18,931	209,612	101,679

Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	10,402	12,326	1,650

Federal income tax expense (benefit), excluding tax on capital gains	1,016	(22,086)	—

Gain (loss) from operations before net realized capital gains (losses)	9,386	34,412	1,650

Net realized capital gains or (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	(4,271)	3,480	5,467
Net income (loss)	$5,115	$37,892	$7,117

See accompanying notes.

3

National Integrity Life Insurance Company

Statements of Changes in Capital and Surplus (Statutory-Basis)

Years Ended December 31, 2007, 2006 and 2005

	Common Stock	Paid-In Surplus	Accumulated Deficit	Total Capital and Surplus
	(in thousands)
Balance, January 1, 2005	$2,000	$206,371	$(110,234)	$98,137

Net income	—	—	7,117	7,117
Change in net deferred income tax asset	—	—	647	647
Net change in unrealized gains on investments (net of deferred tax expense (benefit) of $845)	—	—	845	845
Net change in nonadmitted assets and related items	—	—	(1,709)	(1,709)
Change in reserve on account of change in valuation basis	—	—	(1,778)	(1,778)
Other	—	—	694	694
Change in surplus in separate accounts	—	—	(5,626)	(5,626)
Balance, December 31, 2005	2,000	206,371	(110,044)	98,327

Net income	—	—	37,892	37,892
Change in net deferred income tax asset	—	—	(27,490)	(27,490)
Net change in nonadmitted assets and related items	—	—	21,015	21,015
Change in asset valuation reserve	—	—	(2,458)	(2,458)
Change in surplus in separate accounts	—	—	1,788	1,788
Balance, December 31, 2006	2,000	206,371	(79,297)	129,074

Net income	—	—	5,115	5,115
Change in deferred income tax asset	—	—	4,365	4,365
Net change in unrealized gains on investments (net of deferred taxes of $0)	—	—	—	—
Net change in nonadmitted assets and related items	—	—	(4,787)	(4,787)
Change in reserve on account of change in valuation basis	—	—	9,335	9,335
Change in asset valuation reserve	—	—	4,636	4,636
Change in surplus in separate accounts	—	—	(5,603)	(5,603)
Balance, December 31, 2007	$2,000	$206,371	$(66,236)	$142,135

See accompanying notes.

4

National Integrity Life Insurance Company

Statements of Cash Flow (Statutory-Basis)

	Year Ended December 31
	2007	2006	2005
	(in thousands)
Cash from Operations:
Premiums collected net of reinsurance	$528,913	$531,516	$488,091
Net investment income received	53,790	50,933	41,538
Benefits paid	(476,428)	(315,691)	(257,404)
Net transfers from (to) separate accounts	57,229	(198,766)	(70,025)
Commissions and expense paid	(39,179)	(37,781)	(42,236)
Other, net	7,776	36,619	11,500
Net cash from (for) operations	132,101	66,830	171,464

Cash from Investments:
Proceeds from investments sold, matured or repaid:
Debt securities	517,025	541,820	354,884
Preferred stocks	28,682	23,232	22,162
Mortgage loans	3,480	414	279
Miscellaneous proceeds	—	863	428
Net proceeds from investments sold, matured or repaid	549,187	566,329	377,753

Cost of investments acquired:
Debt securities	647,353	677,362	510,400
Preferred stocks	18,991	44,455	19,116
Mortgage loans	2,754	3,504	—
Miscellaneous applications	358	—	23,734
Total cost of investments acquired	672,555	725,321	553,250

Net change in policy and other loans	2,312	1,732	(156)
Net cash from (for) investments	(125,680)	(160,724)	(175,341)

Cash from Financing and Miscellaneous Sources:
Borrowed money	(15,886)	9,561	13,248
Net deposits on deposit-type contract funds and other insurance liabilities	4,506	2,401	—
Other cash provided (applied)	3,833	(3,588)	5,714
Net cash from (for) financing and miscellaneous sources	(7,547)	8,374	18,962

Net change in cash, cash equivalents and short-term investments	(1,126)	(85,520)	15,085
Cash, cash equivalents and short-term investments:
Beginning of year	13,581	99,101	84,016
End of year	$12,455	$13,581	$99,101

See accompanying notes.

5

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis)

December 31, 2007

1. Nature of Operations and Significant Accounting Policies

National Integrity Life Insurance Company (the Company) is a wholly-owned subsidiary of Integrity Life Insurance Company (Integrity), which is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (Western and Southern).  The Company, domiciled in the state of New York and currently licensed in eight states and the District of Columbia, specializes in the asset accumulation business with particular emphasis on retirement savings and investment products.  Fort Washington Investment Advisors, Inc. (Fort Washington), a registered investment adviser, is a non-life insurance subsidiary of Western and Southern and is the investment manager for the Company.

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the New York Insurance Department (the Department).  These practices differ in some respects from accounting principles generally accepted in the United States (GAAP).  The more significant differences follow.

Investments

Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the National Association of Insurance Commissioners’ (NAIC) rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows.  For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the retrospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security

6

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

is written down to the discounted fair value. If high credit quality securities are adjusted, the retrospective method is used.

The Company monitors investments to determine if there has been an other-than-temporary decline in fair market value.  Factors management considers for each identified security include the following:

•                  the length of time and the extent to which the fair value is below the book/adjusted carry value;

•                  the financial condition and near term prospects of the issuer, including specific events that may affect its operations; and

•                  the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carry value.

If the decline is judged to be other-than-temporary, an impairment charge is recorded as a net realized capital loss in the period the determination is made.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold using the seriatim method. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred.  Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.

7

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Nonadmitted Assets

Certain assets designated as “nonadmitted” (principally a portion of deferred tax assets, negative IMR on the separate account that is not offset by positive IMR on the general account), and other assets not specifically identified as an admitted asset within the NAIC’s Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated deficit.  Under GAAP, such assets are included in the balance sheets.

Premiums and Benefits

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income.  Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance

A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

8

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Deferred Income Taxes

Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities.  The remaining deferred tax assets are nonadmitted.  Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

A reconciliation of capital and surplus and net income of the Company as determined in accordance with statutory accounting practices to amounts determined in accordance with GAAP as of December 31 and for the years then ended is as follows:

	December 31
	2007	2006
	(in thousands)
Capital and surplus as reported in the accompanying statutory-basis financial statements	$142,135	$129,074
Adjustments to customer deposits	(38,544)	(30,560)
Adjustments to invested asset carrying values	1,270	(952)
Federal income taxes	(40,505)	(41,610)
Asset valuation reserve	17,162	21,798
Value of insurance in force	14,315	21,274
Goodwill	—	14,548
Deferred policy acquisition costs	123,016	118,725
Deferred sales inducements	16,047	12,511
Commissions and prepaids	11	415
Shareholder’s equity, GAAP basis	$234,907	$245,223

9

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

	Year Ended December 31
	2007	2006	2005
	(in thousands)
Net income (loss) as reported in the accompanying statutory-basis financial statements	$5,115	$37,892	$7,117
Deferred policy acquisition costs, net of amortization	7,276	12,112	16,276
Deferred sales inducements, net of amortization	3,536	6,663	3,087
Adjustments to customer deposits	(5,853)	(9,145)	(4,658)
Adjustments to invested asset carrying values at acquisition date	3,092	1,143	928
Amortization of value of insurance in force	(4,503)	(5,006)	(5,885)
Amortization of interest maintenance reserve	933	466	17
Adjustments for realized investment gains/losses	(1,462)	(11,110)	2,704
Adjustments for federal income tax expense	1,142	(25,831)	(5,919)
Other	556	(1,113)	(557)
Net income, GAAP basis	$9,832	$6,071	$13,110

Other significant statutory accounting practices follow.

Investments

Debt securities, preferred stocks, common stocks and short-term investments are stated at values prescribed by the NAIC, as follows:

Debt securities not backed by other loans are principally stated at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg, Trepp, dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except principal-only and interest-only securities, which are valued using the prospective method.

Non-affiliated common stocks are reported at fair value as determined by the Securities Valuation Office (SVO) of the NAIC and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

Redeemable preferred stocks that have characteristics of debt securities and are rated as high quality or better are reported at cost or amortized cost.  All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value.  Nonredeemable preferred

10

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

stocks are reported at fair value or lower of cost or fair value as determined by the SVO and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

There are no restrictions on non-affiliated common or preferred stocks.

Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.

Joint ventures, partnerships, and limited liability companies are carried at the Company’s interest in the underlying audited GAAP equity of the investee.  Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses.  Distributions from earnings of the investee are reported as net investment income when received.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment.  A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement.  When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realized value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

Realized capital gains and losses are determined using the specific identification method.

Changes in admitted asset carrying amounts of debt securities, non-redeemable preferred stocks, non-affiliated common stocks and mortgage loans are credited or charged directly to capital and surplus.

Premiums

Life and accident and health premiums are recognized as revenue when due.  Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

11

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Policy Reserves

Life, annuity, and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insured and does not return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the non-level incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1st for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates.  For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by one to twenty-five deaths per thousand.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula as prescribed by the NAIC. Tabular interest on funds not involving life contingencies was derived from basic data.

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial conditions.  Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.

12

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Borrowed Money

The Company has entered into several dollar-roll reverse repurchase agreements. The transactions were reflected as financing transactions, requiring the asset sold and the liability for the repurchase to remain on the Company’s financial statements.  The collateral received for the transactions is reported in short-term investments and the liability for the repurchase is reported in borrowed money on the balance sheets.  There were $6.9 million and $22.8 million of mortgage-backed securities that were subject to the reverse repurchase agreements at December 31, 2007 and 2006, respectively.

Securities Lending

The Company loaned $13.0 million and $50.0 million of various U.S. Treasury and corporate debt securities as part of a securities lending program administered by the Bank of New York as of December 31, 2007 and 2006, respectively.  The Company requires collateral in the amount of 102% of fair value of the applicable securities loaned.  The Company monitors the fair value of the underlying securities as compared with the related receivable or payable, including accrued interest, and requests additional collateral as necessary.  The Company maintains effective control over all loaned securities, and, therefore, continues to report such securities as invested assets in the balance sheet.  Restricted collateral is not reflected on the balance sheets as an asset or a liability.  All of the collateral was restricted and held in the Bank of New York Cash Reserves as of December 31, 2007 and 2006.

Separate Accounts

Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered, principally for market value adjusted annuity contracts and variable annuity contracts. Separate account assets are reported at fair value. Surrender charges collectible by the general account in the event of annuity contract surrenders are reported as a negative liability rather than an asset. Policy related activity involving cash flow, such as premiums and benefits, are reported in the accompanying statements of operations in separate line items combined with related general account amounts. Investment income and interest credited on deposits held in guaranteed separate accounts are included in the accompanying statements of operations as a net amount included in net transfers to (from) separate accounts.

13

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

The Company receives administrative fees for managing the nonguaranteed separate accounts and other fees for assuming mortality and certain expense risks.

Federal Income Taxes

Western and Southern files a consolidated income tax return with its eligible subsidiaries, including the Company. The provision for federal income taxes is allocated to the Company using a separate return method based upon a written tax sharing agreement. The benefits from losses of subsidiaries, which are utilized in the consolidated return, will be retained by the subsidiaries under the tax sharing agreement.  Western and Southern pays all federal income taxes due for all members of the consolidated group.  The Company will then charge or reimburse, as the case may be, the members of the group an amount consistent with the method described in the tax sharing agreement.

The Company includes interest and penalties in the federal income tax line on the statements of operations.

Change in Valuation Basis of Reserves

In 2007, the Company changed the method for calculating statutory reserves for the fixed rate option associated with certain annuity products from fund value to the Commissioner’s Reserve Valuation Method.  SSAP No. 51 – Life Contracts requires such a change in valuation basis to be recorded directly to surplus rather than as a part of the reserve change recognized in the summary of operations.  SSAP No. 56 – Separate Accounts requires changes in the surplus of the separate accounts business of an insurer except for changes resulting from the net gain from operations of the separate account, to be charged or credited directly to the unassigned surplus of the general account.  The Company has recorded a $9.3 million increase directly to surplus as a result of the change in valuation basis.

Reclassifications

Certain prior year amounts in the Company’s statutory basis financial statements have been reclassified to conform to the 2007 financial statement presentation.

14

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2.  Investments

Fair values for debt and equity securities are based on quoted market prices, where available. For debt securities not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.  The fair values for equity securities that are not actively traded are estimated based on fair values of issues of comparable yield and quality.

The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2007:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$3,837	$232	$(16)	$4,053
Debt securities issued by states of the U.S. and political subdivisions of the states	46,716	16	(98)	46,634
Corporate securities/asset-backed securities	566,553	10,907	(10,996)	566,464
Mortgage-backed securities	376,068	2,908	(3,611)	375,365
Total	$993,174	$14,063	$(14,721)	$992,516

15

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2006:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$23,653	$152	$(158)	$23,647
Debt securities issued by states of the U.S. and political subdivisions of the states	21,328	9	(37)	21,300
Corporate securities/asset-backed securities	509,297	8,126	(8,582)	508,841
Mortgage-backed securities	315,503	1,592	(2,992)	314,103
Total	$869,781	$9,879	$(11,769)	$867,891

At December 31, 2007 and 2006, the Company held unrated or less-than-investment grade corporate debt securities with a book value of $21.1 million and $19.2 million, respectively, and an aggregate fair value of $24.0 million and $21.6, respectively.  Such holdings amount to 2.1% and 2.2%, respectively, of the Company’s investment in debt securities and 0.6% and 0.6%, respectively, of the Company’s total admitted assets as December 31, 2007 and 2006.  The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities.  The Company considers these evaluations in its overall investment strategy.

16

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

The following table shows gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less Than or Equal To 12 Months		Unrealized Losses Greater Than 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2007:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(16)	$765	$—	$101
Debt securities issued by states of the U.S. and political subdivisions of the states	(98)	7,317	—	—
Corporate securities/asset-backed securities	(4,195)	180,618	(6,801)	103,681
Mortgage-backed securities	(2,644)	120,858	(967)	63,490
Total	(6,953)	309,558	(7,768)	167,272

Preferred stocks	$(1,903)	$22,502	$(244)	$4,416

	Unrealized Losses Less Than or Equal To 12 Months		Unrealized Losses Greater Than 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2006:
U.S. Treasury securities and obligation of U.S. government corporations and agencies	$(154)	$20,535	$(4)	$239
Debt securities issued by states of the U.S. and political subdivisions of the states	(24)	4,602	(13)	687
Corporate securities/asset-backed securities	(2,016)	150,472	(6,566)	122,344
Mortgage-backed securities	(1,427)	139,690	(1,565)	89,897
Total	$(3,621)	$315,299	$(8,148)	$213,167

Preferred stocks	$(207)	$12,289	$(120)	$3,589

17

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

Investments that are impaired at December 31, 2007 and 2006, for which an other-than-temporary impairment has not been recognized, consist mainly of corporate debt securities and asset-backed securities.  The impairment of these securities has been deemed temporary due to the assigned rating and the typical fluctuations of these particular securities in the marketplace. The aggregated unrealized loss is approximately 3.3% and 2.2% of the carrying value of these securities at December 31, 2007 and 2006, respectively. At December 31, 2007, there were a total of 225 securities held that are considered temporarily impaired, 83 of which have been impaired for 12 months or longer.  At December 31, 2006, there were a total of 216 securities held that were considered temporarily impaired, 89 of which had been impaired for 12 months or longer.  The Company recorded other-than-temporary impairments on securities of $4.8 million, $0.0 million and $0.0 million for the years ended December 31, 2007, 2006 and 2005, respectively.

A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2007, by contractual maturity, is as follows:

	Cost or Amortized Cost	Fair Value
	(in thousands)
Years to maturity:
One or less	$24,877	$24,889
After one through five	171,330	171,187
After five through ten	203,972	199,667
After ten	216,927	221,407
Mortgage-backed securities	376,068	375,366
Total	$993,174	$992,516

The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from the sales of investments in debt securities during 2007, 2006 and 2005 were $246.8 million, $215.6 million, and $106.2 million; gross gains of $0.2 million, $1.5 million, and $5.8 million, and gross losses of $2.5 million, $2.9 million, and $1.7 million were realized on these sales in 2007, 2006, and 2005, respectively.

18

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the years ended December 31:

	2007	2006	2005
	(in thousands)
Realized capital gains (losses)	$(6,502)	$(2,185)	$4,956
Less amount transferred to IMR	(962)	(3,507)	(426)
Less federal income taxes of realized capital gains	(1,269)	(2,158)	(85)
Net realized capital gains (losses)	$(4,271)	$3,480	$5,467

The unrealized gains and unrealized losses on, and the cost and fair value of preferred stocks are as follows:

		Gross	Gross
		Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
	(in thousands)
At December 31, 2007:
Preferred stocks	$38,230	$974	$(2,147)	$37,057

At December 31, 2006:
Preferred stocks	$46,866	$1,245	$(327)	$47,784

Proceeds from the sales of investments in equity securities during 2007, 2006 and 2005 were $20.0 million, $20.7 million, and $6.6 million; gross gains of $0.0 million, $0.1 million, and $0.7 million and gross losses of $0.0 million, $0.0 million, and $0.1 million were realized on these sales in 2007, 2006, and 2005, respectively.

19

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

Net investment income consisted of the following for the years ended December 31:

	2007	2006	2005
	(in thousands)

Debt securities	$49,217	$42,678	$35,369
Equity securities	2,708	3,152	2,232
Mortgage loans	130	186	38
Policy loans	3,244	3,108	3,030
Cash, cash equivalents and short-term investments	1,385	3,779	2,574
Other	(69)	124	145
Gross investment income	56,615	53,027	43,388
Investment expenses	1,364	1,472	1,164
Net investment income	$55,251	$51,555	$42,224

The Company’s investments in mortgage loans principally involve commercial loans. At December 31, 2007, 100% of such mortgages involved properties located in Ohio.  Such investments consist of first mortgage liens on completed income producing properties.  The aggregate mortgage outstanding to any one borrower does not exceed $2.8 million.  During 2007, the respective maximum and minimum lending rates for mortgage loans were 6.25% and 6.25%.  At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage does not exceed 80%.

At December 31, 2007, the Company’s investments in mortgage loans were not subject to prior liens.  All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.  During 2007, the Company did not reduce interest rates on any outstanding mortgages.

3. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating the fair value of financial instruments in the accompanying financial statements and notes thereto.

The methods and assumptions used in estimating fair values for debt and equity securities are disclosed in Note 2.

Fair values for cash, cash equivalents and short-term investments approximate cost.

20

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

3. Fair values of Financial Instruments (continued)

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk.  The fair values for mortgage loans in default are established at the lower of the fair market value of the related underlying collateral or carrying value of the loan.

The fair values of single premium immediate annuity reserves are based on discounted cash flow calculations using a market yield rate for assets with similar durations.  The fair value of deposit fund liabilities and the remaining annuity reserves are primarily based on the cash surrender values of the underlying contracts.

The fair value of separate account liabilities for investment-type products equals the cash surrender values.

The Company does not believe it is practicable to estimate the fair value of policy loans because the loans have no stated maturity and are an integral part of the related insurance contracts.

The carrying amounts and fair values of the Company’s significant financial instruments follow.

	December 31, 2007		December 31, 2006
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(In thousands)
Assets:
Debt securities	$993,174	$992,516	$869,781	$867,891
Preferred stocks	38,230	37,057	46,866	47,784
Mortgage loans	2,754	2,754	3,480	3,500
Cash, cash equivalents and short-term investments	12,455	12,455	13,581	13,581
Separate account assets	2,563,118	2,563,118	2,488,106	2,488,106

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$903,837	$900,365	$810,700	$810,900
Separate account liabilities	2,563,118	2,479,395	2,488,106	2,361,400

21

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

4. Related Party Transactions

Western and Southern, Fort Washington and IFS Financial Services perform certain administrative and special services for the Company to assist with its business operations.  These services include tax compliance and reporting, payroll functions, administrative support services, and investment functions. During 2007, the Company paid $6.9 million, $1.2 million and $4.7 million to Western and Southern, Fort Washington, and IFS, respectively.  During 2006, the Company paid $5.9 million, $1.1 million and $3.9 million to Western and Southern, Fort Washington, and IFS Financial Services, respectively.  During 2005, the Company paid $0.03 million, $1.0 million and $10.8 million to Western and Southern, Fort Washington and Integrity, respectively.  The charges for services are considered reasonable and in accordance with the requirements of applicable insurance law and regulations.

5. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements.  The ceded insurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within capital resources.

The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the years ended December 31:

	2007	2006	2005
	(in thousands)
Direct premiums	$517,678	$522,714	$457,845
Assumed premiums:
Affiliates	—	—	—
Non-affiliates	5,774	6,238	29,388
Ceded premiums:
Affiliates	—	—	—
Non-affiliates	(224)	(602)	(735)
Net premiums	$523,228	$528,350	$486,498

22

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

5. Reinsurance (continued)

The Company’s ceded reinsurance arrangements reduced other certain items in the accompanying financial statements by the following amounts as of and for the years ended December 31:

	2007	2006	2005
	(in thousands)
Benefits paid or provided:
Affiliates	$—	$—	$—
Non-affiliates	298	(12)	534
Policy and contract liabilities:
Affiliates	—	—	—
Non-affiliates	299	142	565

In 2007 and 2006, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

Neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2007, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected.  The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

There would be no reduction in surplus at December 31, 2007, if all reinsurance ceded agreements were cancelled.

23

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes

The Company is included in the consolidated federal income tax return of Western and Southern. The method of allocation between the companies is subject to a written agreement, approved by the Board of Directors. Allocation is based on separate return calculations with current credit for net losses. Intercompany tax balances are settled annually.  The tax years of 2007, 2006, 2005 and 2004 remain subject to examination by major tax jurisdictions.

The amount of federal income taxes incurred that will be available for recoupment at December 31, 2007 in the event of future net losses is $2.2 million, $0 million, and $0 million from 2007, 2006, and 2005, respectively.

The change in net deferred income taxes is comprised of the following:

	December 31
	2007	2006	Change
	(in thousands)
Total deferred tax assets	$17,520	$16,425	$1,095
Total deferred tax liabilities	(1,996)	(5,266)	3,270
Net deferred tax asset (liability)	$15,524	$11,159	$4,365
Less tax (expense) benefit from unrealized gains or losses			—
Change in net deferred income taxes			$4,365

Nonadmitted deferred tax assets increased (decreased) by $1.8 million, $(30.2) million and $1.3 million for the years ended December 31, 2007, 2006 and 2005, respectively.

Current income taxes incurred for the years ended December 31, consist of the following major components:

	Year Ended December 31
	2007	2006	2005
	(in thousands)
Federal income tax expense on operating income	$3,452	$6,871	$(3,121)
Federal income tax expense on capital gains	(491)	(938)	(1,246)
Capital loss carryforward adjustment	(778)	(1,220)	1,161
NOL carryforward adjustment	—	(28,957)	3,242
Prior year under (over) accrual	(2,436)	—	(121)
Current income taxes incurred	$(253)	$(24,244)	$(85)

24

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

The main components of the deferred tax amounts at December 31, are as follows:

	2007	2006
	(in thousands)
Deferred tax assets:
Reserves	$7,217	$7,013
Deferred acquisition costs	7,182	6,552
Stocks/debt securities	3,121	2,082
Capital loss carryover	—	778
Total deferred tax assets	17,520	16,425

Nonadmitted deferred tax assets	1,776	—
Admitted deferred tax assets	15,744	16,425

Deferred tax liabilities:
Stocks /debt securities	6	18
Reserve strengthening	955	1,024
Separate account adjustment	1,035	4,224
Total deferred tax liabilities	1,996	5,266
Net admitted deferred income tax assets	$13,748	$11,159

25

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

The Company’s federal income tax expense and change in net deferred income taxes differs from the amount obtained by applying the federal statutory rate of 35% to gain from operations before federal income tax expense and net realized capital gains.  The significant differences for the year ended December 31, are as follows:

		Effective		Effective		Effective
	2007	Tax Rate	2006	Tax Rate	2005	Tax Rate
Provision computed at statutory rate	$3,640	35.00%	$4,314	35.00%	$576	35.00%
Dividends received deduction	(4,350)	-41.82	(1,095)	-8.89	(801)	-48.64
Separate account adjustment	(1,961)	-18.86	625	5.08	(1,969)	-119.66
Other	329	3.17	167	1.35	(273)	-16.58
Total	$(2,342)	-22.51%	$4,011	32.54%	$(2,467)	-149.88%

Federal income taxes incurred	$1,016	9.77%	$(22,086)	-179.18%	$—	—%
Change in net deferred income taxes*	(3,358)	-32.28	26,097	211.72	(2,467)	-149.88
Total statutory income taxes	$(2,342)	-22.51%	$4,011	32.54%	$(2,467)	-149.88%

*Excludes change in net deferred income taxes on realized gains/losses of $(1,007), $1,394 and $1,820 for the years ended December 31, 2007, 2006 and 2005, respectively.

26

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

7. Regulatory Matters

The Company is required by statutory regulations to meet minimum risk-based capital standards.  Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile.  At December 31, 2007 and 2006, the Company exceeded the minimum risk-based capital.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

Under New York insurance laws, the Company may pay dividends only out of its earnings and surplus, subject to at least thirty days prior notice to the New York Insurance Superintendent and no disapproval from the Superintendent prior to the date of such dividend. The Superintendent may disapprove a proposed dividend if the Superintendent finds that the financial condition of the Company does not warrant such distribution. The Company may not pay any dividends during 2008 without prior approval.

8. Commitments and Contingencies

The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts.  The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.

At December 31, 2007, the Company does not have any material lease agreements for office space or equipment.

27

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

9. Annuity Reserves

At December 31, 2007, the Company’s general and separate account annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	Amount	Percent
	(in thousands)
Subject to discretionary withdrawal:
With market value adjustment	$1,941,260	56.8%
At book value less current surrender charge of 5% or more	391,167	11.4
At fair value	573,807	16.8
Total with adjustment or at market value	2,906,234	85.0
Subject to discretionary withdrawal (without adjustment) at book value with minimal or no charge or adjustment	319,656	9.4
Not subject to discretionary withdrawal	192,322	5.6
Total annuity reserves and deposit fund liabilities (before reinsurance)	3,418,212	100.0%
Less reinsurance ceded	—
Net annuity reserves and deposit fund liabilities	$3,418,212

Interest changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of duration and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

28

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

10. Separate Accounts

The Company’s guaranteed separate accounts include non-indexed products and guaranteed rate options.  The guaranteed rate options are sold as a fixed annuity product or as an investment option within the Company’s variable annuity products.  These options carry a minimum interest guarantee based on the guarantee period selected by the policyholder.  The fixed annuity products currently offered generally provide a death benefit equal to the account value.  The fixed investment options currently offered within the Company’s variable annuity products provide the death benefits listed below for variable annuities.

The Company’s nonguaranteed separate accounts include variable annuities.  The net investment experience of variable annuities is credited directly to the policyholder and can be positive or negative. Variable annuities include minimum guaranteed death benefits that vary by product and include optional death benefits available on some products.  The death benefits currently offered by the Company include the following: account value, return of premium paid, a death benefit that is adjusted after 7 years to the current account value, and a death benefit that is adjusted periodically to the current account value.  Assets held in separate accounts are carried at estimated fair values.

29

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

10. Separate Accounts (continued)

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2007 is as follows:

	Separate Accounts with Guarantees
	Indexed	Nonindexed Guaranteed Less than / equal to 4%	Nonindexed Guaranteed More than 4%	Nonguaranteed Separate Accounts	Total
	(in thousands)
Premiums, deposits and other considerations	$—	$7,932	$187,243	$55,000	$250,175

Reserves for separate accounts with assets at fair value	$—	$534,294	$1,406,274	$573,807	$2,514,375

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$—	$534,294	$1,406,274	$—	$1,940,568
At book value without market value adjustment and with current surrender charge of 5% or more
At fair value	—	—	—	573,807	573,807
Subtotal	—	534,294	1,406,274	573,807	2,514,375
Not subject to discretionary withdrawal	—	—	—	—	—
Total separate accounts liabilities	$—	$534,294	$1,406,274	$573,807	$2,514,375

30

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

10. Separate Accounts (continued)

A reconciliation of the amounts transferred to and from the separate accounts for the year ended December 31, 2007 is presented below:

2007
(in thousands)
Transfers as reported in the summary of operations of the Separate Accounts Statement:
Transfers to Separate Accounts	$353,881
Transfers from Separate Accounts	356,766
Net transfers to Separate Accounts	(2,885)
Reconciling adjustments:
Policy deductions and other expenses reported elsewhere in the statement of operations	(11,873)
Other changes in surplus in separate account statement	(5,603)

Transfers as reported in the summary of operations of the Company	$(20,361)

31

Financial Statement Schedules (Statutory-Basis)

32

National Integrity Life Insurance Company

Summary of Investments - Other Than Investments in Related Parties

(in thousands)

December 31, 2007

Schedule I

Type of Investment	Cost (1)	Market Value	Amount at which shown in the Balance Sheet
Debt Securities

Bonds:
United States government and government agencies and authorities	$3,850	$4,068	$3,850
States, municipalities and political subdivisions	85,621	85,416	85,621
Foreign governments	—	—	—
Public utilities	70,865	72,421	70,865
All other corporate bonds	832,838	830,611	832,838
Preferred stocks	38,230	37,057	38,230
Total fixed maturities	1,031,404	1,029,573	1,031,404

Equity securities

Common stocks:
Public utilities	—	—	—
Banks, trust and insurance	—	—	—
Industrial, miscellaneous and all other	—	—	—
Total equity securities	—	—	—

Mortgage loans on real estate	2,754		2,754
Real estate	—		—
Policy loans	42,357		42,357
Other long-term investments	—		—
Cash, cash equivalents and short-term investments	12,455		12,455
Total investments	$1,088,970		$1,088,970

(1)  Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

33

National Integrity Life Insurance Company

Supplementary Insurance Information

(in thousands)

Schedule III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written

Year ended December 31, 2007
Individual life	$100,786	$—	$1	$11,429	$7,674	$17,826	$274
Individual health	—	—	—	—	—	—	—	—
Group life and health	—	—	—	—	—	—	—	—
Annuity	867,325	—	50	517,484	47,577	546,240	12,349
	$968,111	$—	$51	$528,913	$55,251	$564,066	$12,623

Year ended December 31, 2006
Individual life	$93,868	$—	$1	$9,027	$6,894	$15,119	$217
Individual health	—	—	—	—	—	—	—	—
Group life and health	—	—	—	—	—	—	—	—
Annuity	783,610	—	37	522,489	44,661	354,525	10,925
	$877,478	$—	$38	$531,516	$51,555	$369,644	$11,142

Year ended December 31, 2005
Individual life	$90,918	$—	$1	$30,516	$8,305	$34,503	$631
Individual health	—	—	—	—	—	—	—	—
Group life and health	—	—	—	—	—	—	—	—
Annuity	733,020	—	26	457,575	33,919	403,999	12,111
	$823,938	$—	$27	$488,091	$42,224	$438,502	$12,742

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

34

National Integrity Life Insurance Company

Reinsurance

(in thousands)

Schedule IV

					Percentage of
			Assumed From		Amount
		Ceded to Other	Other		Assumed to
	Gross Amount	Companies	Companies	Net Amount	Net
Year ended December 31, 2007
Life insurance in force	$128,357	$11,084	$228,402	$345,675	66%
Premiums:
Individual life	$5,702	$47	$5,774	$11,429	51%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	517,661	177	—	517,484	—
	$523,363	$224	$5,774	$528,913	1%

Year ended December 31, 2006
Life insurance in force	$129,231	$11,998	$233,700	$350,933	67%
Premiums:
Individual life	$3,182	$393	$6,238	$9,027	69%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	522,698	209	—	522,489	—
	$525,880	$602	$6,238	$531,516	1%

Year ended December 31, 2005
Life insurance in force	$142,084	$59,000	$1,060,912	$1,143,996	93%
Premiums:
Individual life	$1,606	$478	$29,388	$30,516	96%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	457,832	257	—	457,575	—
	$459,438	$735	$29,388	$488,091	6%

35

STATUTORY-BASIS FINANCIAL STATEMENTS

AND SCHEDULES

The Western and Southern Life Insurance Company

Years Ended December 31, 2007, 2006 and 2005

The Western and Southern Life Insurance Company

Statutory-Basis Financial Statements and Schedules

Years Ended December 31, 2007, 2006 and 2005

Report of Independent Registered Public Accounting Firm

The Board of Directors

The Western and Southern Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of The Western and Southern Life Insurance Company (the Company) as of December 31, 2007 and 2006, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2007.  Our audits also included the statutory-basis financial statement schedules listed in the contents page. These financial statements and schedules are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting.  Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department, which practices differ from U.S. generally accepted accounting principles.  The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of The Western and Southern Life Insurance Company at December 31, 2007 and 2006, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2007.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Western and Southern Life Insurance Company at December 31, 2007 and 2006, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2007, in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department.  Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 1 to the financial statements, in 2005 the Company adopted Statement of Statutory Accounting Principles No. 88, which changed its method of accounting for certain non-insurance subsidiaries, controlled, and affiliated entities.

/s/ Ernst & Young LLP

Cincinnati, Ohio

April 7, 2008

1

The Western and Southern Life Insurance Company

Balance Sheets (Statutory-Basis)

	December 31
	2007	2006
	(in thousands)
Admitted Assets
Cash and invested assets:
Debt securities	$3,091,569	$3,340,616
Preferred and common stocks	2,297,944	2,574,789
Investments in common stocks of subsidiaries	1,480,670	1,373,004
Mortgage loans	53,273	56,300
Policy loans	161,007	158,874
Real estate:
Properties held for the production of income	43,147	45,079
Properties occupied by the Company	31,143	31,943
Properties held for sale	—	7,123
Cash, cash equivalents and short-term investments	119,693	178,718
Receivable for securities	10,477	2,847
Other invested assets	575,656	337,111
Total cash and invested assets	7,864,579	8,106,404

Investment income due and accrued	69,996	57,605
Premiums deferred and uncollected	59,946	60,599
Current federal income taxes recoverable	2,380	12,627
Receivables from parent, subsidiaries and affiliates	1,994	12,618
Other admitted assets	6,866	6,494
Separate account assets	826,556	841,255
Total admitted assets	$8,832,317	$9,097,602

Liabilities and Capital and Surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$2,580,404	$2,555,385
Accident and health reserves	267,317	256,046
Liability for deposit-type contracts	242,761	245,568
Policy and contract claims	49,476	46,240
Dividends payable to policyholders	41,225	40,463
Premiums received in advance	5,850	7,820
Total policy and contract liabilities	3,187,033	3,151,522

General expense due and accrued	21,305	22,028
Current federal income taxes payable	1,663	36,490
Net deferred income tax liability	256,051	422,649
Asset valuation reserve	185,542	347,976
Interest maintenance reserve	41,097	51,886
Other liabilities	379,120	467,940
Liability for postretirement benefits other than pensions	225,699	215,640
Borrowed money and interest	2,286	25,204
Separate account liabilities	826,556	841,255
Total liabilities	5,126,352	5,582,590

Capital and surplus:
Common stock, $1 par value, authorized 1,000 shares, issued and outstanding 1,000 shares	1,000	1,000
Paid-in surplus	5,000	5,000
Accumulated surplus	3,699,965	3,509,012
Total capital and surplus	3,705,965	3,515,012
Total liabilities and capital and surplus	$8,832,317	$9,097,602

See accompanying notes.

2

The Western and Southern Life Insurance Company

Statements of Operations (Statutory-Basis)

	Year ended December 31
	2007	2006	2005
	(in thousands)
Premiums and other revenues:
Premiums and annuity considerations	$370,598	$382,345	$394,386
Net investment income	469,515	349,338	345,193
Considerations for supplementary contracts with life contingencies	—	8	88
Amortization of the interest maintenance reserve	6,872	8,777	10,431
Reserve adjustments on reinsurance ceded	1,527	1,418	1,440
Other revenues	593	1,191	385
Total premiums and other revenues	849,105	743,077	751,923

Benefits paid or provided:
Death benefits	198,612	200,578	201,918
Annuity benefits	95,138	94,974	96,060
Disability and accident and health benefits	27,106	26,194	28,799
Surrender benefits	247,659	184,645	148,546
Payments on supplementary contracts	130	129	133
Other benefits	15,941	16,939	23,850
Increase (decrease) in policy reserves and other policyholders’ funds	35,328	42,881	35,382
Total benefits paid or provided	619,914	566,340	534,688

Insurance expenses and other deductions:
Commissions	46,809	46,821	48,857
Commissions and expenses on reinsurance assumed	24,495	25,389	27,677
General expenses	151,614	156,091	144,415
Net transfers to (from) separate account	(40,425)	(39,254)	(37,728)
Reserve adjustments on reinsurance assumed	(263,510)	(203,810)	(168,448)
Other deductions	40,737	35,881	1,732
Total insurance expenses and other deductions	(40,280)	21,118	16,505

Gain (loss) from operations before dividends to policyholders, federal income tax expense, and net realized capital gains (losses)	269,471	155,619	200,730

Dividends to policyholders	58,729	58,403	56,605
Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	210,742	97,216	144,125
Federal income tax expense (benefit), excluding tax on capital gains	286	32,278	19,262
Gain (loss) from operations before net realized capital gains (losses)	210,456	64,938	124,863
Net realized capital gains or (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	53,889	89,110	19,145

Net income (loss)	$264,345	$154,048	$144,008

See accompanying notes.

3

The Western and Southern Life Insurance Company

Statements of Changes in Capital and Surplus (Statutory-Basis)

Years Ended December 31, 2007, 2006 and 2005

	Common Stock	Paid-In Surplus	Accumulated Surplus	Total Capital and Surplus
	(in thousands)

Balance, January 1, 2005	$1,000	$5,000	$2,918,503	$2,924,503

Net income	—	—	144,008	144,008
Change in net deferred income tax asset	—	—	(10,636)	(10,636)
Net change in unrealized gains on investments (net of deferred tax expense (benefit) of ($22,239))	—	—	725	725
Net change in nonadmitted assets and related items	—	—	(9,144)	(9,144)
Change in asset valuation reserve	—	—	9,830	9,830
Cumulative effect of change in accounting principle	—	—	9,660	9,660
Other changes, net	—	—	1,580	1,580
Balance, December 31, 2005	1,000	5,000	3,064,526	3,070,526

Net income	—	—	154,048	154,048
Change in net deferred income tax asset	—	—	14,558	14,558
Net change in unrealized gains on investments (net of deferred tax expense (benefit) of $89,297)	—	—	341,062	341,062
Net change in nonadmitted assets and related items	—	—	(15,422)	(15,422)
Change in asset valuation reserve	—	—	(37,033)	(37,033)
Dividends to stockholder	—	—	(14,375)	(14,375)
Other changes, net	—	—	1,648	1,648
Balance, December 31, 2006	1,000	5,000	3,509,012	3,515,012

Net income	—	—	264,345	264,345
Change in net deferred income tax asset	—	—	32,421	32,421
Net change in unrealized gains on investments (net of deferred tax expense (benefit) of ($134,177))	—	—	(212,414)	(212,414)
Net change in nonadmitted assets and related items	—	—	(12,414)	(12,414)
Change in asset valuation reserve	—	—	162,434	162,434
Dividends to stockholder	—	—	(44,375)	(44,375)
Other changes, net	—	—	956	956
Balance, December 31, 2007	$1,000	$5,000	$3,699,965	$3,705,965

See accompanying notes.

4

The Western and Southern Life Insurance Company

Statements of Cash Flow (Statutory-Basis)

	Year ended December 31
	2007	2006	2005
	(in thousands)
Cash from Operations:
Premiums collected net of reinsurance	$372,885	$381,876	$396,553
Net investment income received	443,089	347,345	396,914
Benefits paid	(549,812)	(480,249)	(510,409)
Net transfers from (to) separate accounts	40,425	39,254	37,728
Commissions and expense paid	(23,692)	(83,838)	(103,148)
Dividends paid to policyholders	(57,967)	(57,347)	(56,896)
Federal income taxes recovered (paid)	(72,477)	(59,876)	(51,819)
Net cash from operations	152,451	87,165	108,923

Cash from Investments:
Proceeds from investments sold, matured or repaid:
Debt securities	3,672,971	2,928,114	1,402,305
Preferred and common stocks	934,338	660,888	325,561
Mortgage loans	3,027	20,592	59,850
Real estate	7,925	94,903	—
Other invested assets	139,091	92,983	92,737
Net gains (losses) on cash, cash equivalents and short-term investments	81	24	—
Miscellaneous proceeds	850	163	1,543
Net proceeds from investments sold, matured or repaid	4,758,283	3,797,667	1,881,996

Cost of investments acquired:
Debt securities	(3,446,280)	(3,288,681)	(1,652,288)
Preferred and common stocks	(1,049,524)	(768,097)	(366,169)
Mortgage loans	—	—	(3,366)
Real estate	(271)	(25,261)	(2,549)
Other invested assets	(287,399)	(100,519)	(58,848)
Miscellaneous applications	(7,152)	(2,651)	(16,925)
Total cost of investments acquired	(4,790,626)	(4,185,209)	(2,100,145)

Net change in policy and other loans	(2,133)	(555)	(25)
Net cash from (for) investments	(34,476)	(388,097)	(218,174)

Cash from Financing and Miscellaneous Sources:
Borrowed money	(22,918)	(6,699)	31,903
Net deposits on deposit-type contract funds and other insurance liabilities	(2,807)	(2,944)	(112,642)
Dividends paid to stockholder	(58,750)	—	—
Other cash provided (applied)	(92,525)	348,515	32,929
Net cash from (for) financing and miscellaneous sources	(177,000)	338,872	(47,810)

Net change in cash, cash equivalents and short-term investments	(59,025)	37,940	(157,061)
Cash, cash equivalents and short-term investments:
Beginning of year	178,718	140,778	297,839
End of year	$119,693	$178,718	$140,778

See accompanying notes.

5

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis)

December 31, 2007

1.  Nature of Operations and Significant Accounting Policies

The Western and Southern Life Insurance Company (the Company) is a home service insurance company that offers individual traditional and whole life insurance policies.  The Company is licensed in 43 states and the District of Columbia.  For the year ended December 31, 2007, approximately 69% of the gross premiums and annuity considerations for the Company were derived from Ohio, Indiana, North Carolina, Illinois, Florida and Pennsylvania.  The Company is domiciled in Ohio.  The Company is an indirect, wholly-owned subsidiary of Western & Southern Mutual Holding Company (Mutual Holding), a mutual holding company formed pursuant to the insurance regulations of the state of Ohio.  Ohio law requires Mutual Holding to hold at least a majority voting interest in the Company.  Currently, Mutual Holding indirectly holds 100% of the voting interest through Western & Southern Financial Group, its wholly-owned subsidiary.  The Company wholly owns the following insurance entities:  Western-Southern Life Assurance Company (WSLAC), Columbus Life Insurance Company (Columbus Life) and Integrity Life Insurance Company.  Integrity Life Insurance Company wholly owns National Integrity Life Insurance Company.

The Company has established and operates a closed block for the benefit of holders of most participating individual ordinary and weekly industrial life insurance policies issued on or before the formation of Mutual Holding in 2000 (the Closed Block).  Assets have been allocated to the Closed Block in an amount that is expected to produce cash flows which, together with anticipated revenue from the policies included in the Closed Block, are reasonably expected to be sufficient to support the Closed Block policies, the continuation of policyholder dividends, in aggregate, in accordance with the 2000 dividend scale if the experience underlying such scale continues, and for appropriate adjustments in the dividend scale if the experience changes. Invested assets allocated to the Closed Block consist primarily of high quality debt securities, mortgage loans, policy loans, short-term investments, and other invested assets.  Invested assets of $2,489.6 million and $2,522.0 million were allocated to the Closed Block as of December 31, 2007 and 2006, respectively. The assets allocated to the Closed Block inure solely for the benefit of the Closed Block policyholders and will not revert to the benefit of the Company.  The purpose of the Closed Block is to protect the policy dividend expectations of these policies after the formation of Mutual Holding. The Closed Block will continue in effect until the last policy in the Closed Block is no longer in force.

6

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes.  Actual results could differ from those estimates.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department (the Department).  These practices differ in some respects from accounting principles generally accepted in the United States (GAAP).  The more significant differences follow.

Investments

Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the National Association of Insurance Commissioners’ (NAIC) rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows.  For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the retrospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted fair value. If high credit quality securities are adjusted, the retrospective method is used.

7

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

The Company monitors investments to determine if there has been an other-than-temporary decline in fair market value.  Factors management considers for each identified security include the following:

•                  the length of time and the extent to which the fair value is below the book/adjusted carry value;

•                  the financial condition and near term prospects of the issuer, including specific events that may affect its operations; and

•                  the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carry value.

If the decline is judged to be other-than-temporary, an impairment charge is recorded as a net realized capital loss in the period the determination is made.

Investments in real estate are reported net of required obligations rather than on a gross basis as for GAAP.  Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual security sold in 5-year bands. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.

Subsidiaries

The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred.  Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and

8

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.

Nonadmitted Assets

Certain assets designated as “nonadmitted” (principally the prepaid pension asset and electronic data processing equipment, software, and furniture and other equipment), and other assets not specifically identified as admitted assets within the NAIC’s Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated surplus.  Under GAAP, such assets are included in the balance sheets.

Premiums and Benefits

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received, and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance

A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

9

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

Employee Benefits

For purposes of calculating the Company’s pension and postretirement benefit obligations, only vested participants and current retirees are included in the valuation.  Under GAAP, active participants not currently eligible also would be included.  In addition, unrecognized gains or losses and unrecognized prior service cost are included in other comprehensive income under GAAP.

Deferred Income Taxes

Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted.  Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

Policyholder Dividends

Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

10

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

A reconciliation of capital and surplus and net income of the Company as determined in accordance with statutory accounting practices to amounts determined in accordance with GAAP as of December 31 and for the year then ended is as follows:

	2007	2006
	(in thousands)
Capital and surplus as reported in the accompanying statutory-basis financial statements	$3,705,965	$3,515,012
Deferred policy acquisition costs	229,528	231,547
Policy reserves	80,649	85,666
Asset valuation and interest maintenance reserves	226,639	399,862
Unrecognized benefit plan losses	(374,532)	—
Employee benefit income	394,844	419,527
Income taxes	(165,115)	(295,768)
Net unrealized gain on available-for-sale securities	82,820	98,676
Subsidiary equity	471,536	520,406
Policyholder dividend obligation	(147,206)	(171,636)
Subsidiary reinsurance recoverable	195,441	188,528
Other, net	33,173	34,042
Stockholder’s equity, GAAP basis	$4,733,742	$5,025,862

	2007	2006	2005
	(in thousands)
Net income as reported in the accompanying statutory-basis financial statements	$264,345	$154,048	$144,008
Deferred policy acquisition costs	(3,444)	1,611	7,225
Policy reserves	(2,153)	526	(7,746)
Employee benefit income	2,766	921	1,586
Income taxes	16,381	(5,962)	(40,455)
Interest maintenance reserve	(10,789)	(15,270)	(3,564)
SAP vs. GAAP subsidiary income	139,933	142,689	113,556
Private equity adjustments	(1,839)	(3,228)	23,701
Other, net	(74,994)	3,814	11,486
Net income, GAAP basis	$330,206	$279,149	$249,797

11

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Other significant statutory accounting practices follow.

Investments

Debt securities, preferred stocks, common stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:

Debt securities not backed by other loans are principally stated at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg, Trepp, dealer surveys or internal estimates and are based on the current interest rate and economic environment.  The retrospective adjustment method is used to value all such securities except principal-only and interest-only securities, which are valued using the prospective method.

Non-affiliated common stocks are reported at fair value as determined by the Securities Valuation Office (SVO) of the NAIC and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

Redeemable preferred stocks that have characteristics of debt securities and are rated as high quality or better are reported at cost or amortized cost.  All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value.  Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the SVO and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

There are no restrictions on non-affiliated common or preferred stocks.

Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.

The Company’s insurance subsidiaries are reported at their underlying statutory equity.  The Company’s noninsurance subsidiaries are reported based on underlying audited GAAP equity.  The net change in the subsidiaries’ equity is included in capital and surplus.

12

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Joint ventures, partnerships, and limited liability companies are carried at the Company’s interest in the underlying audited GAAP equity of the investee.  Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses.  Distributions from earnings of the investees are reported as net investment income when received.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment.  A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement.  When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realized value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

Real estate occupied by the Company and real estate held for the production of income are reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations.  Depreciation is computed by the straight-line method over the estimated useful life of the properties.

Property acquired in the satisfaction of debt is recorded at the lower of cost less accumulated depreciation or fair market value.

Realized capital gains and losses are determined using the specific identification method.

Changes in admitted asset carrying amounts of debt securities, non-redeemable preferred stocks, non-affiliated common stocks and mortgage loans are credited or charged directly to capital and surplus.

Premiums

Life and accident and health premiums are recognized as revenue when due.  Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

13

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Policy Reserves

Life, annuity and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the non-level incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.

Policy reserves for life insurance and supplemental benefits are computed on the Commissioner’s Reserve Valuation Method.  The following mortality tables and interest rates are used:

	Percentage of Reserves
	2007	2006
Life insurance:
1941 Commissioners Standard Ordinary, 2-1/4% – 3-1/2%	12%	12%
1941 Standard Industrial, 2-1/2% – 3-1/2%	16	16
1958 Commissioners Standard Ordinary, 2-1/2% – 6%	29	30
1980 Commissioners Standard Ordinary, 4% – 5-1/2%	33	31
2001 Commissioners Standard Ordinary, 4-1/2%	1	1
Other, 2-1/2% – 6%	6	6
	97	96
Other benefits (including annuities):
Various, 2-1/2% – 8-1/4%	3	4
	100%	100%

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1st for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

14

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates.  For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by one to twenty-five deaths per thousand.

As of December 31, 2007 and 2006, reserves of $52.1 million and $58.8 million, respectively, were recorded on inforce amounts of $2,090.8 million and $2,262.6 million, respectively, for which gross premiums are less than the net premiums according to the standard of valuation required by the Department.  The Company anticipates investment income as a factor in the premium deficiency calculation.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial condition.  Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.

Policyholders’ Dividends

The amount of policyholders’ dividends to be paid (including those on policies included in the Closed Block) is determined annually by the Company’s Board of Directors.  The aggregate amount of policyholders’ dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

Policy and Contract Claims

Policy and contract claims in process of settlement represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2007 and 2006.   The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analysis.  These estimates are subject to the effects of trends in claim severity and frequency.  Although considerable variability is inherent in such estimates, management believes that the reserves for claims are adequate.  The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

15

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Borrowed Money

The Company has entered into a dollar-roll reverse repurchase agreement.  The transactions were reflected as financing transactions requiring the asset sold and the liability for the repurchase to remain on the Company’s financial statements.  The collateral received for the transactions is reported in short-term investments and the liability for the repurchase is reported in borrowed money on the balance sheets.  There were $2.3 million and $25.2 million of mortgage-backed securities that were subject to the agreements at December 31, 2007 and 2006, respectively.

Securities Lending

The Company loaned $434.0 million and $329.1 million of various U.S. Treasury and corporate debt securities and common stocks as part of a securities lending program administered by the Bank of New York as of December 31, 2007 and 2006, respectively.  The Company requires collateral in the amount of 102% of fair value of the applicable securities loaned.  The Company monitors the fair value of the underlying securities as compared with the related receivable or payable, including accrued interest, and requests additional collateral as necessary.  The Company maintains effective control over all loaned securities, and, therefore, continues to report such securities as invested assets in the balance sheets.  Unrestricted collateral is invested primarily in debt securities and short-term investments with an offsetting liability recognized in other liabilities for the obligation to return the unrestricted collateral.  Restricted collateral is not reflected on the balance sheets as an asset or a liability.  The Company had $238.8 million and $324.9 million of unrestricted collateral and $206.8 million and $12.6 million of restricted collateral held in the Bank of New York Cash Reserves as of December 31, 2007 and 2006, respectively.

16

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Separate Account

The Company maintains a separate account, which holds all of the Company’s pension plan assets.  The assets of the separate account consist primarily of marketable securities, which are recorded at market value.

The activity within the separate account, including realized and unrealized gains or losses on its investments, has no effect on net income or capital and surplus of the Company.  The Company’s statements of operations reflect annuity payments to pension plan participants and other expenses of the separate account, as well as the reimbursement of such expenses from the separate account.

Federal Income Taxes

The Company files a consolidated income tax return with its eligible subsidiaries.  The provision for federal income taxes is allocated to the individual companies using a separate return method based upon a written tax sharing agreement.  Under the agreement, the benefits from losses of subsidiaries are retained by the subsidiary companies.  The Company pays all federal income taxes due for all members of the group.  The Company then immediately charges or reimburses, as the case may be, the members of the group an amount consistent with the method described in the tax sharing agreement.

The Company includes interest and penalties in the federal income tax line on the statements of operations.

Postretirement Benefits Other Than Pensions

The Company accounts for its postretirement benefits other than pensions on an accrual basis.  The postretirement benefit obligation for current retirees and fully eligible employees is measured by estimating the actuarial present value of benefits expected to be received at retirement using explicit assumptions.

Actuarial and investment gains and losses arising from differences between assumptions and actual experience upon subsequent remeasurement of the obligation may be recognized as a component of the net periodic benefit cost in the current period or amortized.  The net gain or loss will be included as a component of net postretirement benefit cost for a year if, as of the beginning of the year, the unrecognized net gain or loss exceeds ten percent of the postretirement benefit obligation.  That gain or loss, if not recognized immediately, will be amortized over the average life expectancy of the employer’s fully vested and retiree group.

17

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Recent Accounting Standard

As of January 1, 2005, the Company adopted Statement of Statutory Accounting Principles (SSAP) No. 88, Investments in Subsidiary, Controlled, and Affiliated Entities, A Replacement of SSAP No. 46 (SSAP 88).  SSAP 88 replaces SSAP No. 46, Investments in Subsidiary, Controlled, and Affiliated Entities, and establishes guidance on how to value non-insurance subsidiaries, controlled and affiliated entities (SCA’s).  This statement requires SCA’s involved in specified activities where 20% or more of the SCA’s revenue is generated from the reporting entity and its affiliates to be recorded based on the GAAP equity reported in the SCA’s audited GAAP financial statements adjusted for specified GAAP to SAP differences.  Investments in SCA’s that do not meet the specified criteria are recorded based on the audited GAAP equity of the SCA.  Upon adoption of SSAP 88, the Company recorded an increase to surplus of $9.7 million.

Reclassifications

Certain prior year amounts in the Company’s statutory-basis financial statements have been reclassified to conform to the 2007 financial statement presentation.

18

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments

Fair values for debt and equity securities are based on quoted market prices, where available. For debt securities not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.  The fair values for equity securities that are not actively traded are estimated based on fair values of issues of comparable yield and quality.

The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2007:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$65,215	$4,087	$(52)	$69,250
Debt securities issued by states of the U.S. and political subdivisions of the states	34,493	71	(130)	34,434
Corporate securities/asset-backed securities	2,433,284	115,409	(27,260)	2,521,433
Mortgage-backed securities	558,577	6,466	(10,837)	554,206
Total	$3,091,569	$126,033	$(38,279)	$3,179,323

At December 31, 2006:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$209,019	$2,495	$(858)	$210,656
Debt securities issued by states of the U.S. and political subdivisions of the states	89,107	23	(388)	88,742
Corporate securities/asset-backed securities	2,365,783	125,538	(23,107)	2,468,214
Mortgage-backed securities	676,707	6,076	(6,293)	676,490
Total	$3,340,616	$134,132	$(30,646)	$3,444,102

19

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

At December 31, 2007 and 2006, the Company held unrated or less-than-investment grade corporate debt securities with a book value of $81.4 million and $132.7 million, respectively, and an aggregate fair value of $89.2 million and $147.9 million, respectively. Such holdings amounted to 2.6% and 4.0%, respectively, of the Company’s investments in debt securities and 0.9% and 1.5%, respectively, of the Company’s total admitted assets as of December 31, 2007 and 2006.  The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities.  The Company considers these evaluations in its overall investment strategy.

The following table shows gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less Than or Equal To 12 Months		Unrealized Losses Greater Than 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2007:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(52)	$2,550	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	(8)	8,567	(122)	2,879
Corporate securities/asset-backed securities	(19,858)	541,500	(7,402)	179,003
Mortgage-backed securities	(8,501)	254,623	(2,336)	89,806
Total	$(28,419)	$807,240	$(9,860)	$271,688

Preferred stocks	$(4,622)	$49,165	$(769)	$10,558
Common stocks, unaffiliated	$(53,023)	$457,821	$—	$—

20

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

	Unrealized Losses Less Than or Equal To 12 Months		Unrealized Losses Greater Than 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2006:
U.S. Treasury securities and obligation of U.S. government corporations and agencies	$(776)	$118,683	$(82)	$2,920
Debt securities issued by states of the U.S. and political subdivisions of the states	(63)	7,987	(325)	8,250
Corporate securities/asset-backed securities	(11,278)	506,552	(11,829)	266,218
Mortgage-backed securities	(2,634)	282,494	(3,659)	138,551
Total	$(14,751)	$915,716	$(15,895)	$415,939

Preferred stocks	$(1,025)	$50,401	$(665)	$13,869
Common stocks, unaffiliated	$(8,453)	$86,747	$—	$—

Investments that are impaired at December 31, 2007 and 2006, for which an other-than- temporary impairment has not been recognized, consist mainly of corporate debt securities, asset-backed securities and unaffiliated common stocks.  The impairment of these securities has been deemed as temporary due to the assigned rating and the typical fluctuations of these particular securities in the marketplace.  The aggregated unrealized loss is approximately 6.1% and 2.7% of the carrying value of these securities at December 31, 2007 and 2006, respectively.  At December 31, 2007, there were a total of 355 securities held that are considered temporarily impaired, 69 of which have been impaired for 12 months or longer.  At December 31, 2006, there were a total of 346 securities held that are considered temporarily impaired, 100 of which had been impaired for 12 months or longer.  The Company recorded other-than-temporary impairments on securities of $35.9 million, $4.5 million and $0.7 million for the years ended December 31, 2007, 2006 and 2005, respectively.

21

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2007, by contractual maturity, is as follows:

	Cost or Amortized Cost	Fair Value
	(in thousands)
Years to maturity:
One or less	$16,670	$16,690
After one through five	194,861	207,000
After five through ten	476,909	482,356
After ten	1,844,552	1,919,071
Mortgage-backed securities	558,577	554,206
Total	$3,091,569	$3,179,323

The expected maturities in the foregoing table may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from sales of investments in debt securities during 2007, 2006 and 2005 were $3,270.6 million, $2,477.8 million, and $968.6 million; gross gains of $6.9 million, $20.9 million, and $22.7 million and gross losses of $15.9 million, $20.2 million, and $12.0 million were realized on these sales in 2007, 2006 and 2005, respectively.

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the year ended December 31:

	2007	2006	2005
	(in thousands)
Realized capital gains (losses)	$97,583	$115,425	$35,773
Less amount transferred to IMR (net of related taxes (benefits) of ($2,109) in 2007, ($3,496) in 2006, and $3,698 in 2005)	(3,917)	(6,493)	6,867
Less federal income tax expense (benefit) of realized capital gains	47,611	32,808	9,761
Net realized capital gains (losses)	$53,889	$89,110	$19,145

22

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

Unrealized gains and losses on investments in common stocks and non-affiliated common stock of subsidiaries are reported directly in capital and surplus and do not affect net income.  The unrealized gains and unrealized losses on, and the cost and fair value of those investments are as follows:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2007:
Preferred stocks	$104,875	$1,323	$(5,391)	$100,807

Common stocks, unaffiliated	$1,057,073	$1,189,020	$(53,023)	$2,193,069
Common stocks of subsidiaries and affiliates	1,001,197	482,360	(2,888)	1,480,670
	$2,058,270	$1,671,380	$(55,911)	$3,673,739

At December 31, 2006:
Preferred stocks	$165,692	$2,748	$(1,690)	$166,750

Common stocks, unaffiliated	$870,471	$1,547,079	$(8,453)	$2,409,097
Common stocks of subsidiaries and affiliates	952,078	495,784	(74,858)	1,373,004
	$1,822,549	$2,042,863	$(83,311)	$3,782,101

Proceeds from the sales of investments in equity securities during 2007, 2006 and 2005 were $902.8 million, $550.3 million, and $224.1 million; gross gains of $124.5 million, $81.7, and $34.9 million and gross losses of $38.7 million, $18.4 million, and $12.2 million were realized on these sales in 2007, 2006 and 2005, respectively.

23

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

Net investment income consisted of the following for the years ended December 31:

	2007	2006	2005
	(in thousands)

Debt securities	$205,822	$192,742	$170,251
Equity securities	177,149	75,093	88,149
Mortgage loans	3,654	6,012	10,030
Real estate	22,835	22,848	27,374
Policy loans	10,342	10,168	9,995
Cash, cash equivalents and short-term investments	11,574	17,855	15,898
Other invested assets	60,760	48,521	50,473
Other	1,951	2,615	760
Gross investment income	494,087	375,854	372,930
Investment expenses	24,572	26,516	27,737
Net investment income	$469,515	$349,338	$345,193

The Company’s investments in mortgage loans principally involve commercial real estate. At December 31, 2007, 44.1% of such mortgages ($23.5 million) involved properties located in Ohio and Florida.  Such investments consist of first mortgage liens on completed income producing properties. The aggregate mortgage outstanding to any one borrower does not exceed $14.6 million.  During 2007, no new mortgage loans were issued.  At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage does not exceed 80%.

At December 31, 2007, the Company’s investments in mortgage loans were not subject to prior liens.  All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.  During 2007, the Company did not reduce interest rates on any outstanding mortgages.

Proceeds from the sales of real estate during 2007 and 2006 were $7.9 million and $94.9 million, respectively; gross gains of $0.7 million and $50.4 million were realized on those sales during 2007 and 2006, respectively.  No gross losses were realized on the sales of real estate in 2007 and 2006.  There were no directly owned properties sold in 2005.

24

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3.  Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating the fair value of financial instruments in the accompanying financial statements and notes thereto.

The methods and assumptions used in estimating fair values for debt and equity securities are disclosed in Note 2.

Fair values for cash, cash equivalents and short-term investments approximate cost.

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk.  The fair values for mortgage loans in default are established at the lower of the fair market value of the related underlying collateral or carrying value of the loan.

The Company does not believe it is practicable to estimate the fair value of policy loans because the loans have no stated maturity and are an integral part of the related insurance contracts.

Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company’s overall management of interest rate risk.

The carrying amounts and fair values of the Company’s significant financial instruments follow.

	December 31, 2007		December 31, 2006
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in thousands)
Assets:
Debt securities	$3,091,569	$3,179,323	$3,340,616	$3,444,102
Preferred stocks	104,875	100,807	165,692	166,750
Non-affiliated common stocks	2,193,069	2,193,069	2,409,097	2,409,097
Mortgage loans	53,273	55,819	56,300	58,000
Cash, cash equivalents and short-term investments	119,693	119,693	178,718	178,718

25

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4.   Related Party Transactions

Intercompany fees for management services to WSLAC and Columbus Life, both wholly-owned subsidiaries, included in net income of the Company were $67.6 million, $57.3 million and $56.3 million, and $7.1 million, $6.2 million and $6.6 million in 2007, 2006 and 2005, respectively.

The Company received payments of principal and interest under mortgage financing arrangements in the amount of $20.1 million, $26.5 million and $49.4 million in 2007, 2006 and 2005, respectively, on behalf of certain partnerships in which the Company has an equity interest. The principal balance of the mortgage financing arrangements was $185.6 million and $173.7 million at December 31, 2007 and 2006, respectively.

At December 31, 2007 and 2006, the Company had $209.9 million and $173.1 million, respectively, invested in the Touchstone Funds, which are mutual funds administered by Touchstone Advisors, Inc., an indirect subsidiary of the Company.

On December 26, 2007, the Company received a dividend of $50.0 million from Columbus Life. A portion of this dividend, $25.7 million, was extraordinary.  On December 27, 2005, the Company received a dividend of $25.0 million from Columbus Life.  Both dividends were in the form of cash.

On December 28, 2007, the Company received a dividend of $30.0 million from WSLAC.  The Company also accrued a dividend of $12.0 million from WSLAC on December 28, 2007.  This dividend was received on January 3, 2008.  Both dividends were in the form of cash.

On July 30 and December 28, 2007, the Company paid dividends to its parent, Western & Southern Financial Group, Inc., in the amounts of $14.4 million and $30.0 million, respectively.  The dividends were in the form of cash.

The Company has entered into multiple reinsurance agreements with affiliated entities.  See Note 5 for further description.

26

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements.  The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

The Company has two modified coinsurance agreements with its subsidiary, WSLAC, whereby the Company assumes certain universal life business issued by its subsidiary prior to 2004.  Under the terms of the agreements, the subsidiary retains the reserves and the related assets of this business. The Company records, in its statements of operations, premiums less experience refunds, commissions, adjustments to reserves as specified in the agreement, benefits incurred and other related expenses of this business.

The Company also has a modified coinsurance agreement with Integrity, whereby the Company assumes structured settlements, guaranteed rate option annuities, and accumulation products written before July 1, 2002.  Under the terms of the agreement, Integrity retains the reserves and the related assets of this business.

The Company has a ceded reinsurance agreement with Columbus Life.  Under the reinsurance agreement, Columbus Life reinsures the former liabilities of Columbus Mutual, a former affiliate, which was merged into the Company.  Life and accident and health reserves ceded from the Company to Columbus Life totaled $729.9 million and $756.7 million at December 31, 2007 and 2006, respectively.

The Company has entered into a retrocession reinsurance agreement with RGA Reinsurance Company.  This coinsurance agreement reinsures certain extended-term life insurance policy reserves totaling $19.8 million and $21.5 million at December 31, 2007 and 2006, respectively.

Certain premiums and benefits are ceded to other insurance companies under various reinsurance agreements. The majority of the ceded business is due to ceding substandard business to reinsurers (facultative basis).

In 2006, the Company entered into a yearly renewable term reinsurance agreement with Lafayette Life Insurance Company (Lafayette Life), an affiliated entity, whereby the Company provides reinsurance coverage on certain life products and associated riders as this coverage is recaptured by Lafayette Life from non-affiliated reinsurers.  Life reserves ceded from Lafayette Life to the Company under this agreement totaled $1.0 million and $0.9 million at December 31, 2007 and 2006, respectively.

27

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance (continued)

The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the year ended December 31:

	2007	2006	2005
	(in thousands)
Direct premiums	$296,303	$297,287	$298,083
Assumed premiums:
Affiliated	84,426	94,808	105,474
Non-affiliates	—	—	—
Ceded premiums:
Affiliates	—	—	—
Non-affiliates	(10,131)	(9,750)	(9,171)
Net premiums	$370,598	$382,345	$394,386

The Company’s ceded reinsurance arrangements reduced other certain items in the accompanying financial statements by the following amounts as of and for the year ended December 31:

	2007	2006	2005
	(in thousands)
Benefits paid or provided:
Non-affiliates	$7,683	$2,044	$5,189
Policy and contract liabilities:
Affiliated	724,158	750,276	776,552
Non-affiliates	7,110	7,609	7,794

During 2007, 2006, and 2005, the Company did not write off any reinsurance balances as a charge to operations.

Other than as described above, neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business.  No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance.  The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement.  At December 31, 2007, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected.   The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

The reduction in capital and surplus at December 31, 2007, if all reinsurance agreements were cancelled, would be $79.7 million.

28

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes

The Company and its subsidiaries file a consolidated federal income tax return. Amounts due from the subsidiaries for federal income taxes were $2.4 million and $12.6 million at December 31, 2007 and 2006, respectively.  The tax years of 2007, 2006, 2005 and 2004 remain subject to examination by major tax jurisdictions.

The amount of federal income taxes incurred that will be available for recoupment at December 31, 2007, in the event of future net losses is $67.7 million, $67.6 million, and $30.5 million from 2007, 2006, and 2005, respectively.

The change in net deferred income taxes is comprised of the following:

	December 31
	2007	2006	Change
	(in thousands)
Total deferred tax assets	$258,653	$256,109	$2,544
Total deferred tax liabilities	(514,704)	(678,758)	164,054
Net deferred tax asset (liability)	$(256,051)	$(422,649)	166,598
Less tax (expense) benefit from unrealized gains or losses			134,177
Change in net deferred income taxes			$32,421

Current income taxes incurred for the years ended December 31, consist of the following major components:

	2007	2006	2005
	(in thousands)
Federal income tax expense on operating income	$20,109	$25,484	$21,899
Federal income tax expense on capital gains	47,611	32,808	9,761
Tax credits	(39)	(392)	(1,171)
Change in tax contingency reserves	(29,500)	—	—
Prior year under (over) accrual	9,716	7,186	(1,466)
Current income taxes incurred	$47,897	$65,086	$29,023

29

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

The main components of the deferred tax amounts at December 31 are as follows:

	2007	2006
	(in thousands)
Deferred tax assets:
Reserves	$86,191	$92,543
Deferred acquisition costs	46,744	46,224
Benefit for employees and agents	117,611	106,315
Other	8,107	11,027
Total deferred tax assets	258,653	256,109

Nonadmitted deferred tax assets	—	—
Admitted deferred tax assets	258,653	256,109

Deferred tax liabilities:
Stocks/debt securities	456,014	608,969
Other invested assets	28,767	39,978
Other	29,923	29,811
Total deferred tax liabilities	514,704	678,758
Net admitted deferred income tax liabilities	$(256,051)	$(422,649)

30

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

The Company’s federal income tax expense and change in net deferred income taxes differs from the amount obtained by applying the federal statutory rate of 35% to gain from operations before federal income tax expense and net realized capital gains.  The significant differences for the year ended December 31, are as follows (in thousands):

		Effective		Effective		Effective
	2007	Tax Rate	2006	Tax Rate	2005	Tax Rate
Provision computed at statutory rate	$73,760	35.00%	$34,026	35.00%	$50,444	35.00%
Dividends received deduction	(51,392)	-24.39	(10,344)	-10.64	(18,035)	-12.51
Tax credits	(193)	-0.09	(563)	-0.58	(1,180)	-0.82
Other invested assets	(626)	-0.30	(10,420)	-10.72	366	0.25
Change in tax contingency reserves	(29,500)	-14.00	—	—	—	—
Other	(8,299)	-3.93	(2,570)	-2.64	(4,457)	-3.09
Total	$(16,250)	-7.71%	$10,129	10.42%	$27,138	18.83%

Federal income taxes incurred	$286	0.14%	$32,278	33.20%	$19,262	13.36%
Change in net deferred income taxes*	(16,536)	-7.85	(22,149)	-22.78	7,876	5.46
Total statutory income taxes	$(16,250)	-7.71%	$10,129	10.42%	$27,138	18.83%

*Excludes change in net deferred income taxes on realized gains/losses of $(15,885), $7,591 and $2,760 for the years ended December 31, 2007, 2006 and 2005, respectively.

31

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

7. Regulatory Matters

The Company is required by statutory regulations to meet minimum risk-based capital standards.  Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile.  At December 31, 2007 and 2006, the Company exceeded the minimum risk-based capital.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure without prior approval of the regulators to the greater of ten percent of statutory surplus or statutory net income as of the preceding December 31, but only to the extent of earned surplus as of the preceding December 31. In 2008, the Company has $326.1 million available for payment of dividends based on capital and surplus of $3,705.0 million at December 31, 2007, less dividends paid in 2007 of $44.4 million.

8. Commitments and Contingencies

The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts.  The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.

At December 31, 2007, the Company does not have any material lease agreements for office space or equipment.

32

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

9. Annuity Reserves and Deposit-Type Contract Liabilities

At December 31, 2007, the Company’s annuity reserves and deposit-type contract liabilities that are subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows:

	Amount	Percent
	(in thousands)
At book value without adjustment (with minimal or no charge or adjustment)	$425,935	33.9%
Not subject to discretionary withdrawal	830,683	66.1
Total annuity reserves and deposit fund liabilities (before reinsurance)	1,256,618	100.0%
Less reinsurance ceded	182,184
Net annuity reserves and deposit fund liabilities	$1,074,434

Interest changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of duration and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

33

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits

The Company has a noncontributory pension plan under group annuity contracts covering substantially all employees and field representatives.  In addition, the Company provides certain healthcare and life insurance benefits for retired employees or their beneficiaries.

Substantially all of the Company’s employees and field representatives may become eligible for those benefits when they reach normal retirement age while working for the Company.

The Company uses a December 31 measurement date for all plans.

A summary of assets, obligations and assumptions of the pension and other postretirement benefit plans at December 31, are as follows:

	Pension Benefits		Postretirement Medical
	2007	2006	2007	2006
	(in thousands)
Change in benefit obligation:
Benefit obligation at beginning of year	$667,251	$660,058	$222,914	$231,706
Service cost	14,494	15,686	8,954	11,209
Interest cost	38,620	37,638	13,283	13,471
Medicare Part D payments received	—	—	1,703	1,279
Contribution by plan participants	—	—	2,214	1,931
Actuarial (gain) loss	(1,816)	(7,798)	(6,362)	(341)
Benefits paid	(39,587)	(38,333)	(15,079)	(14,077)
Plan amendments	—	—	—	(22,264)
Benefit obligation at end of year	$678,962	$667,251	$227,627	$222,914

Change in plan assets:
Fair value of plan assets at beginning of year	$841,255	$792,361	$—	$—
Actual return on plan assets	24,888	87,227	—	—
Employer contribution	—	—	11,162	10,867
Plan participants’ contributions	—	—	2,214	1,931
Medicare Part D payments received	—	—	1,703	1,279
Benefits paid	(39,587)	(38,333)	(15,079)	(14,077)
Fair value of plan assets at end of year	$826,556	$841,255	$—	$—

Funded status:
(Unfunded) overfunded obligation	$147,594	$174,004	$(227,627)	$(222,914)
Unamortized prior service cost	12,424	13,989	(35,874)	(38,746)
Unrecognized net (gain) or loss	368,836	349,509	37,802	46,020
Prepaid assets* (accrued liabilities)	$528,854	$537,502	$(225,699)	$(215,640)

Accumulated benefit obligation for vested employees and partially vested employees to the extent vested	$597,428	$584,933	$227,627	$222,914

Benefit obligation for non-vested employees:
Projected pension obligation	$5,862	$5,754	$—	$—
Accumulated benefit obligation	$4,090	$3,424	$—	$—

* Indicates non-admitted

34

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

Components of net periodic benefit cost:

	Pension Benefits
	2007	2006	2005
Service cost	$14,494	$15,686	$13,406
Interest cost	38,620	37,638	34,993
Expected return on plan assets	(70,849)	(71,131)	(71,083)
Amount of recognized gains and losses	24,818	26,410	17,473
Amount of prior service cost recognized	1,565	1,565	31
Total net periodic benefit cost (benefit)	$8,648	$10,168	$(5,180)

Components of net periodic benefit cost:

	Postretirement Medical
	2007	2006	2005
Service cost	$8,954	$11,209	$10,487
Interest cost	13,283	13,471	12,552
Amount of recognized gains and losses	1,855	2,142	1,161
Amount of prior service cost recognized	(2,872)	(1,481)	(1,481)
Total net periodic benefit cost (benefit)	$21,220	$25,341	$22,719

Weighted-average assumptions used to determine net periodic benefit cost as of December 31:

	Pension Benefits		Postretirement Medical
	2007	2006	2007	2006

Weighted average discount rate	6.00%	5.75%	6.00%	5.75%
Rate of compensation increase	4.60%	4.60%	4.60%	4.60%
Expected long-term rate of return on plan assets	8.50%	8.50%	N/A	N/A

Weighted-average assumptions used to determine net periodic benefit obligation as of December 31:

	Pension Benefits		Postretirement Medical
	2007	2006	2007	2006

Weighted average discount rate	6.00%	6.00%	6.00%	6.00%
Rate of compensation increase	4.60%	4.60%	4.60%	4.60%

35

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The Company’s discount rate assumption is determined by utilizing a discounted cash flow analysis of the Company’s obligations.  The yield curve utilized in the cash flow analysis is comprised of highly rated (Aaa or Aa) corporate bonds.

The Company employs a prospective building block approach in determining the long-term expected rate of return for plan assets.  Historical returns are determined by asset class.  The historical relationships between equities, fixed income securities, and other assets are reviewed.  The Company applies long-term asset return estimates to the plan’s target asset allocation to determine the weighted-average long-term return.  The Company’s long-term asset allocation was determined through modeling long-term returns and asset return volatilities and is guided by an investment policy statement created for the plan.

The asset allocation for the defined benefit pension plan at the end of 2007 and 2006, and the target allocation for 2008 by asset category, are as follows:

	Target Allocation Percentage	Percentage of Plan Assets
	2008	2007	2006
Asset category:
Equity securities	55%	61%	65%
Fixed income securities	40	23	27
Short-term investments	—	—	—
Other	5	16	8
Total	100%	100%	100%

The plan employs a total return investment approach whereby a mix of fixed income and equity investments are used to maximize the long-term return of plan assets for a prudent level of risk.  Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition.  The total portfolio is structured with multiple sub-portfolios, each with a specific fixed income or equity asset management discipline.  Each sub-portfolio is subject to individual limitations and performance benchmarks as well as limitations at the consolidated portfolio level.  Quarterly asset allocation meetings are held to evaluate portfolio asset allocations and to establish the optimal mix of assets given current market conditions and risk tolerance.  Investment mix is measured and monitored on an on-going basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.

For measurement purposes of the postretirement benefit obligation, a 7.0% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2007.  The rate was assumed to decrease gradually to 4.75% for 2011 and remain at that level thereafter.

36

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

Increasing or decreasing the assumed health care cost trend rate assumption by one percentage point in each year would increase (decrease) the postretirement benefit obligation as of December 31, 2007, by $25.4 million and $(21.7) million, respectively, and the estimated interest cost components of net period postretirement benefit cost for 2007 by $2.8 million and $(2.4) million, respectively.

The Company made contributions to the postretirement medical plan of $12.9 million in 2007 and expects to contribute $210.4 million between 2008 and 2017, inclusive.  The Company received $1.7 million of subsidies in 2007 and expects to receive $24.1 million of subsidies between 2008 and 2017, inclusive, related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003.

At December 31, 2007 and 2006, the pension plan had $71.3 million and $77.3 million, respectively, invested in Touchstone Funds, which are mutual funds administered by Touchstone Advisors, Inc., an indirect subsidiary of the Company.

As of December 31, 2007, future benefit payments for the pension plan are expected as follows (in millions):

2008:	$38.4
2009:	$38.9
2010:	$39.5
2011:	$40.3
2012:	$41.6
Five years thereafter:	$229.0

Future benefit payments for the postretirement healthcare plan are expected as follows (in millions):

2008:	$16.7
2009:	$17.4
2010:	$18.0
2011:	$18.6
2012:	$18.7
Five years thereafter:	$96.9

37

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The Company does not expect to make contributions to the pension plan during 2008.  The Company expects to contribute approximately $20.4 million during 2008 to its postretirement healthcare plan.

The Company sponsors a contributory employee retirement savings plan covering substantially all eligible, full-time employees.  This plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA).  The Company’s contributions to the plan are based on a combination of the employee’s contributions to the plan and a percentage of the employee’s earnings for the year.  Total Company contributions to the defined contribution plan were $3.1 million, $2.9 million, and $1.2 million for 2007, 2006 and 2005, respectively.

11. Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2007, were as follows:

	Gross	Net of Loading
	(in thousands)

Ordinary new business	$9,576	$818
Ordinary renewal	80,293	58,935
Accident and health renewal	296	118
Assumed investment type contracts	75	75
Total	$90,240	$59,946

38

Financial Statement Schedules (Statutory-Basis)

The Western and Southern Life Insurance Company

Summary of Investments - Other Than Investments in Related Parties

(in thousands)

December 31, 2007

Schedule I

Type of Investment	Cost (1)	Market Value	Amount at which shown in the Balance Sheet
Debt Securities

Bonds:
United States government and government agencies and authorities	$74,025	$79,234	$74,025
States, municipalities and political subdivisions	144,101	147,595	144,101
Foreign governments	—	—	—
Public utilities	474,166	498,300	474,166
All other corporate bonds	2,394,440	2,449,357	2,394,440
Preferred stocks	103,603	99,535	103,603
Total fixed maturities	3,190,335	3,274,021	3,190,335

Equity securities
Common stocks:
Public utilities	16,262	19,871	19,871
Banks, trust and insurance	286,362	1,248,660	1,248,660
Industrial, miscellaneous and all other	754,449	924,538	924,538
Total equity securities	1,057,073	2,193,069	2,193,069

Mortgage loans on real estate	53,273		53,273
Real estate	74,290		74,290
Policy loans	161,007		161,007
Other long-term investments	66,478		66,478
Cash, cash equivalents and short-term investments	119,693		119,693
Total investments	$4,722,149		$5,858,145

(1)  Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

The Western and Southern Life Insurance Company

Supplementary Insurance Information

(in thousands)

Schedule III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written
Year ended December 31, 2007
Individual life	$2,453,410	$—	$31,458	$332,624	$212,027	$331,198	$90,803
Individual health	267,316	3,015	4,131	33,986	20,183	32,729	15,239	$33,989
Group life and health	112,365	—	1,104	3,128	1,806	5,222	164	—
Annuity	14,630	—	12,783	860	1,005	250,765	927
Corporate and other	—	—	—	—	234,494	—	44,481
	$2,847,721	$3,015	$49,476	$370,598	$469,515	$619,914	$151,614

Year ended December 31, 2006
Individual life	$2,427,769	$—	$27,812	$340,572	$206,440	$331,249	$94,431
Individual health	256,046	2,974	3,864	34,444	19,478	38,447	15,862	$34,438
Group life and health	111,511	—	527	3,454	1,727	6,124	198	—
Annuity	16,105	—	14,037	3,883	1,045	190,520	1,375
Corporate and other	—	—	—	—	120,648	—	44,225
	$2,811,431	$2,974	$46,240	$382,353	$349,338	$566,340	$156,091

Year ended December 31, 2005
Individual life	$2,404,159	$—	$30,850	$341,779	$168,697	$341,347	$92,187
Individual health	238,917	3,056	4,567	35,226	14,148	26,733	14,804	$35,333
Group life and health	108,961	—	790	4,102	2,995	8,635	201	—
Annuity	16,512	—	14,521	13,367	4,451	157,973	1,126
Corporate and other	—	—	—	—	154,902	—	36,097
	$2,768,549	$3,056	$50,728	$394,474	$345,193	$534,688	$144,415

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

The Western and Southern Life Insurance Company

Reinsurance

(in thousands)

Schedule IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2007
Life insurance in force	$17,719,397	$3,240,782	$14,383,528	$28,862,143	50%
Premiums:
Individual life	$253,686	$4,758	$83,696	$332,624	25%
Individual health	39,359	5,373	—	33,986	—
Group life and health	3,128	—	—	3,128	—
Annuity	130	—	730	860	85
	$296,303	$10,131	$84,426	$370,598	23%

Year ended December 31, 2006
Life insurance in force	$17,912,837	$3,454,695	$15,309,216	$29,767,358	51%
Premiums:
Individual life	$254,180	$4,839	$91,230	$340,571	27%
Individual health	39,356	4,911	—	34,445	—
Group life and health	3,454	—	—	3,454	—
Annuity	305	—	3,578	3,883	92
	$297,295	$9,750	$94,808	$382,353	25%

Year ended December 31, 2005
Life insurance in force	$18,002,796	$3,652,179	$16,088,508	$30,439,125	53%
Premiums:
Individual life	$254,254	$4,802	$92,327	$341,779	27%
Individual health	39,595	4,369	—	35,226	—
Group life and health	4,102	—	—	4,102	—
Annuity	220	—	13,147	13,367	98
	$298,171	$9,171	$105,474	$394,474	27%

NAT Sep Acct II	April 2008

PART C - Other Information

Item 24.                     Financial Statements and Exhibits

(a)          Financial Statements:

Financial Statements included in Part A:  Condensed Financial Information for the Portfolios

Financial Statements included in Part B:

National Integrity Life Insurance Company Separate Account II:

Report of Independent Registered Public Accounting Firm

Statements of Assets and Liabilities as of December 31, 2007

Statements of Operations for the Year Ended December 31, 2007

Statements of Changes in Net Assets for the Years Ended December 31, 2007 and 2006

Notes to Financial Statements

National Integrity Life Insurance Company (Depositor):

Report of Independent Registered Public Accounting Firm

Balance Sheets (Statutory-Basis) as of December 31, 2007 and 2006

Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2007, 2006 and 2005

Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2007, 2006 and 2005

Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2007, 2006 and 2005

Notes to Financial Statements (Statutory-Basis)

The Western and Southern Life Insurance Company (Guarantor):

Report of Independent Registered Public Accounting Firm

Balance Sheets (Statutory-Basis) as of December 31, 2007 and 2006

Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2007, 2006 and 2005

Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2007, 2006 and 2005

Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2007, 2006 and 2005

Notes to Financial Statements (Statutory-Basis)

(b)         Exhibits:

1.     Resolutions of the Board of Directors of National Integrity Life Insurance Company (National Integrity) authorizing the establishment of Separate Account II, the Registrant.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 21 to registration statement on Form N-4 (File No. 033-51126) filed on July 28, 2006.

2.               Not applicable.

3.

a.               Form of Selling/General Agent Agreement among National Integrity, Touchstone Securities, Inc. and broker dealers.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 9 to registration statement on Form N-4 (File No. 333-44892) filed on July 19, 2006.

b.              Form of Variable Contract Principal Underwriter Agreement with Touchstone Securities, Inc. dated May 1, 2006.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 9 to registration statement on Form N-4 (File No. 333-44892) filed on July 19, 2006.

4.

a.               Form of variable annuity contract.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 9 to registration statement on Form N-4 (File No. 333-44892) filed on July 19, 2006.

b.              Form of Guaranteed Minimum Accumulation Benefit Rider.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 22 to registration statement on Form N-4 (File No. 033-51126) filed April 20, 2007.

c.               Form of Individual Guaranteed Minimum Lifetime Withdrawal Benefit and Schedule Page.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333- 44892) filed February 5, 2008.

1

d.              Form of Spousal Guaranteed Minimum Lifetime Withdrawal Benefit and Schedule Page. Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333- 44892) filed February 5, 2008.

5.               Form of application.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 9 to registration statement on Form N-4 (File No. 333-44892) filed on July 19, 2006.

6.

a.               Certificate of Incorporation of National Integrity.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 9 to registration statement on Form N-4 (File No. 333-44892) filed on July 19, 2006.

b.              By-Laws of National Integrity.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 9 to registration statement on Form N-4 (File No. 333-44892) filed on July 19, 2006.

7.               Reinsurance Agreement between National Integrity and Connecticut General Life Insurance Company effective January 1, 1995.  Incorporated by reference from Registrant’s Post-Effective Amendment No. 5 to registration statement on Form N-4 (File No. 33-56658), filed on May 1, 1996.

8.

a.               Form of Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and National Integrity, dated August 10, 2007, filed herewith.

b.              Form of Amendment #1 to Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Integrity, dated August 10, 2007, filed herewith.

c.               Form of Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and National Integrity dated May 1, 2007, filed herewith.

d.              Form of Rule 22C-2 Agreement between Fidelity Distributors Corporation and National Integrity dated March 26, 2007, filed herewith.

e.               Form of Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributor, Inc., Touchstone Securities, Inc. and National Integrity dated January 6, 2003, amended May 4, 2004.  Incorporated by reference from Registrant’s Post-Effective Amendment No. 7 to registration statement on Form N-4 (File No. 333-44892), filed April 21, 2006.

f.                 Form of Amendment #3 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated May 1, 2007, filed herewith.

g.              Form of Amendment #4 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated November 29, 2007, filed herewith.

h.              Form of Participation Agreement between JPM Series Trust II and National Integrity.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to registration statement on Form N-4 (File No. 033-51126), filed on April 26, 1999.

i.                  Form of Rule 22C-2 Agreement between JPM Series Trust II and National Integrity dated April 17, 2007, filed herewith.

j.                  Form of Participation Agreement among PIMCO Variable Insurance Trust, Allianz Global Investors LLC and National Integrity.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333- 44892) filed February 5, 2008.

k.               Form of Selling Agreement between Allianz Global Investors Distributors LLC and National Integrity.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333- 44892) filed February 5, 2008.

l.                  Form of Services Agreement between Pacific Investment Management Company LLC and National Integrity.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333- 44892) filed February 5, 2008.

m.            Form of Participation Agreement among Rydex Variable Trust, Rydex Distributors, Inc. and National Integrity.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333- 44892) filed February 5, 2008.

n.              Form of Services Agreement between Rydex Distributors, Inc. and National Integrity.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333- 44892) filed February 5, 2008.

o.              Form of Administrative Services Agreement between PADCO Advisors II and National Integrity.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333- 44892) filed February 5, 2008.

p.              Form of Participation Agreement among Touchstone Variable Series Trust, Touchstone Securities, Inc. and National Integrity, incorporated by reference to Registrant’s Post Effective Amendment no. 17 to registration statement on Form N-4 (File No. 033-56658) filed October 15, 2001.

2

q.              Form of 22c-2 Agreement between Touchstone Variable Series Trust and National Integrity dated February 14, 2008, filed herewith.

r.                 Form of Shareholder Services Agreement between Touchstone Advisors, Inc. and National Integrity dated January 1, 2008, filed herewith.

s.               Form of Participation Agreement among Deutsche Asset Management VIT Funds (formerly BT Insurance Funds Trust), Deutsche Asset Management, Inc. (formerly Bankers Trust Company) and National Integrity dated October 2, 1997.  Incorporated by reference from Registrant’s Post-Effective Amendment No. 7 to registration statement on Form N-4 (File No. 333-44892), filed April 21, 2006.

t.                 Form of 22c-2 Agreement between DWS Scudder Distributors and National Integrity dated February 16, 2007, filed herewith.

u.              Form of Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co., Inc., Morgan Stanley Investment Management, Incorporated and National Integrity, dated January 2, 2003.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to registration statement on Form N-4 (File No. 333-44892) filed April 21, 2006.

v.              Form of 22c-2 Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co., Incorporated, Morgan Stanley Investment Management, Inc. and National Integrity dated February 16, 2007, filed herewith.

w.            Form of Administrative Service Agreement between Morgan Stanley Distribution, Inc. (successor to Morgan Stanley & Co. Incorporated) and National Integrity dated May 1, 2008, filed herewith.

x.                Form of administrative services agreement between Morgan Stanley Investment Management Inc. and National Integrity dated May 1, 2008, filed herewith.

y.              Form of Participation Agreement among Van Kampen Investments Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc. and National Integrity dated January 2, 2003.  Incorporated by reference from Registrant’s Post-Effective Amendment No. 7 to registration statement on Form N-4 (File No. 333-44892), filed April 21, 2006.

z.                Form of 22c-2 Agreement between Van Kampen Investments Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc. and National Integrity dated February 16, 2007, filed herewith.

9.               Opinion and Consent of Rhonda S. Malone, Esq. as to the legality of the securities registered, filed herewith.

10.         Consent of Independent Registered Public Accounting Firm.  Filed herewith.

11.         Not applicable.

12.         Not applicable.

13.         Powers of Attorney of the Board of Directors of The Western and Southern Life Insurance Company (WSLIC).  Incorporated by reference to Registrant’s Post-Effective Amendment No. 22 to registration statement on Form N-4 (File No. 033-51126) filed April 20, 2007.

14.         Guarantee from WSLIC to the policy holders of National Integrity.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 22 to registration statement on Form N-4 (File No. 033-51126) filed April 20, 2007.

Item 25.                     Directors and Officers of the Depositor

The names and principal business addresses* of the directors and officers of, and their positions with the Depositor are as follows:

Directors:

John F. Barrett	Director, Chairman of the Board
Edward J. Babbitt	Director, Secretary
Jill T. McGruder(1)	Director, President and Chief Executive Officer
John R. Lindholm(2)	Director
Robert L. Walker	Director
William J. Williams	Director
Donald J. Wuebbling	Director
Daniel J. Downing(4)	Director, Vice President
Dale Patrick Hennie(5)	Director
Eric C. Fast(6)	Director
Cameron F. MacRae III(7)	Director
Newton Phelps Stokes Merrill(8)	Director
George R. Bunn Jr.(9)	Director

3

Officers:

John F. Barrett	Director, Chairman of the Board
Jill T. McGruder(1)	Director, President and Chief Executive Officer
Nicholas P. Sargen(1)	Senior Vice President and Chief Investment Officer
Edward J. Haines(1)	Senior Vice President
Kevin L. Howard	Senior Vice President and General Counsel
Constance M. Maccarone	Senior Vice President
Nora E. Moushey	Senior Vice President and Chief Actuary
Floyd D. Buchannan	Vice President
John P. Ciprio(4)	Vice President
Daniel J. Downing(4)	Vice President
Maureen Firestone	Vice President
Michael F. Furgiuele(3)	Vice President
Daniel W. Harris	Vice President
D. Todd Henderson	Vice President and Chief Risk Officer
Bradley J. Hunkler	Vice President and Controller
Phillip E. King	Vice President and Auditor
Paul M. Kruth(1)	Vice President
Michael R. Moser	Vice President and Chief Compliance Officer
Gerald Rusnak	Vice President
Denise L. Sparks	Vice President
Richard K. Taulbee	Vice President
James J. Vance(1)	Vice President and Treasurer
Patricia J. Wilson(1)	Vice President
Donald P. Myers	Assistant Vice President
Andrew P. Shull	Assistant Vice President
John A. Tak	Assistant Vice President
Gerald J. Ulland	Assistant Vice President
M. Lisa Cooper	Product Compliance Officer
Michael W. Collier	Manager, Financial Services
Marvin J. Cox, Jr.	Manager, New Business
David L. DiMartino	Managing Actuary
Edward J. Babbitt	Secretary
Thomas M. Barth	Assistant Treasurer
Douglas B. Perry(1)	Assistant Treasurer
Cheryl J. Stotts	Assistant Treasurer
Timothy D. Speed	Assistant Treasurer
Sharon Cummings(1)	Licensing Officer
Brenda L. Feige(1)	Manager, Licensing
Cynthia A. Lyons	Manager, Annuity Operations
Dawn M. Baca-Travis(4)	Assistant Manager

*The principal business address for the above is 400 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.

(1) Principal Business Address: 303 Broadway, Cincinnati, Ohio 45202

(2) Principal Business Address: 3600 Chamberlain Lane, Suite 736, Louisville, KY 40241

(3) Principal Business Address: 333 Ludlow Street, Stamford, Connecticut 06902

(4) Principal Business Address: 15 Matthews Street, Goshen, New York 10924

(5) Principal Business Address: 990 Hickoryview Drive, Cincinnati, OH 45233

(6) Principal Business Address: 100 First Stamford Place, Stamford, Connecticut 06902

(7) Principal Business Address: 125 West 55th Street, New York, NY 10019

(8) Principal Business Address: 262 Central Park West, Apt. 12B, New York, NY 10024

(9) Principal Business Address: 126 East 56th Street, 12th Floor, New York, NY 10022-3584

Item 26.                     Persons Controlled by or Under Common Control with National Integrity or Registrant

1.               303 Broadway QCS, LLC; Ohio Limited Liability Company; 100% owned by The Western and Southern Life Insurance Company (WSLIC); ownership and operation of real estate

2.               Airport Exchange Hotel Partners; Kentucky General Partnership; 74% owned by WS Airport Exchange GP,

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LLC; 1% owned by Eagle Realty Investments, Inc. (ERI); ownership and operation of real estate
3.	AMLIWS Summit Ridge, LLC; Missouri Limited Liability Company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate
4.	Buckeye Venture Partners, LLC; Ohio Limited Liability Company; 60% owned by Fort Washington Investment Advisors, Inc. (FWIA); private equity fund management
5.	CAI Holding Company, Inc.; Ohio Corporation; 100% owned by Columbus Life Insurance Company (CLIC); holding company
6.	Capital Analysts Agency, Inc.; Ohio Corporation; 99% owned by Capital Analysts Incorporated; general insurance agency
7.	Capital Analysts Agency, Inc.; Texas Corporation; 100% owned by an individual who is a resident of Texas, but under contractual association with Capital Analysts Incorporated; general insurance agency
8.	Capital Analysts Incorporated; Delaware Corporation; 100% owned by CAI Holding Company, Inc.; securities broker-dealer and registered investment advisor
9.	Capital Analysts Insurance Agency, Inc.; Massachusetts Corporation; 100% owned by Capital Analysts Incorporated; general insurance agency
10.	Capital Analysts Insurance Agency, Inc.; Alabama Corporation; 100% owned by Capital Analysts Incorporated; general insurance agency
11.	Carmel Holdings, LLC; Ohio limited liability company; 49% owned by W&S Real Estate Holdings, LLC; 1% owned by ERI; ownership in real estate entity
12.	Carmel Hotel Investor, LLC; Ohio limited liability company; 100% owned by Carmel Holdings, LLC; ownership in real estate entity
13.	Carmel Hotel, LLC; Indiana limited liability company; 74% owned by Carmel Hotel Investor, LLC;1% owned by ERI; ownership and operation of real estate
14.	Carthage Senior Housing, Ltd.; Ohio Limited Liability Company; 98% owned by W&S Real Estate Holdings, LLC; 1% owned by ERI; ownership and operation of real estate
15.	Centreport Hotels LLC; Texas Limited Liability Company; 75% owned by ERI; ownership and operation of real estate
16.	Centreport Partners LP; Texas limited partnership; 25.25% owned by WSLIC, 49% owned by WSLR Dallas LLC, 1% owned by ERI; ownership and operation of real estate
17.	Cleveland East Hotel, LLC; Ohio Limited Liability Company; 74% owned by WSALD CEH, LLC; 1% owned by ERI; ownership and operation of real estate
18.	Columbus Hotel Partners; Ohio General Partnership; 74% owned by WS Columbus Homewood GP, LLC; 1% owned by ERI; ownership and operation of real estate
19.	Columbus Life Insurance Company; Ohio Corporation; 100% owned by WSLIC
20.	Country Place Associates; Ohio General Partnership; 90% owned by WS Country Place GP, LLC; 10% owned by ERI; ownership and operation of real estate
21.	Courtyard Nursing Care, LLC; Ohio Limited Liability Company; 100% owned by WSLAC; ownership and operation of real estate.
22.	Dublin Hotel LLC; Ohio Limited Liability Company; 25% owned by WSLIC, 49% owned by WSLR Columbus LLC, 1% owned by ERI; ownership and operation of real estate
23.	Eagle Realty Group, LLC; Ohio Limited Liability Company; 100% owned by W&S Operating Holdings, LLC; real estate holding company
24.	Eagle Realty Investments, Inc. (ERI); Ohio Corporation; 100% owned by Eagle Realty Group, LLC; real estate
25.

Fort Washington Active Fixed Income LLC, a Delaware Limited Liability Company; managing member is Fort Washington Fixed Income LLC and investors include WSLIC; managing member for private fixed income fund

26.	Fort Washington Capital Partners, LLC (FWCP); Delaware Limited Liability Company; 100% owned by FWIA; managing partner for numerous private equity funds
27.	Fort Washington Fixed Income Alpha LLC; Delaware Limited Liability Company; managing member is Fort Washington Fixed Income LLC; investors include WSLIC; private fixed income fund
28.	Fort Washington Fixed Income LLC; Delaware Limited Liability Company; 100% owned by FWIA; private fixed income fund
29.	Fort Washington High Yield Investors LLC; Delaware Limited Liability Company; managing member is FWCP; private fixed income fund
30.	Fort Washington High Yield Investors II, LLC; Delaware Limited Liability Company; managing member is FWCP; private fixed income fund
31.	Fort Washington Investment Advisors, Inc. (FWIA); Ohio Corporation; 100% owned by W&S Operating

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Holdings, LLC; registered investment adviser
32.	Fort Washington Private Equity Investors II, L.P.; Delaware Limited Partnership; general partner is FWCP and investors include WSLIC; private equity fund
33.	Fort Washington Private Equity Investors III, L.P.; Delaware Limited Partnership; general partner is FWCP and investors include WSLIC; private equity fund
34.	Fort Washington Private Equity Investors IV, L.P.; Delaware Limited Partnership; general partner is FWCP and investors include WSLIC; private equity fund
35.	Fort Washington Private Equity Investors V, L.P.; Delaware Limited Partnership; general partner is FWPEI V GP, LLC and investors include WSLIC; private equity fund
36.	Fort Washington Private Equity Investors V-B, L.P.; Delaware Limited Partnership; general partner is FWPEI V GP, LLC and investors include WSLIC; private equity fund
37.	Fort Washington Private Equity Investors V-VC, L.P.; Delaware Limited Partnership; general partner is FWPEI V GP, LLC and investors include WSLIC; private equity fund
38.	Fort Washington Private Equity Investors VI, L.P.; Delaware Limited Partnership; general partner is FWPEI VI GP, LLC and investors include WSLIC; private equity fund
39.	Fort Washington Private Equity Investors VI-B, L.P.; Delaware Limited Partnership; general partner is FWPEI VI GP, LLC and investors include WSLIC; private equity fund
40.	Fort Washington Private Equity Investors VI-VC, L.P.; a Delaware Limited Partnership; general partner is FWPEI V GP, LLC and investors include WSLIC; private equity fund
41.	Fort Washington Savings Company; Ohio Corporation; 100% owned by WSLIC; bank
42.	FWPEI V GP LLC; Delaware Limited Liability Company; 100% owned by FWIA; general partner of the three private equity funds
43.	FWPEI VI GP LLC; Delaware Limited Liability Company; 100% owned by FWIA; general partner of the three private equity funds
44.	Galveston Summerbrooke Apts., LLC; Texas limited liability company; 54% owned by Summerbrooke Apartments Investor, LLC; 1% owned by ERI; ownership and operation of real estate
45.	IFS Agency, Inc.; Texas Corporation; 100% owned by IFS Financial Services, Inc.; general insurance agency
46.	IFS Agency Services, Inc.; Pennsylvania Corporation; 100% owned by IFS Financial Services, Inc.; general insurance agency
47.	IFS General Agency, Inc.; Pennsylvania Corporation; 100% owned by IFS Financial Services, Inc.; general insurance agency.
48.	IFS Financial Services, Inc. (IFS); Ohio Corporation; 100% owned by Western-Southern Life Assurance Company (WSLAC); development and marketing of financial products for distribution
49.	IFS Fund Distributors, Inc.; Delaware Corporation; 100% owned by IFS; registered broker dealer
50.	IFS Insurance Agency, Inc.; Ohio Corporation; 99% owned by IFS; general insurance agency
51.	Insurance Profillment Services, LLC; Ohio Limited Liability Company; 100% owned by WSLIC; insurance marketing services
52.	Integrity Life Insurance Company; Ohio corporation; 100% owned by WSLIC
53.	IR Mall Associates, Ltd.; Florida limited partnership; 49.50% owned by WSLIC; ownership and operation of real estate
54.	IR Mall Company, L.C.; Florida Limited Liability Company; 50% owned by ERI; ownership and operation of real estate
55.	Kentucky Co-Investment Partners, L.P.; Delaware Limited Partnership; general partner is FWCP; private equity fund
56.	The Lafayette Life Insurance Company; Indiana Corporation; 100% owned by Western & Southern Financial Group, Inc. (WSFG)
57.	LaFrontera Hotel LLC; Texas Limited Liability Company; 75% owned by ERI; ownership and operation of real estate
58.	LaFrontera Lodging Partners LP; Texas limited Partnership; 74.25% owned by W&S Real Estate Holdings, LLC; ownership and operation of real estate
59.	Lookout Corporate Center, Ohio Joint Venture; 50% owned by WS Lookout GP, LLC; ownership and operation of real estate
60.	Mission Club Apartments General Partnership; Florida General Partnership; 95.5% owned by WSLIC, 4.5% owned by ERI; ownership and operation of real estate
61.	New Mexico Co-Investment Partners, L.P.; Delaware Limited Partnership; general partner is FWCP; private equity fund

6

62.	North Pittsburgh Hotel LLC; Pennsylvania Limited Liability Company; 74% owned by WSALD NPH, LLC; 1% owned by ERI; ownership and operation of real estate
63.	Northeast Cincinnati Hotel LLC; Ohio Limited Liability Company; 25% owned by WSLIC, 49% owned by WSLR Cincinnati LLC, 1% owned by ERI; ownership and operation of real estate.
64.	The Ohio Capital Fund LLC; Ohio Limited Liability Company; 60% owned by FWIA and managed by Buckeye Venture Partners, LLC; state funded private equity fund
65.	OTR Housing Associates, L.P.; Ohio Limited Partnership; 98% owned by WSLIC; 1% owned by ERI; ownership and operation of real estate
66.	OTR Redevelopment Group, LLC; Ohio Limited Liability Company; 100% owned by OTR Walnut Housing, Ltd.; ownership of real estate
67.	OTR Transitional Housing, L.P.; Ohio Limited Partnership; 99% owned by WSLIC; ownership and operation of real estate
68.	OTR-Walnut Housing, Ltd.; Ohio Limited Liability Company; 100% owned by ERI; ownership and operation of real estate
69.	Queen City Development I, LLC; Ohio Limited Liability Company; 100% owned by Eagle Realty Group, LLC; operation of real estate
70.	Park Avenue Lofts, LLC; Colorado limited liability company; 49% owned by Uptown Denver Investor, LLC; 1% owned by ERI; ownership and operation of real estate
71.	Race Street Development, Ltd.; Ohio Limited Liability Company; 100% owned by W&S Real Estate Holdings, LLC ; ownership and operation of real estate
72.	Seasons Health Care Limited Partnership; Ohio Limited Partnership; 90% owned by WSLAC, 10% owned by Courtyard Nursing Care, LLC; ownership and operation of real estate
73.	ServerVault Corp.; Delaware Corporation; 50% owned by WSLIC; technology
74.	Shelbourne Campus Properties, LLC; Delaware limited liability company; 54% owned by Shelbourne Housing Investor, LLC; 1% owned by ERI; ownership and operation of real estate
75.	Shelbourne Holdings, LLC; Ohio limited liability company; 98% owned by W&S Real Estate Holdings, LLC; 2% owned by ERI; ownership in real estate entity
76.	Shelbourne Housing Investor, LLC; Ohio limited liability company; 100% owned by Shelbourne Holdings, LLC; ownership in real estate entity
77.	Sixth and Race Development, LLC; Ohio Limited Liability Company; 71% owned by Race Street Development, Ltd., 25% owned by ERI; ownership and operation of real estate
78.	Skyport Hotel LLC; Kentucky limited liability company; 25% owned by WSLIC; 49% owned by WSLR Skyport LLC; 1% owned by ERI; ownership and operation of real estate
79.	Summerbrooke Apartments Investor, LLC; Ohio limited liability company; 100% owned by Summerbrooke Holdings, LLC; ownership in real estate entity
80.	Summerbrooke Holdings, LLC; Ohio limited liability company; 98% owned by W&S Real Estate Holdings, LLC; 2% owned by ERI; ownership in real estate entity
81.	Todd Investment Advisors, Inc.; Kentucky Corporation; 100% owned by FWIA; registered investment adviser
82.	Touchstone Advisors, Inc.; Ohio Corporation; 100% owned by IFS; registered investment adviser
83.

Touchstone Fund Group and Institutional Funds Trusts (Delaware statutory trusts), Touchstone Investment, Strategic, Tax Free and Variable Series Trusts (Massachusetts Business Trusts); WSFG and affiliates hold positions of 5% or greater in certain portfolios of these mutual fund trusts; registered investment companies.

84.	Touchstone Securities, Inc.; Nebraska Corporation; 100% owned by WSLAC; securities broker-dealer
85.	Tri-State Growth Capital Fund I, L.P.; Delaware Limited Partnership; general partner is Tri-State Ventures, LLC and investors include WSLIC; private equity fund
86.	Tri-State Growth Capital Fund II, L.P.; Delaware Limited Partnership; general partner is Tri-State Ventures, II LLC and investors include WSLIC; private equity fund
87.	Tri-State Ventures, LLC; Delaware Limited Liability Company; 100% owned by FWIA; private equity fund
88.	Tri-State Ventures II, LLC; Delaware Limited Liability Company; 100% owned by FWIA; private equity fund
89.	Uptown Denver Investor, LLC; Ohio limited liability company; 100% owned by Uptown Denver Apartment Holdings, LLC; ownership in real estate entity
90.	Uptown Denver Apartment Holdings, LLC; Ohio limited liability company; 98% owned by W&S Real Estate Holdings, LLC; 2% owned by ERI; ownership in real estate entity
91.	Union Centre Hotel LLC; Ohio Limited Liability Company; 25% owned by WSLIC; 49% owned by WSLR Union LLC; 1% owned by ERI; ownership and operation of real estate

7

92.	Vinings Trace, LLC; Indiana Limited Liability Company; 99% owned by WSLIC, 1% owned by ERI; ownership and operation of real estate
93.	Vulcan Hotel LLC; Alabama Limited Liability Company; 25% owned by WSLIC, 49% owned by WSLR Birmingham LLC, 1% owned by ERI; ownership and operation of real estate
94.	W&S Brokerage Services, Inc.; Ohio Corporation; 100% owned by WSLAC; investment advisor and broker dealer
95.	W&S Financial Group Distributors Inc.; Ohio Corporation; 100% owned by IFS; general insurance agency
96.	W&S Operating Holdings, LLC; Ohio Limited Liability Company; 100% owned by WSLIC; ownership of operating entities
97.	W&S Real Estate Holdings, LLC; Ohio Limited Liability Company; 100% owned by WSLIC; ownership of real estate entities
98.	WestAd Inc.; Ohio corporation; 100% owned by WSLIC; general advertising, book selling and publishing
99.	West-Whi Columbus NW Partners; Ohio General Partnership; 74% owned by WS Columbus Northwest GP, LLC; 1% owned by ERI; ownership and operation of real estate
100.	Western & Southern Agency, Inc.; Ohio corporation; 100% owned by WSLIC; general insurance agency
101.	Western & Southern Agency Services, Inc.; Pennsylvania Corporation; 100% owned by WSLIC; general insurance agency.
102.	Western & Southern Financial Fund Inc.; Ohio non profit corporation; charitable giving
103.	Western-Southern Life Assurance Company (WSLAC); Ohio Corporation; 100% owned by WSLIC
104.	The Western and Southern Life Insurance Company (WSLIC); Ohio Corporation; 100% owned by WSFG
105.	The Western and Southern Life Insurance Company VEBA Trust; 501(c)(9) trust organized under laws of Ohio; employee health and welfare
106.	Western & Southern Financial Group, Inc. (WSFG); Ohio Corporation; 100% owned by WSMHC; holding company
107.	Western & Southern Mutual Holding Company (WSMHC); Ohio Mutual Insurance Holding Company
108.	Windsor Hotel LLC; Connecticut Limited Liability Company; 25% owned by WSLIC; 49% owned by WSLR Hartford LLC; 1% owned by ERI; ownership and operation of real estate
109.	Wright Executive Hotel Limited Partners; Ohio Limited Partnership; 60.50% owned by WSLIC; 0.61% owned by WS Wright Hotel GP, LLC; ownership and operation of real estate
110.	WSA Commons, LLC; Georgia Limited Liability Company; 50% owned by WSLIC; ownership and operation of real estate
111.	WS Airport Exchange GP, LLC; Ohio Limited Liability Company; 100% owned by W&S Real Estate Holdings, LLC; ownership and operation of real estate
112.	WS Columbus Homewood GP, LLC; Ohio Limited Liability Company; 100% owned by WSLIC; ownership and operation of real estate
113.	WS Columbus Northwest GP, LLC; Ohio Limited Liability Company; 100% owned by WSLIC; ownership and operation of real estate
114.	WS Country Place GP, LLC; Ohio Limited Liability Company; 100% owned by W&S Real Estate Holdings, LLC; ownership and operation of real estate
115.	WS Lookout JV, LLC; Ohio Limited Liability Company; 100% owned by WSLIC; ownership and operation of real estate
116.	WSL Partners, L.P.; Delaware Limited Partnership;, general partner is FWCP and investors include WSLIC; private equity fund
117.	WS Wright Hotel GP, LLC; Ohio Limited Liability Company; 100% owned by WSLIC; ownership and operation of real estate
118.	WSALD NPH, LLC; Ohio Limited Liability Company; 50% owned by WSLIC; 1% owned by Eagle; ownership and operation of real estate
119.	WSALD CEH, LLC; Ohio Limited Liability Company; 50% owned by WSLIC; ownership and operation of real estate.
120.	WSLR Birmingham LLC; Ohio limited liability company; 100% owned by WSLR LLC; ownership of real estate
121.	WSLR Cincinnati LLC; Ohio limited liability company; 100% owned by WSLR LLC; ownership of real estate
122.	WSLR Columbus LLC; Ohio limited liability company; 100% owned by WSLR LLC; ownership of real estate
123.	WSLR Dallas LLC; Ohio limited liability company; 100% owned by WSLR LLC; ownership of real estate
124.	WSLR Hartford LLC; Ohio limited liability company; 100% owned by WSLR LLC; ownership of real estate

8

125.	WSLR Holdings LLC; Delaware limited liability company; 24.49% owned by WSLIC; ownership of real estate entity
126.	WSLR LLC; Delaware limited liability company; 100% owned by WSLR Holdings, LLC; ownership of real estate entities
127.	WSLR Skyport LLC; Ohio limited liability company; 100% owned by WSLR LLC; ownership of real estate
128.	WSLR Union LLC; Ohio limited liability company; 100% owned by WSLR LLC; ownership of real estate

Item 27.       Number of Contract Owners

As of February 29, 2008, there were 5,060 contract owners of Separate Account II of National Integrity.

Item 28.       Indemnification

National Integrity’s By-Laws provide, in Article VII, Section 7.1 provides:

To the extent permitted by the laws of the State of New York, subject to all applicable requirements thereof:

(a)  any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator, or intestate, is or was a director, officer, employee or incorporator of the Company shall be indemnified by the Company;

(b)  any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator or intestate serves or served any other organization on any capacity at the request of the Company may be indemnified by the Company; and

(c)  the related expenses of any such person in any other of said categories may be advanced by the Company.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.       Principal Underwriters

(a)                                  Touchstone Securities, Inc. (Touchstone Securities) is the principal underwriter for Separate Account II of National Integrity Life Insurance Company.  Touchstone Securities also serves as an underwriter for Separate Accounts I of National Integrity Life Insurance Company, Separate Accounts I, II and VUL of Integrity Life Insurance Company, Western-Southern Life Assurance Company’s Separate Accounts 1 and 2, Columbus Life Insurance Company Separate Account I and for several series of Touchstone Variable Series Trust, Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Institutional Funds Trust and Touchstone Funds Group Trust, each of which is affiliated with the Depositor.

(b)                                 The names and principal business addresses* of the officers and directors of, and their positions with, Touchstone Securities, Inc. are as follows:

Directors:

James N. Clark(1)	Director
Jill T. McGruder	Director
Donald J. Wuebbling(1)	Director

Officers:

James H. Grifo	President
Richard K. Taulbee(1)	Vice President
Patricia J. Wilson	Chief Compliance Officer
James J. Vance	Vice President and Treasurer

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Terrie A. Wiedenheft	Chief Financial Officer
Douglas B. Perry	Assistant Treasurer
Timothy D. Speed(1)	Assistant Treasurer
Cheryl J. Stotts	Assistant Treasurer
Rhonda S. Malone(1)	Secretary

*The principal business address for the above is 303 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.

(1) Principal Business Address: 400 Broadway, Cincinnati, Ohio 45202

(c) Not applicable.

Item 30.       Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by National Integrity at 400 Broadway, Cincinnati, Ohio 45202 or 15 Matthews Street, Suite 200, Goshen, New York 10924.

Item 31.       Management Services

There are currently no management-related services provided to the Registrant.

Item 32.       Undertakings

The Registrant hereby undertakes:

(a)          to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements of the Registrant, Depositor and Guarantor in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)         to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)          to deliver any Statement of Additional Information and any financial statements required to be made available under this Form, including the WSLIC financial statements, promptly upon written or oral request.

(d)         to update the registration statement if WSLIC terminates its guarantee to National Integrity policy holders.

During any time there are insurance obligations outstanding and covered by the Guarantee issued by WSLIC, filed as an exhibit to this registration statement, National Integrity hereby undertakes to provide notice to contract owners promptly after the happening of significant events related to the Guarantee.  These significant events include: (i) termination of the Guarantee that has a material adverse effect on the contract owner’s rights under the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on the contract owner’s rights under the Guarantee; or (iii) the insolvency of WSLIC.

National Integrity represents that the aggregate charges under variable annuity contracts described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by National Integrity.

National Integrity represents that it recognizes the requirements of Section 17(h) of the Investment Company Act of 1940, specifically that it shall not protect or purport to protect any director or officer of the Registrant or Depositor against any liability to them or to their security holders to which he would otherwise be subject by reason or willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

10

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, the Depositor and the Guarantor, certify that they meet all of the requirements for effectiveness of this post-effective amendment to their Registration Statement pursuant to Rule 485 under the Securities Act of 1933 and have duly caused this amendment to the Registration Statement to be signed on their behalf, in the City of Cincinnati and State of Ohio on this 18th day of April, 2008.

SEPARATE ACCOUNT II OF
NATIONAL INTEGRITY LIFE INSURANCE COMPANY
(Registrant)

By: National Integrity Life Insurance Company
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

NATIONAL INTEGRITY LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this 18th day of April, 2008.

NATIONAL INTEGRITY LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

The following persons, in the capacities and on the dates indicated, have signed this amendment to the Registration Statement as required by the Securities Act of 1933:

PRINCIPAL EXECUTIVE OFFICER:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO
April 18, 2008

PRINCIPAL FINANCIAL OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Vice President and Comptroller
April 18, 2008

PRINCIPAL ACCOUNTING OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Vice President and Comptroller
April 18, 2008

DIRECTORS:

/s/ John F. Barrett	/s/ Robert L. Walker
John F. Barrett	Robert L. Walker
April 18, 2008	April 18, 2008

/s/ Edward J. Babbitt	/s/ William J. Williams
Edward J. Babbitt	William J. Williams
Date: April 18, 2008	April 18, 2008

/s/ John R. Lindholm	/s/ Donald J. Wuebbling
John R. Lindholm	Donald J. Wuebbling
April 18, 2008	April 18, 2008

/s/ Jill T. McGruder
Jill T. McGruder
Date: April 18, 2008

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Guarantor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this 18th day of April 2008.

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

PRINCIPAL EXECUTIVE OFFICER:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO
April 18, 2008

PRINCIPAL FINANCIAL OFFICER:	/s/ Robert L. Walker
Robert L. Walker, Senior Vice President and Chief Financial Officer
April 18, 2008

PRINCIPAL ACCOUNTING OFFICER:	/s/ Robert L. Walker
Robert L. Walker, Senior Vice President and Chief Financial Officer
April 18, 2008

DIRECTORS:

/s/ John F. Barrett	/s/ Edward S. Heenan, attorney-in-fact for George H. Walker, III
John F. Barrett	George H. Walker, III
April 18, 2008	April 18, 2008

/s/ Edward S. Heenan, attorney-in-fact for James N. Clark	/s/ Edward S. Heenan, attorney-in-fact for Thomas L. Williams
James N. Clark	Thomas L. Williams
April 18, 2008	April 18, 2008

/s/ Edward S. Heenan, attorney-in-fact for Jo Ann Davidson	/s/ Edward S. Heenan, attorney-in-fact for William J. Williams
Jo Ann Davidson	William J. Williams
April 18, 2008	April 18, 2008

/s/ Edward S. Heenan, attorney-in-fact for Eugene P. Ruehlmann	/s/ Edward S. Heenan, attorney-in-fact for Donald A. Bliss
Eugene P. Ruehlmann	Donald A. Bliss
April 18, 2008	April 18, 2008